UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2006

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 96.6%

CONSUMER DISCRETIONARY -- 14.2%
  Abercrombie & Fitch, Cl A               8,974   $       604
  Advance Auto Parts*                     8,175           338
  Aeropostale (B)*                       12,900           370
  Amazon.com*                             2,100            79
  American Eagle Outfitters              41,981         1,068
  AnnTaylor Stores*                       2,951           107
  Apollo Group, Cl A (B)*                70,629         3,488
  Applebee's International                1,310            30
  Autoliv                                20,538         1,100
  Autonation*                             3,452            72
  Autozone*                               1,987           192
  Barnes & Noble                         13,138           566
  Beazer Homes USA                        4,700           298
  Bed Bath & Beyond*                     21,443           773
  Belo, Cl A                              5,955           126
  Best Buy                                3,000           162
  Black & Decker                            314            27
  Borders Group                          19,700           475
  BorgWarner                             12,000           669
  Boyd Gaming                             4,500           197
  Brinker International (B)              11,311           471
  Cablevision Systems, Cl A*              3,326            87
  Career Education (B)*                  34,265         1,125
  Carnival                               32,935         1,701
  CBS, Cl B                              47,669         1,166
  Centex                                    943            64
  Cheesecake Factory (B)*                 2,754           100
  Chico's FAS (B)*                        8,233           387
  Claire's Stores                        10,200           327
  Clear Channel Communications           43,191         1,222
  Coach (B)*                             46,503         1,661
  Comcast, Cl A*                         99,462         2,669
  Corinthian Colleges*                    1,700            22
  Corporate Executive Board (B)           8,386           839
  Dana (B)                               34,800            61
  Darden Restaurants                     20,955           879
  Delphi                                 39,400            13
  DIRECTV Group*                          6,500           102
  Discovery Holding, Cl A (B)*            3,472            51
  Dollar General                          9,910           173
  Dow Jones                               1,100            45
  E.W. Scripps, Cl A                      6,503           313
  Eastman Kodak (B)                      21,900           614
  eBay*                                 189,300         7,583
  EchoStar Communications, Cl A*            943            28
  Expedia (B)*                           16,888           320
  Federated Department Stores             3,488           248
  Ford Motor                            175,800         1,401
  Fortune Brands                         21,124         1,638
  Gannett                                42,356         2,633
  Gap                                     1,780            33
  General Motors (B)                     24,961           507
  Gentex                                    729            12
  Genuine Parts                          12,658           564
  Getty Images (B)*                       2,280           185
  Goodyear Tire & Rubber (B)*            26,300           377
  GTECH Holdings                          9,769           326
  H&R Block                                 729            16
  Harley-Davidson (B)                    21,589         1,134
  Harman International Industries        10,744         1,186
  Harrah's Entertainment                 22,880         1,646
  Harte-Hanks                             2,616            73
  Hasbro                                 24,407           495
  Hibbett Sporting Goods*                 1,500            48


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Hilton Hotels                           1,830   $        44
  Home Depot                             63,342         2,670
  Hovnanian Enterprises, Cl A*              401            18
  IAC/InterActive (B)*                    8,959           262
  International Game Technology         150,622         5,388
  Interpublic Group (B)*                 16,482           171
  J.C. Penney                            37,143         2,178
  John Wiley & Sons, Cl A                 4,058           153
  Johnson Controls                       10,072           718
  Jones Apparel Group                    17,074           494
  KB Home (B)                             6,767           454
  Knight Ridder                           2,823           169
  Kohl's*                                27,053         1,302
  Lamar Advertising, Cl A (B)*           22,534         1,150
  Lear                                    7,900           165
  Lennar, Cl A (B)                        7,729           463
  Liberty Global, Cl A*                  15,274           310
  Liberty Global, Ser C*                 95,000         1,843
  Liberty Media, Cl A*                   84,612           697
  Limited Brands                         10,500           249
  Lowe's                                 61,467         4,191
  Marriott International, Cl A (B)       30,564         2,091
  Mattel                                 23,035           388
  Maytag                                 18,300           315
  McDonald's                            155,045         5,413
  McGraw-Hill                            80,317         4,264
  Men's Wearhouse                         1,000            31
  Meredith                                1,600            88
  MGM Mirage*                           117,577         4,347
  Michaels Stores                           522            17
  Molecular Devices*                      1,260            40
  Newell Rubbermaid (B)                  17,639           439
  News, Cl A                             28,039           456
  Nike, Cl B (B)                         20,965         1,819
  Nordstrom                               6,948           264
  NVR*                                      300           226
  O'Reilly Automotive (B)*                3,158           103
  Office Depot*                          22,234           793
  OfficeMax                               4,547           133
  Omnicom Group                          22,283         1,779
  Outback Steakhouse                      2,254            94
  Pacific Sunwear of California*         19,700           469
  Panera Bread, Cl A*                     1,701           121
  Petsmart                                3,900           101
  Pixar*                                  1,401            89
  Polo Ralph Lauren                       3,822           222
  Pulte Homes                             5,299           204
  R.H. Donnelley*                           790            48
  Ross Stores                             1,556            44
  Ryland Group                              314            22
  Saks*                                   3,304            62
  Sears Holdings*                         1,880           226
  Select Comfort (B)*                    19,879           727
  ServiceMaster                           6,971            87
  Shaw Communications, Cl B              18,600           486
  Sherwin-Williams                        4,525           206
  Snap-On                                 4,917           191
  Standard-Pacific (B)                    3,968           130
  Stanley Works (B)                      10,351           519
  Staples                               257,107         6,309
  Starbucks*                              6,552           238
  Starwood Hotels & Resorts Worldwide     2,409           153
  Station Casinos                         1,529           105
  Steven Madden                           2,520            81
  Target                                 30,384         1,653
  Tempur-Pedic International (B)*        21,000           248
  Tiffany                                 4,200           156
  Timberland, Cl A (B)*                   3,874           136


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Time Warner                           318,997   $     5,522
  TJX                                       975            24
  Toll Brothers (B)*                      3,691           119
  Too*                                    2,200            67
  Tribune                                 2,216            68
  Univision Communications, Cl A  (B)*  112,091         3,749
  VF                                     21,159         1,159
  Viacom, Cl B*                          55,066         2,200
  Walt Disney*                           20,448           572
  Washington Post, Cl B                       7             5
  Weight Watchers International (B)*     60,345         3,166
  Wendy's International                   4,638           269
  Whirlpool                              10,029           900
  Williams-Sonoma*                        1,800            73
  XM Satellite Radio Holdings,
    Cl A (B)*                           180,180         3,980
  Yum! Brands                            25,550         1,219
                                                  ------------
                                                      127,600
                                                  ------------
CONSUMER STAPLES -- 7.6%
  Albertson's                            36,500           929
  Altria Group                           74,864         5,383
  Anheuser-Busch (B)                     28,279         1,175
  Archer-Daniels-Midland                 16,789           533
  BJ's Wholesale Club*                    8,600           272
  Brown-Forman, Cl B                      4,488           316
  Campbell Soup                           3,345           104
  Chiquita Brands International (B)      13,400           231
  Church & Dwight (B)                     2,917           101
  Clorox                                  5,019           306
  Coca-Cola                              76,701         3,219
  Coca-Cola Enterprises (B)              46,233           908
  Colgate-Palmolive                      44,026         2,399
  ConAgra Foods (B)                      22,588           475
  Costco Wholesale                       16,480           845
  CVS                                     7,842           222
  Dean Foods*                            22,733           852
  Del Monte Foods                         5,961            65
  Energizer Holdings (B)*                 8,774           479
  Estee Lauder, Cl A                     40,600         1,519
  General Mills                          19,346           953
  Hershey (B)                            15,092           772
  HJ Heinz                                  207             8
  Hormel Foods (B)                        4,339           149
  JM Smucker                              2,996           118
  Kellogg                                 6,482           287
  Kimberly-Clark                         16,061           950
  Kraft Foods, Cl A (B)                   2,207            66
  Kroger (B)*                            63,822         1,279
  Loews - Carolina Group                  3,059           145
  McCormick                               2,481            81
  Molson Coors Brewing, Cl B              4,100           257
  Parlux Fragrances (B)*                  6,616           229
  Pepsi Bottling Group (B)               55,244         1,622
  PepsiAmericas (B)                      27,693           662
  PepsiCo                               116,377         6,879
  Pilgrim's Pride (B)                    20,603           475
  Procter & Gamble                      193,968        11,625
  Reynolds American (B)                  18,930         2,009
  Rite Aid (B)*                          40,300           149
  Safeway (B)                            51,776         1,259
  Sara Lee                                2,094            37
  Smithfield Foods*                       3,932           104
  Supervalu                              20,338           643
  Sysco                                  10,624           320
  Tyson Foods, Cl A                      36,387           492
  UST                                       749            29
  Wal-Mart Stores                       150,698         6,836


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Walgreen                              130,206   $     5,841
  Whole Foods Market                     14,116           902
  WM Wrigley Jr.                         33,422         2,124
                                                  ------------
                                                       67,635
                                                  ------------
ENERGY -- 9.6%
  Amerada Hess                           10,851         1,501
  Anadarko Petroleum                     18,983         1,882
  Apache                                  1,026            69
  Arch Coal                               3,901           285
  Baker Hughes                           60,871         4,137
  BJ Services (B)                        22,261           697
  Burlington Resources                   10,945           987
  Chesapeake Energy (B)                  23,124           687
  Chevron                               156,598         8,845
  ConocoPhillips                        144,044         8,781
  Consol Energy                           2,429           156
  Cooper Cameron (B)*                     6,329           256
  Devon Energy                           42,864         2,513
  Diamond Offshore Drilling (B)           2,784           215
  EOG Resources (B)                       6,832           460
  Exxon Mobil                           438,835        26,054
  FMC Technologies*                       2,300           108
  Forest Oil*                               759            38
  Grant Prideco*                          3,665           148
  Halliburton (B)                        47,367         3,221
  Harvest Natural Resources*              4,640            42
  Helmerich & Payne (B)                   2,458           162
  Hercules Offshore*                      1,000            30
  Kerr-McGee                              3,896           381
  Kinder Morgan                           4,174           387
  Marathon Oil                           37,444         2,644
  Massey Energy                             729            27
  Murphy Oil                              1,172            55
  Nabors Industries (B)*                  3,700           244
  National Oilwell Varco*                 3,830           233
  Newfield Exploration*                   2,429            94
  Noble Energy                           10,474           440
  Occidental Petroleum                   11,178         1,023
  Patterson-UTI Energy                    8,726           240
  Peabody Energy                            658            32
  Petro-Canada                           11,800           540
  Pioneer Natural Resources               1,801            76
  Plains Exploration & Production*          294            12
  Pogo Producing                          2,128           106
  Pride International*                   10,000           310
  Rowan                                   3,906           157
  Schlumberger                           66,160         7,608
  Smith International                     2,107            82
  Southwestern Energy*                    1,800            58
  Suncor Energy                          36,792         2,750
  Sunoco                                 12,711           942
  Talisman Energy                         9,900           520
  Teekay Shipping                        13,400           521
  Tesoro                                    736            44
  Tidewater                              20,507         1,071
  Unit*                                  16,940           901
  Valero Energy                          39,320         2,115
  Western Gas Resources                   4,838           229
  XTO Energy                             11,310           474
                                                  ------------
                                                       85,590
                                                  ------------
FINANCIALS -- 20.9%
  A.G. Edwards                           20,796           930
  ACE                                     2,800           156
  Affiliated Managers Group (B)*            436            43


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Aflac                                  17,940   $       830
  Allied Capital (B)                      3,867           113
  Allstate                               74,460         4,079
  AMBAC Financial Group                   9,000           676
  American Capital Strategies             7,746           277
  American Express                       64,452         3,473
  American Financial Group (B)           15,999           662
  American Financial Realty Trust +       1,598            19
  American International Group          119,720         7,945
  AmeriCredit (B)*                       10,507           310
  Ameriprise Financial                    1,258            57
  AmSouth Bancorp (B)                    38,211         1,060
  Anthracite Capital +                    2,194            24
  AON                                    33,761         1,337
  Apartment Investment &
     Management, Cl A +                     243            11
  Archstone-Smith Trust +                 1,601            76
  Arden Realty +                          1,214            55
  Arthur J Gallagher                        522            15
  Ashford Hospitality Trust +             6,708            84
  Associated Banc-Corp                      729            25
  Assurant                               27,624         1,254
  Astoria Financial                      29,233           838
  AvalonBay Communities +                 1,414           146
  Bank of America                       334,509        15,337
  Bank of Hawaii                            943            50
  Bank of New York                        1,200            41
  BB&T                                   31,834         1,258
  Bear Stearns                            8,245         1,108
  BlackRock, Cl A                           314            45
  Boston Properties +                     1,794           152
  BRE Properties, Cl A +                  2,000           109
  Brookfield Properties                  19,600           580
  Brown & Brown (B)                       5,901           185
  Camden Property Trust +                   807            53
  Capital Lease Funding +                 2,016            22
  Capital One Financial                   7,248           635
  CarrAmerica Realty (B) +                4,000           166
  CB Richard Ellis Group, Cl A (B)*       7,900           543
  CBL & Associates Properties +           1,423            61
  Charles Schwab                        137,982         2,237
  Chicago Mercantile
     Exchange Holdings (B)               12,007         5,110
  Chubb                                  15,096         1,445
  CIT Group                              21,448         1,153
  Citigroup                             396,063        18,365
  City National                             207            16
  CNA Financial*                         10,502           325
  Colonial BancGroup                      3,700            93
  Comerica (B)                           47,197         2,705
  Commerce Bancorp (B)                   15,584           517
  Commerce Bancshares (B)                 4,675           241
  Compass Bancshares                        207            10
  Conseco*                                7,646           190
  Countrywide Financial                  15,451           533
  Cullen/Frost Bankers                    1,000            55
  Developers Diversified Realty +           314            16
  Downey Financial                        1,100            70
  Eaton Vance                               181             5
  Equity Office Properties Trust +        8,723           274
  Equity Residential (B) +               15,843           717
  Erie Indemnity, Cl A                      729            39
  Essex Property Trust +                  1,200           120
  Fannie Mae                             27,614         1,510
  Federal Realty Investment Trust (B) +   2,580           180
  Federated Investors, Cl B               5,372           209
  Fidelity National Financial             5,546           209
  Fifth Third Bancorp                       800            31


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  First American                         20,011   $       844
  First Horizon National                  8,022           314
  Forest City Enterprises, Cl A           4,952           201
  Franklin Resources                      9,971         1,024
  Freddie Mac                            80,810         5,446
  Fulton Financial                        2,194            39
  General Growth Properties +             2,794           141
  Genworth Financial, Cl A                5,000           159
  Golden West Financial                  10,038           713
  Goldman Sachs Group                    18,764         2,651
  Greenhill                                 700            46
  Hanover Insurance Group                   736            36
  Hartford Financial Services Group      24,800         2,043
  HCC Insurance Holdings                  8,769           282
  Health Care +                             736            27
  Hospitality Properties Trust (B) +      3,984           177
  HRPT Properties Trust +                 6,608            71
  Huntington Bancshares                  13,673           329
  Independence Community Bank            14,453           592
  IndyMac Bancorp (B)                    21,094           819
  International Bancshares                3,172            92
  Jefferson-Pilot (B)                    16,883         1,017
  Jones Lang LaSalle                      5,800           393
  JPMorgan Chase                        247,637        10,188
  Keycorp                                65,733         2,450
  Kimco Realty +                            472            17
  Legg Mason                              7,125           930
  Lehman Brothers Holdings               28,050         4,094
  Leucadia National                       1,200            65
  Lincoln National                       19,507         1,107
  Loews                                  23,049         2,127
  M&T Bank                                2,930           329
  Macerich +                                858            62
  Markel*                                   229            75
  Marsh & McLennan                       15,025           464
  Marshall & Ilsley                       1,672            74
  MBIA (B)                                8,000           470
  Mellon Financial                        2,300            83
  Mercantile Bankshares                   4,674           179
  Mercury General                           500            28
  Merrill Lynch                          87,028         6,719
  Metlife                                20,990         1,052
  MGIC Investment                        14,162           903
  Moody's                               104,656         7,012
  Morgan Stanley                         86,932         5,186
  National City (B)                      85,864         2,988
  Nationwide Financial Services, Cl A    14,400           617
  New York Community Bancorp             10,149           171
  Northern Trust                          4,225           223
  Old Republic International (B)         24,150           514
  Pan Pacific Retail Properties +         1,516           105
  Peoples Bank                            3,214            99
  Philadelphia Consolidated Holding*        858            92
  Plum Creek Timber +                       522            19
  PMI Group                              13,700           593
  PNC Financial Services Group           26,043         1,832
  Principal Financial Group (B)          34,341         1,673
  Progressive                             5,916           636
  Prologis +                                736            39
  Protective Life                           314            15
  Prudential Financial                   17,300         1,333
  Public Storage +                          314            24
  Radian Group                           12,464           707
  Ramco-Gershenson Properties +           3,486           101
  Rayonier (B) +                          4,900           211
  Regency Centers +                       1,287            83
  Regions Financial                      30,169         1,049
  Safeco                                 16,362           843


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Shurgard Storage Centers, Cl A +        2,743   $       176
  Simon Property Group +                  1,901           158
  Sky Financial Group                     4,654           123
  SL Green Realty +                         522            45
  SLM                                     6,377           360
  Sovereign Bancorp                       1,987            41
  St. Joe (B)                             1,997           120
  St. Paul Travelers (B)                 86,134         3,702
  Stancorp Financial Group               10,300           557
  State Street                            2,501           156
  SunTrust Banks                         26,602         1,925
  Synovus Financial                       2,803            79
  T Rowe Price Group                      2,316           178
  TCF Financial                           1,900            48
  TD Ameritrade Holding                   5,367           117
  TD Banknorth                            9,460           291
  Thornburg Mortgage (B) +               15,194           395
  Torchmark (B)                           3,345           183
  Transatlantic Holdings                  1,001            61
  Trizec Properties +                       207             5
  UnionBanCal                             9,000           622
  United Dominion Realty Trust +          1,030            28
  Unitrin                                   343            17
  UnumProvident                          22,173           459
  US Bancorp                            163,452         5,052
  Vornado Realty Trust +                  1,165           104
  Wachovia                              125,279         7,024
  Washington Mutual (B)                  72,747         3,106
  Wells Fargo                            53,323         3,423
  Westcorp                                1,729           124
  Whitney Holding                           207             7
  Willis Group Holdings (B)              15,224           524
  Wilmington Trust                        1,987            85
  WR Berkley                             18,061         1,046
  XL Capital, Cl A (B)                    2,458           166
  Zions Bancorporation                    1,151            95
                                                  ------------
                                                      186,854
                                                  ------------
HEALTH CARE -- 13.4%
  Abbott Laboratories                    24,000         1,060
  Aetna                                  16,362           834
  Affymetrix*                             2,610            93
  Alcon (B)                               2,308           266
  Allergan (B)                           59,924         6,487
  Alpharma, Cl A                          2,194            66
  AmerisourceBergen                      22,442         1,032
  Amgen*                                 76,122         5,746
  Applera - Applied Biosystems Group      2,930            83
  Barr Pharmaceuticals*                   4,648           312
  Bausch & Lomb (B)                       4,571           316
  Baxter International                   37,081         1,404
  Becton Dickinson                       16,447         1,050
  Biogen Idec*                           13,929           658
  Boston Scientific*                     11,914           291
  Bristol-Myers Squibb                   44,258         1,022
  C.R. Bard                               9,396           615
  Cardinal Health                        14,184         1,030
  Caremark Rx*                           62,480         3,108
  Celgene (B)*                           10,076           383
  Cephalon (B)*                             238            19
  Cerner (B)*                             1,358            57
  Charles River Laboratories
    International*                          736            36
  Chemed                                  6,430           356
  Chiron*                                 7,567           346
  Cigna                                  19,548         2,400
  CNS                                       234             5


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Community Health Systems*               2,496   $        95
  Covance*                                2,388           135
  Coventry Health Care*                   2,565           153
  Dade Behring Holdings                  11,451           418
  DaVita*                                 2,526           147
  Dentsply International                  7,256           414
  Digene (B)*                             4,602           191
  Edwards Lifesciences (B)*               3,446           142
  Eli Lilly                              76,690         4,265
  Emdeon*                                 7,200            76
  Endo Pharmaceuticals Holdings*          4,338           137
  Express Scripts*                        5,745           501
  Fisher Scientific International (B)*   21,517         1,467
  Forest Laboratories*                   10,072           462
  Genentech*                            129,142        11,066
  Genzyme*                                1,736           120
  Gilead Sciences*                        7,679           478
  Guidant                                 3,562           273
  HCA                                    17,058           817
  Health Management Associates, Cl A      6,987           149
  Health Net*                            14,217           682
  Henry Schein (B)*                       3,023           141
  Hillenbrand Industries                  1,809            92
  Hospira*                               12,064           479
  Humana*                                 4,803           248
  Idexx Laboratories*                     3,116           245
  ImClone Systems (B)*                    3,600           138
  IMS Health                              2,823            68
  Inamed*                                   414            37
  Invitrogen (B)*                         2,610           185
  Johnson & Johnson                     103,566         5,971
  Kinetic Concepts*                         800            30
  King Pharmaceuticals*                  80,084         1,301
  Laboratory of America Holdings (B)*     8,979           522
  LifePoint Hospitals*                    1,252            39
  Lincare Holdings (B)*                   5,190           212
  Manor Care                              1,287            53
  McKesson                               16,917           916
  Medco Health Solutions*                45,015         2,508
  Medimmune*                             29,344         1,071
  Medtronic                             111,520         6,016
  Merck                                 162,424         5,662
  Millennium Pharmaceuticals*             6,300            66
  Millipore*                              4,009           278
  Mylan Laboratories                     10,113           233
  Neurocrine Biosciences*                 4,800           315
  Omnicare (B)                            9,355           569
  Palomar Medical Technologies*          11,322           362
  Patterson*                                181             7
  PDL Biopharma (B)*                      7,590           238
  Pfizer                                567,139        14,853
  Pharmaceutical Product Development      2,409           168
  PolyMedica                              2,300            93
  Quest Diagnostics (B)                   9,111           482
  Renal Care Group*                       5,961           284
  Resmed*                                 6,432           261
  Respironics*                            7,039           256
  Schering-Plough (B)                    17,468           323
  Sepracor (B)*                           1,636            94
  St. Jude Medical*                       7,625           348
  Stryker                                84,246         3,894
  Techne (B)*                             6,261           372
  Thermo Electron*                          729            25
  Triad Hospitals*                          774            33
  Trizetto Group*                         4,600            77
  UnitedHealth Group                    109,393         6,370
  Universal Health Services, Cl B  (B)   19,905         1,000
  Varian*                                   600            24


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Varian Medical Systems (B)*             2,287   $       132
  VCA Antech*                             6,858           192
  Ventana Medical Systems*                  500            18
  Waters*                                21,316           911
  Watson Pharmaceuticals (B)*             9,835           295
  WellPoint*                              8,060           619
  West Pharmaceutical Services              434            14
  Wyeth                                  74,394         3,705
  Zimmer Holdings*                       89,030         6,159
                                                  ------------
                                                      120,267
                                                  ------------
INDUSTRIALS -- 7.3%
  3M                                     47,549         3,499
  Adesa                                   6,326           158
  Alexander & Baldwin                     1,974            96
  Alleghany*                                200            58
  Alliant Techsystems*                      522            40
  American Power Conversion               7,810           160
  American Standard                       1,103            44
  Ametek                                  1,609            69
  AMR (B)*                                6,216           156
  Aramark, Cl B                           5,754           164
  Armor Holdings (B)*                    15,859           931
  Avery Dennison                          2,301           138
  Boeing                                  3,480           253
  Burlington Northern Santa Fe           26,951         2,119
  Carlisle                                  380            30
  Caterpillar                             2,867           210
  Cendant                                68,240         1,134
  CH Robinson Worldwide (B)               4,387           197
  ChoicePoint*                            1,407            62
  CNF                                     5,288           265
  CSX                                    13,494           747
  Cummins                                11,500         1,245
  Danaher                                 2,330           141
  Deere                                  13,592         1,037
  Deluxe                                 14,523           360
  Dover                                   2,964           142
  Dun & Bradstreet*                         207            15
  Eaton                                  28,791         2,006
  Emerson Electric                       12,111           991
  Equifax                                 9,940           364
  Expeditors International
     Washington (B)                      71,907         5,594
  Fastenal                                3,168           139
  FedEx                                   4,900           525
  General Dynamics                        9,487         1,169
  General Electric                      346,143        11,378
  Goodrich                                1,014            42
  Harsco                                  6,200           495
  Herman Miller                          14,069           425
  HNI                                     2,987           174
  Honeywell International                34,318         1,405
  Hubbell, Cl B                             800            37
  Illinois Tool Works                    15,800         1,356
  Ingersoll-Rand, Cl A                   24,461         1,004
  ITT Industries                          8,460           444
  Jacobs Engineering Group*               2,810           241
  JB Hunt Transport Services (B)         12,300           291
  JetBlue Airways (B)*                   11,400           130
  Joy Global                                276            14
  L-3 Communications Holdings               207            17
  Laidlaw International                  10,300           284
  Lockheed Martin                        35,585         2,593
  Masco (B)                              17,700           552
  Monster Worldwide*                        700            34
  Navistar International*                16,300           478


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Norfolk Southern                           87   $         4
  Northrop Grumman                       59,675         3,825
  Oshkosh Truck                             861            49
  Paccar (B)                             16,266         1,137
  Pall                                    2,194            65
  Pentair                                   987            40
  Pitney Bowes                            4,844           207
  Precision Castparts                     4,925           261
  Raytheon                               32,088         1,393
  Republic Services                       2,409            94
  Robert Half International               5,400           194
  Rockwell Automation (B)                 7,896           538
  Rockwell Collins                        3,232           172
  Roper Industries                        2,752           124
  RR Donnelley & Sons                     5,180           174
  Ryder System                            3,200           142
  Southwest Airlines                      5,400            91
  SPX                                       729            36
  Stericycle*                             3,601           218
  Teleflex                                2,722           176
  Textron                                   252            22
  Thomas & Betts*                        13,768           677
  Union Pacific                           3,681           326
  United Parcel Service, Cl B (B)       100,949         7,542
  United Technologies                    34,629         2,026
  WW Grainger                               736            55
  YRC Worldwide*                            214            10
                                                  ------------
                                                       65,250
                                                  ------------
INFORMATION TECHNOLOGY -- 15.0%
  Activision (B)*                         2,338            29
  ADC Telecommunications*                 9,054           229
  Adobe Systems*                          2,732           106
  Agere Systems (B)*                     10,029           135
  Agilent Technologies*                  11,987           432
  Akamai Technologies (B)*                4,194           111
  Alliance Data Systems*                  2,000            87
  Altera (B)*                            14,559           292
  Amphenol, Cl A                          2,330           117
  Analog Devices                         14,065           536
  Andrew*                                 3,867            52
  Apple Computer*                         3,917           268
  Applied Materials                      72,840         1,336
  Arrow Electronics*                     17,575           611
  Autodesk                                5,919           223
  Automatic Data Processing               6,146           284
  Avaya*                                  3,207            36
  Avnet (B)*                             15,540           391
  Black Box                                 760            36
  BMC Software*                          11,021           241
  Broadcom, Cl A*                         6,838           308
  CA                                        736            20
  Cadence Design Systems (B)*             7,697           137
  CDW (B)                                 1,916           109
  Ceridian*                               9,958           258
  Checkfree (B)*                          1,151            57
  Cisco Systems*                        273,320         5,532
  Citrix Systems (B)*                     5,697           184
  Cognizant Technology Solutions,
     Cl A*                                  252            15
  Computer Sciences (B)*                 23,785         1,292
  Comverse Technology*                      729            21
  Convergys*                             29,200           507
  Corning*                                8,855           216
  Cree (B)*                               1,409            42
  Dell*                                  86,662         2,513
  Digital Insight*                        6,167           204


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  DST Systems*                            2,822   $       159
  Electronic Arts*                       39,639         2,060
  Electronic Data Systems                12,800           342
  EMC*                                  160,649         2,252
  Emulex*                                 1,816            32
  Fair Isaac                             16,839           718
  Fidelity National Information
  Services                                3,407           135
  First Data                            217,312         9,807
  Fiserv*                                40,607         1,685
  Flextronics International*             13,915           150
  Freescale Semiconductor, Cl B*         20,687           559
  Global Payments (B)                     5,174           269
  Google, Cl A*                          15,070         5,465
  Harris                                  9,002           411
  Hewlett-Packard                       323,805        10,624
  Hyperion Solutions*                       521            17
  Intel                                 223,012         4,594
  Interdigital Communications*            5,522           142
  International Business Machines        52,976         4,251
  Intersil, Cl A                          7,967           226
  Intuit*                                96,596         4,693
  Iron Mountain (B)*                      8,480           371
  Jabil Circuit*                          2,616            99
  Juniper Networks*                         207             4
  Kla-Tencor (B)                          1,843            96
  Lam Research (B)*                       3,167           136
  Lexmark International, Cl A*              351            17
  Linear Technology (B)                  56,321         2,076
  Live Nation*                            1,377            25
  LSI Logic*                             61,000           595
  Marvell Technology Group*               3,150           193
  Maxim Integrated Products              53,280         2,083
  McAfee*                                12,343           287
  MEMC Electronic Materials (B)*          5,454           183
  Mettler Toledo International (B)*       1,465            89
  Micrel (B)*                             8,876           124
  Microchip Technology                    1,214            43
  Micron Technology (B)*                  8,487           132
  Microsoft                             633,034        17,029
  MicroStrategy, Cl A (B)*                3,770           346
  Motorola                               73,624         1,576
  National Semiconductor (B)             50,105         1,405
  NAVTEQ (B)*                            88,000         4,075
  NCR*                                      375            15
  Netlogic Microsystems*                  1,538            54
  Network Appliance*                      2,174            72
  Novellus Systems (B)*                   3,409            91
  Nvidia*                                 1,765            83
  Oracle*                                29,611           368
  Paychex                               172,943         6,926
  QLogic*                                 7,959           327
  Qualcomm                              309,536        14,613
  Red Hat (B)*                            8,590           231
  Reynolds & Reynolds, Cl A              10,146           281
  Sabre Holdings, Cl A (B)               40,519           978
  Salesforce.com*                         4,538           158
  SanDisk (B)*                           80,065         4,831
  Sanmina-SCI*                           34,739           134
  Seagate Technology                     11,400           303
  Serena Software*                       26,277           628
  Solectron*                             88,300           319
  Sybase (B)*                            30,011           640
  Symantec*                              11,340           192
  Synopsys (B)*                          48,109         1,052
  Tech Data (B)*                         32,566         1,352
  Teradyne*                               5,423            91
  Texas Instruments                      42,443         1,267
  Trimble Navigation*                     1,987            81


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Vishay Intertechnology*                   729   $        11
  Western Digital*                       28,614           637
  Wind River Systems*                     2,600            40
  Xerox (B)*                             41,079           612
  Xilinx                                  2,796            76
  Yahoo!*                                46,177         1,480
  Zoran*                                  2,800            55
                                                  ------------
                                                      134,540
                                                  ------------
MATERIALS -- 2.4%
  Agrium                                 19,500           486
  Air Products & Chemicals                  530            34
  Alcoa                                  18,100           531
  Allegheny Technologies                    500            25
  Ashland                                 1,816           119
  Ball                                   10,277           438
  Bemis                                   7,500           225
  Cabot                                   1,800            67
  Cytec Industries                          600            32
  Dow Chemical                           32,340         1,392
  E.I. Du Pont de Nemours                20,478           824
  Eagle Materials (B)                    10,926           591
  Eastman Chemical (B)                   11,903           587
  Ecolab (B)                              6,233           226
  Florida Rock Industries                    58             3
  Freeport-McMoRan Copper & Gold,
     Cl B (B)                             7,703           390
  International Paper                    10,137           332
  IPSCO                                   1,200           116
  Lafarge North America (B)               4,831           400
  Lubrizol                               25,306         1,095
  Martin Marietta Materials              11,394         1,111
  MeadWestvaco                           23,958           666
  Monsanto                                2,196           184
  Nucor (B)                              18,400         1,583
  Phelps Dodge                            7,100           980
  PPG Industries                         25,599         1,552
  Praxair                                87,651         4,731
  Quanex                                    300            19
  Reliance Steel & Aluminum               2,200           181
  Rohm & Haas                             9,700           483
  Scotts Miracle-Gro, Cl A                3,659           175
  Sealed Air*                             2,480           141
  Sigma-Aldrich                             314            20
  Smurfit-Stone Container (B)*           24,100           316
  Sonoco Products                         7,499           245
  Temple-Inland                           2,545           109
  Vulcan Materials                        1,801           142
  Weyerhaeuser (B)                       12,651           864
                                                  ------------
                                                       21,415
                                                  ------------
TELECOMMUNICATION SERVICES -- 3.2%
  Alltel                                 10,035           634
  American Tower, Cl A*                  39,287         1,251
  AT&T                                  263,402         7,267
  BellSouth                             125,990         3,979
  CenturyTel (B)                         21,029           757
  Citizens Communications (B)            20,918           279
  Crown Castle International*            61,284         1,921
  Nextel Partners, Cl A*                  3,390            95
  NII Holdings*                           2,530           130
  Sprint Nextel                         218,318         5,246
  Telewest Global*                        1,151            27
  Verizon Communications                219,095         7,383
                                                  ------------
                                                       28,969
                                                  ------------


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
February 28, 2006


----------------------------------------------------------------
                             Shares/Face Amount   Value
Description                  ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
UTILITIES -- 3.0%
  AGL Resources                           3,410   $       122
  Allegheny Energy*                         522            19
  Alliant Energy                         23,323           772
  Ameren                                  3,059           155
  American Electric Power (B)            76,553         2,794
  Aqua America                           10,286           296
  Centerpoint Energy (B)                 22,500           292
  Cinergy                                 2,409           106
  Consolidated Edison (B)                 3,267           150
  Constellation Energy Group             19,271         1,132
  Dominion Resources                      4,052           304
  DPL                                       219             6
  DTE Energy (B)                         49,932         2,162
  Duke Energy (B)                        94,409         2,681
  Edison International                   24,632         1,093
  Energy East (B)                         1,803            45
  Entergy                                17,079         1,238
  Equitable Resources                     9,568           348
  Exelon                                  3,954           226
  FirstEnergy                            40,903         2,089
  FPL Group                               2,752           115
  Great Plains Energy                     5,332           151
  KeySpan                                   572            23
  MDU Resources Group                     5,914           208
  National Fuel Gas (B)                   3,300           107
  NiSource                                  207             4
  Northeast Utilities                    17,104           336
  NRG Energy (B)*                        10,243           443
  NSTAR (B)                               5,068           149
  OGE Energy                              1,707            49
  Oneok (B)                               4,055           124
  Pepco Holdings (B)                     27,913           663
  PG&E (B)                                5,719           218
  Pinnacle West Capital                  19,000           780
  PPL                                     1,465            47
  Progress Energy (B)                    37,800         1,678
  Public Service Enterprise Group         9,520           661
  Puget Energy                            1,530            33
  Questar                                 6,374           467
  SCANA (B)                               5,981           244
  Sempra Energy                          11,689           559
  Southern                                5,439           185
  TECO Energy                             4,061            69
  TXU                                    36,075         1,890
  UGI                                     6,756           152
  Wisconsin Energy                        6,229           255
  WPS Resources                           3,452           181
  Xcel Energy (B)                        50,845           944
                                                  ------------
                                                       26,765
                                                  ------------
Total Common Stock
  (Cost $783,251) ($ Thousands)                       864,885
                                                  ------------

CORPORATE OBLIGATIONS (C) (G) -- 6.1%
FINANCIALS -- 6.1%
  Allstate Life Global Funding II
    MTN (E) (F)
    4.590%, 03/15/07                       $704           704
  American General Finance (E) (F)
    4.570%, 03/15/07                      2,218         2,218
  American General Finance MTN,
    Ser F
    3.939%, 07/14/06                        153           156


----------------------------------------------------------------
                                  Face Amount     Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  Bear Stearns, Ser EXL (E)
    4.580%, 03/15/07                     $2,723        $2,723
  CIT Group MTN (E)
    4.750%, 05/12/06                      3,824         3,824
    4.617%, 04/19/06                        382           383
  Caterpillar Financial Services
    MTN, Ser F (E)
    4.680%, 07/10/06                        765           765
  Countrywide Financial MTN,
    Ser A (E)
    4.770%, 11/03/06                      1,606         1,606
    4.550%, 09/13/06                      2,830         2,830
  Dekabank (E) (F)
    4.614%, 02/16/07                      2,830         2,829
  Irish Life & Permanent MTN,
    Ser X (E) (F)
    4.598%, 03/21/07                      2,034         2,034
  Islandsbanki (E) (F)
    4.620%, 03/07/07                      2,294         2,294
    4.620%, 03/22/07                      1,300         1,300
  Jackson National Life Funding (E) (F)
    4.570%, 02/01/07                      3,365         3,365
  Kaupthing Bank MTN (E) (F)
    4.630%, 03/20/07                      3,824         3,824
  Landsbanki Islands (E) (F)
    4.650%, 01/16/07                      2,906         2,906
  Liberty Lighthouse US Capital
    MTN (E) (F)
    4.597%, 05/10/06                      1,530         1,529
  Morgan Stanley EXL (E)
    4.630%, 03/02/07                        535           535
  Morgan Stanley EXL, Ser S (E)
    4.595%, 03/02/07                        765           765
  Natexis Banques (E) (F)
    4.565%, 03/15/07                      1,491         1,491
  Nationwide Building Society (E) (F)
    4.577%, 09/28/06                        841           841
    4.570%, 02/07/07                      1,530         1,530
  Nordbank (E) (F)
    4.582%, 03/23/07                      2,600         2,600
  Northern Rock (E) (F)
    4.611%, 03/02/07                      1,576         1,576
  Pacific Life Global Funding (E) (F)
    4.590%, 03/13/07                      1,147         1,147
  Premium Asset Trust,
    Ser 2004-06 (E) (F)
    4.639%, 06/30/06                      1,453         1,454
  Premium Asset Trust,
    Ser 2004-10 (E) (F)
    4.580%, 03/15/07                      2,142         2,142
  SLM EXL, Ser S (E) (F)
    4.570%, 03/15/07                      1,683         1,683
  Sigma Finance MTN (F)
    4.680%, 11/09/06                        826           826
  Skandinav Enskilda Bank (E) (F)
    4.566%, 03/19/07                      1,683         1,682
  Witherspoon CDO (E) (F)
    4.596%, 03/15/06                        459           459
                                                  ------------
Total Corporate Obligations
  (Cost $54,021) ($ Thousands)                         54,021
                                                  ------------


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
February 28, 2006


----------------------------------------------------------------
                             Shares/Face Amount   Value
Description                  ($ Thousands)        ($ Thousands)
----------------------------------------------------------------

CASH EQUIVALENTS  -- 2.5%
  First Union Cash Management
    Program, 4.10% **                 1,995,194   $     1,995
  SEI Daily Income Trust,
    Prime Obligation Fund,
    Cl A, 4.39%** ++                 20,469,362        20,469
                                                  ------------
Total Cash Equivalents
  (Cost $22,464) ($ Thousands)                         22,464
                                                  ------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 1.1%
MORTGAGE RELATED SECURITIES -- 1.1%
  Cheyne High Grade, Ser 2004-1A,  Cl A1
    4.740%, 11/10/06                       $765           765
  Commodore, Ser 2003-2A, Cl A1MM
    4.560%, 12/12/38                        704           704
  Duke Funding, Ser 2004-6B, Cl A1S1
    4.620%, 10/10/06                      1,147         1,147
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    4.631%, 06/25/06                      1,530         1,530
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    4.920%, 05/18/06                      1,173         1,173
  Park Place Securities NIM
    Trust, Ser MM1, Cl AM4
    4.621%, 05/25/06                      1,179         1,179
  RMAC, Ser 2004-NS3A, Cl A1
    4.570%, 09/12/06                        373           373
  Saturn Ventures II
    4.630%, 08/07/06                      1,427         1,427
  TIAA Real Estate, Ser 2003 1A,
    Cl A1
    4.635%, 09/28/06                        988           988
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    4.511%, 06/15/06                        382           382
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    4.511%, 09/15/06                        229           229
                                                  ------------
Total Asset-Backed Securities
  (Cost $9,897) ($ Thousands)                           9,897
                                                  ------------

COMMERCIAL PAPER (C) (D) -- 0.7%
  Broadhollow Funding
    4.574%, 03/07/06                      1,147         1,146
  Carmel Mounting Funding
    4.575%, 03/10/06                        612           611
  Elysian Funding LLC
    4.725%, 04/10/06                        765           759
    4.666%, 03/27/06                      1,147         1,143
    4.628%, 03/15/06                        624           622
    4.620%, 03/01/06                        612           611
  Thornburg Mortgage Capital Resource
    4.595%, 03/27/06                      1,530         1,524
                                                  ------------
Total Commercial Paper
  (Cost $6,416) ($ Thousands)                           6,416
                                                  ------------


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------

MASTER NOTES (C) (H) -- 0.6%
  Bank of America
    4.633%, 03/01/06                     $3,824    $    3,824
  Bear Stearns
    4.683%, 03/01/06                      1,836         1,836
                                                  ------------
Total Master Notes
  (Cost $5,660) ($ Thousands)                           5,660
                                                  ------------

WARRANTS  -- 0.0%
                                    Number of
                                    Warrants
  Lucent Technologies,
    Expires 12/10/07*                       758            --
                                                  ------------
Total Warrants
  (Cost $0) ($ Thousands)
                                                  ------------

U.S. TREASURY OBLIGATION -- 0.4%
  U.S. Treasury Bills (A)
    4.207%, 05/25/06                      3,710         3,671
                                                  ------------
Total U.S. Treasury Obligation
  (Cost $3,673) ($ Thousands)                           3,671
                                                  ------------

REPURCHASE AGREEMENTS (C) (I) -- 2.0%
Barclays Capital
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06, repurchase
  price $1,787,730 (collateralized by a
  U.S. Government Obligation, par
  value $1,865,042, 0.000%, 08/15/06;
  with total market value $1,823,265)     1,788         1,788
Deutsche Bank
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06, repurchase
  price $6,884,360 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $37,935-$3,059,301,
  0.000%-5.600%, 05/30/06-10/29/19;
  with total market value $7,021,173)     6,883         6,883
Lehman Brothers
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06, repurchase
  price $9,286,155 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $31,281-$3,838,658x,
  0.000%-8.875%, 04/25/07-03/23/28;
  with total market value $9,470,743)     9,285         9,285
                                                  ------------
Total Repurchase Agreements
  (Cost $17,956) ($ Thousands)                         17,956
                                                  ------------

Total Investments -- 110.0%
  (Cost $903,338) ($ Thousands)++                 $   984,970
                                                  ============




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
February 28, 2006


Futures -- A summary of the open futures contracts held by the Fund at February 28, 2006, is as follows:

---------------------------------------------------------------------------------------------
                                  Number of         Contract                      Unrealized
                                  Contracts          Value        Expiration     Depreciation
Type of Contract                     Long        ($ Thousands)       Date        ($ Thousands)
---------------------------------------------------------------------------------------------
S&P 500 Index E-MINI                  60            $19,236       March 2006    $       (48)
S&P Mid 400 Index E-MINI              31              2,403       March 2006            (16)
                                                                               --------------
                                                                               $        (64)
                                                                               ==============


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
February 28, 2006


Percentages are based on Net Assets of $895,427 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of February 28, 2006.

+ Real Estate Investment Trusts

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at February 28, 2006. The total value of securities on loan at February 28, 2006 was $89,257 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2006 was $93,950 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2006.

(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(G) The date reported on the Schedule of Investments is the date in effect as of February 28, 2006.

(H) The date shown is the earlier of the reset date or the demand date.

(I) Tri-Party Repurchase Agreements.

CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

Amounts designated as "--"are zero or have been rounded to zero.

++ At February 28, 2006, the tax basis cost of the Fund's investments was $903,338 ($ Thousands), and the unrealized appreciation and depreciation were $118,919 ($ Thousands) and $(37,287) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Disciplined Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 73.9%

CONSUMER DISCRETIONARY -- 8.4%
  Aeropostale*                           30,200    $      866
  Amazon.com (B)*                       241,807         9,065
  American Eagle Outfitters             171,000         4,350
  Autonation (B)*                       104,400         2,183
  Best Buy (B)                           22,805         1,228
  Black & Decker (B)                     68,259         5,842
  Brinker International                  13,200           550
  Career Education (B)*                  42,200         1,386
  Carnival (B)                          126,076         6,512
  CBS, Cl B                             181,140         4,431
  Centex                                 27,986         1,892
  Circuit City Stores (B)                60,700         1,459
  Coach*                                280,400        10,016
  Comcast, Cl A*                        224,396         6,020
  Corporate Executive Board               5,000           500
  Darden Restaurants (B)                194,917         8,175
  Dillard's, Cl A (B)                     6,900           170
  DIRECTV Group*                        589,041         9,283
  Dollar General (B)                    138,800         2,418
  DR Horton                              51,821         1,768
  E.W. Scripps, Cl A                      7,400           356
  eBay*                                  76,542         3,066
  EchoStar Communications, Cl A (B)*    446,060        13,101
  Federated Department Stores            55,463         3,940
  Ford Motor (B)                        179,493         1,431
  Fortune Brands                        257,801        19,992
  Gannett (B)                           102,400         6,365
  Gap                                    34,300           636
  Genuine Parts                          44,600         1,986
  Goodyear Tire & Rubber (B)*            91,100         1,305
  H&R Block                             174,667         3,895
  Harley-Davidson (B)                   141,700         7,441
  Harman International Industries        57,400         6,334
  Harrah's Entertainment                 22,800         1,640
  Hasbro                                 86,652         1,758
  Hibbett Sporting Goods*                 5,100           164
  Hilton Hotels                          18,818           455
  Home Depot                          1,121,838        47,285
  J.C. Penney (B)                       454,058        26,626
  Johnson Controls                        8,712           621
  Jones Apparel Group (B)                72,000         2,082
  KB Home (B)                            64,528         4,325
  Lennar, Cl A (B)                       10,753           644
  Liz Claiborne (B)                      29,800         1,074
  Lowe's                                211,491        14,419
  Marriott International, Cl A           98,883         6,764
  Maytag                                 30,200           519
  McDonald's                            459,432        16,039
  McGraw-Hill                             9,500           504
  Meredith                                4,700           259
  Meritage Homes*                           439            26
  News, Cl A                            191,820         3,123
  Nordstrom                             169,226         6,431
  NVR (B)*                               14,051        10,580
  Office Depot*                         142,400         5,081
  Omnicom Group                           8,119           648
  Pacific Sunwear of California (B)*     57,500         1,369
  Pulte Homes                           119,116         4,575
  SCP Pool                               20,813           905
  Sears Holdings (B)*                   143,980        17,342
  Select Comfort (B)*                    56,800         2,076
  Sherwin-Williams                        9,400           428
  Stanley Works (B)                       5,900           296
  Staples                                 6,972           171

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Starbucks (B)*                        226,508    $    8,227
  Starwood Hotels & Resorts
  Worldwide                              36,563         2,322
  Steven Madden                           2,900            93
  Target                                145,369         7,908
  Tempur-Pedic International (B)*        40,400           477
  Tiffany                                17,600           653
  Time Warner                           615,428        10,653
  Tribune (B)                            61,300         1,876
  Univision Communications, Cl A
  (B)*                                  218,500         7,309
  VF                                     96,140         5,268
  Walt Disney*                          376,773        10,546
  Wendy's International (B)              41,500         2,403
  Whirlpool (B)                          15,200         1,365
  Yum! Brands                           153,388         7,317
                                                   -----------
                                                      392,608
                                                   -----------
CONSUMER STAPLES -- 5.9%
  Alberto-Culver                         12,200           557
  Altria Group                          460,398        33,103
  Anheuser-Busch (B)                    105,325         4,375
  Archer-Daniels-Midland                508,311        16,124
  Brown-Forman, Cl B                     35,200         2,477
  Casey's General Stores (B)              9,700           254
  Chiquita Brands International (B)      35,600           613
  Clorox                                    443            27
  Coca-Cola                             645,882        27,108
  Coca-Cola Enterprises (B)             259,447         5,098
  Colgate-Palmolive                      12,800           697
  ConAgra Foods (B)                      23,700           498
  Constellation Brands, Cl A*            23,968           631
  Costco Wholesale (B)                   51,800         2,656
  CVS                                   111,600         3,162
  Energizer Holdings (B)*                55,314         3,022
  Estee Lauder, Cl A                      6,000           225
  General Mills                          12,900           635
  Hershey (B)                            38,666         1,978
  HJ Heinz                               17,400           659
  Kellogg                                15,000           665
  Kimberly-Clark                        198,694        11,759
  Kroger (B)*                           354,354         7,101
  Loews - Carolina Group                183,121         8,696
  Molson Coors Brewing, Cl B              1,500            94
  Parlux Fragrances (B)*                 41,500         1,436
  Pepsi Bottling Group (B)              170,800         5,015
  PepsiCo                               338,590        20,014
  Pilgrim's Pride (B)                   389,207         8,975
  Procter & Gamble                      658,658        39,473
  Reynolds American (B)                  85,200         9,044
  Safeway (B)                           438,806        10,667
  Sanderson Farms (B)                    14,900           347
  Sara Lee                               81,400         1,438
  Smithfield Foods*                     134,440         3,553
  Supervalu                             100,738         3,183
  Tyson Foods, Cl A                     251,041         3,397
  Wal-Mart Stores                       662,720        30,061
  Walgreen                              125,203         5,617
  Whole Foods Market                     28,100         1,795
  WM Wrigley Jr.                          5,000           318
                                                   -----------
                                                      276,547
                                                   -----------
ENERGY -- 7.6%
  Amerada Hess (B)                       20,400         2,821
  Anadarko Petroleum                     74,732         7,410
  Apache                                 84,184         5,634
  Baker Hughes                           11,600           788
  BJ Services (B)                        47,900         1,500


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Disciplined Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares     ($ Thousands)
----------------------------------------------------------------
  Burlington Resources                   98,490    $    8,882
  Chevron                               829,232        46,835
  ConocoPhillips                        532,161        32,441
  Consol Energy                          33,096         2,119
  Devon Energy (B)                      226,724        13,293
  El Paso                                 1,600            21
  EOG Resources (B)                      86,500         5,830
  Exxon Mobil                         2,044,322       121,371
  Halliburton                           170,190        11,573
  Helix Energy Solutions Group*          12,300           433
  Kerr-McGee                             19,411         1,896
  Kinder Morgan (B)                      18,934         1,757
  Marathon Oil (B)                      253,423        17,892
  Nabors Industries (B)*                 35,726         2,356
  National Oilwell Varco (B)*            29,500         1,796
  Noble (B)                              10,800           798
  Occidental Petroleum (B)              296,025        27,098
  Parker Drilling*                       13,500           125
  Patterson-UTI Energy                   15,600           430
  Rowan (B)                              52,000         2,093
  Schlumberger                          122,734        14,114
  Sunoco                                 93,858         6,955
  Tidewater                              24,900         1,301
  Transocean (B)*                        46,200         3,427
  Unit*                                  18,400           978
  Valero Energy (B)                     145,900         7,848
  Weatherford International*              2,800           121
  Williams                               95,900         2,069
  XTO Energy                            107,966         4,523
                                                   -----------
                                                      358,528
                                                   -----------
FINANCIALS -- 15.9%
  ACE                                    70,153         3,910
  Aflac                                  33,000         1,526
  Allstate                              330,347        18,096
  American Express                      178,524         9,619
  American Financial Group (B)           31,900         1,321
  American International Group          431,647        28,644
  Ameriprise Financial                   18,736           852
  AmSouth Bancorp (B)                    12,000           333
  AON                                    85,700         3,395
  Apartment Investment &
  Management, Cl A (B) +                 32,100         1,422
  Archstone-Smith Trust +                59,700         2,830
  Assurant                               50,100         2,274
  Bank of America                     1,768,507        81,086
  Bank of New York                       90,300         3,092
  BB&T (B)                              126,400         4,997
  Bear Stearns                           11,578         1,557
  Capital One Financial (B)              87,793         7,691
  Charles Schwab                        204,900         3,321
  Chubb                                  27,700         2,652
  CIT Group                              65,530         3,524
  Citigroup                           1,944,001        90,143
  CNA Financial*                          4,400           136
  Comerica (B)                           57,200         3,279
  Countrywide Financial                 483,348        16,666
  E*Trade Financial*                     63,500         1,624
  Equity Office Properties Trust +       25,900           815
  Equity Residential +                   30,800         1,395
  Fannie Mae                             34,908         1,909
  Federated Investors, Cl B              29,900         1,163
  First Industrial Realty Trust (B)
  +                                       3,300           127
  Franklin Resources                     64,409         6,613
  Freddie Mac                           107,586         7,250
  General Growth Properties +               472            24
  Genworth Financial, Cl A               46,500         1,480

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Golden West Financial                  17,755    $    1,261
  Goldman Sachs Group                   142,503        20,134
  Greenhill                               2,100           137
  Hartford Financial Services Group     110,764         9,125
  Hospitality Properties Trust (B) +      3,200           142
  Host Marriott +                       561,359        10,907
  JPMorgan Chase                        950,766        39,114
  Keycorp                               135,200         5,039
  Lehman Brothers Holdings              187,564        27,375
  Loews                                 264,861        24,436
  M&T Bank                                3,400           382
  Merrill Lynch                         374,645        28,926
  Metlife (B)                           546,782        27,405
  MGIC Investment                        83,700         5,336
  Moody's                               146,670         9,827
  Morgan Stanley                        250,716        14,958
  National City (B)                     154,416         5,374
  North Fork Bancorporation              61,500         1,571
  Northern Trust (B)                     13,200           696
  PNC Financial Services Group (B)       14,787         1,040
  Popular                                14,700           300
  Principal Financial Group (B)          61,300         2,986
  Progressive                            27,824         2,990
  Prologis +                             18,759           985
  Prudential Financial                  215,313        16,588
  Public Storage (B) +                   18,800         1,467
  Regions Financial                      17,500           609
  Safeco                                 56,861         2,929
  Simon Property Group (B) +             50,381         4,180
  SLM                                    25,800         1,455
  St. Paul Travelers (B)                462,110        19,861
  State Street                           13,900           868
  SunTrust Banks                         38,900         2,815
  Synovus Financial                      16,000           454
  T Rowe Price Group                     41,564         3,191
  Thornburg Mortgage (B)                 19,900           517
  UnionBanCal                               617            43
  UnumProvident (B)                      62,100         1,285
  US Bancorp                            617,636        19,091
  Vornado Realty Trust +                 18,400         1,637
  Wachovia                              833,641        46,742
  Washington Mutual (B)                 183,667         7,843
  Wells Fargo                           696,279        44,701
  WR Berkley                            212,188        12,284
  Zions Bancorporation                   12,700         1,048
                                                   -----------
                                                      744,820
                                                   -----------
HEALTH CARE -- 10.5%
  Abbott Laboratories                   422,144        18,650
  Aetna                                 159,438         8,131
  Allergan (B)                           81,400         8,812
  American Pharmaceutical Partners*           1             --
  AmerisourceBergen                     336,742        15,487
  Amgen*                                342,599        25,863
  Applera - Applied Biosystems Group     28,600           809
  Bausch & Lomb (B)                      73,044         5,055
  Baxter International                  267,200        10,114
  Becton Dickinson                      124,500         7,949
  Biogen Idec*                          102,800         4,857
  Boston Scientific*                      6,800           166
  Bristol-Myers Squibb                  331,447         7,656
  C.R. Bard                              61,204         4,008
  Cardinal Health (B)                   306,933        22,283
  Caremark Rx*                           59,200         2,945
  Chiron (B)*                            25,700         1,174
  Cigna                                 184,877        22,694
  Coventry Health Care*                  53,150         3,169


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Disciplined Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Dade Behring Holdings                  67,643    $    2,468
  Dentsply International                  9,000           513
  Eli Lilly                              96,619         5,374
  Endo Pharmaceuticals Holdings*        125,137         3,944
  Express Scripts*                       80,600         7,034
  Forest Laboratories*                    2,920           134
  Genentech*                            133,198        11,414
  Genzyme*                               30,200         2,094
  Gilead Sciences*                       55,600         3,462
  Guidant                                53,006         4,069
  HCA (B)                               194,400         9,312
  Health Net*                           224,207        10,751
  Henry Schein (B)*                      45,616         2,128
  Hospira*                               66,300         2,632
  Humana*                               111,100         5,741
  Johnson & Johnson                   1,324,254        76,343
  King Pharmaceuticals (B)*             206,200         3,351
  Laboratory of America Holdings (B)*    38,600         2,243
  Manor Care (B)                         16,200           670
  McKesson                              371,224        20,094
  Medco Health Solutions*               204,899        11,417
  Medimmune*                             35,600         1,299
  Medtronic                             259,249        13,987
  Merck                                 336,494        11,730
  Millipore*                             38,900         2,697
  Mylan Laboratories                     11,100           255
  Neurocrine Biosciences (B)*            25,700         1,686
  Pfizer                              1,425,336        37,330
  Quest Diagnostics (B)                  57,200         3,024
  Schering-Plough (B)                   146,500         2,710
  St. Jude Medical*                      21,544           982
  Stryker                                 1,548            72
  Trizetto Group*                        18,600           312
  UnitedHealth Group                    496,705        28,923
  Waters*                               113,800         4,863
  Watson Pharmaceuticals (B)*             4,700           141
  WellCare Health Plans*                  5,400           210
  WellPoint*                            153,540        11,790
  Wyeth                                 296,382        14,760
  Zimmer Holdings*                        3,195           221
                                                   -----------
                                                      492,002
                                                   -----------
INDUSTRIALS -- 8.0%
  3M                                    216,544        15,935
  ACCO Brands*                                1             --
  American Power Conversion (B)          65,200         1,332
  American Standard                       3,300           131
  Aramark, Cl B                          56,101         1,597
  Boeing                                355,311        25,828
  Brink's                                25,243         1,236
  Burlington Northern Santa Fe           69,100         5,434
  Caterpillar                           381,026        27,845
  Cendant                               197,578         3,284
  Cooper Industries, Cl A                37,443         3,134
  CSX                                    56,605         3,135
  Cummins                                 3,060           331
  Deere                                   6,900           526
  Deluxe                                 66,610         1,650
  Dover                                   8,100           388
  Eaton                                 129,868         9,048
  Emerson Electric                      122,615        10,031
  Equifax                                77,300         2,832
  FedEx (B)                              99,565        10,677
  Fluor (B)                               8,800           759
  General Dynamics                       77,507         9,554
  General Electric                    2,441,810        80,262
  Goodrich                               57,565         2,409

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Herman Miller                          26,000    $      785
  Honeywell International               112,753         4,617
  Illinois Tool Works                    43,500         3,734
  Ingersoll-Rand, Cl A                  187,966         7,712
  ITT Industries                         22,000         1,155
  JB Hunt Transport Services (B)         11,500           272
  L-3 Communications Holdings               261            22
  Lockheed Martin                       432,370        31,507
  Masco (B)                              20,991           655
  Monster Worldwide (B)*                 15,100           739
  Norfolk Southern                      392,490        20,088
  Northrop Grumman                      131,228         8,412
  Paccar (B)                            129,109         9,021
  Parker Hannifin                         6,100           477
  Pitney Bowes                            3,600           154
  Precision Castparts                    29,623         1,571
  Raytheon                               79,400         3,446
  Robert Half International              50,384         1,810
  Rockwell Automation (B)               102,962         7,019
  Rockwell Collins                       55,900         2,971
  RR Donnelley & Sons                    85,500         2,878
  Terex*                                 33,362         2,641
  Textron                                34,800         3,066
  Thomas & Betts*                         9,300           458
  Tyco International                    186,875         4,819
  Union Pacific                          27,850         2,466
  United Parcel Service, Cl B           303,450        22,671
  United Technologies                   198,044        11,586
  WW Grainger                               800            59
                                                   -----------
                                                      374,169
                                                   -----------
INFORMATION TECHNOLOGY -- 11.2%
  ADC Telecommunications*                46,300         1,172
  Adobe Systems*                         16,300           630
  Advanced Micro Devices*               148,462         5,741
  Affiliated Computer Services, Cl A*    10,193           641
  Agilent Technologies*                 130,300         4,691
  Analog Devices                         41,700         1,590
  Apple Computer*                       330,656        22,663
  Applied Materials                     394,400         7,233
  Arrow Electronics*                    120,981         4,209
  Autodesk                              178,380         6,716
  Automatic Data Processing              57,953         2,677
  BMC Software (B)*                     117,400         2,568
  Broadcom, Cl A*                        88,350         3,984
  Cisco Systems*                      1,146,415        23,203
  Citrix Systems (B)*                    52,700         1,705
  Computer Sciences (B)*                 10,700           581
  Comverse Technology (B)*               31,200           897
  Corning*                              253,600         6,190
  Dell*                                 999,349        28,981
  Digital Insight*                       21,100           697
  Electronic Data Systems (B)           353,180         9,430
  EMC*                                  877,425        12,302
  Emulex*                                18,400           328
  First Data                             20,403           921
  Fiserv (B)*                           171,800         7,130
  Freescale Semiconductor, Cl B*        342,419         9,259
  Hewlett-Packard                     1,318,956        43,275
  Intel                               2,357,627        48,567
  Interdigital Communications*           10,000           258
  International Business Machines       776,295        62,290
  Intuit*                                12,500           607
  Jabil Circuit*                         53,800         2,036
  Lexmark International, Cl A (B)*       30,200         1,422
  LSI Logic*                             88,000           858
  Lucent Technologies*                   13,693            38


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Disciplined Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Micrel (B)*                            46,500    $      650
  Micron Technology (B)*                 49,600           769
  Microsoft                           2,686,891        72,277
  MicroStrategy, Cl A*                    3,000           275
  Motorola                            1,669,708        35,732
  National Semiconductor (B)            361,578        10,142
  NCR (B)*                               63,000         2,526
  Network Appliance (B)*                  9,900           328
  Nvidia*                                98,300         4,633
  Oracle*                               917,215        11,392
  Paychex                                13,900           557
  QLogic (B)*                            77,900         3,205
  Qualcomm                              421,552        19,902
  RealNetworks*                          18,700           147
  Sabre Holdings, Cl A (B)               65,800         1,588
  Serena Software*                       13,300           318
  Synaptics*                             22,700           533
  Tech Data*                             67,399         2,799
  Tellabs*                               35,800           526
  Texas Instruments (B)                 758,058        22,628
  VeriSign (B)*                          25,300           599
  Wind River Systems*                    13,000           201
  Xerox (B)*                            283,300         4,221
  Yahoo! (B)*                           215,910         6,922
  Zoran*                                 13,900           275
                                                   -----------
                                                      528,635
                                                   -----------
MATERIALS -- 1.8%
  Allegheny Technologies                 15,800           798
  Ashland                                23,527         1,536
  Ball                                   54,532         2,323
  Cleveland-Cliffs                        3,200           275
  Dow Chemical                          636,719        27,398
  E.I. Du Pont de Nemours                54,491         2,193
  Eagle Materials (B)                    37,100         2,008
  Eastman Chemical (B)                   69,300         3,419
  Engelhard                               6,800           270
  Florida Rock Industries (B)             2,300           132
  Freeport-McMoRan Copper & Gold,
  Cl B (B)                               50,700         2,567
  Huntsman*                               7,860           160
  Louisiana-Pacific (B)                  66,334         1,886
  MeadWestvaco                           18,700           520
  Monsanto                               82,910         6,954
  Mosaic*                                17,400           277
  Newmont Mining (B)                    369,194        19,538
  Nucor (B)                              11,300           972
  Phelps Dodge                           64,000         8,832
  Praxair                                 5,480           296
  Quanex                                 13,100           813
  Reliance Steel & Aluminum (B)           4,500           371
  Rohm & Haas                             5,300           264
  Southern Copper                         2,498           199
  Temple-Inland                          11,600           495
  Vulcan Materials                       22,100         1,746
  Weyerhaeuser (B)                        9,300           635
                                                   -----------
                                                       86,877
                                                   -----------
TELECOMMUNICATION SERVICES -- 2.0%
  Alltel                                 14,800           935
  AT&T                                1,061,817        29,296
  BellSouth                             150,737         4,760
  CenturyTel                             83,000         2,986
  Sprint Nextel (B)                   1,443,677        34,692
  Valor Communications Group             12,500           154

----------------------------------------------------------------

Description                   Shares/Face Amount  Value
                              ($ Thousands)       ($ Thousands)
----------------------------------------------------------------
  Verizon Communications                658,371    $   22,187
                                                   -----------
                                                       95,010
                                                   -----------
UTILITIES -- 2.6%
  AES*                                  592,638        10,253
  Allegheny Energy*                     115,900         4,145
  Alliant Energy                         16,200           536
  American Electric Power (B)           154,900         5,654
  Centerpoint Energy (B)                130,805         1,696
  CMS Energy (B)*                       170,300         2,398
  Constellation Energy Group             24,803         1,457
  Dominion Resources                     13,014           977
  DTE Energy (B)                         57,800         2,503
  Duke Energy (B)                       389,300        11,056
  Edison International                  470,952        20,891
  Exelon                                120,282         6,869
  FirstEnergy (B)                        66,300         3,387
  FPL Group                              13,400           562
  NiSource (B)                           13,058           268
  PG&E (B)                               91,904         3,497
  Pinnacle West Capital (B)              37,900         1,556
  PPL                                     8,300           264
  Public Service Enterprise Group        71,021         4,928
  Sempra Energy                          27,330         1,307
  Southern (B)                           39,200         1,334
  TECO Energy (B)                       118,800         2,027
  TXU                                   626,177        32,805
  Westar Energy                          10,300           222
                                                   -----------
                                                      120,592
                                                   -----------
Total Common Stock
  (Cost $3,103,796) ($ Thousands)                   3,469,788
                                                   -----------
ASSET-BACKED SECURITIES  -- 11.1%

MORTGAGE RELATED SECURITIES -- 11.1%
  Ace Securities, Ser 2005-HE7,
    Cl A1B2
    4.881%, 11/25/35                  $   4,419         4,420
  Adjustable Rate Mortgage Trust,
    Ser 2005-3, Cl 1A2 (E)
    4.639%, 07/25/35                        761           756
  Adjustable Rate Mortgage NIM
    Trust, Ser 2005-4, Cl A (A)
    5.500%, 12/27/35                      2,015         1,978
  American Home Mortgage
    Investment Trust, Ser 2005-1,
    Cl 6A (E)
    5.294%, 06/25/45                     21,759        21,638
  Ameriquest Mortgage Securities,
    Ser 2004-R8, Cl A3 (E)
    4.881%, 09/25/34                      2,535         2,536
  Asset Backed Funding NIM Trust,
    Ser 2005-HE2A, Cl N1 (A)
    6.000%, 07/26/35                      1,830         1,827
  Asset Backed Funding NIM Trust,
    Ser 2005-WMC1,  Cl N1 (A)
    5.900%, 07/26/35                        662           661
  Asset Backed Securities Home
    Equity, Ser 2003-HE5, Cl M1 (E)
    5.320%, 09/15/33                      3,100         3,122


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Disciplined Equity Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Bear Stearns Asset Backed
    Securities, Ser 2005-FR1,
    Cl A1 (A)
    5.000%, 06/25/35                  $   1,544    $    1,538
  Bear Stearns Asset Backed
    Securities, Ser 2005-HE5N,
    Cl A1 (A)
    5.000%, 06/25/35                        770           754
  Centex Home Equity, Ser 2004-B,
    Cl AF3 (I)
    2.946%, 05/25/28                      1,142         1,124
  Cheyne High Grade, Ser 2004-1A,
    Cl A1 (C) (E) (F) (K)
    4.740%, 11/10/06                      2,397         2,397
  Citifinancial Mortgage
    Securities, Ser 2004-1,
    Cl AF2 (I)
    2.640%, 04/25/34                      3,500         3,391
  Citigroup Mortgage Loan Trust,
    Ser 2005-HE4, Cl A2C (E)
    4.851%, 10/25/35                      8,916         8,923
  Commodore, Ser 2003-2A,
    Cl A1MM (C) (E) (F) (K)
    4.560%, 12/12/38                      2,205         2,205
  Countrywide Alternative Loan
    Trust, Ser 2005-IM1, Cl M3 (E)
    6.581%, 01/25/36                      1,551         1,452
  Countrywide Asset-Backed
    Certificates, Ser 2003-2,
    Cl M2 (E)
    6.231%, 03/26/33                      3,500         3,525
  Countrywide Asset-Backed
    Certificates, Ser 2004-2N,
    Cl N2 (A)
    5.000%, 02/25/35                        515           515
  Countrywide Asset-Backed
    Certificates, Ser 2004-9,
    Cl AF3 (E)
    3.854%, 10/25/30                      5,855         5,826
  Countrywide Asset-Backed
    Certificates, Ser 2005-13N,
    Cl NOTE (A)
    6.000%, 11/25/36                      1,178         1,170
  Countrywide Home Loans,
    Ser 2004-22, Cl A1 (E)
    5.119%, 11/25/34                      2,618         2,592
  Countrywide Home Loans,
    Ser 2005-HY10, Cl 1A1 (E)
    5.293%, 02/20/36                      6,376         6,361
  Countrywide Home Loans,
    Ser 2005-HYB9, Cl 1A1 (E)
    5.150%, 02/20/36                      3,764         3,735
  Countrywide Home Loans,
    Ser 2005-HYB9, Cl 1A2 (E)
    5.150%, 02/20/36                        753           747
  Countrywide Home Loans,
    Ser 2006-4, Cl M4 (E)
    5.425%, 04/25/46                      1,615         1,615
  Countrywide Home Loans,
    Ser 2006-4, Cl M5 (E)
    5.475%, 04/25/46                      1,100         1,100
  Credit-Based Asset Servicing
    and Securities, Ser 2005-CB8,
    Cl AF1B (I)
    5.451%, 12/25/35                     16,676        16,632
  DSLA Mortgage Loan Trust,
    Ser 2004-AR2, Cl B2 (E)
    5.770%, 11/19/44                      1,849         1,849

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (C) (E) (F) (K)
    4.620%, 10/10/06                  $   3,595    $    3,595
  FBR Securitization Trust,
    Ser 2005-4, Cl M11 (E)
    6.581%, 10/25/35                        900           806
  FBR Securitization Trust,
    Ser 2005-4, Cl M12 (E)
    6.581%, 10/25/35                      1,383         1,334
  FBR Securitization Trust,
    Ser 2005-5, Cl M12 (E)
    6.831%, 11/25/35                        980           971
  First Franklin Mortgage Loan
    Asset,  Ser 2005-FFH4, Cl N1 (A)
    5.682%, 12/25/35                      1,086         1,086
  First Franklin Mortgage Loan
    Asset, Ser 2003-FF1, Cl M3V (E)
    7.081%, 03/25/33                      1,150         1,155
  First Franklin Mortgage Loan
    Asset, Ser 2003-FF4, Cl M3 (E)
    6.481%, 10/25/33                      1,400         1,415
  First Franklin Mortgage Loan
    Asset, Ser 2005-FF10, Cl A4 (E)
    4.901%, 11/25/35                     25,000        25,021
  First Franklin Mortgage Loan
    Asset, Ser 2005-FF8A, Cl N1 (A)
    6.500%, 09/25/35                      2,528         2,510
  First Franklin Mortgage Loan
    Asset, Ser 2005-FF9, Cl A3 (E)
    4.861%, 10/25/35                     13,000        13,007
  First Horizon Alternative
    Mortgage, Ser 2005-AA3, Cl 3A1 (E)
    5.392%, 05/25/35                      1,275         1,270
  GE-WMC Mortgage Securities NIM
    Trust, Ser 2005-2A, Cl N1 (A)
    5.500%, 01/25/36                        386           373
  GSAA Home Equity Trust, Ser NI,
    Cl M9 (A)
    6.500%, 10/25/35                      4,393         4,420
  Greenpoint Mortgage Funding
    Trust, Ser 2005-AR5,  Cl M6 (E)
    5.681%, 11/25/45                      1,579         1,554
  Gsamp Trust, Ser 2005-WM2N,
    Cl N (A)
    5.500%, 11/25/35                      1,549         1,534
  HSI Asset Securitization Trust,
    Ser 2005-I1, Cl 2A3 (E)
    4.871%, 11/25/35                     17,700        17,710
  HSI Asset Securitization Trust,
    Ser 2005-NC1, Cl 2A4 (E)
    4.901%, 07/25/35                      4,669         4,670
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    (C) (E) (F) (K)
    4.631%, 06/25/06                      4,793         4,793
  Home Equity Asset Trust,
    Ser 2004-6N, Cl A (A)
    5.250%, 01/27/35                      3,507         3,460
  Home Equity Asset Trust,
    Ser 2004-7N, Cl A (A)
    4.500%, 02/27/35                      4,719         4,636
  Home Equity Asset Trust,
    Ser 2005-5N, Cl A (A)
    5.500%, 12/27/35                      3,434         3,383
  Home Equity Asset Trust,
    Ser 2005-6N, Cl A (A)
    6.000%, 01/27/36                      1,311         1,297


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Disciplined Equity Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Home Equity Asset Trust,
    Ser 2005-7N, Cl A (A)
    6.500%, 02/27/36                  $   2,100    $    2,078
  Indymac INDA Mortgage Loan
    Trust, Ser 2005-AR2, Cl 1A1 (E)
    4.921%, 01/25/36                      1,593         1,589
  Lehman XS Trust, Ser 2005-5N,
    Cl A (A)
    7.000%, 11/28/35                      1,854         1,847
  Lehman XS Trust, Ser 2005-5N,
    Cl M3 (E)
    5.581%, 11/25/35                      2,424         2,376
  Lehman XS Trust, Ser 2005-5N,
    Cl M4 (E)
    6.331%, 11/25/35                      3,000         2,833
  Lehman XS Trust, Ser 2005-7N,
    Cl M51 (E)
    5.831%, 12/25/35                        620           614
  Lehman XS Trust, Ser 2005-7N,
    Cl M7I (E)
    6.331%, 12/25/35                      1,350         1,246
  Lehman XS Trust, Ser 2005-9N,
    Cl M4 (E)
    5.981%, 02/25/36                        936           934
  Lehman XS Trust, Ser 2006-2N,
    Cl M5 (E)
    5.731%, 02/25/46                      1,221         1,229
  Long Beach Asset Holdings,
    Ser 2005-WL1, Cl N1 (A)
    5.193%, 06/25/45                      1,817         1,808
  Long Beach Mortgage Loan Trust,
    Ser 2006-WL1, Cl 1A3 (E)
    4.911%, 01/25/36                      5,500         5,500
  Master Asset Backed Securities
    NIM Trust, Ser 2006-CI13,
    Cl N1 (A)
    7.000%, 12/25/35                      3,900         3,902
  Master Asset Backed Securities
    Trust, Ser 2003-WMC2, Cl M1 (E)
    5.281%, 08/25/33                      1,666         1,671
  Merrill Lynch Mortgage  Investors,
    Ser 2004-WM4N, Cl N2 (A)
    4.500%, 04/25/35                      3,304         3,271
  Merrill Lynch Mortgage Investors,
    Ser 2005-AR1N, Cl N1 (A)
    5.000%, 06/25/36                      4,532         4,467
  Merrill Lynch Mortgage Investors,
    Ser 2005-NCB, Cl A1A (E)
    5.451%, 07/25/36                      8,958         8,938
  Merrill Lynch Mortgage Investors,
    Ser 2006-1, Cl 1A1 (E)
    5.357%, 02/25/36                     14,000        13,987
  Morgan Stanley Capital I,
    Ser 2003-NC10, Cl M1 (E)
    5.261%, 10/25/33                      2,600         2,610
  Morgan Stanley Capital I,
    Ser 2003-NC8, Cl M3 (E)
    6.681%, 09/25/33                      1,750         1,792
  Morgan Stanley Dean Witter
    Capital I, Ser 2003-NC1, Cl M2 (E)
    6.631%, 11/25/32                      5,505         5,534
  Morgan Stanley Dean Witter Capital I,
    Ser 2003-NC4, Cl M2 (E)
    6.581%, 04/25/33                      1,150         1,161
  Morgan Stanley Dean Witter Capital I,
    Ser NC10, Cl M2 (E)
    6.381%, 10/25/33                        850           859

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  New Century Home Equity Loan
    Trust, Ser 2004-A, Cl AII3 (E)
    4.450%, 08/25/34                  $   4,500    $    4,469
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M10 (A) (E)
    7.081%, 01/25/36                        200           174
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M11 (A) (E)
    7.081%, 01/25/36                        410           325
  Option One Mortgage Securities,
    Ser 2005-3A, Cl N1 (A)
    5.438%, 08/26/35                      2,301         2,284
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    (C) (E) (F) (K)
    4.920%, 05/18/06                      3,677         3,677
  Ownit Mortgage Loan NIM Trust,
    Ser 2005-5A, Cl N1 (A)
    5.500%, 10/25/36                        666           663
  Ownit Mortgage Loan NIM Trust,
    Ser 2006-1, Cl AF1 (I)
    5.424%, 12/25/36                     13,000        13,000
  Ownit Mortgage Loan NIM,
    Ser 2005-4N, Cl N1 (A)
    5.000%, 08/25/36                      6,905         6,836
  Park Place Securities NIM
    Trust, Ser MM1, Cl AM4
    (C) (E) (F) (K)
    4.621%, 05/25/06                      3,693         3,693
  RMAC, Ser 2004-NS3A, Cl A1
    (C) (E) (F) (K)
    4.570%, 09/12/06                      1,169         1,169
  Residential Accredit Loans,
    Ser 2005-QO4, Cl M2 (E)
    5.781%, 12/25/45                      1,099         1,101
  Residential Accredit Loans,
    Ser 2006-Q01, Cl 2A3 (E)
    4.981%, 02/25/46                      2,199         2,199
  Residential Asset Mortgage
    Products, Ser 2003-RS6, Cl AI3
    3.080%, 12/25/28                      2,069         2,061
  Residential Asset Securities,
    Ser 2003-KS4, Cl AI4
    3.490%, 02/25/31                     10,160        10,084
  Residential Asset Securities,
    Ser 2005-KS8, Cl A3 (E)
    4.841%, 08/25/35                      1,375         1,377
  SB Finance NIM Trust,
    Ser 2005-HE3, Cl 2N1 (A)
    5.000%, 06/25/35                      5,087         5,041
  SB Finance NIM Trust,
    Ser 2005-HE3, Cl N1 (A)
    4.750%, 09/25/35                      6,006         5,944
  Saco I Trust, Ser 2005-10,
    Cl 2A1 (E)
    4.841%, 01/25/36                     13,617        13,639
  Saco I Trust, Ser 2005-9,
    Cl A1 (E)
    4.831%, 12/25/35                     16,027        16,026
  Saco I Trust, Ser 2005-WM3,
    Cl A1 (E)
    4.841%, 09/25/35                     13,695        13,696
  Sail NIM Notes, Ser 2004-2A,
    Cl A (A)
    5.500%, 03/27/34                      2,115         2,107
  Sail NIM Notes, Ser 2005-11A,
    Cl A (A)
    7.500%, 01/27/36                      2,107         2,093


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Disciplined Equity Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Sasco NIM Trust, Ser 2005-A6A,
    Cl A (A)
    5.500%, 11/27/35                  $     340    $      333
  Sasco NIM Trust, Ser 2005-WF3A,
    Cl A (A)
    4.750%, 07/27/35                      3,026         3,003
  Saturn Ventures II (C) (E) (F) (K)
    4.630%, 08/07/06                      4,473         4,473
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE3N, Cl N (A)
    5.000%, 05/25/35                      2,429         2,423
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE5N, Cl A1 (A)
    5.800%, 08/25/35                      4,363         4,319
  Sharps SP I LLC NIM Trust,
    Ser 2005-WF1N, Cl NA (A)
    6.150%, 05/25/35                      3,898         3,859
  Soundview Home Equity Loan
    Trust, Ser 2005-OPT4, Cl M8  (E)
    7.081%, 12/25/35                        850           747
  Soundview NIM Trust,
    Ser 2005-OPT4, Cl N1 (A)
    5.682%, 12/25/35                        821           821
  Structured Asset Investment
    Loan, Ser 2003-BC4, Cl M2 (E)
    6.581%, 06/25/33                        400           403
  Structured Asset Investment
    Loan, Ser 2005-4, Cl M11 (E)
    7.081%, 05/25/35                      1,040           881
  Structured Asset Mortgage
    Investments, Ser 2006-AR1,
    Cl B4 (E)
    5.555%, 02/25/36                        785           785
  Structured Asset Mortgage
    Investments, Ser 2006-AR1,
    Cl B5 (E)
    5.655%, 02/25/36                        515           515
  Structured Asset Securities,
    Ser 2004-19XS, Cl A2 (I)
    4.370%, 10/25/34                      3,250         3,223
  Structured Asset Securities,
    Ser 2005-NC1, Cl A2 (I)
    3.920%, 02/25/35                      5,113         5,068
  Structured Asset Securities,
    Ser 2005-S1, Cl B3 (A) (E)
    7.081%, 03/25/35                      1,400         1,404
  TIAA Real Estate, Ser 2003 1A,
    Cl A1 (C) (E) (F) (K)
    4.635%, 09/28/06                      3,095         3,095
  Terwin Mortgage Trust,
    Ser 2006-2HG3, Cl AX,
    IO (A) (E) (G)
    20.000%, 02/25/36                     1,297           400
  Terwin Mortgage Trust,
    Ser 2006-2HGS, Cl A1 (A) (E)
    4.500%, 02/25/36                     37,000        36,667
  Terwin Mortgage Trust,
    Ser 2006-4SL, Cl A1
    4.500%, 04/25/36                     34,000        33,620
  Terwin Mortgage Trust,
    Ser 2006-HF1, Cl A1A (A) (E)
    4.500%, 02/25/36                     11,800        11,708
  Tewin Mortgage Securities,
    Ser 2006-4, Cl AX (J)
    13.454%, 04/25/36                    69,325         1,255
  Wachovia Mortgage Loan Trust
    LLC, Ser 2005-B, Cl 1A2 (E)
    4.995%, 10/20/35                        957           950

----------------------------------------------------------------
                            Face Amount           Value
 Description                ($ Thousands)/Shares  ($ Thousands)
----------------------------------------------------------------
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl A12 (E)
    3.450%, 06/25/19                  $  11,800    $   11,649
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl M8A (A) (E)
    7.581%, 03/25/33                      1,200         1,200
  Whitehawk CDO Funding, Ser 2004-1A,
    Cl AMMD (C) (E) (F) (K)
    4.511%, 06/15/06                      1,198         1,198
  Whitehawk CDO Funding, Ser 2004-1A,
    Cl AMME (C) (E) (F) (K)
    4.511%, 09/15/06                        719           719
                                                   -----------
Total Asset-Backed Securities
  (Cost $521,164) ($ Thousands)                       521,011
                                                   -----------
CASH EQUIVALENTS  -- 8.5%
  First Union Cash
    Management Program, 4.10%**       2,020,409         2,020
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A,
    4.39%**++                       395,315,450       395,315
                                                   -----------
Total Cash Equivalents
  (Cost $397,335) ($ Thousands)                       397,335
                                                   -----------
COMMERCIAL PAPER (D) -- 3.9%
  BNP Paribas
    4.552%, 04/03/06                     25,000        24,896
  Broadhollow Funding (C)
    4.574%, 03/07/06                      3,595         3,590
  Carmel Mounting Funding (C)
    4.575%, 03/10/06                      1,917         1,914
  Elysian Funding LLC (C)
    4.725%, 04/10/06                      2,397         2,380
    4.666%, 03/27/06                      3,595         3,582
    4.628%, 03/15/06                      1,954         1,949
    4.620%, 03/01/06                      1,917         1,913
  Fannie Mae (H)
    4.335%, 07/10/06                        125           123
  First Data
    4.516%, 03/07/06                      25,000       24,981
  General Electric Capital
    4.520%, 03/21/06                      25,000       24,938
  ING Funding LLC
    4.516%, 03/10/06                      10,000       9,989
  Lasalle Bank
    4.498%, 03/09/06                      25,000       24,975
  Thornburg Mortgage Capital
    Resource (C)
    4.595%, 03/27/06                      4,793         4,776
  Toyota Credit Puerto Rico
    4.515%, 03/24/06                     25,000        24,928
  UBS Finance LLC
    4.498%, 03/07/06                     15,000        14,989
  Wells Fargo
    4.492%, 03/02/06                     15,000        14,998
                                                   -----------
Total Commercial Paper
  (Cost $184,921) ($ Thousands)                       184,921
                                                   -----------


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Disciplined Equity Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
CORPORATE OBLIGATIONS  -- 3.8%

FINANCIALS -- 3.8%
  Allstate Life Global Funding II
    MTN (C) (E) (F) (K)
    4.590%, 03/15/07                  $   2,205    $    2,205
  American General Finance
    (C) (E) (F) (K)
    4.570%, 03/15/07                      6,950         6,949
  American General Finance MTN,
    Ser F (C) (K)
    3.939%, 07/14/06                        479           489
  Bear Stearns, Ser EXL (C) (E) (K)
    4.580%, 03/15/07                      8,532         8,532
  CIT Group MTN (C) (E) (K)
    4.750%, 05/12/06                     11,983        11,983
    4.617%, 04/19/06                      1,198         1,199
  Caterpillar Financial Services
    MTN, Ser F (C) (E) (K)
    4.680%, 07/10/06                      2,397         2,397
  Countrywide Financial MTN,
    Ser A (C) (E) (K)
    4.770%, 11/03/06                      5,033         5,033
    4.550%, 09/13/06                      8,868         8,868
  Dekabank (C) (E) (F) (K)
    4.614%, 02/16/07                      8,868         8,866
  ILFC E-Capital Trust I (A) (E)
    5.900%, 12/21/65                        305           304
  Irish Life & Permanent MTN,
    Ser X (C) (E) (F) (K)
    4.598%, 03/21/07                      6,375         6,374
  Islandsbanki (C) (E) (F) (K)
    4.620%, 03/07/07                      7,190         7,190
    4.620%, 03/22/07                      4,074         4,074
  Jackson National Life Funding
    (C) (E) (F) (K)
    4.570%, 02/01/07                     10,545        10,545
  Kaupthing Bank MTN (C) (E) (F) (K)
    4.630%, 03/20/07                     11,983        11,983
  Landsbanki Islands (C) (E) (F) (K)
    4.650%, 01/16/07                      9,107         9,107
  Liberty Lighthouse US Capital
    MTN (C) (E) (F) (K)
    4.597%, 05/10/06                      4,793         4,790
  Morgan Stanley, Ser EXL
    (C) (E) (K)
    4.630%, 03/02/07                      1,678         1,678
  Morgan Stanley, Ser EXLS
    (C) (E) (K)
    4.595%, 03/02/07                      2,397         2,396
  Natexis Banques (C) (E) (F) (K)
    4.565%, 03/15/07                      4,673         4,672
  Nationwide Building Society
    (C) (E) (F) (K)
    4.577%, 09/28/06                      2,636         2,636
    4.570%, 02/07/07                      4,793         4,793
  Nordbank (C) (E) (F) (K)
    4.582%, 03/23/07                      8,149         8,147
  Northern Rock (C) (E) (F) (K)
    4.611%, 03/02/07                      4,937         4,937
  Pacific Life Global Funding
    (C) (E) (F) (K)
    4.590%, 03/13/07                      3,595         3,595
  Premium Asset Trust, Ser
    2004-06 (C) (E) (F) (K)
    4.639%, 06/30/06                      4,554         4,557

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Premium Asset Trust, Ser
    2004-10 (C) (E) (F) (K)
    4.580%, 03/15/07                  $   6,711    $    6,711
  Residential Capital
    6.875%, 06/30/15                        335           352
    6.000%, 02/22/11                        900           894
  SLM, Ser EXLS (C) (E) (F) (K)
    4.570%, 03/15/07                      5,273         5,273
  Shinsei Finance Cayman (A) (E)
    6.418%, 01/29/49                      2,235         2,260
  Sigma Finance MTN (C) (F) (K)
    4.680%, 11/09/06                      2,588         2,588
  Skandinav Enskilda Bank
    (C) (E) (F) (K)
    4.566%, 03/19/07                      5,273         5,272
  Washington Mutual Preferred
    Funding (A) (E)
    6.534%, 03/15/49                      2,500         2,500
  Witherspoon CDO (C) (E) (F) (K)
    4.596%, 03/15/06                      1,438         1,438
                                                   -----------
Total Corporate Obligations
  (Cost $175,565) ($ Thousands)                       175,587
                                                   -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 3.0%
  FHLMC
    4.000%, 09/01/20                        992           940
    4.000%, 09/01/20                        988           937
    4.000%, 10/01/20                        990           939
    4.000%, 11/01/20                        989           938
    4.000%, 12/01/20                        991           940
    4.000%, 12/01/20                        992           941
  FHLMC (E)
    5.603%, 10/01/35                      2,121         2,128
  FNMA (E)
    5.550%, 01/01/36                      3,072         3,081
    5.513%, 01/01/36                      2,163         2,165
  FNMA TBA
    5.500%, 03/01/20                      5,000         5,022
    5.000%, 03/18/19                    106,300       104,872
  GNMA (E)
    4.375%, 06/20/23                        739           739
    4.000%, 02/20/35                      1,005         1,001
    4.000%, 03/20/35                        416           414
    4.000%, 06/20/35                      3,497         3,476
    4.000%, 09/20/35                      1,432         1,418
    4.000%, 10/20/35                      1,955         1,925
    4.000%, 11/20/35                      3,423         3,371
    4.000%, 01/20/36                      2,490         2,450
    3.750%, 02/20/32                      1,238         1,228
    3.500%, 10/20/35                      1,988         1,944
    3.500%, 11/20/35                        368           360
  GNMA TBA (E)
    4.375%, 06/20/33                      1,219         1,223
                                                   -----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $142,413) ($ Thousands)                       142,452
                                                   -----------
U.S. TREASURY OBLIGATIONS (D) -- 2.4%
  U.S. Treasury Bills
    4.568%, 07/27/06                      2,250         2,209
    4.206%, 04/06/06                      7,000         6,970
    3.920%, 03/02/06                     13,000        12,998


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Disciplined Equity Fund
February 28, 2006


----------------------------------------------------------------
                                   Face Amount    Value
Description                       ($ Thousands)/  ($ Thousands)
                                Shares/Contracts
----------------------------------------------------------------
  U.S. Treasury Bills (H)
    4.328%, 04/27/06                  $  70,850    $   70,358
    4.262%, 05/25/06                     18,805        18,609
    3.832%, 03/16/06                      2,400         2,396
                                                   -----------
Total U.S. Treasury Obligations
  (Cost $113,562) ($ Thousands)                       113,540
                                                   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.4%
  FHLMC CMO STRIPS, Ser 232,
    Class IO, IO
    5.000%, 08/01/35                      3,753           883
  FHLMC CMO STRIPS, Ser 233,
    Cl 6, IO
    4.500%, 08/15/35                        880           210
  FHLMC DN (H) (J)
    4.506%, 08/22/06                     32,000        31,280
    4.368%, 09/27/06                      2,250         2,187
  FHLMC DN (J)
    4.383%, 03/27/06                      1,000           997
  FNMA CMO STRIPS, Ser 359,
    Cl 6, IO
    5.000%, 11/01/35                      1,417           339
  FNMA CMO STRIPS, Ser 365,
    Cl 4, IO
    5.000%, 04/01/36                      4,700         1,179
  FNMA DN (J)
    4.324%, 03/08/06                      5,000         4,994
    4.287%, 03/01/06                     15,000        15,000
  FNMA STRIPS, Ser 360, Cl 2, IO
    5.000%, 08/01/35                     30,603         7,181
                                                   -----------
Total U.S. Government Agency Obligations
  (Cost $64,593) ($ Thousands)                         64,250
                                                   -----------
MASTER NOTES (C) (D) (L) -- 0.4%
  Bank of America
    4.633%, 03/01/06                     11,983        11,983
  Bear Stearns
    4.683%, 03/01/06                      5,752         5,752
                                                   -----------
Total Master Notes
  (Cost $17,735) ($ Thousands)                         17,735
                                                   -----------
PREFERRED/CONVERTIBLE STOCKS  -- 0.0%

FINANCIALS -- 0.0%
  Home Ownership Funding (A) (I)*         3,900         1,094
                                                   -----------
Total Preferred/Convertible Stocks
  (Cost $1,061) ($ Thousands)                           1,094
                                                   -----------
PURCHASED OPTIONS  -- 0.0%
  120 Day Euro Futures Call,
    Expires 12/16/06, Strike Price
    $95                                     550           447
  90 Day Euro Futures Call,
    Expires 06/19/06, Strike Price
    $95.25                                  484            18
                                                   -----------
Total Purchased Options
  (Cost $558) ($ Thousands)                               465
                                                   -----------

----------------------------------------------------------------
                         Face Amount              Value
Description             ($ Thousands)/Contracts   ($ Thousands)
----------------------------------------------------------------
REPURCHASE AGREEMENTS (C) (M)  -- 1.2%
Barclays Capital
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06,
  repurchase price $5,601,996
  (collateralized by a U.S.
  Government Obligation, par value
  $5,844,258, 0.000%, 08/15/06;
  with total market value
  $5,713,347)                         $   5,601    $    5,601
Deutsche Bank
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06,
  repurchase price $21,572,697
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value $118,873-
  $9,586,566, 0.000%-5.600%,
  05/30/06-10/29/19; with total
  market value $22,001,410)              21,570        21,570
Lehman Brothers
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06,
  repurchase price $29,098,913
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value $98,023-
  $12,028,743, 0.000%-8.875%,
  04/25/07-03/23/28; with total
  market value $29,677,334)              29,095        29,095
                                                   -----------
Total Repurchase Agreements
  (Cost $56,266) ($ Thousands)                         56,266
                                                   -----------
Total Investments -- 109.6%
  (Cost $4,778,969) ($ Thousands)++                $5,144,444
                                                   ===========
WRITTEN OPTIONS  -- 0.0%
  120 Day Euro Futures Call,
    Expires 12/15/06,
    Strike Price $95                       (550)   $     (406)
  90 Day Euro Futures Call,
    Expires 06/16/06,
    Strike Price $95.50                    (242)          (20)
  90 Day Euro Futures Call,
    Expires 06/16/06,
    Strike Price $95.75                    (242)           (8)
                                                   -----------
Total Written Options
  (Premiums received $530) ($ Thousands)           $     (433)
                                                   ===========


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Disciplined Equity Fund
February 28, 2006


Futures -- A summary of the open futures contracts held by the Fund at February
28, 2006, is as follows:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Unrealized
                                              Number of              Contract                                     Appreciation/
                                              Contracts                Value                 Expiration          (Depreciation)
Type of Contract                            Long (Short)           ($ Thousands)                Date              ($ Thousands)
----------------------------------------------------------------------------------------------------------------------------------
90-Day Eurodollar                               (137)              $   (32,578)             March 2006          $         58
90-Day Eurodollar                               (119)                  (28,263)             March 2007                    86
90-Day Eurodollar                               (119)                  (28,286)             March 2008                    59
90-Day Eurodollar                               (119)                  (28,268)             March 2009                    46
90-Day Eurodollar                                (71)                  (16,855)             March 2010                    14
90-Day Eurodollar                                995                   236,138               June 2006                  (713)
90-Day Eurodollar                               (119)                  (28,279)              June 2007                    74
90-Day Eurodollar                               (119)                  (28,282)              June 2008                    57
90-Day Eurodollar                               (119)                  (28,264)              June 2009                    42
90-Day Eurodollar                                (71)                  (16,854)              June 2010                    11
90-Day Eurodollar                               (137)                  (32,495)         September 2006                   114
90-Day Eurodollar                               (119)                  (28,288)         September 2007                    64
90-Day Eurodollar                               (119)                  (28,277)         September 2008                    54
90-Day Eurodollar                               (119)                  (28,258)         September 2009                    38
90-Day Eurodollar                                (71)                  (16,851)         September 2010                     9
90-Day Eurodollar                                134                    31,798           December 2006                    (5)
90-Day Eurodollar                               (119)                  (28,288)          December 2007                    60
90-Day Eurodollar                               (119)                  (28,270)          December 2008                    50
90-Day Eurodollar                               (127)                  (30,150)          December 2009                    36
Euro-Bund                                       (149)                  (21,387)             March 2006                    65
S&P 500 Index                                  2,567                   825,865              March 2006                12,308
S&P 500 Index                                  1,264                   408,462               June 2006                     1
U.S. 2 Year Treasury Note                        (52)                  (10,628)              June 2006                    (6)
U.S. 5 Year Treasury Note                        298                    31,346               June 2006                    (6)
U.S. 10 Year Treasury Note                       229                    24,711               June 2006                    15
U.S. Long Treasury Bond                           (9)                   (1,018)             March 2006                    13
                                                                                                               ---------------
                                                                                                                $     12,544
                                                                                                               ===============




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Disciplined Equity Fund
February 28, 2006


Forward Foreign Currency Contracts --The following forward foreign currency contracts were outstanding at February 28, 2006:
-----------------------------------------------------------------------------------------------------------------------
                                                                                                          Unrealized
                                Currency to                  Currency to           Contract            Appreciation/
   Settlement                     Deliver                      Receive               Value            (Depreciation)
      Date                      (Thousands)                  (Thousands)         ($ Thousands)         ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------
03/15/06             USD               24,916     AUD               33,550               $24,910                $(6)
03/15/06             USD               37,592     CAD               43,280                38,049                457
03/15/06             EUR               32,079     CHF               49,560                37,841               (432)
09/20/06             USD               44,194     CNY              345,600                44,236                 42
03/15/06             CHF               49,560     EUR               31,939                38,106                265
03/15/06             SEK               87,500     EUR                9,449                11,274                211
03/15/06             USD              125,905     EUR              103,848               123,902             (2,003)
03/15/06             USD               75,105     GBP               42,763                74,888               (217)
03/15/06             USD              138,607     JPY           16,284,000               140,848              2,241
03/15/06             USD               10,404     NZD               15,240                10,077               (327)
03/15/06             EUR                9,334     SEK               87,500                11,063                (73)
03/15/06             AUD               33,550     USD               24,917                25,094                177
03/15/06             CAD               43,280     USD               38,049                37,892               (157)
09/20/06             CNY              345,600     USD               44,235                44,120               (115)
03/15/06             EUR              103,824     USD              123,878               124,306                428
03/15/06             GBP               42,763     USD               74,888                75,571                683
03/15/06             JPY           16,284,000     USD              140,848               139,740             (1,108)
03/15/06             NZD               15,240     USD               10,077                10,514                437
                                                                                      -----------         ----------
                                                                                      $1,012,431               $503
                                                                                      ===========         ==========

CURRENCY LEGEND
AUD -- Australian Dollar    EUR -- Euro                     SEK -- Swedish Krona
CAD  -- Canadian Dollar     GBP -- British Pound Sterling   USD -- U.S. Dollar
CHF -- Swiss Franc          JPY -- Japanese Yen
CNY -- Chinese Yuan         NZD -- New Zealand Dollar




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Disciplined Equity Fund
February 28, 2006


At February 28, 2006, the following Credit Default Swap agreements were outstanding:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Notional     Unrealized
                                                                                           Expiration    Amount     Appreciation
Description                                                                                   Date    ($ Thousands) ($ Thousands)

----------------------------------------------------------------------------------------------------------------------------------
Receives payment on the monthly reset spread from Banc of America - CMBS AA Index plus 30 basis point times the notional amount. The return on the spread is (the period starting spread minus the period ending spread) times duration times the notional amount divided
10000. (Counter party: Bank of America)                                                        04/28/06    $14,000      $   35

Receives payment on the monthly reset spread from Banc of America - CMBS AAA10Yr Index plus 15 basis point times the notional amount. The return on the spread is (the period starting spread minus the period ending spread) times duration times the notional amount
divided 10000. (Counter party: Bank of America)                                                05/31/06     25,000          58

Receives payment on the monthly reset spread from Banc of America - CMBS BBB Index plus 25 basis point times the notional amount. The return on the spread is (the period starting spread minus the period ending spread) times duration times the notional amount divided
10000. (Counter party: Bank of America)                                                        05/31/06     50,000         314

Receives payment on the monthly reset spread from Lehman Brothers - CMBS Aaa 8.5+Index plus 20 basis point times the notional amount. The return on the spread is (the period starting spread minus the period ending spread) times duration times the notional amount
divided 10000. (Counter party: Goldman Sachs)                                                  06/01/06    100,000          87

Receives payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5+Index plus 20 basis point times the notional amount. The return on the spread is (the period starting spread minus the period ending spread) times duration times the notional amount
divided 10000. (Counter party: Goldman Sachs)                                                  05/01/06     60,000          52
                                                                                                                        -------
                                                                                                                        $  546
                                                                                                                        =======




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Disciplined Equity Fund
February 28, 2006


Percentages are based on Net Assets of $4,694,580 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of February 28, 2006.

+ Real Estate Investment Trusts.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". As of February 28, 2006, the total value of these securities was $146,277 ($ Thousands), representing 3.12% of the Fund's net assets. These securities have been deemed liquid by the Board of Trustees.

(B) This security or a partial position of this security is on loan at February 28, 2006. The total value of securities on loan at February 28, 2006 was $280,900 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2006 was $294,396 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2006.

(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(G) Securities considered illiquid. The total value of such securities as of February 28, 2006 was $400 ($ Thousands) and represents 0.0% of the Fund's net assets.

(H) All or a portion of this security has been pledged as collateral for open future contracts.

(I) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2006. The coupon on a step bond changes on a specified date.

(J) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(K) The date reported on the Schedule of Investments is the date in effect as of February 28, 2006.

(L) The date shown is the earlier of the reset date or the demand date.

(M) Tri-Party Repurchase Agreements.

CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

Amounts designated as "--"are zero or have been rounded to zero.

++ At February 28, 2006, the tax basis cost of the Fund's investments was $4,778,969 ($ Thousands), and the unrealized appreciation and depreciation were $415,442 ($ Thousands) and $(49,967) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Diversified Alpha Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 80.7%

CONSUMER DISCRETIONARY -- 11.7%
  Abercrombie & Fitch, Cl A               2,000      $    135
  Advance Auto Parts*                     1,600            66
  Amazon.com*                             3,321           124
  American Eagle Outfitters                 100             3
  AnnTaylor Stores*                         600            22
  Apollo Group, Cl A*                    11,300           558
  Applebee's International*                 600            14
  Autoliv                                 2,400           129
  Autonation*                               700            15
  Autozone*                                 400            39
  Barnes & Noble                            300            13
  Beazer Homes USA                        1,000            63
  Bed Bath & Beyond*                        400            14
  Belo, Cl A                              1,100            23
  Best Buy                                  400            22
  Black & Decker                          2,505           214
  Brinker International                   1,400            58
  Brunswick*                                776            30
  Cablevision Systems, Cl A*              3,716            98
  Career Education*                         300            10
  CBS, Cl B                                 600            15
  Centex                                    942            64
  Cheesecake Factory*                       700            25
  Chico's FAS*                            1,600            75
  Claire's Stores                         2,000            64
  Clear Channel Communications            1,000            28
  Coach*                                  3,200           114
  Comcast, Cl A*                          8,910           239
  Corporate Executive Board                 300            30
  Darden Restaurants*                     7,228           303
  DIRECTV Group (A)*                     31,695           499
  Discovery Holding, Cl A*                1,300            19
  DR Horton                               2,629            90
  E.W. Scripps, Cl A                      1,300            62
  eBay*                                  20,300           813
  EchoStar Communications, Cl A (A)*     10,727           315
  Expedia*                                3,000            57
  Federated Department Stores               700            50
  Ford Motor                             17,100           136
  Fortune Brands (A)                      4,840           375
  Gannett                                 3,000           186
  Gap                                       400             7
  Gentex                                    100             2
  Genuine Parts                           2,500           111
  Getty Images*                             500            41
  Goodyear Tire & Rubber*                 5,841            84
  GTECH Holdings                          1,900            63
  H&R Block (A)                          20,351           454
  Harley-Davidson                           100             5
  Harman International Industries           835            92
  Harrah's Entertainment                  1,000            72
  Harte-Hanks                               500            14
  Hasbro                                  6,519           132
  Hilton Hotels                             300             7
  Home Depot (A)                         10,902           460
  Hovnanian Enterprises, Cl A*              100             5
  IAC/InterActive*                        1,700            50
  International Game Technology          20,100           719
  Interpublic Group*                        300             3
  ITT Educational Services*                 100             6
  J.C. Penney                             3,079           181
  John Wiley & Sons, Cl A                   800            30
  Johnson Controls                          688            49
  Jones Apparel Group                     1,200            35

----------------------------------------------------------------
                                                  Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  KB Home                                 1,185      $     79
  Knight Ridder                             500            30
  Kohl's*                                   800            38
  Lamar Advertising, Cl A*                  600            31
  Lennar, Cl A                              100             6
  Liberty Global, Cl A*                   3,000            61
  Liberty Global, Ser C*                 20,000           388
  Liberty Media, Cl A*                   10,400            86
  Lowe's                                    594            40
  Marriott International, Cl A            2,045           140
  Mattel                                  1,000            17
  McDonald's                              2,800            98
  McGraw-Hill                             3,200           170
  Men's Wearhouse*                          200             6
  Meredith                                  200            11
  Meritage Homes*                           890            52
  MGM Mirage*                            19,100           706
  Michaels Stores                           100             3
  Newell Rubbermaid                       3,400            85
  News, Cl A*                             7,171           117
  Nike, Cl B                                200            17
  Nordstrom                               2,112            80
  NVR (A)*                                  451           340
  O'Reilly Automotive*                      600            20
  Office Depot*                           2,800           100
  OfficeMax                                 900            26
  Omnicom Group                             400            32
  Outback Steakhouse                        600            25
  Panera Bread, Cl A*                       400            28
  Pixar*                                    300            19
  Polo Ralph Lauren                         600            35
  Pulte Homes                               100             4
  R.H. Donnelley                            200            12
  Ross Stores                               600            17
  Ryland Group                              485            34
  Saks*                                   1,000            19
  SCP Pool                                  621            27
  Sears Holdings*                           817            98
  ServiceMaster                           1,400            18
  Shaw Communications, Cl B               4,000           105
  Sherwin-Williams                          800            36
  Snap-On                                 1,000            39
  Sonic*                                    200             6
  Standard-Pacific                          900            30
  Staples                                35,400           869
  Starbucks*                                900            33
  Starwood Hotels & Resorts
  Worldwide*                                500            32
  Station Casinos                           300            21
  Target                                  5,223           284
  Tiffany                                   600            22
  Timberland, Cl A*                         800            28
  Time Warner                            19,100           331
  TJX                                       200             5
  Toll Brothers*                            900            29
  Tribune                                   500            15
  TRW Automotive Holdings*                4,224           108
  VF                                      6,202           340
  Viacom, Cl B*                             600            24
  Walt Disney*                            6,100           171
  Weight Watchers International*          8,600           451
  Wendy's International                     400            23
  Whirlpool                                 400            36
  Williams-Sonoma*                          200             8
  XM Satellite Radio Holdings, Cl A*     30,000           663
  Yum! Brands                               500            24
                                                     ---------
                                                       14,679
                                                     ---------
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Diversified Alpha Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
CONSUMER STAPLES -- 5.8%
  Altria Group                            6,200      $    446
  Anheuser-Busch                            800            33
  Archer-Daniels-Midland                  7,261           230
  BJ's Wholesale Club*                    1,900            60
  Brown-Forman, Cl B                        900            63
  Campbell Soup                             600            19
  Church & Dwight                           800            28
  Clorox                                  1,200            73
  Coca-Cola                               7,200           302
  Coca-Cola Enterprises                   5,400           106
  Colgate-Palmolive                       1,600            87
  ConAgra Foods                             500            10
  Constellation Brands, Cl A*               100             3
  Costco Wholesale                          500            26
  CVS                                     1,700            48
  Dean Foods*                             4,700           176
  Del Monte Foods*                        1,100            12
  Energizer Holdings*                     1,100            60
  General Mills                           1,000            49
  Hershey                                 1,700            87
  Hormel Foods                            4,171           144
  JM Smucker                                900            36
  Kellogg                                 1,200            53
  Kimberly-Clark                          1,400            83
  Kroger*                                14,183           284
  Loews - Carolina Group                  2,600           123
  McCormick                                 500            16
  Pepsi Bottling Group                    4,500           132
  PepsiAmericas                             600            14
  PepsiCo                                 2,800           165
  Pilgrim's Pride                         6,012           139
  Procter & Gamble                       17,800         1,067
  Reynolds American                         300            32
  Safeway                                11,184           272
  Sara Lee                                  400             7
  Smithfield Foods*                       3,581            95
  Supervalu                               2,500            79
  Sysco                                  12,347           372
  Tyson Foods, Cl A                       3,400            46
  UST                                       400            16
  Wal-Mart Stores                        21,762           987
  Walgreen                               20,800           933
  Whole Foods Market                      1,700           109
  WM Wrigley Jr.*                         1,700           108
                                                     ---------
                                                        7,230
                                                     ---------
ENERGY -- 7.3%
  Amerada Hess                              400            55
  Anadarko Petroleum                      1,200           119
  Apache                                    100             7
  Arch Coal                                 700            51
  Baker Hughes                              700            48
  BJ Services                             1,400            44
  Burlington Resources                    3,046           275
  Chesapeake Energy                         400            12
  Chevron                                11,400           644
  ConocoPhillips                         12,430           758
  Consol Energy                           3,559           228
  Cooper Cameron*                         1,000            41
  Devon Energy                            4,600           270
  Diamond Offshore Drilling                 400            31
  EOG Resources                           1,300            88
  Exxon Mobil (A)                        57,031         3,386
  FMC Technologies*                         500            23
  Forest Oil*                               300            15

----------------------------------------------------------------
                                                  Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Grant Prideco*                            700      $     28
  Halliburton (A)                         5,462           371
  Helmerich & Payne                         400            26
  Kerr-McGee                                800            78
  Kinder Morgan                             800            74
  Marathon Oil (A)                        8,404           593
  Massey Energy                             100             4
  Murphy Oil                                200             9
  National Oilwell Varco*                   800            49
  Newfield Exploration*                     500            19
  Noble Energy                              100             4
  Occidental Petroleum (A)                9,247           846
  Patterson-UTI Energy                    1,700            47
  Peabody Energy                            300            14
  Petro-Canada                            2,500           114
  Pioneer Natural Resources                 300            13
  Pogo Producing                            200            10
  Quicksilver Resources*                    100             4
  Smith International                       400            16
  Southwestern Energy*                      200             6
  Sunoco                                  1,500           111
  Talisman Energy                         2,100           110
  Teekay Shipping                         2,900           113
  Tesoro                                    200            12
  Tidewater                                 100             5
  Unit*                                   1,200            64
  Valero Energy                           4,365           235
  Western Gas Resources                   1,100            52
  XTO Energy                                500            21
                                                     ---------
                                                        9,143
                                                     ---------
FINANCIALS -- 16.8%
  A.G. Edwards                            2,500           112
  Affiliated Managers Group*                100            10
  Aflac                                   2,200           102
  Allied Capital                            700            21
  Allstate                                6,800           373
  AMB Property +                            100             5
  AMBAC Financial Group                   2,000           150
  American Capital Strategies             1,500            54
  American Express                        1,800            97
  American Financial Group                  300            12
  American Financial Realty Trust +         300             4
  American International Group            8,700           577
  Ameriprise Financial                      300            14
  AmSouth Bancorp                           900            25
  AON                                     3,000           119
  Apartment Investment &
  Management, Cl A +                        100             4
  Archstone-Smith Trust +                   300            14
  Arden Realty +                            100             5
  Arthur J Gallagher                        100             3
  Associated Banc-Corp                      100             3
  Assurant                                2,600           118
  Astoria Financial                         300             9
  AvalonBay Communities +                   200            21
  Bank of America (A)                    34,300         1,573
  Bank of Hawaii                            200            11
  BB&T                                    3,500           138
  Bear Stearns                              300            40
  BlackRock, Cl A                           100            14
  Boston Properties +                       400            34
  BRE Properties, Cl A +                    200            11
  Brookfield Properties                   4,200           124
  Brown & Brown                           1,200            38
  Capital One Financial                     500            44
  CapitalSource +                        11,021           271
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Diversified Alpha Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  CarrAmerica Realty +                      800      $     33
  CB Richard Ellis Group, Cl A*           2,400           165
  CBL & Associates Properties +             300            13
  Charles Schwab                          3,800            62
  Chicago Mercantile Exchange
  Holdings                                1,800           766
  Chubb                                     400            38
  CIT Group                               5,631           303
  Citigroup (A)                          51,483         2,387
  CNA Financial*                          1,500            46
  Colonial BancGroup                        500            13
  Comerica                                3,300           189
  Commerce Bancorp                        1,500            50
  Commerce Bancshares                       900            46
  Conseco*                                1,700            42
  Countrywide Financial                   6,600           228
  Crescent Real Estate Equities +         2,899            61
  Developers Diversified Realty +           100             5
  Downey Financial                          200            13
  Eaton Vance                               100             3
  Equity Office Properties Trust +        1,000            31
  Equity Residential +                      500            23
  Erie Indemnity, Cl A                      100             5
  Essex Property Trust +                    100            10
  Fannie Mae                                200            11
  Federal Realty Investment Trust           500            35
  Federated Investors, Cl B                 900            35
  Fidelity National Financial             2,565            97
  Fifth Third Bancorp                       100             4
  First American (A)                     10,984           463
  First Horizon National                    200             8
  Forest City Enterprises, Cl A           1,100            45
  Franklin Resources                      2,511           258
  Freddie Mac                               200            13
  Fulton Financial                          400             7
  General Growth Properties +               600            30
  Golden West Financial                     400            28
  Goldman Sachs Group                       300            42
  Hanover Insurance Group                   200            10
  Hartford Financial Services Group       1,800           148
  HCC Insurance Holdings                  1,900            61
  Health Care +                             200             7
  Host Marriott +                         9,219           179
  HRPT Properties Trust                   1,900            20
  Huntington Bancshares                     300             7
  Independence Community Bank             3,100           127
  IndyMac Bancorp                         3,100           120
  International Bancshares                  600            17
  Jones Lang LaSalle*                     1,200            81
  JPMorgan Chase (A)                     29,591         1,217
  Keycorp                                 4,600           171
  Kimco Realty +                            100             4
  Legg Mason                              1,606           210
  Lehman Brothers Holdings                4,264           622
  Leucadia National                         100             5
  Lincoln National                          300            17
  Loews                                   5,795           535
  M&T Bank                                  600            67
  Macerich +                                300            22
  Markel*                                   100            33
  Marsh & McLennan                        2,900            90
  Marshall & Ilsley                         300            13
  Mellon Financial                          200             7
  Mercantile Bankshares                     900            34
  Merrill Lynch                           7,734           597
  Metlife (A)                            14,889           746
  MGIC Investment                           600            38
  Moody's                                10,700           717

----------------------------------------------------------------
                                                  Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Morgan Stanley                          4,900      $    292
  National City                           3,700           129
  New York Community Bancorp              2,000            34
  North Fork Bancorporation                 300             8
  Northern Trust                            400            21
  Old Republic International                300             6
  Pan Pacific Retail Properties +           400            28
  Peoples Bank                              600            19
  Philadelphia Consolidated Holding*        561            60
  Plum Creek Timber                         100             4
  PMI Group                               2,800           121
  PNC Financial Services Group            2,100           148
  Principal Financial Group               3,800           185
  Progressive                             1,100           118
  Prologis                                  200            11
  Protective Life                           100             5
  Prudential Financial (A)                6,181           476
  Public Storage +                          100             8
  Radian Group                            2,100           119
  Rayonier +                                700            30
  Regency Centers +                         200            13
  Regions Financial                       1,600            56
  Safeco                                  2,000           103
  Shurgard Storage Centers, Cl A +          400            26
  Simon Property Group +                    400            33
  Sky Financial Group                       900            24
  SL Green Realty +                         100             9
  SLM                                     1,200            68
  Sovereign Bancorp                         400             8
  St. Joe                                   600            36
  St. Paul Travelers                      4,900           211
  Stancorp Financial Group                2,200           119
  State Street                              500            31
  SunTrust Banks                            700            51
  Synovus Financial                         500            14
  T Rowe Price Group                        500            38
  TD Ameritrade Holding                   1,000            22
  TD Banknorth                              300             9
  Thornburg Mortgage +                      100             3
  Torchmark                                 600            33
  Transatlantic Holdings                    300            18
  UnionBanCal                             1,800           124
  United Dominion Realty Trust +            200             5
  Unitrin                                   200            10
  UnumProvident                             500            10
  US Bancorp                             10,100           312
  Vornado Realty Trust +                    200            18
  Wachovia                               12,600           707
  Washington Mutual                       4,400           188
  Webster Financial                       2,400           113
  Wells Fargo                             4,500           289
  Westcorp                                2,188           157
  WFS Financial*                          1,937           159
  Wilmington Trust                          400            17
  WR Berkley                              8,275           479
  Zions Bancorporation                      200            17
                                                     ---------
                                                       21,032
                                                     ---------
HEALTH CARE -- 11.8%
  Abbott Laboratories                     2,100            93
  Aetna                                   3,500           178
  Affymetrix*                               700            25
  Allergan                                7,900           855
  AmerisourceBergen                       6,800           313
  Amgen*                                  4,501           340
  Applera - Applied Biosystems Group        600            17
  Barr Pharmaceuticals*                   1,000            67
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Diversified Alpha Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Bausch & Lomb                           3,233      $    224
  Baxter International                    1,400            53
  Becton Dickinson                          700            45
  Boston Scientific*                        100             2
  Bristol-Myers Squibb                    8,000           185
  C.R. Bard                               1,200            79
  Cardinal Health (A)                    12,760           926
  Caremark Rx*                            3,746           186
  Celgene*                                2,000            76
  Cephalon*                                 200            16
  Cerner*                                   300            12
  Charles River Laboratories
  International*                            200            10
  Chiron*                                 1,500            68
  Cigna                                   1,600           196
  Community Health Systems*                 500            19
  Covance*                                  600            34
  Coventry Health Care*                     500            30
  Dade Behring Holdings                   5,855           214
  DaVita*                                   700            41
  Edwards Lifesciences*                   5,286           219
  Eli Lilly                               1,300            72
  Emdeon*                                 1,400            15
  Endo Pharmaceuticals Holdings*          1,896            60
  Express Scripts*                          900            78
  Fisher Scientific International*          905            62
  Forest Laboratories*                    2,200           101
  Genentech*                             14,270         1,223
  Genzyme*                                  300            21
  Gilead Sciences*                          700            44
  Guidant                                 1,406           108
  HCA                                     1,800            86
  Health Management Associates, Cl A      1,700            36
  Health Net (A)*                         8,607           413
  Henry Schein*                           2,830           132
  Hillenbrand Industries                    400            20
  Hospira*                                1,200            48
  Humana*                                 1,983           102
  Idexx Laboratories*                       500            39
  ImClone Systems*                          500            19
  IMS Health                                500            12
  Invitrogen*                               700            50
  Johnson & Johnson (A)                  20,598         1,187
  Kinetic Concepts*                         726            27
  King Pharmaceuticals*                   8,500           138
  Laboratory of America Holdings*           700            41
  LifePoint Hospitals*                      500            15
  Lincare Holdings*                       1,000            41
  Manor Care                                300            12
  McKesson (A)                           15,775           854
  Medco Health Solutions*                 7,503           418
  Medimmune*                              1,600            58
  Medtronic                               2,500           135
  Merck                                   9,600           335
  Millennium Pharmaceuticals*             1,200            13
  Millipore*                                800            55
  Mylan Laboratories                      2,000            46
  Omnicare                                2,000           122
  Patterson*                                300            11
  PDL Biopharma*                          1,500            47
  Pfizer                                 41,700         1,092
  Pharmaceutical Product
  Development*                              500            35
  Quest Diagnostics                         600            32
  Renal Care Group*                       1,100            52
  Resmed*                                 1,300            53
  Respironics*                            5,179           188
  Schering-Plough                         3,400            63

----------------------------------------------------------------
                                                  Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Sepracor*                                 300      $     17
  St. Jude Medical*                       1,500            68
  Stryker                                 1,700            79
  Techne*                                   600            36
  Thermo Electron*                          100             3
  Triad Hospitals*                          400            17
  UnitedHealth Group                     19,700         1,147
  Universal Health Services, Cl B           700            35
  Varian Medical Systems*                   500            29
  VCA Antech*                             1,300            36
  Watson Pharmaceuticals*                 1,900            57
  WellPoint*                              1,650           127
  Wyeth                                   1,800            90
  Zimmer Holdings*                       11,400           789
                                                     ---------
                                                       14,864
                                                     ---------
INDUSTRIALS -- 6.5%
  3M                                      1,100            81
  Adesa                                   1,200            30
  Alexander & Baldwin                       500            24
  Alliant Techsystems*                      100             8
  Allied Waste Industries*               10,629           114
  American Power Conversion               2,200            45
  American Standard                         400            16
  Ametek                                    300            13
  AMR*                                    5,672           142
  Aramark, Cl B                          10,152           289
  Avery Dennison                            400            24
  Boeing                                  4,103           298
  Brink's                                   547            27
  Burlington Northern Santa Fe            4,100           322
  Carlisle                                  200            16
  Caterpillar                             3,800           278
  Cendant                                 6,100           101
  CH Robinson Worldwide                     800            36
  CNF                                       100             5
  CSX                                     4,170           231
  Cummins                                 1,300           141
  Danaher                                   400            24
  Deluxe                                  4,824           119
  Dover                                     100             5
  Emerson Electric                          100             8
  Equifax                                 1,900            70
  Expeditors International
  Washington                              9,100           708
  Fastenal                                  200             9
  Fluor                                   1,383           119
  General Dynamics                          200            25
  General Electric                       29,700           976
  Goodrich                                  200             8
  Harsco                                  1,400           112
  Herman Miller                             400            12
  HNI                                       500            29
  Honeywell International                   100             4
  ITT Industries                          1,400            73
  Jacobs Engineering Group*                 600            51
  JB Hunt Transport Services              4,850           115
  JetBlue Airways*                        1,500            17
  Laidlaw International*                  2,500            69
  Lockheed Martin                         4,343           316
  Manpower                                1,851            99
  Norfolk Southern                        3,079           158
  Northrop Grumman                        3,800           244
  Oshkosh Truck                             300            17
  Paccar                                    100             7
  Pall                                      400            12
  Parker Hannifin                           347            27
  Pentair                                   200             8
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Diversified Alpha Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Precision Castparts                     1,488      $     79
  Raytheon                                2,900           126
  Republic Services                         500            19
  Robert Half International                 600            22
  Rockwell Automation                       100             7
  Rockwell Collins                          800            43
  Roper Industries                          700            32
  Ryder System                              700            31
  Southwest Airlines                        300             5
  SPX                                       100             5
  Stericycle*                               700            42
  Teleflex                                  500            32
  Terex*                                  1,322           105
  Textron                                 1,400           123
  Timken (A)                             11,266           323
  Union Pacific                             700            62
  United Parcel Service, Cl B            11,000           822
  United Technologies                     3,220           188
  USG*                                      910            77
  WW Grainger                             3,740           277
                                                     ---------
                                                        8,102
                                                     ---------
INFORMATION TECHNOLOGY -- 13.0%
  Activision*                               500             6
  ADC Telecommunications*                   900            23
  Adobe Systems                             500            19
  Agere Systems*                         17,188           231
  Agilent Technologies*                   1,100            40
  Akamai Technologies*                      800            21
  Alliance Data Systems*                    200             9
  Altera*                                 1,100            22
  Amphenol, Cl A                            500            25
  Analog Devices                            600            23
  Andrew*                                   700             9
  Apple Computer*                         2,600           178
  Applied Materials*                      1,800            33
  Arrow Electronics (A)*                 12,610           439
  Autodesk                                1,892            71
  Automatic Data Processing               1,200            55
  Avaya*                                    600             7
  Avnet*                                 13,167           331
  BMC Software*                           2,400            52
  Broadcom, Cl A*                         1,300            59
  CA                                        200             5
  Cadence Design Systems*                   400             7
  CDW                                       400            23
  Ceridian*                               2,878            74
  Checkfree*                                200            10
  Cisco Systems*                          9,800           198
  Citrix Systems*                         1,100            36
  Cognizant Technology Solutions,
  Cl A*                                     100             6
  Comverse Technology*                      100             3
  Corning*                                1,700            42
  Cree*                                     300             9
  Dell*                                   9,916           288
  DST Systems*                              400            23
  Electronic Arts*                          200            10
  Electronic Data Systems (A)            11,861           317
  EMC*                                    1,500            21
  Fair Isaac                              3,500           149
  Fidelity National Information
  Services                                1,799            71
  First Data                             19,500           880
  Fiserv*                                 3,700           154
  Freescale Semiconductor, Cl B*          9,000           243
  Global Payments                         1,200            62
  Google, Cl A*                           1,518           550

----------------------------------------------------------------
                                                  Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Hewlett-Packard (A)                    30,926      $  1,015
  Hyperion Solutions*                       100             3
  Ingram Micro, Cl A*                    13,412           265
  Intel (A)                              24,553           506
  International Business Machines (A)    13,046         1,047
  Intersil, Cl A                          1,200            34
  Intuit*                                21,054         1,023
  Iron Mountain*                          1,600            70
  Jabil Circuit*                            500            19
  Kla-Tencor                                300            16
  Lam Research*                             600            26
  Lexmark International, Cl A*              100             5
  Linear Technology                       1,200            44
  Live Nation                               100             2
  Maxim Integrated Products                 400            16
  McAfee*                                   200             5
  MEMC Electronic Materials*              1,000            33
  Mettler Toledo International*           2,012           122
  Microchip Technology                      100             4
  Micron Technology*                      1,600            25
  Microsoft (A)                          56,029         1,507
  Motorola (A)                           17,999           385
  National Semiconductor                  1,400            39
  NAVTEQ*                                12,000           556
  NCR*                                      200             8
  Network Appliance*                        400            13
  Novellus Systems*                         500            13
  Nvidia*                                 1,079            51
  Oracle*                                 8,064           100
  Parametric Technology*                 18,634           284
  Paychex                                18,600           745
  QLogic*                                   100             4
  Qualcomm                               24,800         1,171
  Red Hat*                                1,700            46
  Reynolds & Reynolds, Cl A               2,100            58
  Sabre Holdings, Cl A                    1,200            29
  Salesforce.com*                           900            31
  SanDisk*                               12,500           754
  Sybase*                                   500            11
  Symantec*                               1,900            32
  Synopsys*                               2,300            50
  Tech Data (A)*                         14,579           605
  Teradyne*                               1,000            17
  Texas Instruments (A)                  15,611           466
  Trimble Navigation*                       400            16
  Vishay Intertechnology*                   100             1
  Western Digital*                        5,201           116
  Xilinx                                    600            16
  Yahoo!*                                 3,014            97
                                                     ---------
                                                       16,335
                                                     ---------
MATERIALS -- 1.9%
  Agrium                                  4,200           105
  Air Products & Chemicals                  200            13
  Alcoa                                   3,900           114
  Ashland                                   500            33
  Ball                                      100             4
  Bemis                                   1,600            48
  Cabot                                     200             7
  Celanese, Ser A                         5,005           107
  Dow Chemical                            2,000            86
  E.I. Du Pont de Nemours                 1,200            48
  Eagle Materials                         1,200            65
  Eastman Chemical                          400            20
  Ecolab                                  1,400            51
  Hercules*                               4,933            58
  Huntsman*                               1,593            33
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Diversified Alpha Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  IPSCO                                     200      $     19
  Lafarge North America                     200            17
  Lubrizol                                1,100            48
  Martin Marietta Materials               1,100           107
  MeadWestvaco                              300             8
  Monsanto                                  600            50
  Newmont Mining                          2,012           106
  Nucor                                   2,100           181
  PPG Industries                          1,500            91
  Praxair                                14,300           772
  Rohm & Haas                             2,100           104
  Scotts Miracle-Gro, Cl A                  700            34
  Sealed Air*                               500            28
  Sigma-Aldrich                             100             6
  Sonoco Products                           500            16
  Temple-Inland                             600            26
  Vulcan Materials                          300            24
  Weyerhaeuser                              200            14
                                                     ---------
                                                        2,443
                                                     ---------
TELECOMMUNICATION SERVICES -- 2.8%
  Alltel                                  2,100           133
  American Tower, Cl A*                     900            29
  AT&T                                   29,303           808
  BellSouth                              14,800           467
  CenturyTel                                300            11
  Citizens Communications                 4,100            55
  Crown Castle International*               700            22
  Nextel Partners, Cl A*                    900            25
  NII Holdings*                             600            31
  Qwest Communications
  International*                         16,455           104
  Sprint Nextel (A)                      50,449         1,212
  Telewest Global*                          200             5
  US Cellular*                            2,572           141
  Verizon Communications                 13,700           462
                                                     ---------
                                                        3,505
                                                     ---------
UTILITIES -- 3.1%
  AES*                                    5,700            99
  AGL Resources                             700            25
  Allegheny Energy*                         100             4
  Ameren                                    700            35
  American Electric Power                 4,700           172
  Aqua America                            2,000            57
  Centerpoint Energy                      2,088            27
  Cinergy                                   500            22
  Consolidated Edison                       700            32
  Constellation Energy Group (A)          7,976           468
  Dominion Resources                        800            60
  DPL                                       200             5
  DTE Energy                              3,300           143
  Duke Energy                               400            11
  Edison International                   10,749           477
  Energy East                               600            15
  Entergy                                 1,900           138
  Equitable Resources                     1,700            62
  Exelon                                    900            51
  FirstEnergy                             5,300           271
  FPL Group                                 500            21
  Great Plains Energy                     1,000            28
  KeySpan                                   100             4
  MDU Resources Group                       900            32
  National Fuel Gas                         600            19
  Nicor                                   6,825           293
  Northeast Utilities                     1,200            24
  NRG Energy*                             1,400            61

----------------------------------------------------------------
                                                  Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  NSTAR                                   5,000      $    147
  OGE Energy                                300             9
  Oneok                                     900            28
  Pepco Holdings                          6,200           147
  PG&E                                    1,300            49
  Pinnacle West Capital                     100             4
  PPL                                       300            10
  Progress Energy                         2,300           102
  Public Service Enterprise Group         2,288           159
  Puget Energy                              300             6
  Questar                                 1,100            81
  SCANA                                   1,200            49
  Sempra Energy                           1,300            62
  Southern*                               1,000            34
  TECO Energy                               800            14
  TXU                                     5,300           278
  UGI                                     1,700            38
  Wisconsin Energy                          100             4
  WPS Resources                             700            37
  Xcel Energy                             2,000            37
                                                     ---------
                                                        3,951
                                                     ---------
Total Common Stock
  (Cost $101,287) ($ Thousands)                       101,284
                                                     ---------
Total Investments -- 80.7%
  (Cost $101,287) ($ Thousands)++                    $101,284
                                                     =========
SECURITIES SOLD SHORT  -- (4.3)%

CONSUMER DISCRETIONARY -- (0.8)%
  Cooper Tire & Rubber                   (7,342)         (109)
  Gentex                                (18,445)         (307)
  Lee Enterprises                        (8,581)         (300)
  Monster Worldwide*                     (1,436)          (70)
  Sirius Satellite Radio*                (6,046)          (31)
  XM Satellite Radio, Cl A*              (9,619)         (212)
                                                     ---------
                                                       (1,030)
                                                     ---------
CONSUMER STAPLES -- (0.1)%
  WM Wrigley Jr.                           (986)          (63)
                                                     ---------
ENERGY -- (0.8)%
  Forest Oil*                            (3,573)         (177)
  Kinder Morgan                          (8,361)         (776)
                                                     ---------
                                                         (953)
                                                     ---------
FINANCIALS -- (0.6)%
  Health Care+                           (5,063)         (185)
  Hudson City Bancorp                    (3,062)          (40)
  New York Community Bancorp            (13,496)         (228)
  St Joe                                 (3,989)         (239)
                                                     ---------
                                                         (691)
                                                     ---------
HEALTH CARE -- (0.5)%
  AMERIGROUP*                            (1,300)          (28)
  ImClone Systems*                       (5,576)         (214)
  Lifepoint Hospitals*                   (1,996)          (62)
  OSI Pharmaceuticals*                   (2,553)          (83)
  Pharmaceutical Product Development     (2,654)         (185)
                                                     ---------
                                                         (571)
                                                     ---------
INDUSTRIALS -- (0.4)%
  American Power Conversion              (8,222)         (168)
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Diversified Alpha Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Dolby Laboratories, Cl A*              (1,305)     $    (27)
  Overseas Shipholding Group             (3,985)         (202)
  SPX                                    (1,976)          (97)
                                                     ---------
                                                         (493)
                                                     ---------
INFORMATION TECHNOLOGY -- (0.9)%
  F5 Networks*                           (3,168)         (215)
  Flir Systems*                          (1,408)          (36)
  Juniper Networks*                      (1,485)          (27)
  Linear Technology                      (4,919)         (181)
  Maxim Integrated Products              (2,366)          (92)
  Microchip Technology                     (775)          (27)
  Novellus Systems                       (2,035)          (54)
  Paychex                                (4,252)         (170)
  PMC - Sierra*                         (15,619)         (159)
  QLogic*                                (1,391)          (57)
  Red Hat*                               (3,991)         (107)
  Salesforce.com*                          (981)          (34)
  SanDisk*                                 (433)          (26)
                                                     ---------
                                                       (1,189)
                                                     ---------
MATERIALS -- (0.1)%
  Cabot                                  (1,559)          (58)
  Cytec Industries                         (599)          (32)
                                                     ---------
                                                          (90)
                                                     ---------
TELECOMMUNICATION SERVICES -- 0.0%
  NTL*                                     (887)          (58)
                                                     ---------
UTILITIES -- (0.1)%
  Aqua America                           (6,638)         (191)
  Reliant Energy*                        (7,935)          (82)
                                                     ---------
                                                         (272)
                                                     ---------
Total Securities Sold Short
  (Proceeds $5,405) ($ Thousands)                    $ (5,410)
                                                     =========

 Percentages are based on Net Assets of $125,431 ($ Thousands).

* Non-income producing security.

+ Real Estate Investment Trusts.

Cl -- Class
Ser -- Series

(A) All or a portion of this security has been pledged as collateral for securities sold short.

++ At February 28, 2006, the tax basis cost of the Fund's investments was $101,287 ($ Thousands), and the unrealized appreciation and depreciation were $1 ($ Thousands) and $(4) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Index Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 97.7%

CONSUMER DISCRETIONARY -- 11.5%
  Abercrombie & Fitch, Cl A               2,602      $    175
  Advance Auto Parts*                     3,308           137
  Amazon.com (B)*                         8,889           333
  American Eagle Outfitters               2,714            69
  American Greetings, Cl A (B)            1,573            33
  AnnTaylor Stores*                       1,847            67
  Apollo Group, Cl A (B)*                 4,164           206
  Applebee's International                2,175            50
  Autoliv                                 2,218           119
  Autonation*                             4,538            95
  Autozone*                               1,707           165
  Barnes & Noble                          1,138            49
  Beazer Homes USA                        1,037            66
  Bebe Stores                               379             7
  Bed Bath & Beyond*                      8,615           310
  Belo, Cl A                              2,151            46
  Best Buy (B)                           11,147           600
  Black & Decker                          2,368           203
  Borders Group                           2,009            48
  BorgWarner                              1,441            80
  Boyd Gaming                             1,051            46
  Brinker International                   2,822           118
  Brunswick*                              3,033           119
  Cablevision Systems, Cl A*              6,042           159
  Career Education*                       3,159           104
  Carmax*                                 2,380            75
  CBRL Group                              1,174            52
  CBS, Cl B                              20,369           498
  Centex                                  3,756           254
  Cheesecake Factory (B)*                 2,046            74
  Chico's FAS (B)*                        5,316           250
  Choice Hotels International               884            39
  Circuit City Stores (B)                 4,985           120
  CKX*                                      937            14
  Claire's Stores                         2,327            75
  Clear Channel Communications           15,835           448
  Clear Channel Outdoor Holdings,
     Cl A*                                1,400            31
  Coach*                                 10,967           392
  Columbia Sportswear*                      438            22
  Comcast, Cl A (B)*                     57,117         1,532
  Corporate Executive Board (B)             996           100
  Dana (B)                                4,058             7
  Darden Restaurants                      4,722           198
  Dick's Sporting Goods*                    829            31
  Dillard's, Cl A                         1,675            41
  DIRECTV Group (B)*                     20,658           326
  Discovery Holding, Cl A (B)*            8,542           125
  Dollar General (B)                      9,831           171
  Dollar Tree Stores*                     2,453            67
  Dow Jones                               1,177            48
  DR Horton                               7,968           272
  DreamWorks Animation SKG, Cl A*           934            25
  E.W. Scripps, Cl A                      2,472           119
  Eastman Kodak (B)                       8,567           240
  eBay*                                  30,411         1,218
  EchoStar Communications, Cl A (B)*      6,862           202
  Education Management*                   1,887            71
  Expedia (B)*                            5,551           105
  Family Dollar Stores (B)                4,262           110
  Federated Department Stores             7,515           534
  Foot Locker                             3,769            87
  Ford Motor                             51,324           409
  Fortune Brands                          4,220           327

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Gannett (B)                             7,159      $    445
  Gap                                    17,459           324
  General Motors (B)                     13,481           274
  Gentex                                  3,932            66
  Genuine Parts                           5,171           230
  Getty Images (B)*                       1,519           123
  Goodyear Tire & Rubber (B)*             3,852            55
  GTECH Holdings                          3,819           127
  H&R Block                               9,725           217
  Harley-Davidson (B)                     7,903           415
  Harman International Industries         1,968           217
  Harrah's Entertainment                  5,275           379
  Harte-Hanks                             1,489            42
  Hasbro                                  3,967            81
  Hearst-Argyle Television                  863            21
  Hilton Hotels                          11,224           272
  Home Depot                             60,715         2,559
  Hovnanian Enterprises, Cl A*              745            34
  IAC/InterActive (B)*                    5,464           160
  Interactive Data                          813            18
  International Game Technology          10,043           359
  International Speedway, Cl A              912            43
  Interpublic Group (B)*                 10,337           107
  ITT Educational Services*               1,221            76
  J.C. Penney                             5,751           337
  John Wiley & Sons, Cl A                 1,242            47
  Johnson Controls                        5,215           372
  Jones Apparel Group                     3,853           111
  KB Home (B)                             2,480           166
  Knight Ridder                           1,815           109
  Kohl's*                                 8,919           429
  Lamar Advertising, Cl A (B)*            2,140           109
  Las Vegas Sands*                          693            37
  Laureate Education*                     1,231            64
  Lear                                    1,511            32
  Lee Enterprises                         1,187            41
  Leggett & Platt                         4,619           108
  Lennar, Cl A (B)                        3,930           235
  Liberty Global, Cl A*                  13,769           280
  Liberty Media, Cl A*                   77,789           641
  Limited Brands                         10,257           243
  Liz Claiborne                           2,661            96
  Lowe's                                 21,755         1,483
  Marriott International, Cl A            5,125           351
  Marvel Entertainment*                   1,806            33
  Mattel                                 12,242           206
  McClatchy, Cl A                           489            27
  McDonald's                             35,529         1,240
  McGraw-Hill                            10,339           549
  MDC Holdings                              816            50
  Men's Wearhouse                         1,178            37
  Meredith                                1,058            58
  Meritage Homes*                           554            32
  MGM Mirage*                             3,692           137
  Michaels Stores                         4,132           133
  Mohawk Industries (B)*                  1,366           118
  New York Times, Cl A                    3,524            99
  Newell Rubbermaid (B)                   8,265           206
  News, Cl A                             65,285         1,063
  Nike, Cl B                              5,424           471
  Nordstrom                               6,512           247
  NTL (B)*                                2,320           153
  NVR*                                      124            93
  O'Reilly Automotive (B)*                2,540            83
  Office Depot*                           8,489           303
  OfficeMax                               1,574            46
  Omnicom Group                           5,322           425
  Outback Steakhouse                      1,602            67
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Index Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Panera Bread, Cl A*                       662      $     47
  Penn National Gaming*                   1,689            59
  Petsmart                                3,473            90
  Pixar*                                  1,349            86
  Polaris Industries                        952            48
  Polo Ralph Lauren                       1,380            80
  Pulte Homes                             6,318           243
  Quiksilver*                             2,902            42
  R.H. Donnelley (B)*                     1,761           107
  RadioShack                              4,171            82
  Regal Entertainment Group, Cl A (B)     1,188            23
  Rent-A-Center*                          1,829            43
  Ross Stores                             3,571           101
  Ryland Group                            1,475           103
  Saks*                                   2,806            53
  Scientific Games, Cl A*                 1,466            45
  SCP Pool                                1,292            56
  Sears Holdings*                         2,728           329
  Service International                   6,994            56
  ServiceMaster (B)                       9,382           117
  Sherwin-Williams                        3,537           161
  Sirius Satellite Radio (B)*            38,952           199
  Snap-On                                 1,491            58
  Sonic (B)*                              1,486            47
  Standard-Pacific (B)                    1,539            51
  Stanley Works (B)                       2,509           126
  Staples                                20,664           507
  Starbucks*                             21,706           788
  Starwood Hotels & Resorts
  Worldwide                               6,284           399
  Station Casinos                         1,419            97
  Target                                 24,885         1,354
  Tempur-Pedic International*               998            12
  Tiffany                                 4,325           161
  Timberland, Cl A*                       1,300            46
  Time Warner                           129,137         2,235
  TJX                                    14,054           344
  Toll Brothers (B)*                      3,351           108
  Tribune                                 7,066           216
  TRW Automotive Holdings*                  993            25
  Univision Communications, Cl A*         6,611           221
  Urban Outfitters*                       2,720            76
  VF                                      2,617           143
  Viacom, Cl B*                          19,869           794
  Walt Disney (B)*                       53,882         1,508
  Warner Music Group                        662            14
  Washington Post, Cl B                     128            96
  Weight Watchers International*            862            45
  Wendy's International                   3,413           198
  Westwood One                            1,983            22
  Whirlpool                               1,887           169
  Williams-Sonoma*                        3,462           140
  Wynn Resorts (B)*                       1,196            79
  XM Satellite Radio Holdings, Cl A*      6,337           140
  Yum! Brands                             8,424           402
                                                     ---------
                                                       42,715
                                                     ---------
CONSUMER STAPLES -- 8.4%
  Alberto-Culver                          1,887            86
  Albertson's                            10,836           276
  Altria Group                           58,068         4,175
  Anheuser-Busch (B)                     21,579           896
  Archer-Daniels-Midland                 18,179           577
  Avon Products                          13,706           395
  BJ's Wholesale Club*                    1,872            59
  Brown-Forman, Cl B                      1,775           125
  Campbell Soup                           6,878           214
  Church & Dwight (B)                     1,632            56

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Clorox                                  4,503      $    275
  Coca-Cola                              58,020         2,435
  Coca-Cola Enterprises                   9,015           177
  Colgate-Palmolive                      14,575           794
  ConAgra Foods (B)                      15,086           317
  Constellation Brands, Cl A (B)*         5,831           154
  Costco Wholesale                       13,281           681
  CVS                                    22,446           636
  Dean Foods*                             3,787           142
  Del Monte Foods                         5,258            57
  Energizer Holdings*                     1,741            95
  Estee Lauder, Cl A                      3,554           133
  General Mills                           8,496           418
  Hershey                                 4,998           256
  HJ Heinz                                9,537           361
  Hormel Foods (B)                        1,939            67
  JM Smucker                              1,155            46
  Kellogg                                 7,303           324
  Kimberly-Clark                         13,318           788
  Kraft Foods, Cl A (B)                   7,440           224
  Kroger (B)*                            21,173           424
  Loews - Carolina Group                  1,693            80
  McCormick (B)                           3,293           108
  Molson Coors Brewing, Cl B              1,131            71
  Pepsi Bottling Group                    3,382            99
  PepsiAmericas                           1,494            36
  PepsiCo                                46,937         2,774
  Pilgrim's Pride                           351             8
  Procter & Gamble                       89,677         5,374
  Reynolds American (B)                   2,505           266
  Rite Aid (B)*                          13,001            48
  Safeway                                13,120           319
  Sara Lee                               22,851           404
  Smithfield Foods*                       2,775            73
  Spectrum Brands*                          879            17
  Supervalu                               3,317           105
  Sysco                                  18,248           549
  TreeHouse Foods*                          780            18
  Tyson Foods, Cl A                       7,465           101
  UST                                     4,969           193
  Wal-Mart Stores                        70,579         3,202
  Walgreen                               28,525         1,280
  Whole Foods Market                      3,852           246
  WM Wrigley Jr.                          5,120           325
                                                     ---------
                                                       31,359
                                                     ---------
ENERGY -- 8.4%
  Amerada Hess                            2,104           291
  Anadarko Petroleum                      6,470           642
  Apache                                  9,159           613
  Arch Coal                               1,956           143
  Baker Hughes                            9,401           639
  BJ Services                             9,488           297
  Burlington Resources                   10,723           967
  Chesapeake Energy                       9,966           296
  Chevron                                63,502         3,587
  ConocoPhillips                         39,141         2,386
  Consol Energy                           2,722           174
  Cooper Cameron*                         3,322           135
  Denbury Resources*                      2,824            80
  Devon Energy                           12,513           734
  Diamond Offshore Drilling (B)           1,409           109
  Dresser-Rand Group*                       734            19
  El Paso (B)                            19,103           250
  ENSCO International                     4,523           202
  EOG Resources (B)                       6,645           448
  Exxon Mobil                           178,612        10,604
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Index Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  FMC Technologies*                       1,780      $     83
  Forest Oil*                             1,314            65
  Grant Prideco*                          3,427           139
  Halliburton (B)                        12,456           847
  Helmerich & Payne                       1,275            84
  Kerr-McGee                              3,105           303
  Kinder Morgan (B)                       2,797           259
  Marathon Oil                           10,088           712
  Massey Energy                           2,561            95
  Murphy Oil                              4,854           227
  National Oilwell Varco*                 4,692           286
  Newfield Exploration*                   3,799           147
  Noble Energy                            5,162           217
  Occidental Petroleum                   11,677         1,069
  Overseas Shipholding Group                727            37
  Patterson-UTI Energy                    5,132           141
  Peabody Energy (B)                      6,974           337
  Pioneer Natural Resources               3,544           149
  Plains Exploration & Production*        1,947            79
  Pogo Producing                          1,470            73
  Pride International*                    4,829           150
  Quicksilver Resources*                  1,401            51
  Range Resources                         3,039            73
  Rowan                                   3,286           132
  Smith International                     6,331           245
  Southwestern Energy*                    4,988           160
  Sunoco                                  3,756           278
  Tesoro                                  2,073           125
  Tidewater                               1,870            98
  Unit*                                   1,127            60
  Valero Energy                          16,636           895
  Western Gas Resources                   1,449            69
  Williams                               16,646           359
  XTO Energy                              9,911           415
                                                     ---------
                                                       31,075
                                                     ---------
FINANCIALS -- 21.2%
  A.G. Edwards                            1,857            83
  Affiliated Managers Group (B)*            833            82
  Aflac                                  13,956           646
  Allied Capital (B)                      4,064           119
  Allstate                               18,625         1,020
  AMB Property +                          2,144           115
  AMBAC Financial Group                   3,168           238
  American Capital Strategies             3,121           111
  American Express                       30,734         1,656
  American Financial Group                1,143            47
  American Financial Realty Trust +       3,131            37
  American International Group           64,376         4,272
  American National Insurance               222            25
  AmeriCredit (B)*                        3,572           105
  Ameriprise Financial                    6,400           291
  AmerUs Group                              965            58
  AmSouth Bancorp (B)                    10,355           287
  Annaly Mortgage Management + (B)        3,111            37
  AON                                     9,250           366
  Apartment Investment &
  Management, Cl A + (B)                  2,984           132
  Archstone-Smith Trust +                 5,840           277
  Arden Realty +                          1,731            79
  Arthur J Gallagher                      2,104            62
  Associated Banc-Corp                    4,184           144
  Assurant                                2,793           127
  Astoria Financial                       2,214            64
  AvalonBay Communities + (B)             2,189           226
  Bank of America                       130,723         5,994
  Bank of Hawaii                          1,182            63

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Bank of New York                       21,552      $    738
  BB&T                                   15,006           593
  Bear Stearns                            3,274           440
  BlackRock, Cl A                           485            69
  BOK Financial                             475            22
  Boston Properties + (B)                 3,284           278
  BRE Properties, Cl A +                  1,320            72
  Brown & Brown (B)                       2,824            88
  Camden Property Trust +                 1,047            69
  Capital One Financial (B)               8,351           732
  CapitalSource +                         1,982            49
  Capitol Federal Financial                 527            17
  CarrAmerica Realty +                    1,365            57
  CB Richard Ellis Group, Cl A*           1,239            85
  CBL & Associates Properties +           1,206            51
  Centerpoint Properties Trust +          1,096            55
  Charles Schwab                         28,885           468
  Chicago Mercantile Exchange
  Holdings                                1,005           428
  Chubb                                   5,609           537
  Cincinnati Financial                    5,186           230
  CIT Group                               5,524           297
  Citigroup                             145,745         6,758
  City National                             938            71
  CNA Financial*                            700            22
  Colonial BancGroup                      3,954            99
  Comerica                                4,953           284
  Commerce Bancorp                        4,854           161
  Commerce Bancshares                     1,514            78
  Commerce Group                            641            35
  Compass Bancshares                      3,737           188
  Conseco*                                3,877            96
  Countrywide Financial                  16,275           561
  Crescent Real Estate Equities +         2,004            42
  Cullen/Frost Bankers                    1,668            92
  Developers Diversified Realty +         3,353           168
  Downey Financial                          502            32
  Duke Realty +                           4,309           151
  E*Trade Financial*                     12,038           308
  East West Bancorp                       1,288            49
  Eaton Vance                             3,210            90
  Equity Office Properties Trust +       10,894           343
  Equity Residential +                    7,787           353
  Erie Indemnity, Cl A                    1,119            59
  Essex Property Trust +                    569            57
  Fannie Mae                             27,133         1,484
  Federal Realty Investment Trust + (B)   1,696           118
  Federated Investors, Cl B               2,158            84
  Fidelity National Financial             4,872           184
  Fidelity National Title Group, Cl A*      695            17
  Fifth Third Bancorp                    12,982           502
  First American                          1,984            84
  First Horizon National                  3,829           150
  First Marblehead (B)                      599            22
  FirstMerit                              2,232            55
  Forest City Enterprises, Cl A           1,642            67
  Franklin Resources                      4,503           462
  Freddie Mac                            19,307         1,301
  Friedman Billings Ramsey Group,
     Cl A + (B)                           3,635            36
  Fulton Financial                        3,996            70
  General Growth Properties + (B)         5,240           264
  Genworth Financial, Cl A                6,692           213
  Global Signal +                           308            14
  Golden West Financial                   6,981           496
  Goldman Sachs Group                    10,975         1,551
  Hanover Insurance Group                 1,193            58
  Hartford Financial Services Group       8,210           676
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Index Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  HCC Insurance Holdings                  2,641      $     85
  Health Care +                           1,383            50
  Health Care Property Investors + (B)    4,174           115
  Healthcare Realty Trust +               1,173            44
  Hospitality Properties Trust +          1,766            79
  Host Marriott + (B)                    10,553           205
  HRPT Properties Trust +                 5,102            55
  Hudson City Bancorp                    17,728           229
  Huntington Bancshares                   6,989           168
  Independence Community Bank             2,152            88
  IndyMac Bancorp (B)                     1,599            62
  International Bancshares                1,186            34
  Investors Financial Services            1,755            79
  iStar Financial +                       3,395           129
  Janus Capital Group (B)                 6,865           151
  Jefferies Group                         1,357            77
  Jefferson-Pilot                         4,044           244
  JPMorgan Chase                         98,622         4,057
  Keycorp                                11,295           421
  Kimco Realty +                          5,913           212
  KKR Financial +                           977            22
  Legg Mason (B)                          3,481           455
  Lehman Brothers Holdings                7,747         1,131
  Leucadia National                       2,460           133
  Liberty Property Trust +                2,106            94
  Lincoln National                        4,658           264
  Loews                                   4,306           397
  M&T Bank                                2,283           257
  Macerich +                              1,868           135
  Mack-Cali Realty +                      1,598            72
  Markel*                                   250            82
  Marsh & McLennan                       14,965           463
  Marshall & Ilsley                       6,760           297
  MBIA (B)                                3,959           233
  Mellon Financial                       12,263           443
  Mercantile Bankshares                   3,648           139
  Mercury General                           696            39
  Merrill Lynch                          26,549         2,050
  Metlife (B)                            11,538           578
  MGIC Investment                         2,815           179
  Mills + (B)                             1,429            57
  Moody's                                 6,927           464
  Morgan Stanley                         30,778         1,836
  National City                          15,876           553
  Nationwide Financial Services, Cl A     1,461            63
  Nelnet, Cl A*                             363            15
  New Century Financial +                 1,221            47
  New Plan Excel Realty Trust +           2,695            68
  New York Community Bancorp (B)          6,472           109
  North Fork Bancorporation              13,932           356
  Northern Trust                          5,805           306
  Nuveen Investments, Cl A                1,148            55
  Old Republic International              6,890           147
  Pan Pacific Retail Properties +         1,026            71
  Peoples Bank                            1,589            49
  Philadelphia Consolidated Holding*        416            45
  Plum Creek Timber + (B)                 5,421           201
  PMI Group                               2,843           123
  PNC Financial Services Group            7,786           548
  Popular                                 8,230           168
  Principal Financial Group               8,518           415
  Progressive                             5,695           612
  Prologis +                              6,588           346
  Protective Life                         1,809            88
  Prudential Financial                   14,463         1,114
  Public Storage + (B)                    2,524           197
  Radian Group                            2,198           125
  Raymond James Financial                 2,014            87

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Rayonier +                              2,303      $     99
  Realty Income +                         1,968            45
  Reckson Associates Realty +             2,092            86
  Regency Centers +                       2,108           136
  Regions Financial                      13,428           467
  Reinsurance Group of America              799            37
  Safeco                                  3,735           192
  SEI Investments                         1,421            59
  Shurgard Storage Centers, Cl A +        1,052            68
  Simon Property Group +                  4,652           386
  Sky Financial Group                     2,165            57
  SL Green Realty +                       1,051            91
  SLM                                    11,614           655
  South Financial Group                   1,800            47
  Sovereign Bancorp                      10,818           225
  St. Joe (B)                             2,261           136
  St. Paul Travelers (B)                 18,744           806
  Stancorp Financial Group                1,442            78
  State Street                            9,204           575
  Student Loan                              102            22
  SunTrust Banks                          9,946           720
  Synovus Financial                       9,172           260
  T Rowe Price Group                      3,840           295
  TCF Financial (B)                       4,201           107
  TD Ameritrade Holding                  10,445           227
  TD Banknorth                            3,128            96
  Thornburg Mortgage + (B)                2,541            66
  Torchmark (B)                           3,150           172
  Transatlantic Holdings                    655            40
  Trizec Properties +                     2,349            57
  UnionBanCal                             1,697           117
  United Dominion Realty Trust +          4,219           113
  Unitrin                                 1,260            61
  UnumProvident                           8,905           184
  US Bancorp                             51,443         1,590
  Valley National Bancorp                 2,729            66
  Ventas +                                2,344            73
  Vornado Realty Trust +                  3,510           312
  Wachovia                               43,896         2,461
  Washington Federal                      2,263            54
  Washington Mutual                      27,727         1,184
  Webster Financial (B)                   1,346            64
  Weingarten Realty Investors +           2,067            81
  Wells Fargo                            47,243         3,033
  Wesco Financial                            41            16
  Westcorp                                  571            41
  WFS Financial*                            207            17
  Whitney Holding                         1,557            53
  Wilmington Trust                        1,692            72
  WR Berkley                              3,276           190
  Zions Bancorporation                    2,702           223
                                                     ---------
                                                       78,767
                                                     ---------
HEALTH CARE -- 13.1%
  Abbott Laboratories                    43,576         1,925
  Advanced Medical Optics*                1,627            72
  Aetna                                  16,134           823
  Affymetrix*                             1,515            54
  Allergan                                3,767           408
  American Pharmaceutical Partners*         564            17
  AMERIGROUP*                             1,267            27
  AmerisourceBergen                       6,062           279
  Amgen*                                 34,467         2,602
  Applera - Applied Biosystems Group      5,894           167
  Barr Pharmaceuticals*                   3,082           207
  Bausch & Lomb                           1,630           113
  Baxter International                   17,275           654
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Index Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Beckman Coulter                         1,512      $     82
  Becton Dickinson                        6,944           443
  Biogen Idec*                            9,414           445
  Biomet*                                 7,390           269
  Boston Scientific (B)*                 19,052           465
  Bristol-Myers Squibb                   54,813         1,266
  C.R. Bard                               3,085           202
  Cardinal Health                        11,929           866
  Caremark Rx*                           12,620           628
  Celgene (B)*                            9,792           372
  Cephalon (B)*                           1,448           115
  Cerner (B)*                             1,474            61
  Charles River Laboratories
  International*                          2,243           108
  Chiron (B)*                             3,317           152
  Cigna                                   3,485           428
  Community Health Systems*               2,962           112
  Cooper (B)                              1,104            58
  Covance*                                1,936           109
  Coventry Health Care*                   4,762           284
  Cytyc*                                  2,903            84
  Dade Behring Holdings                   2,242            82
  DaVita*                                 3,009           176
  Dentsply International                  2,449           140
  Edwards Lifesciences (B)*               1,507            62
  Eli Lilly                              27,561         1,533
  Emdeon*                                12,357           130
  Endo Pharmaceuticals Holdings*          1,297            41
  Express Scripts*                        3,461           302
  Fisher Scientific International (B)*    3,201           218
  Forest Laboratories*                    9,273           426
  Gen-Probe*                              1,327            66
  Genentech*                             12,985         1,113
  Genzyme*                                7,253           503
  Gilead Sciences*                       12,575           783
  Guidant                                 8,979           689
  HCA                                    12,221           585
  Health Management Associates, Cl A      7,422           158
  Health Net*                             3,402           163
  Henry Schein (B)*                       2,684           125
  Hillenbrand Industries                  1,424            72
  Hospira*                                4,681           186
  Humana*                                 4,775           247
  Idexx Laboratories*                       726            57
  ImClone Systems*                        1,728            66
  IMS Health                              6,761           163
  Inamed*                                   815            72
  Invitrogen (B)*                         1,190            84
  Johnson & Johnson                      83,509         4,814
  Kinetic Concepts*                       1,213            45
  King Pharmaceuticals*                   7,426           121
  Kos Pharmaceuticals*                      304            13
  Laboratory of America Holdings (B)*     4,011           233
  LifePoint Hospitals*                    1,376            43
  Lincare Holdings*                       2,227            91
  Manor Care                              1,794            74
  McKesson                                8,666           469
  Medco Health Solutions*                 8,710           485
  Medimmune*                              7,294           266
  Medtronic                              34,085         1,839
  Merck                                  62,040         2,163
  Millennium Pharmaceuticals*             7,816            82
  Millipore*                              1,286            89
  Mylan Laboratories                      6,619           152
  Omnicare (B)                            3,131           191
  OSI Pharmaceuticals (B)*                1,283            42
  Patterson (B)*                          4,183           151
  PDL Biopharma (B)*                      3,631           114

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  PerkinElmer                             3,334      $     79
  Pfizer                                208,755         5,467
  Pharmaceutical Product Development      1,492           104
  Quest Diagnostics                       4,744           251
  Renal Care Group*                       1,548            74
  Resmed*                                 1,655            67
  Respironics*                            1,840            67
  Schering-Plough (B)                    40,909           757
  Sepracor (B)*                           3,161           181
  Sierra Health Services*                 1,134            47
  St. Jude Medical*                      10,446           476
  Stryker                                 8,504           393
  Techne*                                   941            56
  Tenet Healthcare*                      11,494            91
  Thermo Electron*                        4,923           170
  Triad Hospitals*                        2,763           119
  UnitedHealth Group                     37,929         2,209
  Universal Health Services, Cl B         1,088            55
  Valeant Pharmaceuticals
  International                           2,268            40
  Varian Medical Systems (B)*             3,930           227
  VCA Antech*                             2,039            57
  Waters*                                 3,372           144
  Watson Pharmaceuticals (B)*             2,518            76
  WellPoint*                             17,531         1,346
  Wyeth                                  37,640         1,875
  Zimmer Holdings (B)*                    7,125           493
                                                     ---------
                                                       48,537
                                                     ---------
INDUSTRIALS -- 10.3%
  3M                                     21,646         1,593
  ACCO Brands*                              875            21
  Adesa                                   2,372            59
  Alexander & Baldwin                     1,082            53
  Alleghany*                                128            37
  Alliant Techsystems (B)*                  836            64
  Allied Waste Industries (B)*            4,633            50
  American Power Conversion               4,051            83
  American Standard                       5,572           221
  Ametek                                  1,765            76
  AMR (B)*                                4,786           120
  Aramark, Cl B                           1,588            45
  Avery Dennison                          3,310           199
  Boeing                                 23,191         1,686
  Brink's                                 1,270            62
  Burlington Northern Santa Fe           10,498           826
  Carlisle                                  833            65
  Caterpillar                            19,188         1,402
  Cendant                                30,343           504
  CH Robinson Worldwide (B)               5,086           228
  ChoicePoint*                            2,297           102
  Cintas*                                 4,157           171
  CNF                                     1,323            66
  Copart*                                 1,813            47
  CSX                                     5,866           325
  Cummins                                 1,178           128
  Danaher                                 6,851           415
  Deere                                   6,809           519
  Deluxe                                    972            24
  Donaldson                               1,972            68
  Dover                                   5,457           262
  Dun & Bradstreet*                       2,056           150
  Eaton                                   4,426           308
  Emerson Electric                       11,560           946
  Equifax                                 3,956           145
  Expeditors International
  Washington                              3,174           247
  Fastenal                                3,762           165
  FedEx                                   8,444           906
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Index Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Fluor (B)                               2,604      $    225
  General Dynamics                        5,736           707
  General Electric                      297,623         9,783
  Goodrich                                3,692           154
  Graco                                   1,824            76
  Harsco                                  1,235            98
  Herman Miller                           1,893            57
  HNI                                     1,322            77
  Honeywell International                23,790           974
  Hubbell, Cl B                           1,592            74
  IDEX                                    1,262            60
  Illinois Tool Works                     7,040           604
  ITT Industries                          5,102           268
  Jacobs Engineering Group*               1,451           124
  JB Hunt Transport Services (B)          2,972            70
  JetBlue Airways (B)*                    3,594            41
  Joy Global                              3,533           182
  L-3 Communications Holdings             3,477           289
  Laidlaw International                   2,505            69
  Landstar System*                        1,465            68
  Lockheed Martin                        10,229           745
  Manpower                                2,684           144
  Masco (B)                              12,609           393
  Monster Worldwide (B)*                  2,618           128
  MSC Industrial Direct, Cl A             1,120            53
  Navistar International*                 1,607            47
  Norfolk Southern                       11,233           575
  Northrop Grumman                        9,978           640
  Oshkosh Truck                           2,159           122
  Paccar                                  5,087           355
  Pall                                    3,145            92
  Parker Hannifin                         3,503           274
  Pentair                                 2,461            99
  Pitney Bowes                            6,785           290
  Precision Castparts                     3,946           209
  Raytheon                               12,668           550
  Republic Services                       4,149           161
  Robert Half International               5,076           182
  Rockwell Automation                     5,204           355
  Rockwell Collins                        5,262           280
  Roper Industries                        2,200            99
  RR Donnelley & Sons                     6,277           211
  Ryder System                            2,006            89
  Southwest Airlines                     22,820           383
  SPX                                     1,811            89
  Steelcase, Cl A                         1,475            25
  Stericycle*                             1,113            67
  Swift Transportation*                     996            24
  Teleflex                                  940            61
  Terex*                                  1,224            97
  Textron                                 3,461           305
  Thomas & Betts*                         1,467            72
  Timken                                  1,960            56
  Toro                                    1,060            49
  Union Pacific                           7,308           647
  United Parcel Service, Cl B            17,141         1,281
  United Technologies                    28,766         1,683
  USG (B)*                                  899            76
  Waste Management                       15,694           522
  West*                                     498            22
  WW Grainger                             2,281           169
  YRC Worldwide*                          1,308            63
                                                     ---------
                                                       38,172
                                                     ---------
INFORMATION TECHNOLOGY -- 15.1%
  Activision (B)*                         5,778            72
  ADC Telecommunications*                 2,967            75

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Adobe Systems*                         16,702      $    645
  Advanced Micro Devices*                12,834           496
  Affiliated Computer Services, Cl A*     3,547           223
  Agere Systems*                          4,614            62
  Agilent Technologies*                  12,064           434
  Akamai Technologies (B)*                4,118           109
  Alliance Data Systems*                  2,112            91
  Altera (B)*                            11,073           222
  Amphenol, Cl A                          2,246           113
  Analog Devices                         10,712           409
  Andrew (B)*                             4,379            59
  Apple Computer*                        23,123         1,585
  Applied Materials                      46,355           850
  Arrow Electronics*                      2,989           104
  Autodesk                                6,737           254
  Automatic Data Processing              16,192           748
  Avaya (B)*                             14,315           159
  Avid Technology*                          872            41
  Avnet*                                  4,410           111
  AVX                                     1,424            24
  BEA Systems*                           11,707           134
  BISYS Group*                            2,967            42
  BMC Software*                           6,889           151
  Broadcom, Cl A*                        11,568           522
  CA                                     13,538           368
  CACI International, Cl A*                 738            44
  Cadence Design Systems (B)*             8,363           148
  CDW (B)                                 1,922           109
  Ceridian*                               3,775            98
  Checkfree (B)*                          2,572           127
  Cisco Systems*                        181,227         3,668
  Citrix Systems*                         5,187           168
  Cognizant Technology Solutions,
     Cl A*                                4,044           233
  Computer Sciences*                      5,164           281
  Compuware*                             12,451           102
  Comverse Technology (B)*                6,014           173
  Convergys*                              3,669            64
  Corning*                               42,458         1,036
  Cree (B)*                               1,922            58
  Dell*                                  69,243         2,008
  Diebold                                 1,629            65
  Dolby Laboratories, Cl A*                 843            17
  DST Systems (B)*                        1,695            95
  Electronic Arts*                        8,865           461
  Electronic Data Systems                14,142           378
  EMC*                                   66,764           936
  F5 Networks*                              919            62
  Fair Isaac                              1,526            65
  Fidelity National Information
  Services                                5,056           200
  First Data                             21,728           981
  Fiserv*                                 5,669           235
  Flir Systems (B)*                       1,354            35
  Freescale Semiconductor, Cl B*         11,802           319
  Global Payments                         1,634            85
  Google, Cl A*                           4,608         1,671
  Harris                                  3,989           182
  Hewitt Associates, Cl A*                1,063            29
  Hewlett-Packard                        80,701         2,648
  Hyperion Solutions*                     1,474            49
  Ingram Micro, Cl A*                     3,223            64
  Intel                                 173,058         3,565
  International Business Machines        45,198         3,627
  International Rectifier*                1,755            65
  Intersil, Cl A                          3,861           109
  Intuit*                                 4,343           211
  Iron Mountain (B)*                      3,309           145
  Jabil Circuit*                          4,874           185
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Index Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  JDS Uniphase*                          49,120      $    149
  Juniper Networks (B)*                  15,825           291
  Kla-Tencor (B)                          5,809           303
  Lam Research (B)*                       4,191           181
  Lexmark International, Cl A*            3,186           150
  Linear Technology                       8,957           330
  Live Nation*                            1,979            35
  LSI Logic*                             11,782           115
  Lucent Technologies (B)*              129,056           361
  Maxim Integrated Products               9,524           372
  McAfee*                                 3,973            92
  MEMC Electronic Materials (B)*          3,438           115
  Mettler Toledo International*           1,136            69
  Microchip Technology                    6,222           219
  Micron Technology (B)*                 17,216           267
  Microsoft                             259,899         6,991
  Molex (B)                               3,570           114
  Motorola                               68,934         1,475
  National Instruments                    1,436            47
  National Semiconductor                 10,256           288
  NAVTEQ*                                 2,269           105
  NCR*                                    5,589           224
  Network Appliance (B)*                  9,955           330
  Novell*                                11,626           111
  Novellus Systems (B)*                   3,077            82
  Nvidia*                                 5,052           238
  Oracle*                               109,967         1,366
  Paychex                                 9,607           385
  QLogic*                                 2,090            86
  Qualcomm                               45,950         2,169
  Red Hat*                                4,427           119
  Reynolds & Reynolds, Cl A               1,637            45
  Sabre Holdings, Cl A                    4,051            98
  Salesforce.com*                         1,638            57
  SanDisk (B)*                            5,043           304
  Sanmina-SCI*                           11,865            46
  Solectron*                             22,315            81
  SRA International, Cl A*                  679            23
  Sun Microsystems*                      99,077           413
  Sybase (B)*                             1,992            43
  Symantec*                              30,648           518
  Symbol Technologies                     6,324            74
  Synopsys*                               3,282            72
  Take-Two Interactive Software*          1,733            27
  Tech Data*                              1,550            64
  Tektronix                               1,979            61
  Tellabs*                               11,889           175
  Teradyne*                               4,463            75
  Texas Instruments                      46,708         1,394
  Total System Services                     969            19
  Trimble Navigation*                     1,307            53
  Unisys*                                 8,532            57
  VeriSign*                               7,885           187
  Vishay Intertechnology*                 4,350            63
  Western Digital*                        6,330           141
  Xerox (B)*                             27,851           415
  Xilinx                                 10,257           280
  Yahoo! (B)*                            33,981         1,089
  Zebra Technologies, Cl A*               1,825            81
                                                     ---------
                                                       56,038
                                                     ---------
MATERIALS -- 3.0%
  Air Products & Chemicals                6,394           410
  Airgas                                  1,515            55
  Albemarle                                 872            37
  Alcoa                                  24,302           713
  Allegheny Technologies                  2,397           121

----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Aptargroup                                869      $     46
  Ashland                                 1,576           103
  Ball                                    2,675           114
  Bemis                                   2,774            83
  Cabot                                   1,673            62
  Celanese, Ser A                         1,483            32
  Chemtura                                5,354            59
  Crown Holdings*                         4,151            76
  Cytec Industries                          981            52
  Dow Chemical                           26,970         1,161
  E.I. Du Pont de Nemours                25,692         1,034
  Eastman Chemical (B)                    2,442           120
  Ecolab                                  5,491           199
  Engelhard                               3,154           125
  Florida Rock Industries                 1,170            67
  FMC*                                      930            57
  Freeport-McMoRan Copper & Gold,
     Cl B (B)                             5,289           268
  Huntsman*                               1,729            35
  International Flavors & Fragrances      2,391            83
  International Paper                    13,755           451
  Lafarge North America                     856            71
  Louisiana-Pacific                       2,846            81
  Lubrizol                                1,534            66
  Lyondell Chemical                       6,009           126
  Martin Marietta Materials               1,463           143
  MeadWestvaco                            5,558           155
  Monsanto                                7,525           631
  Mosaic*                                 3,178            51
  Nalco Holding*                          2,017            35
  Newmont Mining                         11,433           605
  Nucor (B)                               4,645           400
  Owens-Illinois*                         3,491            65
  Packaging of America                    1,499            34
  Pactiv*                                 4,583           105
  Phelps Dodge                            2,779           384
  PPG Industries                          5,023           305
  Praxair                                 9,325           503
  Rohm & Haas                             4,753           236
  RPM International                       2,969            54
  Scotts Miracle-Gro, Cl A                1,100            53
  Sealed Air (B)*                         2,534           144
  Sigma-Aldrich                           1,774           114
  Smurfit-Stone Container (B)*            7,845           103
  Sonoco Products                         2,246            73
  Southern Copper                           608            48
  Temple-Inland                           3,375           144
  United States Steel                     2,983           163
  Valhi                                     122             2
  Valspar                                 2,664            70
  Vulcan Materials                        3,011           238
  Weyerhaeuser                            7,026           480
                                                     ---------
                                                       11,245
                                                     ---------
TELECOMMUNICATION SERVICES -- 3.1%
  Alltel                                 10,395           656
  American Tower, Cl A*                  11,622           370
  AT&T                                  110,080         3,037
  BellSouth                              51,395         1,623
  CenturyTel                              3,201           115
  Citizens Communications (B)            10,355           138
  Crown Castle International*             6,573           206
  Nextel Partners, Cl A*                  4,701           132
  NII Holdings*                           3,720           191
  PanAmSat Holding*                       1,156            29
  Qwest Communications
  International*                         44,596           282
  Sprint Nextel                          78,344         1,883
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Index Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Telephone & Data Systems                3,302      $    123
  Telewest Global*                        7,375           176
  US Cellular*                              431            24
  Verizon Communications                 82,015         2,764
                                                     ---------
                                                       11,749
                                                     ---------
UTILITIES -- 3.6%
  AES*                                   19,124           331
  AGL Resources                           1,747            63
  Allegheny Energy*                       4,166           149
  Alliant Energy                          2,976            99
  Ameren                                  5,690           288
  American Electric Power                11,150           407
  Aqua America                            3,977           114
  Atmos Energy                            1,991            53
  Centerpoint Energy (B)                  9,415           122
  Cinergy                                 5,834           257
  CMS Energy (B)*                         5,542            78
  Consolidated Edison (B)                 7,116           326
  Constellation Energy Group              4,958           291
  Dominion Resources                      9,356           703
  DPL                                     3,246            87
  DTE Energy (B)                          5,164           224
  Duke Energy (B)                        25,718           730
  Dynegy, Cl A*                           7,511            41
  Edison International                    9,479           421
  Energen                                 1,837            66
  Energy East (B)                         3,567            89
  Entergy                                 5,898           428
  Equitable Resources                     3,766           137
  Exelon                                 18,629         1,064
  FirstEnergy                             9,281           474
  FPL Group                              11,373           477
  Great Plains Energy                     1,671            47
  Hawaiian Electric Industries            2,146            57
  KeySpan                                 5,253           214
  MDU Resources Group                     3,614           127
  National Fuel Gas                       2,089            68
  NiSource                                8,121           167
  Northeast Utilities                     3,407            67
  NRG Energy*                             4,000           173
  NSTAR (B)                               2,428            71
  OGE Energy                              2,268            65
  Oneok                                   3,529           108
  Pepco Holdings                          5,744           137
  PG&E (B)                                9,918           377
  Piedmont Natural Gas                    1,883            47
  Pinnacle West Capital                   2,392            98
  PNM Resources                           1,587            39
  PPL                                    11,126           354
  Progress Energy (B)                     7,261           322
  Public Service Enterprise Group         6,526           453
  Puget Energy                            2,661            57
  Questar                                 2,573           188
  Reliant Energy*                         6,959            71
  SCANA                                   3,420           139
  Sempra Energy                           6,923           331
  Southern (B)                           20,703           705
  Southern Union*                         2,268            56
  TECO Energy                             5,000            85
  TXU                                    13,238           694
  UGI                                     2,350            53
  Vectren*                                1,991            52
  Westar Energy                           2,292            49
  Wisconsin Energy                        3,549           145
  WPS Resources                           1,002            53

----------------------------------------------------------------
                             Shares/Face Amount   Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  Xcel Energy (B)                        11,881      $    221
                                                     ---------
                                                       13,409
                                                     ---------
Total Common Stock
  (Cost $280,381) ($ Thousands)                       363,066
                                                     ---------
CORPORATE OBLIGATIONS (C) (G) -- 4.6%

FINANCIALS -- 4.6%
  Allstate Life Global Funding II
    MTN (E) (F)
    4.590%, 03/15/07                     $  226           226
  American General Finance (E) (F)
    4.570%, 03/15/07                        711           711
  American General Finance MTN,
    Ser F
    3.939%, 07/14/06                        49            50
  Bear Stearns, Ser EXL
    4.580%, 03/15/07                        873           873
  CIT Group MTN (E)
    4.750%, 05/12/06                      1,227         1,227
    4.617%, 04/19/06                        123           123
  Caterpillar Financial Services
    MTN, Ser F (E)
    4.680%, 07/10/06                        245           245
  Countrywide Financial MTN,
    Ser A (E)
    4.770%, 11/03/06                        515           515
    4.550%, 09/13/06                        908           908
  Dekabank (E) (F)
    4.614%, 02/16/07                        908           908
  Irish Life & Permanent MTN,
    Ser X (E) (F)
    4.598%, 03/21/07                        653           652
  Islandsbanki (E) (F)
    4.620%, 03/07/07                        736           736
    4.620%, 03/22/07                        417           417
  Jackson National Life Funding
    (E) (F)
    4.570%, 02/01/07                      1,080         1,080
  Kaupthing Bank MTN (E) (F)
    4.630%, 03/20/07                      1,227         1,227
  Landsbanki Islands (E) (F)
    4.650%, 01/16/07                        932           932
  Liberty Lighthouse US Capital
    MTN (E) (F)
    4.597%, 05/10/06                        491           490
  Morgan Stanley EXL (E)
    4.630%, 03/02/07                        172           172
  Morgan Stanley EXL, Ser S (E)
    4.595%, 03/02/07                        245           245
  Natexis Banques (E) (F)
    4.565%, 03/15/07                        478           478
  Nationwide Building Society (E) (F)
    4.577%, 09/28/06                        270           270
    4.570%, 02/07/07                        491           491
  Nordbank (E) (F)
    4.582%, 03/23/07                        834           834
  Northern Rock (E) (F)
    4.611%, 03/02/07                        505           505
  Pacific Life Global Funding (E) (F)
    4.590%, 03/13/07                        368           368


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Index Fund
February 28, 2006


----------------------------------------------------------------
                          Face Amount             Value
Description              ($ Thousands)/Shares     ($ Thousands)
----------------------------------------------------------------
  Premium Asset Trust,
    Ser 2004-06 (E) (F)
    4.639%, 06/30/06                     $  466      $    466
  Premium Asset Trust,
    Ser 2004-10 (E) (F)
    4.580%, 03/15/07                        687           687
  SLM EXL, Ser S (E) (F)
    4.570%, 03/15/07                        540           540
  Sigma Finance MTN (F)
    4.680%, 11/09/06                        265           265
  Skandinav Enskilda Bank (E) (F)
    4.566%, 03/19/07                        540           540
                                                     ---------
Total Corporate Obligations
  (Cost $17,181) ($ Thousands)                         17,181
                                                     ---------
CASH EQUIVALENT  -- 1.9%
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A,
    4.39%**++                         6,872,266         6,872
                                                     ---------
Total Cash Equivalent
  (Cost $6,872) ($ Thousands)                           6,872
                                                     ---------
ASSET-BACKED SECURITIES (C) (E) (F) (G) -- 0.9%

MORTGAGE RELATED SECURITIES -- 0.9%
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    4.740%, 11/10/06                        245           245
  Commodore, Ser 2003-2A,
    Cl A1MM
    4.560%, 12/12/38                        226           226
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    4.620%, 10/10/06                        368           368
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    4.631%, 06/25/06                        491           491
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    4.920%, 05/18/06                        376           376
  Park Place Securities NIM
    Trust, Ser MM1, Cl AM4
    4.621%, 05/25/06                        378           378
  RMAC, Ser 2004-NS3A, Cl A1
    4.570%, 09/12/06                        120           120
  Saturn Ventures II
    4.630%, 08/07/06                        458           458
  TIAA Real Estate, Ser 2003 1A,
    Cl A1
    4.635%, 09/28/06                        317           317
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    4.511%, 06/15/06                        123           123
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    4.511%, 09/15/06                        73            73
  Witherspoon CDO
    4.596%, 03/15/06                        147           147
                                                     ---------
Total Asset-Backed Securities
  (Cost $3,322) ($ Thousands)                           3,322
                                                     ---------
COMMERCIAL PAPER (C) (D) -- 0.5%
  Broadhollow Funding
    4.574%, 03/07/06                        368           367

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Carmel Mounting Funding
    4.575%, 03/10/06                     $  196      $    196
  Elysian Funding LLC
    4.725%, 04/10/06                        245           244
    4.666%, 03/27/06                        368           367
    4.628%, 03/15/06                        200           199
    4.620%, 03/01/06                        196           196
  Thornburg Mortgage Capital
    Resource
    4.595%, 03/27/06                        491           489
                                                     ---------
Total Commercial Paper
  (Cost $2,058) ($ Thousands)                           2,058
                                                     ---------
MASTER NOTES (C) (D) (H) -- 0.5%
  Bank of America
    4.633%, 03/01/06                      1,227         1,227
  Bear Stearns
    4.683%, 03/01/06                        589           589
                                                     ---------
Total Master Notes
  (Cost $1,816) ($ Thousands)                           1,816
                                                     ---------
U.S. TREASURY OBLIGATION -- 0.2%
U.S. Treasury Bills (A)
    3.908%, 03/23/06                        755           753
                                                     ---------
Total U.S. Treasury Obligation
  (Cost $753) ($ Thousands)                               753
                                                     ---------
REPURCHASE AGREEMENTS (C) (I) -- 1.6%
Barclays Capital
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06, repurchase
  price $573,457 (collateralized by a
  U.S. Government Obligation, par
  value $598,257, 0.000%, 08/15/06;
  with total market value $584,856)         573           573
Deutsche Bank
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06, repurchase
  price $2,208,324 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $12,169-$981,344,
  0.000%-5.600%, 05/30/06-10/29/19;
  with total market value $2,252,210)     2,208         2,208
Lehman Brothers
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06, repurchase
  price $2,978,757 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $10,034-$1,231,342,
  0.000%-8.875%, 04/25/07-03/23/28;
  with total market value $3,037,968)     2,978         2,978
                                                     ---------
Total Repurchase Agreements
  (Cost $5,759) ($ Thousands)                           5,759
                                                     ---------
Total Investments -- 107.9%
  (Cost $318,142) ($ Thousands)++                    $400,827
                                                     =========


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Index Fund
February 28, 2006


Futures -- A summary of the open futures contracts held by the Fund at February 28, 2006, is as follows:

-----------------------------------------------------------------------------------------------------------------------
                                           Number of              Contract                             Unrealized
                                           Contracts               Value           Expiration         Appreciation
Type of Contract                          Long (Short)         ($ Thousands)          Date           ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index E-MINI                              124             $7,951             March 2006             $83
                                                                                                            ===




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

----------------------------------------------------------------


----------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Index Fund
February 28, 2006


----------------------------------------------------------------


----------------------------------------------------------------
 Percentages are based on Net Assets of $371,376 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of February 28, 2006.

+ Real Estate Investment Trusts.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at February 28, 2006. The total value of securities on loan at February 28, 2006 was $29,095 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2006 was $30,136 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2006.

(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(G) The date reported on the Schedule of Investments is the date in effect as of February 28, 2006.

(H) The date shown is the earlier of the reset date or the demand date.

(I) Tri-Party Repurchase Agreements.

CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

++ At February 28, 2006, the tax basis cost of the Fund's investments was $318,142 ($ Thousands), and the unrealized appreciation and depreciation were $91,404 ($ Thousands) and $(8,719) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 96.9%

CONSUMER DISCRETIONARY -- 15.2%
  1-800 Contacts (B)*                    52,700    $      712
  1-800-FLOWERS.COM, Cl A*               42,400           271
  Accuride (B)*                          42,800           485
  Advo (B)                              122,245         3,930
  Aftermarket Technology (B)*            96,042         2,084
  Alderwoods Group*                      46,800           799
  Alliance Gaming (B)*                  167,160         2,474
  Ambassadors Group                      12,100           293
  American Axle & Manufacturing
  Holdings (B)                          105,950         1,719
  American Greetings, Cl A (B)          112,020         2,350
  Ameristar Casinos                      32,308           714
  Applebee's International               35,610           824
  Arbitron (B)                           10,800           423
  Arctic Cat                            118,400         2,842
  ArvinMeritor (B)                      229,600         3,844
  Bandag (B)                             22,900           979
  Belo, Cl A                             45,520           967
  BJ's Restaurants*                       2,300            58
  BJ's Restaurants (H)*                  91,300         2,318
  Blount International*                 137,890         2,253
  Blue Nile (B)*                         28,900           964
  Bluegreen*                             26,600           422
  Bob Evans Farms                        24,455           713
  Brinker International                  21,930           913
  Brown Shoe                             59,100         2,819
  Building Material Holding (B)          29,200         1,965
  Carmike Cinemas (B)                    24,750           590
  Carter's (B)*                          54,400         3,481
  Catalina Marketing                     31,800           705
  Cato, Cl A                            163,100         3,404
  CBRL Group                             24,900         1,106
  Champion Enterprises (B)*             199,210         3,092
  Charming Shoppes (B)*                 150,100         2,010
  Cheesecake Factory (B)*                69,700         2,520
  Childrens Place Retail Stores*         19,800           924
  Claire's Stores                        27,800           891
  Coach*                                159,300         5,690
  Cooper Tire & Rubber (B)               69,500         1,036
  Copart*                                36,400           941
  Corinthian Colleges (B)*              335,900         4,353
  Cosi*                                 131,400         1,223
  Cost Plus (B)*                         43,600           837
  Courier*                               22,005           869
  CROCS (B)*                            122,400         3,365
  CSK Auto (B)*                         117,480         1,869
  Ctrip.com International ADR (B)        29,405         2,280
  Denny's*                               80,809           360
  Depomed (B)*                          151,570           993
  Dick's Sporting Goods (B)*             38,420         1,456
  Domino's Pizza (B)                    123,405         3,147
  Dover Downs Gaming &
     Entertainment                        8,700           144
  Eddie Bauer Holdings*                 248,400         3,701
  Entercom Communications*               36,150         1,018
  Escala Group (B)*                      38,400           954
  Ethan Allen Interiors (B)              77,600         3,159
  Exide Technologies (B)*               139,600           582
  Finish Line, Cl A                      61,000         1,021
  Foot Locker                            60,030         1,387
  FTD Group*                              9,800            92
  Furniture Brands International (B)    222,800         5,508
  GameStop, Cl A (B)*                    68,200         2,730
  Gaylord Entertainment (B)*             53,200         2,375

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Genesco*                               46,900    $    1,904
  Genesee & Wyoming, Cl A*               24,550         1,123
  Gildan Activewear*                     48,200         2,407
  Gray Television                       233,300         1,964
  Group 1 Automotive (B)*                66,600         2,549
  GSI Commerce (B)*                     212,671         3,392
  Guitar Center (B)*                     65,600         3,395
  Gymboree (B)*                          76,400         1,747
  Handleman                              83,100           817
  Herman Miller                         107,100         3,233
  Hibbett Sporting Goods (B)*           239,472         7,682
  Hollinger International, Cl A          32,900           306
  HOT Topic*                            235,850         3,109
  Housevalues (B)*                      113,500         1,532
  Interface, Cl A*                      173,757         1,925
  iRobot (B)*                            31,200           858
  Jakks Pacific (B)*                    167,500         4,157
  Jarden (B)*                            79,300         2,378
  Jo-Ann Stores (B)*                    107,100         1,424
  K2 (B)*                                40,600           463
  Kellwood (B)                          157,100         4,044
  Kerzner International (B)*             17,800         1,198
  Kimball International, Cl B            54,300           769
  La-Z-Boy (B)                           74,300         1,185
  Landry's Restaurants                   58,200         1,797
  Laureate Education*                    28,412         1,471
  Leapfrog Enterprises (B)*              82,500           961
  Lear                                   26,735           558
  Libbey                                  5,700            51
  Life Time Fitness (B)*                 29,980         1,258
  Lin TV, Cl A*                         203,400         1,898
  LKQ*                                   59,180         1,303
  Lone Star Steakhouse & Saloon         104,700         2,823
  M/I Homes                               3,900           164
  Maidenform Brands*                     33,000           319
  MarineMax*                             19,043           588
  Marvel Entertainment (B)*             239,100         4,428
  McCormick & Schmick's Seafood
     Restaurants*                       109,900         2,575
  MDC Holdings (B)                       28,080         1,721
  Media General, Cl A                    16,100           807
  Men's Wearhouse*                       31,185           977
  Meritage Homes (B)*                    76,600         4,483
  Modine Manufacturing                   38,900         1,091
  Monarch Casino & Resort*               35,700           957
  Morgans Hotel Group (B)*              110,300         2,151
  Movie Gallery (B)                     272,480           869
  Nautilus Group (B)                     13,710           226
  NetFlix (B)*                           94,600         2,536
  Noble International                     9,300           143
  Nutri/System*                          34,790         1,495
  OfficeMax (B)                          61,600         1,807
  Orient-Express Hotels, Cl A            12,600           439
  Outdoor Channel Holdings*             120,300         1,578
  Pantry*                                98,320         5,818
  PEP Boys - Manny Moe & Jack            63,200           992
  Petco Animal Supplies*                 89,700         1,746
  Phillips-Van Heusen                    91,875         3,262
  Pier 1 Imports (B)                    181,300         1,909
  Pinnacle Entertainment (B)*            47,400         1,330
  Playboy Enterprises, Cl B*              6,000            83
  Priceline.com*                         89,700         2,202
  ProQuest*                             144,500         3,078
  Quiksilver (B)*                       466,100         6,758
  RadioShack (B)                        101,400         1,982
  RC2*                                   30,200         1,088
  Reader's Digest Association           123,900         1,882
  Red Robin Gourmet Burgers (B)*         69,700         2,787


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Regal Entertainment Group, Cl A (B)    49,500    $      942
  Regis (B)                             131,890         5,049
  Rent-A-Center (B)*                    156,300         3,648
  Ruby Tuesday (B)                      111,550         3,185
  Russell (B)                            44,330           633
  Ryan's Restaurant Group*              189,700         2,506
  Ryland Group (B)                       38,700         2,699
  Saga Communications, Cl A*              6,800            64
  Saks*                                  43,200           816
  Sauer-Danfoss                           7,100           152
  Scholastic*                            85,800         2,524
  Shoe Carnival*                          7,800           175
  Sinclair Broadcast Group, Cl A        119,600           860
  Sonic (B)*                             80,150         2,534
  Sonic Automotive                      159,700         4,230
  Sotheby's Holdings, Cl A*              54,100         1,143
  Sports Authority (B)*                  40,400         1,478
  Stage Stores (B)                       34,750         1,013
  Stamps.com (B)*                        45,020         1,450
  Standard-Pacific (B)                   37,800         1,242
  Starwood Hotels & Resorts
    Worldwide                            73,300         4,655
  Stewart Enterprises, Cl A             268,900         1,363
  Strayer Education                      14,700         1,416
  Sunterra*                              49,800           747
  Superior Industries
    International (B)                   123,300         2,657
  Tenneco*                               27,900           632
  Timberland, Cl A (B)*                  54,000         1,893
  Too*                                  124,780         3,797
  Tractor Supply (B)*                    35,300         2,230
  Triarc, Cl A                           53,400           907
  Under Armour (B)*                      48,200         1,359
  Unifirst (B)                           60,060         2,013
  United Auto Group                       7,500           324
  Urban Outfitters (B)*                 176,200         4,951
  Vail Resorts (B)*                      58,800         1,943
  Valassis Communications (B)*          145,510         4,009
  Value Line                             14,300           484
  Visteon (B)                           245,600         1,145
  Volcom*                                18,300           627
  Warnaco Group*                         47,681         1,107
  William Lyon Homes (B)*                11,300           962
  World Wrestling Entertainment          78,000         1,166
  Yankee Candle*                        135,600         3,938
  Zale*                                 158,300         4,124
                                                   -----------
                                                      322,692
                                                   -----------
CONSUMER STAPLES -- 2.2%
  Allion Healthcare*                    150,330         2,488
  BJ's Wholesale Club (B)*              120,600         3,818
  Casey's General Stores                 81,510         2,138
  Chattem (B)*                           47,000         1,833
  Chiquita Brands International          99,500         1,713
  Constar International*                106,698           379
  Corn Products International            57,840         1,559
  Delta & Pine Land                      58,200         1,473
  Diamond Foods (B)*                     39,600           816
  Gold Kist*                            224,100         2,974
  Hain Celestial Group (B)*              50,500         1,179
  J&J Snack Foods                        30,759         1,044
  JM Smucker                             19,210           759
  Lancaster Colony                       53,430         2,145
  Lance                                  57,400         1,248
  Longs Drug Stores                      57,200         2,195
  Molson Coors Brewing, Cl B             39,300         2,466
  Nash Finch (B)                         23,013           713
  NBTY (B)*                             151,900         3,327
  Parlux Fragrances (B)*                 11,500           398

----------------------------------------------------------------
                                                   Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Pathmark Stores*                      140,057    $    1,409
  Premium Standard Farms*               120,500         1,807
  Ralcorp Holdings (B)*                  49,460         1,910
  Sanderson Farms (B)                    90,800         2,117
  Spartan Stores*                       114,300         1,348
  Universal                              48,000         1,952
  Weis Markets                           43,100         1,925
                                                   -----------
                                                       47,133
                                                   -----------
ENERGY -- 6.4%
  Alon USA Energy*                       63,700         1,239
  Arlington Tankers*                     93,200         2,130
  Atlas America*                         18,320         1,227
  Atwood Oceanics*                       14,800         1,335
  Basic Energy Services (B)*            185,200         4,273
  Berry Petroleum, Cl A (B)              66,170         4,470
  Bill Barrett*                          24,587           814
  Bronco Drilling (B)*                   80,800         1,956
  Cabot Oil & Gas (B)                    77,600         3,512
  Carrizo Oil & Gas*                     12,200           284
  Cimarex Energy (B)*                    83,800         3,575
  Comstock Resources (B)*                42,200         1,186
  Denbury Resources*                     96,600         2,739
  Dresser-Rand Group*                    45,980         1,163
  Dril-Quip*                             33,290         1,691
  Encore Acquisition*                    79,350         2,431
  Energy Partners (B)*                   75,700         1,740
  EXCO Resources*                        96,168         1,231
  Forest Oil*                            19,400           963
  Foundation Coal Holdings*              15,675           627
  Giant Industries*                      15,013           874
  Global Industries*                    120,500         1,532
  Goodrich Petroleum (B)*                54,299         1,313
  Hansen Natural (B)*                     7,180           670
  Helix Energy Solutions Group (B)*      54,390         1,915
  Hercules Offshore*                    110,700         3,365
  Holly                                  64,237         3,835
  Hornbeck Offshore Services*            70,925         2,281
  Houston Exploration (B)*               21,500         1,244
  Hydril (B)*                            65,825         4,433
  Input/Output (B)*                     361,800         2,735
  KCS Energy*                           121,300         2,863
  KFX (B)*                              113,500         2,370
  Lone Star Technologies*                44,400         2,207
  Maritrans                              71,500         1,627
  Massey Energy                          31,500         1,172
  Maverick Tube (B)*                     65,685         3,056
  National Oilwell Varco*                15,500           944
  NS Group (B)*                          30,100         1,228
  Oil States International*              16,648           575
  Parker Drilling*                      150,700         1,394
  Penn Virginia                          47,300         2,925
  Petroleum Development*                 30,200         1,299
  Plains Exploration & Production*       86,546         3,527
  Rosetta Resources*                     22,100           398
  SEACOR Holdings*                       28,700         2,094
  St. Mary Land & Exploration (B)        96,700         3,712
  Stone Energy*                         159,500         6,603
  Superior Energy Services*             117,400         3,052
  Swift Energy (B)*                     137,940         5,347
  Syntroleum (B)*                       191,300         1,687
  Tesoro                                 45,200         2,730
  Tetra Technologies*                    56,175         2,112
  Transmontaigne*                       186,600         1,407
  Union Drilling*                       173,527         2,178
  Unit*                                  12,089           643
  Veritas DGC*                           23,400           986


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  W&T Offshore (B)*                      34,100    $    1,327
  W-H Energy Services*                  165,380         6,532
  Western Refining*                     148,800         2,416
  Whiting Petroleum*                     65,923         2,676
  World Fuel Services                    58,180         1,763
                                                   -----------
                                                      135,633
                                                   -----------
FINANCIALS -- 18.4%
  Acadia Realty Trust +                 104,500         2,292
  Accredited Home Lenders
    Holding (B)*                          9,964           531
  Advance America Cash
    Advance Centers                      64,200           893
  Advanta, Cl B                          40,050         1,405
  Affiliated Managers Group (B)*         76,110         7,492
  Amcore Financial                       43,300         1,295
  American Equity Investment
    Life Holding (B)                    341,277         4,570
  American Home Mortgage
    Investment + (B)                     96,800         2,759
  AmericanWest Bancorp*                   8,900           225
  Amerisafe*                            126,300         1,225
  AmerUs Group (B)                       46,300         2,790
  Annaly Mortgage Management + (B)      155,884         1,832
  Anthracite Capital +                  136,300         1,461
  Apartment Investment &
    Management, Cl A + (B)               61,300         2,716
  Arbor Realty Trust +                   46,510         1,224
  Archstone-Smith Trust +                94,957         4,501
  Argonaut Group*                        38,150         1,393
  Ashford Hospitality Trust +            41,500           518
  Aspen Insurance Holdings               77,100         1,789
  Asset Acceptance Capital*              40,100           802
  Assured Guaranty                       80,700         2,130
  Asta Funding (B)                        8,500           296
  AvalonBay Communities + (B)            56,500         5,819
  Bancfirst                               4,100           347
  Bancorpsouth                          138,350         3,323
  Bank Mutual (B)                       120,090         1,362
  Bank of the Ozarks                      9,000           320
  BankAtlantic Bancorp, Cl A (B)        111,760         1,526
  Boston Private Financial Holdings     108,655         3,326
  Boston Properties + (B)                45,000         3,810
  Boykin Lodging +                       17,100           219
  Brandywine Realty Trust +             116,200         3,413
  BRE Properties, Cl A +                 70,200         3,817
  Brookline Bancorp                     101,300         1,521
  Calamos Asset Management, Cl A         58,300         2,237
  Capital of the West                     2,400            81
  Capital Southwest                      14,300         1,378
  Capitol Bancorp                         4,900           212
  Cardinal Financial                     71,590           881
  Cascade Bancorp                        22,462           584
  Cathay General Bancorp                 28,400         1,012
  Center Financial                       19,400           449
  Centracore Properties Trust +           9,000           243
  Central Pacific Financial              52,300         1,935
  Ceres Group*                          107,400           581
  Chemical Financial                     57,500         1,851
  City Bank                               4,300           182
  City Holding                            9,300           339
  Clark                                  15,200           161
  CNA Surety*                            49,600           862
  Columbia Banking System                11,700           392
  Commerce Group                         35,300         1,907
  Commercial Capital Bancorp             40,566           581
  Commercial Net Lease Realty +          37,700           858

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Community Bancorp*                      2,600    $       78
  Community Bank System                  34,400           745
  CompuCredit (B)*                       53,000         2,003
  Corporate Office Properties
    Trust + (B)                         182,850         7,592
  Corus Bankshares (B)                   50,000         3,002
  Cousins Properties +                   25,400           779
  Crescent Real Estate Equities + (B)   111,700         2,351
  Delphi Financial Group, Cl A (B)      119,628         6,230
  DiamondRock Hospitality +             137,700         1,767
  Digital Realty Trust +                 21,300           588
  Dime Community Bancshares              89,350         1,222
  Direct General                         64,840         1,037
  Donegal Group, Cl A                        --            --
  Doral Financial                        46,000           513
  Downey Financial                       20,000         1,271
  Eagle Hospitality Properties
    Trust +                              74,900           644
  ECC Capital +                         143,250           231
  Education Realty Trust +              288,280         3,892
  Encore Capital Group (B)*              91,600         1,579
  Enterprise Financial Services           1,600            43
  Equity Inns + (B)                     173,105         2,680
  Equity One +                           62,860         1,414
  Equity Residential + (B)               61,000         2,762
  Extra Space Storage + (B)             149,700         2,245
  FBL Financial Group, Cl A              28,100           962
  Federal Agricultural Mortgage,
    Cl C (B)                             81,200         2,425
  Federal Realty Investment Trust + (B)  50,100         3,491
  FelCor Lodging Trust +                 48,300           959
  First American                         55,700         2,348
  First Bancorp                           3,600            80
  First Cash Financial Services*        137,800         2,400
  First Community Bancorp                 8,900           532
  First Financial Bancorp (B)            68,672         1,161
  First Financial Bankshares (B)          4,466           163
  First Indiana                           7,513           207
  First Merchants                        36,400           938
  First Midwest Bancorp                  33,368         1,122
  First Regional Bancorp*                 2,700           226
  First Republic Bank                    57,650         2,092
  FirstFed Financial (B)*                69,300         4,159
  FirstMerit                             53,330         1,319
  Flagstar Bancorp                       86,200         1,332
  Flushing Financial                     56,300           933
  Fpic Insurance Group*                  43,400         1,525
  Frontier Financial                      4,950           159
  GAMCO Investors, Cl A                  31,200         1,404
  Glacier Bancorp                        18,388           580
  Gramercy Capital + (B)                 15,200           399
  Greater Bay Bancorp (B)               127,650         3,434
  Greenhill (B)                          28,700         1,874
  Hancock Holding (B)                    28,110         1,255
  Hanmi Financial                        29,500           530
  Hanover Insurance Group                50,000         2,422
  HCC Insurance Holdings (B)             77,050         2,480
  Heartland Payment Systems (B)*         47,300         1,043
  Heritage Commerce*                      6,400           147
  Highbury Financial*                   118,000           767
  Hilb Rogal & Hobbs (B)                125,500         4,851
  HomeBanc +                            120,200         1,046
  Horace Mann Educators                  48,910           912
  Horizon Financial                       2,900            70
  Host Marriott + (B)                   173,000         3,361
  HRPT Properties Trust +               192,800         2,067
  Hub International                      56,300         1,610
  Independent Bank                       30,400           820


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Innkeepers USA Trust +                 65,900    $    1,155
  International Bancshares               20,383           590
  Investment Technology Group (B)*       85,285         3,879
  IPC Holdings (B)                       30,200           793
  Irwin Financial                        90,850         1,821
  ITLA Capital*                           1,800            83
  Jackson Hewitt Tax Service             22,200           630
  Jones Lang LaSalle*                    13,700           927
  Kansas City Life Insurance             30,400         1,532
  Keynote Systems*                      113,600         1,278
  KNBT Bancorp                          105,300         1,666
  Lakeland Financial                      1,500            66
  LandAmerica Financial Group            24,400         1,627
  Lexington Corporate Properties
    Trust + (B)                          14,100           301
  LTC Properties +                       32,400           717
  Macatawa Bank                           3,720           136
  Macerich +                             50,100         3,610
  Mack-Cali Realty +                     98,800         4,436
  MAF Bancorp                            80,400         3,446
  MainSource Financial Group              3,700            68
  Marlin Business Services*               4,200            97
  Max Re Capital                         54,000         1,318
  Medical Properties Trust +            222,400         2,224
  MeriStar Hospitality +                357,400         3,685
  MFA Mortgage Investments + (B)        247,400         1,465
  Midwest Banc Holdings                  90,700         2,331
  Mills + (B)                            20,780           821
  Nara Bancorp                           25,700           449
  Nasdaq Stock Market (B)*               72,600         2,941
  National Financial Partners (B)        34,300         2,019
  National Health Investors +            13,800           367
  Navigators Group*                      11,157           523
  NBT Bancorp                            79,900         1,828
  NorthStar Realty Finance + (B)*       170,600         1,744
  Novastar Financial + (B)               32,500           996
  Odyssey Re Holdings (B)                50,200         1,179
  Ohio Casualty                          39,565         1,211
  Old National Bancorp                   48,400         1,028
  Old Second Bancorp                      5,200           166
  Omega Healthcare Investors +           59,100           765
  optionsXpress Holdings (B)*            71,700         2,207
  PFF Bancorp (B)                        90,240         2,836
  Piper Jaffray (B)*                     49,600         2,464
  Placer Sierra Bancshares               27,100           712
  Platinum Underwriters Holdings        157,710         4,829
  PMI Group                              27,620         1,196
  Portfolio Recovery Associates (B)*     81,600         3,991
  Post Properties + (B)                  78,000         3,463
  Preferred Bank                          4,200           202
  Premierwest Bancorp                     4,900            87
  Presidential Life                      59,000         1,293
  ProAssurance*                          85,880         4,405
  Prologis +                            138,300         7,264
  Prosperity Bancshares                  11,800           341
  Provident Bankshares                   27,766         1,010
  Quanta Capital Holdings*              191,087           889
  Rainier Pacific Financial Group        31,010           484
  RAIT Investment Trust +               122,500         3,344
  Reckson Associates Realty + (B)       105,700         4,323
  Regency Centers + (B)                  32,600         2,103
  RenaissanceRe Holdings                 18,700           833
  Republic Bancorp                      309,182         3,750
  Republic Property Trust +              61,160           737
  Safety Insurance Group                 44,200         1,911
  Santander BanCorp                      45,765         1,093
  Saxon Capital +                       233,331         2,322

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  SeaBright Insurance Holdings*          81,337    $    1,351
  Security Bank                           2,900            67
  Selective Insurance Group              16,700           905
  Shurgard Storage Centers, Cl A +       44,000         2,822
  Signature Bank*                       142,350         4,612
  Simon Property Group + (B)             62,200         5,161
  SL Green Realty + (B)                  51,720         4,495
  South Financial Group                  43,850         1,154
  Sterling Financial,
    Pennsylvania Shares                   4,550            94
  Sterling Financial, Washington
  Shares                                 89,200         2,581
  Stewart Information Services (B)      108,300         5,085
  Strategic Hotels & Resorts +          225,400         4,869
  Suffolk Bancorp                         3,400           117
  Sunstone Hotel Investors +             79,600         2,337
  SVB Financial Group (B)*              133,700         6,817
  TAC Acquisition*                      373,500         2,420
  TAL International Group*              124,100         2,648
  Taubman Centers + (B)                  41,800         1,661
  Taylor Capital Group                   20,000           755
  Thomas Weisel Partners Group (B)*      66,000         1,410
  TierOne                                14,000           462
  Tompkins Trustco                        1,600            75
  TradeStation Group (B)*                58,300           926
  Trico Bancshares                        4,100           106
  Trizec Properties + (B)               123,100         2,988
  Trustmark                              71,109         2,144
  Trustreet Properties +                 46,700           677
  U-Store-It Trust + (B)                 71,900         1,601
  UCBH Holdings                          14,100           252
  UMB Financial                          29,520         1,997
  Umpqua Holdings                        39,600         1,066
  Union Bankshares                        1,900            86
  United Bankshares                      32,900         1,233
  United PanAm Financial*                38,906         1,047
  Universal American Financial*          17,800           270
  Vineyard National Bancorp (B)           5,100           153
  Virginia Financial Group                1,700            68
  Waddell & Reed Financial, Cl A         55,000         1,281
  Washington Federal (B)                 42,790         1,012
  WesBanco (B)                           46,800         1,486
  Westamerica Bancorporation (B)         15,600           846
  Whitney Holding                        27,300           934
  Wilshire Bancorp                       21,000           404
  Winston Hotels +                       81,160           834
  Wintrust Financial                     29,400         1,549
  World Acceptance*                      53,040         1,367
  WR Berkley                             27,100         1,569
  Zenith National Insurance (B)         102,900         5,299
                                                   -----------
                                                      391,041
                                                   -----------
HEALTH CARE -- 11.3%
  Accelrys*                             175,400         1,087
  Advanced Medical Optics*               27,000         1,201
  Albany Molecular Research*             35,000           353
  Align Technology (B)*                 197,400         1,611
  Alkermes (B)*                         126,500         3,214
  Alliance Imaging*                     297,800         1,751
  Alpharma, Cl A                        180,400         5,457
  America Service Group*                 35,000           632
  American Dental Partners*               3,150            41
  AMN Healthcare Services*              142,400         2,953
  Amsurg*                                72,100         1,580
  Amylin Pharmaceuticals (B)*             6,800           295
  Anadys Pharmaceuticals*               152,000         1,976
  Analogic (B)                           20,600         1,111
  Andrx*                                108,250         2,122


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Applera - Celera Genomics Group*      367,400    $    4,221
  Arena Pharmaceuticals (B)*             89,600         1,587
  Ariad Pharmaceuticals (B)*            398,700         2,675
  Array Biopharma*                      259,200         2,346
  Arthrocare (B)*                         4,200           190
  Aspect Medical Systems (B)*            17,404           466
  AtriCure*                              31,100           227
  Bio-Rad Laboratories, Cl A (B)*        77,600         4,447
  BioScrip*                             143,200         1,027
  Biosite (B)*                           73,000         3,948
  Cambrex                                76,700         1,420
  Caraco Pharmaceutical
  Laboratories*                          13,600           171
  Cell Genesys (B)*                     410,100         2,887
  Centene (B)*                          131,220         3,589
  Cephalon (B)*                         100,600         7,996
  Chemed                                 50,010         2,773
  China Medical Technologies ADR (B)*    29,047         1,004
  Coley Pharmaceutical Group (B)*        36,190           543
  Combinatorx (B)*                       61,600           805
  Community Health Systems*              40,500         1,536
  Conceptus (B)*                        133,300         1,910
  Conmed*                               178,700         3,460
  Connetics*                             45,005           715
  Conor Medsystems (B)*                 103,256         2,659
  Cross Country Healthcare*              76,100         1,393
  Cubist Pharmaceuticals (B)*           297,195         6,571
  Cutera*                                24,900           675
  CV Therapeutics (B)*                  201,141         5,413
  Cyberonics (B)*                       108,860         2,958
  Cynosure*                              55,008         1,012
  Dade Behring Holdings                  62,405         2,277
  Datascope                              10,600           404
  Dendreon (B)*                          24,600           120
  Digene (B)*                            75,800         3,143
  Discovery Laboratories (B)*            50,016           380
  DJ Orthopedics*                        35,700         1,245
  Durect (B)*                            87,100           496
  Encore Medical*                       113,100           674
  Encysive Pharmaceuticals (B)*         527,300         4,798
  Endo Pharmaceuticals Holdings*        118,000         3,719
  Enzon Pharmaceuticals*                 62,600           423
  Exelixis (B)*                         252,618         2,743
  Flamel Technologies ADR (B)*           23,800           568
  Genesis HealthCare (B)*                29,400         1,169
  HealthTronics (B)*                     80,800           587
  Human Genome Sciences (B)*            226,500         2,836
  ICOS (B)*                              26,900           649
  Idenix Pharmaceuticals*                 2,500            51
  Immucor*                               76,275         2,275
  Incyte (B)*                           316,600         1,862
  Inspire Pharmaceuticals*               16,300            82
  Intermagnetics General (B)*           161,745         4,759
  Introgen Therapeutics (B)*             21,500           127
  IRIS International (B)*               121,385         2,759
  Ista Pharmaceuticals (B)*             122,700           751
  Keryx Biopharmaceuticals*             131,200         2,238
  Kindred Healthcare (B)*                13,600           294
  Kosan Biosciences*                     45,900           225
  KV Pharmaceutical, Cl A*                3,200            73
  Kyphon (B)*                             5,400           193
  Langer*                                86,600           366
  LCA-Vision                             16,400           715
  Lifecell (B)*                          20,300           448
  LifePoint Hospitals*                   22,750           707
  Magellan Health Services*              44,600         1,703
  Martek Biosciences (B)*                38,300         1,305
  Medarex (B)*                          413,500         6,103
  Medcath*                              100,800         2,310

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Medical Staffing Network
     Holdings (B)*                      127,500    $      655
  Mentor (B)                             12,600           542
  Merge Technologies (B)*                35,000           677
  MGI Pharma (B)*                       155,300         2,738
  Micrus Endovascular*                  126,000         1,260
  Myriad Genetics (B)*                   63,800         1,638
  Nastech Pharmaceutical (B)*           152,800         3,206
  National Dentex*                       52,045         1,041
  Nektar Therapeutics (B)*              188,977         3,952
  Neopharm (B)*                          31,200           316
  Neurocrine Biosciences (B)*            12,500           820
  Neurometrix*                           30,000         1,078
  NPS Pharmaceuticals (B)*               37,400           574
  NuVasive*                              74,829         1,384
  NxStage Medical Inc (B)*               57,374           811
  Onyx Pharmaceuticals*                  12,800           365
  OraSure Technologies*                 249,800         2,378
  Orchid Cellmark (B)*                  150,892         1,009
  Orthofix International*                17,100           710
  Owens & Minor                          56,692         1,808
  PainCare Holdings (B)*                366,500         1,121
  Par Pharmaceutical (B)*                29,900           889
  Parexel International (B)*            102,620         2,629
  PDL Biopharma (B)*                    179,840         5,631
  Per-Se Technologies (B)*               33,300           841
  Pharmacopeia Drug Discovery*           88,029           425
  PolyMedica                             99,900         4,040
  PRA International*                     13,700           361
  PSS World Medical (B)*                206,440         3,567
  Psychiatric Solutions (B)*             85,610         2,828
  Regeneron Pharmaceuticals (B)*          9,200           151
  RehabCare Group*                       16,540           334
  Res-Care*                              56,700         1,037
  Rigel Pharmaceuticals*                129,300         1,228
  Rotech Healthcare*                     42,900           641
  Senomyx (B)*                           60,020           976
  SeraCare Life Sciences (B)*            79,400           890
  Serologicals (B)*                      11,900           288
  Somanetics*                            12,109           291
  Stratagene*                             8,700            91
  SurModics (B)*                         58,800         2,279
  Sybron Dental Specialties (B)*        135,405         5,181
  Symmetry Medical*                     107,594         2,229
  Syneron Medical (B)*                   34,000           932
  Taro Pharmaceuticals Industries (B)*   98,200         1,623
  Techne*                                13,270           789
  Telik*                                268,800         5,946
  Tercica (B)*                          128,600           991
  Third Wave Technologies*              195,000           603
  Thoratec (B)*                         109,280         2,199
  Transgenomic (B)*                     355,035           320
  Triad Hospitals*                       17,560           756
  Trizetto Group*                        29,000           486
  U.S. Physical Therapy*                 11,800           227
  United Therapeutics*                   56,700         3,495
  Universal Health Services, Cl B (B)    21,550         1,082
  Varian*                                25,300         1,009
  Vasogen*                              142,300           418
  Ventiv Health*                         88,670         2,470
  Vertex Pharmaceuticals (B)*             3,300           143
  West Pharmaceutical Services           17,600           568
                                                   -----------
                                                      240,552
                                                   -----------
INDUSTRIALS -- 14.3%
  Aaon*                                   3,300            72
  ABX Air*                               57,600           462


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Active Power (B)*                      99,300    $      463
  Acuity Brands                         131,270         5,184
  ADA-ES*                                 3,200            72
  Adesa                                  60,400         1,510
  Administaff                            54,510         2,586
  Advisory Board*                        72,720         3,925
  AGCO (B)*                             180,600         3,531
  Alaska Air Group (B)*                  13,800           442
  Albany International, Cl A            105,060         3,905
  Amerco*                                 9,000           800
  American Commercial Lines (B)*         94,700         3,599
  American Railcar Industries*           50,600         1,700
  American Reprographics*               149,800         4,299
  AO Smith (B)                           97,480         4,513
  Apogee Enterprises                     67,868         1,173
  Applied Industrial Technologies (B)    76,000         3,251
  Aries Maritime Transport              144,100         2,033
  Arkansas Best (B)                      24,600         1,022
  Armor Holdings (B)*                    35,800         2,102
  Aviall (B)*                            89,830         3,427
  Banta                                 129,320         6,299
  BE Aerospace*                         135,955         3,262
  Beacon Roofing Supply*                 40,648         1,596
  Briggs & Stratton                      45,230         1,605
  Brink's                                77,700         3,805
  Builders FirstSource*                  49,100         1,164
  CDI                                    36,100           884
  Ceradyne*                               4,300           262
  CIRCOR International                   44,560         1,230
  Clean Harbors (B)*                     17,000           561
  CNH Global                             36,940           933
  Comfort Systems USA*                  205,700         2,261
  Consolidated Graphics*                 19,100           975
  Continental Airlines, Cl B (B)*       124,315         2,897
  CoStar Group (B)*                      39,930         2,061
  CPI Aerostructures*                    12,950           127
  CRA International*                     18,475           864
  Crane                                  24,600           947
  DiamondCluster International*         146,500         1,431
  Dollar Thrifty Automotive Group*       15,000           606
  Dycom Industries (B)*                  45,400           969
  EDO                                    47,750         1,391
  ESCO Technologies*                     53,900         2,737
  Evergreen Solar (B)*                   56,000           873
  Exponent*                               2,400            76
  ExpressJet Holdings*                   74,500           560
  Federal Signal (B)                     67,010         1,200
  Flowserve*                             32,300         1,660
  Freightcar America (B)*                37,200         2,623
  Gardner Denver*                        72,580         4,453
  GATX                                  152,800         6,066
  General Cable*                         23,800           643
  Genlyte Group*                         12,400           767
  Geo Group*                              8,800           199
  Global Power Equipment Group*         109,400           554
  GrafTech International (B)*           367,060         1,872
  Griffon (B)*                           75,600         1,778
  Grubb & Ellis Realty Advisors*        227,100         1,363
  Grupo Aeroportuario del Sureste
    ADR                                  59,000         1,991
  Grupo TMM ADR, Cl A*                  124,700           559
  H&E Equipment Services (B)*           132,554         3,326
  Harsco                                 39,800         3,175
  Heidrick & Struggles
    International*                       16,300           603
  Hexcel*                                74,746         1,608
  HUB Group, Cl A*                      115,030         4,797
  Hughes Supply                          24,310         1,124
  IHS, Cl A*                             54,753         1,376
  IKON Office Solutions                 135,800         1,786

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Innovative Solutions & Support*             1    $       --
  Insituform Technologies, Cl A*         26,570           715
  Jacuzzi Brands*                       114,500         1,120
  Joy Global (B)                         35,886         1,850
  K&F Industries Holdings (B)*           37,500           580
  Kadant*                                79,770         1,507
  Kansas City Southern (B)*             120,970         2,803
  Kaydon                                128,930         4,641
  Kennametal                             48,500         2,836
  Knight Transportation (B)             107,175         2,121
  Knoll (B)*                            240,600         4,790
  Koppers Holdings                       21,900           414
  Korn/Ferry International*              59,100         1,244
  Labor Ready*                           43,600         1,071
  Lennox International                  216,060         6,946
  Lincoln Electric Holdings              63,300         2,922
  Marten Transport*                      11,850           277
  Mesa Air Group (B)*                   130,700         1,493
  Milacron*                             308,948           497
  Mine Safety Appliances                 55,100         2,196
  Mobile Mini*                           19,150         1,043
  Moog, Cl A*                            38,049         1,277
  MTC Technologies*                      15,500           428
  Mueller Industries                     56,200         1,855
  Navigant Consulting (B)*              171,570         3,344
  Navistar International (B)*           196,000         5,753
  NCI Building Systems (B)*             129,900         7,493
  Nordson                                30,400         1,518
  Orbital Sciences*                      96,800         1,474
  Pall                                  116,300         3,422
  PHH (B)*                               45,600         1,304
  Pico Holdings (B)*                     59,558         2,011
  RBC Bearings*                          30,180           595
  Regal-Beloit                           18,430           742
  Rentech*                              562,000         2,186
  Resources Connection (B)*             112,300         3,090
  Ritchie Bros. Auctioneers              46,600         2,224
  Robbins & Myers                        38,960           817
  Ryder System                          106,200         4,709
  School Specialty*                      41,400         1,444
  SCS Transportation*                    16,410           444
  Simpson Manufacturing (B)             106,400         4,159
  Skywest                               109,257         3,165
  Sourcecorp*                            63,900         1,636
  Spherion*                             173,300         1,730
  SSA Global Technologies*               26,800           449
  Sun Hydraulics                          8,400           191
  Sypris Solutions                      111,200         1,153
  Tecumseh Products, Cl A                82,100         1,856
  Teledyne Technologies*                 69,170         2,292
  TeleTech Holdings*                     55,200           682
  Terex*                                 27,500         2,177
  Tetra Tech*                           176,540         3,144
  Thomas & Betts*                        57,200         2,814
  Titan International (B)               107,200         1,859
  United Industrial                      26,800         1,384
  United Rentals (B)*                   261,200         8,515
  United Stationers*                     30,600         1,515
  Universal Forest Products              77,400         4,786
  Universal Truckload Services*         104,300         2,574
  USA Truck*                             46,900         1,380
  Valmont Industries                     38,800         1,411
  Volt Information Sciences*              8,200           196
  Wabtec                                126,785         4,188
  Walter Industries (B)                 111,200         7,320
  Washington Group International*        47,500         2,773
  Waste Connections (B)*                 41,320         1,514
  Water Pik Technologies*                48,600         1,339


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Watson Wyatt Holdings                 208,473    $    6,371
  WCA Waste*                             35,441           258
  Website Pros (B)*                      92,258         1,080
  Werner Enterprises                     36,810           715
  WESCO International*                   43,840         2,513
  Woodward Governor                      82,200         2,643
  Xerium Technologies*                   17,900           166
  YRC Worldwide (B)*                      7,516           360
                                                   -----------
                                                      302,929
                                                   -----------
INFORMATION TECHNOLOGY -- 22.8%
  3Com*                                 142,200           661
  Actel*                                 53,600           782
  Adaptec*                              420,000         2,629
  Adtran (B)                             46,700         1,285
  Advanced Digital Information*         176,900         1,532
  Advanced Energy Industries (B)*        11,300           162
  Advent Software*                       80,400         2,235
  Aeroflex*                             297,930         3,873
  Agilysys                               64,900           927
  Akamai Technologies (B)*              136,686         3,622
  Alliance Semiconductor (B)*           140,100           366
  Altera (B)*                           358,900         7,192
  Altiris (B)*                          113,700         2,252
  Andrew*                                92,700         1,257
  Ansoft*                                22,500           881
  Ansys (B)*                              4,600           218
  aQuantive (B)*                        233,780         6,216
  Arris Group*                          285,310         3,621
  Art Technology Group*                 520,545         1,525
  Aspen Technology*                     141,133         1,691
  Asyst Technologies*                   251,300         2,453
  Atari (B)*                            327,100           280
  ATMI*                                  35,989         1,081
  Audible (B)*                          193,800         1,963
  Avanex (B)*                           530,100           753
  Avid Technology (B)*                   53,740         2,517
  Avnet (B)*                             64,260         1,615
  Avocent*                               26,500           885
  Axcelis Technologies (B)*             216,297         1,495
  Axsys Technologies*                    34,300           568
  BearingPoint (B)*                     195,000         1,737
  Bel Fuse, Cl B                          6,700           222
  Belden CDT (B)                        188,580         4,862
  Benchmark Electronics*                 20,800           733
  BISYS Group*                          159,290         2,248
  Black Box                              46,400         2,217
  Blackbaud                             102,803         1,881
  Blackboard*                            13,752           396
  Blue Coat Systems (B)*                 46,993           998
  Borland Software (B)*                 152,715           811
  Brightpoint*                           97,811         2,767
  Brocade Communications Systems*       693,200         3,653
  Brooks Automation (B)*                384,900         6,039
  C-COR (B)*                            103,371           734
  CACI International, Cl A (B)*          12,600           759
  Checkpoint Systems*                     6,800           194
  Chordiant Software*                   124,979           414
  Ciber*                                133,500           773
  CNET Networks*                         87,111         1,206
  Cogent (B)*                            43,924         1,022
  Cognex                                 53,804         1,480
  Coherent*                              57,860         1,878
  Cohu                                    4,700            99
  CommScope*                            239,105         5,736
  Comtech Telecommunications*            67,635         2,119
  Conexant Systems (B)*                 267,700           798

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Credence Systems*                     650,020    $    5,629
  Cree (B)*                             205,400         6,152
  CSG Systems International (B)*        257,900         5,669
  Cubic (B)                              17,900           387
  Cymer (B)*                            125,700         5,654
  Cypress Semiconductor*                 61,150         1,086
  Daktronics                             24,709           876
  DealerTrack Holdings*                  11,200           259
  Digimarc*                             327,200         2,425
  Digital Insight*                       86,045         2,844
  Digitas*                              119,600         1,690
  Diodes (B)*                            80,295         3,034
  Dot Hill Systems*                     218,600         1,478
  Earthlink (B)*                        699,800         6,942
  eCollege.com (B)*                      33,968           701
  EFJ*                                   70,500           818
  Electronics for Imaging*               31,300           839
  EMS Technologies*                      32,144           562
  Emulex*                                94,700         1,686
  Entegris*                              90,564           947
  EPIQ Systems*                          13,000           286
  Euronet Worldwide (B)*                147,500         5,171
  F5 Networks*                           42,300         2,869
  Factset Research Systems               49,900         1,954
  Fairchild Semiconductor
  International*                        171,900         2,988
  Fairpoint Communications              245,300         3,451
  Filenet*                               28,800           741
  Flir Systems (B)*                      79,270         2,048
  Foundry Networks (B)*                  57,600           809
  Gartner*                               52,100           734
  Genesis Microchip (B)*                103,900         2,234
  Global Imaging Systems*                12,500           451
  Golf Galaxy*                           66,900         1,329
  Greatbatch*                            40,900           904
  Harmonic*                             257,700         1,487
  Homestore*                            630,100         3,919
  Hutchinson Technology (B)*            209,508         5,764
  Hypercom*                              53,400           411
  Hyperion Solutions*                    32,050         1,075
  i2 Technologies*                       15,000           258
  Imation                                80,100         3,512
  Immersion (B)*                        522,748         3,753
  InFocus (B)*                          159,900           649
  Informatica (B)*                      164,100         2,629
  Infospace*                             51,100         1,232
  Integrated Device Technology*          42,554           632
  IntercontinentalExchange (B)*          47,200         2,584
  Interdigital Communications*           32,200           829
  International DisplayWorks (B)*       128,200           849
  International Rectifier (B)*           22,600           838
  Internet Security Systems*             43,400         1,012
  Intervideo*                             9,000           100
  InterVoice*                            48,200           413
  Iomega                                433,200         1,213
  Itron (B)*                             63,600         3,782
  Ixia*                                 160,300         1,933
  IXYS*                                  35,600           381
  j2 Global Communications (B)*           2,900           126
  Jupitermedia (B)*                     130,900         1,943
  Keane*                                141,200         1,658
  Kenexa*                                49,133         1,313
  Knot*                                  15,500           235
  Komag (B)*                             89,500         4,192
  Kronos*                                 1,600            66
  Kulicke & Soffa Industries*            16,000           179
  Lamson And Sessions Company (B)*       87,540         2,067
  Lattice Semiconductor*                920,800         4,190
  Lawson Software (B)*                  388,850         3,091


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Leadis Technology*                    254,500    $    1,379
  LeCroy*                                75,100         1,111
  Lionbridge Technologies*              180,300         1,291
  Liquidity Services*                   114,799         1,355
  Littelfuse (B)*                        39,250         1,128
  LoJack*                                31,600           719
  LTX*                                  182,600         1,033
  Magma Design Automation*              169,600         1,462
  Manhattan Associates (B)*              72,400         1,525
  Marchex, Cl B (B)*                    209,098         4,588
  Mastec*                                68,600           888
  Mattson Technology*                   110,100         1,330
  MAXIMUS                                52,500         1,917
  Maxtor (B)*                           655,300         6,291
  McData, Cl A (B)*                     195,000           862
  Mentor Graphics*                      138,800         1,559
  Methode Electronics                   118,700         1,456
  Mettler Toledo International*          30,430         1,843
  Micrel (B)*                            79,300         1,108
  Micros Systems (B)*                    20,125           871
  Microsemi (B)*                        238,885         7,346
  MicroStrategy, Cl A (B)*               20,500         1,879
  MIPS Technologies*                     28,900           243
  MKS Instruments*                       13,747           307
  MPS Group*                             95,697         1,449
  MRO Software*                          52,398           772
  MTS Systems                            49,810         1,968
  Multi-Fineline Electronix (B)*         67,535         3,845
  Neoware Systems (B)*                   82,369         2,020
  Net 1 UEPS Technologies*               47,060         1,478
  Netgear (B)*                           24,500           420
  Netlogic Microsystems (B)*            111,260         3,933
  Nuance Communications (B)*            410,165         4,389
  O2Micro International ADR*            189,700         2,390
  Omnivision Technologies*              113,400         2,892
  Online Resources*                     139,100         1,767
  Open Text*                             48,900           856
  Openwave Systems (B)*                 102,430         2,033
  Opsware*                               49,200           387
  Orbotech*                              29,600           705
  OSI Systems (B)*                      120,600         2,502
  Panacos Pharmaceuticals*              135,700           988
  Parametric Technology*                224,124         3,411
  Parkervision (B)*                     166,500         1,349
  Parkervision (I)*                      33,000           267
  Paxar*                                 74,230         1,424
  Perot Systems, Cl A*                  103,210         1,559
  Phase Forward*                         91,520           910
  Photronics (B)*                       184,850         3,248
  Pixelworks*                           438,600         1,978
  Plantronics                            89,900         3,107
  Plexus*                                24,300           815
  PLX Technology*                       338,168         4,085
  PMC - Sierra*                          76,700           783
  Polycom (B)*                          706,900        13,728
  Portalplayer (B)*                      25,800           652
  PowerDsine*                            55,400           444
  Powerwave Technologies (B)*           218,630         3,209
  Presstek (B)*                         138,656         1,757
  Progress Software*                     26,500           774
  QAD                                     6,600            53
  Quality Systems (B)                    49,375         3,418
  Quantum (B)*                        1,138,900         4,066
  Rackable Systems*                      25,300           998
  RADWARE*                               31,700           632
  RCN (B)*                               64,500         1,612
  RealNetworks*                         103,500           813
  Redback Networks (B)*                 184,800         3,502

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  RF Micro Devices (B)*                 720,600    $    4,850
  Richardson Electronics                 91,140           771
  RightNow Technologies*                 95,260         1,571
  RSA Security*                         143,300         2,104
  Rudolph Technologies (B)*             139,900         2,306
  SafeNet (B)*                           40,671         1,014
  Seachange International*              302,900         2,729
  Secure Computing*                     162,100         1,961
  Semtech (B)*                          115,200         2,163
  Sigmatel (B)*                          43,700           470
  Sirf Technology Holdings (B)*         167,370         6,265
  Skyworks Solutions*                   920,800         4,843
  Solectron (B)*                      1,541,800         5,566
  Sonic Solutions (B)*                   49,798           904
  Spatialight (B)*                      372,500         1,129
  Spatialight (I)*                       95,000           259
  STATS ChipPAC ADR (B)*                180,023         1,269
  Stellent*                              62,400           683
  Stratasys (B)*                         59,650         1,639
  Superior Essex*                        56,600         1,481
  Sybase (B)*                            84,960         1,812
  Symmetricom (B)*                      196,600         1,763
  Synenco Energy*                        24,000           496
  SYNNEX*                                33,550           620
  Synopsys*                              52,330         1,144
  Taleo, Cl A*                           90,513         1,250
  Technitrol                              8,600           188
  Tekelec (B)*                          236,900         3,177
  Tessera Technologies (B)*             120,610         3,767
  THQ (B)*                              187,665         4,504
  TIBCO Software*                       696,500         6,039
  TNS*                                   18,700           301
  Trident Microsystems*                 159,030         4,443
  Triquint Semiconductor*               885,600         4,198
  Ultra Clean Holdings*                 148,038         1,273
  Ultratech (B)*                         53,800         1,075
  Unisys (B)*                           395,400         2,641
  United Online (B)*                    200,000         2,402
  Universal Display (B)*                 14,700           209
  Utstarcom (B)*                        166,600         1,041
  Valueclick (B)*                       129,360         2,265
  Vasco Data Security
    International (B)*                   64,957           649
  VeriFone Holdings*                    208,245         5,498
  WatchGuard Technologies*               76,800           312
  Wavecom ADR*                           44,037           517
  WebEx Communications (B)*              31,500           878
  webMethods*                           101,400           754
  Websense (B)*                          45,300         2,800
  WebSideStory*                          68,465         1,073
  Wind River Systems (B)*               229,400         3,549
  Witness Systems*                       64,600         1,514
  Wright Express (B)*                   135,900         3,267
  Zoran*                                 42,000           831
                                                   -----------
                                                      483,381
                                                   -----------
MATERIALS -- 3.8%
  Airgas                                 43,638         1,588
  AK Steel Holding (B)*                 140,200         1,556
  Albemarle (B)                          49,200         2,089
  AMCOL International                    35,400           977
  Aptargroup                             49,410         2,621
  Arch Chemicals                         47,520         1,341
  Bemis (B)                              32,220           966
  Bowater                                20,550           535
  Buckeye Technologies*                 187,200         1,649
  Carpenter Technology                   47,292         3,953
  Century Aluminum (B)*                  37,653         1,340


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  CF Industries Holdings (B)*            61,400    $    1,082
  Cleveland-Cliffs (B)                   20,400         1,755
  Commercial Metals                      62,320         2,823
  Crown Holdings*                        47,300           866
  Cytec Industries                       77,468         4,132
  Eagle Materials (B)                    12,300           666
  FMC*                                   32,843         1,997
  Georgia Gulf                           29,425           845
  Greif, Cl A                            15,800           915
  H.B. Fuller                            35,900         1,458
  Hercules (B)*                         206,000         2,441
  MacDermid (B)                          24,300           715
  Metal Management (B)                   12,200           344
  Mosaic (B)*                            71,900         1,143
  Neenah Paper*                          48,060         1,471
  NewMarket*                             64,249         2,215
  Olin (B)                               73,500         1,544
  OM Group*                              65,700         1,394
  Quanex                                 78,000         4,841
  Reliance Steel & Aluminum (B)          51,815         4,269
  Rock-Tenn, Cl A                        71,600           939
  RTI International Metals*              11,818           497
  Ryerson (B)                            63,300         1,598
  Schnitzer Steel Industries, Cl A      138,800         4,317
  Schweitzer-Mauduit International       71,068         1,826
  Silgan Holdings                        88,091         3,473
  Steel Dynamics (B)                    107,200         4,931
  Symyx Technologies (B)*                89,700         2,601
  Tronox, Cl A                           53,600           820
  UAP Holding*                           14,800           322
  US Concrete*                           44,735           561
  Wellman                               148,000           929
  Wheeling-Pittsburgh (B)*              115,700         1,926
                                                   -----------
                                                       80,271
                                                   -----------
TELECOMMUNICATION SERVICES -- 0.6%
  Centennial Communications (B)*         46,300           351
  Commonwealth Telephone Enterprises     57,270         1,849
  Golden Telecom (B)                     21,600           647
  IDT*                                   44,100           522
  IDT, Cl B (B)*                         44,800           533
  Iowa Telecommunications Services*      42,200           747
  North Pittsburgh Systems                4,700            96
  Premiere Global Services*              71,200           584
  SBA Communications, Cl A*             254,509         5,724
  Syniverse Holdings*                    14,800           212
  Talk America Holdings (B)*             10,100            86
  USA Mobility*                          26,100           752
  Valor Communications Group             16,900           209
                                                   -----------
                                                       12,312
                                                   -----------
UTILITIES -- 1.9%
  AGL Resources                          46,450         1,668
  Allete                                 42,300         1,974
  Avista                                106,200         2,082
  Black Hills (B)                        32,600         1,127
  Cascade Natural Gas                    39,980           784
  Centerpoint Energy (B)                 91,000         1,180
  Cleco (B)                              52,700         1,185
  CMS Energy (B)*                       112,000         1,577
  El Paso Electric*                     108,900         2,227
  Empire District Electric (B)           31,610           699
  Idacorp (B)                            75,380         2,483
  ITC Holdings*                          37,600           980
  Laclede Group                          21,100           711

----------------------------------------------------------------
                             Shares/Face Amount   Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  New Jersey Resources                   23,400    $    1,053
  Nicor (B)                              73,900         3,173
  Northwest Natural Gas                  20,900           716
  NorthWestern                           41,900         1,359
  Oneok (B)                              34,400         1,052
  Ormat Technologies (B)                 21,100           811
  Otter Tail                             22,900           713
  PNM Resources                         147,045         3,639
  SEMCO Energy*                         125,200           701
  Sierra Pacific Resources*              51,599           735
  Southern Union*                        32,300           795
  UIL Holdings                           42,000         2,153
  Unisource Energy                       22,800           693
  Vectren                                40,450         1,066
  Westar Energy                          93,210         2,006
  WGL Holdings                           25,850           796
  Wisconsin Energy                       20,510           838
                                                   -----------
                                                       40,976
                                                   -----------
Total Common Stock
  (Cost $1,731,492) ($ Thousands)                   2,056,920
                                                   -----------
CORPORATE OBLIGATIONS (C) (J) -- 16.9%

FINANCIALS -- 16.9%
  Allstate Life Global Funding II
    MTN (E) (F)
    4.590%, 03/15/07                  $   4,706         4,706
  American General Finance (E) (F)
    4.570%, 03/15/07                     14,834        14,832
  American General Finance MTN,
    Ser F
    3.939%, 07/14/06                      1,023         1,043
  Bear Stearns, Ser EXL (E)
    4.580%, 03/15/07                     18,210        18,210
  CIT Group MTN (E)
    4.750%, 05/12/06                     25,576        25,576
    4.617%, 04/19/06                      2,558         2,560
  Caterpillar Financial Services
    MTN, Ser F (E)
    4.680%, 07/10/06                      5,115         5,115
  Countrywide Financial MTN,
    Ser A (E)
    4.770%, 11/03/06                     10,742        10,742
    4.550%, 09/13/06                     18,926        18,926
  Dekabank (E) (F)
    4.614%, 02/16/07                     18,926        18,923
  Irish Life & Permanent MTN,
    Ser X (E) (F)
    4.598%, 03/21/07                     13,607        13,604
  Islandsbanki (E) (F)
    4.620%, 03/07/07                     15,346        15,346
    4.620%, 03/22/07                      8,696         8,696
  Jackson National Life Funding
    (E) (F)
    4.570%, 02/01/07                     22,507        22,507
  Kaupthing Bank MTN (E) (F)
    4.630%, 03/20/07                     25,576        25,576
  Landsbanki Islands (E) (F)
    4.650%, 01/16/07                     19,438        19,438
  Liberty Lighthouse US Capital
    MTN (E) (F)
    4.597%, 05/10/06                     10,231        10,224


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Morgan Stanley EXL (E)
    4.630%, 03/02/07                  $   3,581    $    3,581
  Morgan Stanley EXL, Ser S (E)
    4.595%, 03/02/07                      5,115         5,115
  Natexis Banques (E) (F)
    4.565%, 03/15/07                      9,975         9,973
  Nationwide Building Society (E) (F)
    4.577%, 09/28/06                      5,627         5,627
    4.570%, 02/07/07                     10,230        10,230
  Nordbank (E) (F)
    4.582%, 03/23/07                     17,392        17,388
  Northern Rock (E) (F)
    4.611%, 03/02/07                     10,537        10,537
  Pacific Life Global Funding (E) (F)
    4.590%, 03/13/07                      7,673         7,673
  Premium Asset Trust,
    Ser 2004-06 (E) (F)
    4.639%, 06/30/06                      9,719         9,726
  Premium Asset Trust,
    Ser 2004-10 (E) (F)
    4.580%, 03/15/07                     14,323        14,323
  SLM EXL, Ser S (E) (F)
    4.570%, 03/15/07                     11,254        11,254
  Sigma Finance MTN
    4.680%, 11/09/06                      5,524         5,524
  Skandinav Enskilda Bank (E) (F)
    4.566%, 03/19/07                     11,254        11,252
                                                   -----------
Total Corporate Obligations
  (Cost $358,228) ($ Thousands)                       358,227
                                                   -----------
ASSET-BACKED SECURITIES (C) (E) (F) (J) -- 3.3%

MORTGAGE RELATED SECURITIES -- 3.3%
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    4.740%, 11/10/06                      5,115         5,115
  Commodore, Ser 2003-2A,
    Cl A1MM
    4.560%, 12/12/38                      4,706         4,706
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    4.620%, 10/10/06                      7,673         7,673
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    4.631%, 06/25/06                     10,230        10,230
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    4.920%, 05/18/06                      7,847         7,847
  Park Place Securities NIM
    Trust, Ser MM1, Cl AM4
    4.621%, 05/25/06                      7,882         7,882
  RMAC, Ser 2004-NS3A, Cl A1
    4.570%, 09/12/06                      2,494         2,494
  Saturn Ventures II
    4.630%, 08/07/06                      9,547         9,547
  TIAA Real Estate, Ser 2003 1A,
    Cl A1
    4.635%, 09/28/06                      6,606         6,606
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    4.511%, 06/15/06                      2,558         2,558
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    4.511%, 09/15/06                      1,535         1,535

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Witherspoon CDO
    4.596%, 03/15/06                  $   3,069    $    3,069
                                                   -----------
Total Asset-Backed Securities
  (Cost $69,262) ($ Thousands)                         69,262
                                                   -----------
COMMERCIAL PAPER (C) (D) -- 2.0%
  Broadhollow Funding
    4.574%, 03/07/06                      7,673         7,662
  Carmel Mounting Funding
    4.575%, 03/10/06                      4,092         4,085
  Elysian Funding LLC
    4.725%, 04/10/06                      5,115         5,079
    4.666%, 03/27/06                      7,673         7,646
    4.628%, 03/15/06                      4,171         4,161
    4.620%, 03/01/06                      4,092         4,082
  Thornburg Mortgage Capital
    Resource
    4.595%, 03/27/06                     10,231        10,194
                                                   -----------
Total Commercial Paper
  (Cost $42,909) ($ Thousands)                         42,909
                                                   -----------
MASTER NOTES (C) (E) (K) -- 1.8%
  Bank of America
    4.633%, 03/01/06                     25,576        25,576
  Bear Stearns
    4.683%, 03/01/06                     12,277        12,277
                                                   -----------
Total Master Notes
  (Cost $37,853) ($ Thousands)                         37,853
                                                   -----------
CASH EQUIVALENTS  -- 1.4%
  First Union Cash Management
      Program, 4.10% **               1,816,400         1,816
  SEI Daily Income Trust, Prime
    Obligation Fund,
    Cl A, 4.39% ** ++                27,756,347        27,756
                                                   -----------
Total Cash Equivalents
  (Cost $29,572) ($ Thousands)                         29,572
                                                   -----------
FOREIGN STOCK  -- 1.0%
  Canaccord Capital                     205,100         3,145
  Cardiome Pharma*                       60,787           725
  Compton Petroleum*                     91,800         1,197
  Dundee Real Estate
     Investment Trust +                 145,710         1,559
  Dundee Wealth Management               78,100         1,423
  First Quantum Minerals                101,800         3,238
  Focus Media Holding ADR*               11,800           617
  Grande Cache Coal*                    404,800         1,014
  Innospec                               26,800           624
  OPTI Canada*                           90,714         3,295
  Railpower Technologies*               351,900         1,268
  Sherritt International*               174,100         1,556
  Synenco Energy, Cl A*                 106,900         2,208
  Synenco Ernergy (G) (H) (I)*           27,419           453
  United America Indemnity, Cl A*         7,382           168
                                                   -----------
Total Foreign Stock
  (Cost $18,124) ($ Thousands)                         22,490
                                                   -----------
EXCHANGE TRADED FUNDS  -- 0.2%
  iShares Russell 2000 Index Fund (B)*   54,020         3,921


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006


----------------------------------------------------------------
                             Shares/Face Amount   Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  iShares S&P SmallCap 600/BARRA
      Value Index Fund*                   2,870    $      200
                                                   -----------
Total Exchange Traded Funds
  (Cost $3,308) ($ Thousands)                           4,121
                                                   -----------
U.S. TREASURY OBLIGATION -- 0.1%
U.S. Treasury Bills (A)
    4.207%, 05/25/06                  $   1,535         1,519
                                                   -----------
Total U.S. Treasury Obligation
  (Cost $1,520) ($ Thousands)                           1,519
                                                   -----------
WARRANTS  -- 0.0%
                                    Number of
                                    Warrants
                                    ---------
  Parkervision (G) (H) (I) (M)*           7,500            25
  Washington Mutual,
  Expires 12/26/50*                     279,961            39
                                                   -----------
Total Warrants
  (Cost $56) ($ Thousands)                                 64
                                                   -----------
REPURCHASE AGREEMENTS (C) (L) -- 5.7%
Barclays Capital
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06,
  repurchase price $11,956,581
  (collateralized by a
  U.S. Government Obligation,
  par value $12,473,651, 0.000%,
  08/15/06; with total market
  value $12,194,241)                     11,955        11,955
Deutsche Bank
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06,
  repurchase price $46,043,534
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value $253,717-
  $20,461,019, 0.000%-5.600%,
  05/30/06-10/29/19; with total
  market value $46,958,554)              46,038        46,038
Lehman Brothers
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06,
  repurchase price $62,107,059
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value $209,214-
  $25,673,464, 0.000%-8.875%,
  04/25/07-03/23/28; with total
  market value $63,341,608)              62,099        62,099
                                                   -----------
Total Repurchase Agreements
  (Cost $120,092) ($ Thousands)                       120,092
                                                   -----------

Total Investments -- 129.3%
  (Cost $2,412,416) ($ Thousands)++                $2,743,029
                                                   ===========


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006

Futures -- A summary of the open futures contracts held by the Fund at February 28, 2006, is as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                               Number of                Contract                                   Unrealized
                                               Contracts                 Value               Expiration           Appreciation
Type of Contract                                 Long                ($ Thousands)              Date             ($ Thousands)
--------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index E-MINI                         321                  $  23,497             March 2006           $    846
                                                                                                                  ========




Restricted Securities -- At February 28, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of
1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at
February 28, 2006, were as follows:


                                     Number of   Acquisition    Right to             Cost            Market Value      % of Net
                                      Shares        Date      Acquire Date      ($ Thousands)       ($ Thousands)       Assets
----------------------------------------------------------------------------------------------------------------------------------

                 Parkervision          33,000     02/03/06      02/03/06             $ 248               $  267          0.01%

        Parkervision Warrants          7,500      06/20/05      06/20/05                16                   25          0.00

                  Spatialight          95,000     01/12/06      01/12/06               249                  259          0.01
               Synenco Energy          27,419     08/22/05      08/22/05               317                  453          0.02
                                                                                     ------             --------        ------
                                                                                     $ 830              $ 1,004          0.04%
                                                                                     ======             ========        ======




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006


Percentages are based on Net Assets of $2,121,575 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of February 28, 2006.

+ Real Estate Investment Trusts.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at February 28, 2006. The total value of securities on loan at February 28, 2006 was $598,186 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2006 was $628,343 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2006.

(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(G) Securities considered illiquid. The total value of such securities as of February 28, 2006 was $478 ($ Thousands) and represents 0.02% of Net Assets.

(H) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2006 was $2,796 ($ Thousands) and represented 0.13% of Net Assets.

(I) This security considered restricted. The total value of such securities as of February 28, 2006 was $1,004 ($ Thousands) and represented 0.04% of Net Assets.

(J) The date reported on the Schedule of Investments is the date in effect as of February 28, 2006.

(K) The date shown is the earlier of the reset date or the demand date.

(L) Tri-Party Repurchase Agreements.

(M) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small Cap Fund
February 28, 2006



++ At February 28, 2006, the tax basis cost of the Fund's investments was $2,412,416 ($ Thousands), and the unrealized appreciation and depreciation were $407,654 ($ Thousands) and $(77,041) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 96.1%

CONSUMER DISCRETIONARY -- 15.0%
  Accuride (B)*                          12,900    $      146
  Advance Auto Parts*                    28,500         1,178
  Alderwoods Group*                       7,800           133
  America's Car-Mart (B)*                80,501         1,483
  American Greetings, Cl A (B)           28,200           592
  Ameristar Casinos                      11,700           258
  AnnTaylor Stores (B)*                  43,750         1,588
  Arctic Cat                             59,773         1,435
  Autoliv                                68,200         3,652
  Autonation (B)*                        39,700           830
  Barnes & Noble                         66,600         2,868
  Black & Decker (B)                      8,600           736
  Blount International*                  67,400         1,101
  Bluegreen*                              2,800            44
  Borders Group*                         56,500         1,363
  BorgWarner                             20,900         1,166
  Bright Horizons Family Solutions*      52,600         1,763
  Brinker International                  44,550         1,856
  Brown Shoe                             23,200         1,107
  Brunswick                              33,504         1,314
  Buckle                                  4,400           168
  Build-A-Bear Workshop (B)*             42,900         1,241
  Building Material Holding (B)          18,600         1,252
  Carter's (B)*                          43,700         2,796
  Catalina Marketing                     28,200           625
  Cato, Cl A                             78,850         1,646
  CBRL Group                             21,200           942
  CEC Entertainment*                      6,650           217
  Charming Shoppes*                      98,600         1,320
  Cheesecake Factory (B)*                54,400         1,967
  Chico's FAS (B)*                       25,154         1,184
  Circuit City Stores (B)                23,200           558
  CKX*                                   46,900           676
  Coach*                                108,500         3,876
  Coldwater Creek (B)*                   68,150         1,531
  Columbia Sportswear (B)*                3,000           151
  Corinthian Colleges (B)*              125,300         1,624
  Corporate Executive Board (B)          14,600         1,460
  Cosi*                                 122,400         1,140
  CSK Auto*                              39,700           632
  Depomed (B)*                          123,000           806
  Dick's Sporting Goods (B)*             36,000         1,364
  Dollar Tree Stores (B)*                34,300           941
  Dover Downs Gaming &
    Entertainment                         3,800            63
  Drew Industries (B)*                    3,600           117
  Eddie Bauer Holdings*                 141,800         2,113
  Education Management*                  29,700         1,117
  Emmis Communications, Cl A*             4,700            77
  Entercom Communications*               33,504           944
  Escala Group (B)*                      17,200           427
  Finish Line, Cl A                      74,500         1,247
  Foot Locker                            35,281           815
  Four Seasons Hotels                    14,700           833
  FTD Group*                              4,300            40
  Furniture Brands International         54,300         1,342
  GameStop, Cl A (B)*                    48,000         1,921
  Gaylord Entertainment (B)*             40,100         1,790
  Genesco*                               24,000           974
  Genesee & Wyoming, Cl A*               30,989         1,418
  Getty Images (B)*                      21,200         1,718
  Gildan Activewear*                     28,500         1,423
  Golf Galaxy*                           71,500         1,421
  Goodyear Tire & Rubber (B)*           224,300         3,214

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Gray Television                       147,300    $    1,240
  Group 1 Automotive*                    41,500         1,589
  GSI Commerce (B)*                     102,348         1,632
  GTECH Holdings                         43,300         1,445
  Gymboree*                              52,700         1,205
  Handleman                              21,700           213
  Harman International Industries        20,500         2,262
  Herman Miller                          93,500         2,823
  Hibbett Sporting Goods (B)*           122,100         3,917
  Hovnanian Enterprises, Cl A (B)*       36,600         1,688
  ITT Educational Services (B)*          27,600         1,711
  Jack in the Box (B)*                   25,600         1,024
  Jakks Pacific*                         23,700           588
  Jarden (B)*                            85,450         2,563
  John Wiley & Sons, Cl A                 1,900            72
  Jones Apparel Group (B)               130,278         3,768
  KB Home (B)                            21,200         1,421
  Kerzner International (B)*             34,710         2,336
  Laureate Education (B)*                26,712         1,383
  Lear                                   36,351           758
  Life Time Fitness*                     28,400         1,192
  Lin TV, Cl A*                         119,400         1,114
  LKQ*                                   60,716         1,337
  Lodgenet Entertainment*                 8,000           114
  Lone Star Steakhouse & Saloon          40,200         1,084
  Maytag                                 24,200           416
  MDC Holdings (B)                       26,800         1,643
  Media General, Cl A                    18,405           922
  Meritage Homes (B)*                    21,400         1,253
  Morningstar*                            6,900           294
  Nautilus Group (B)                    107,300         1,765
  Nutri/System (B)*                      35,600         1,530
  OfficeMax                              68,300         2,003
  Orient-Express Hotels, Cl A            33,500         1,168
  Outback Steakhouse (B)                 16,200           677
  Palm Harbor Homes (B)*                 71,081         1,489
  Panera Bread, Cl A (B)*                12,400           879
  Pantry (B)*                             8,600           509
  Penn National Gaming (B)*              41,200         1,429
  Phillips-Van Heusen                    37,000         1,314
  Pinnacle Entertainment (B)*           132,332         3,712
  Pixar (B)*                             61,900         3,949
  Polaris Industries (B)                 12,000           601
  Polo Ralph Lauren                      27,100         1,571
  ProQuest*                               8,600           183
  Quiksilver (B)*                       202,500         2,936
  R.H. Donnelley*                        20,734         1,265
  Radio One, Cl D*                        5,800            48
  Reader's Digest Association            27,400           416
  Regis (B)                              64,300         2,461
  Rent-A-Center (B)*                     43,900         1,025
  Royal Caribbean Cruises (B)            44,000         1,939
  Ryland Group (B)                       14,200           990
  Saks*                                  53,800         1,017
  Scholastic*                             8,098           238
  SCP Pool                               23,700         1,030
  Sinclair Broadcast Group, Cl A (B)     30,800           221
  Snap-On                                37,100         1,444
  Sonic (B)*                             53,100         1,678
  Sonic Automotive                       16,000           424
  Sotheby's Holdings, Cl A*               2,200            46
  Standard-Pacific                       23,600           775
  Stanley Works (B)                      43,300         2,171
  Starwood Hotels & Resorts
    Worldwide                            44,700         2,838
  Stewart Enterprises, Cl A              16,500            84
  Stride Rite                            60,500           841
  Technical Olympic USA (B)              47,600         1,008
  Tenneco*                               34,900           790


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Timberland, Cl A (B)*                  33,100    $    1,160
  Tractor Supply*                         6,200           392
  Trans World Entertainment*             48,100           289
  Triarc, Cl A                           58,300           990
  TRW Automotive Holdings*                6,400           164
  Tupperware Brands (B)                  32,700           693
  Under Armour (B)*                      39,300         1,108
  United Auto Group                      16,700           722
  Urban Outfitters (B)*                 109,300         3,071
  Value Line                              6,200           210
  VF                                     20,000         1,096
  Warnaco Group*                         69,550         1,614
  Weight Watchers International (B)*     36,900         1,936
  Whirlpool (B)                          21,400         1,922
  Williams-Sonoma (B)*                   30,000         1,215
  Wynn Resorts (B)*                      33,000         2,193
  Yankee Candle*                         68,200         1,981
                                                   -----------
                                                      187,971
                                                   -----------
CONSUMER STAPLES -- 2.1%
  BJ's Wholesale Club*                   84,100         2,663
  Casey's General Stores                  4,900           128
  Chattem (B)*                           16,200           632
  Del Monte Foods*                      108,100         1,176
  Delta & Pine Land                       7,100           180
  Energizer Holdings (B)*                36,100         1,972
  Gold Kist*                            107,900         1,432
  Hain Celestial Group*                  65,000         1,517
  Hormel Foods                           36,217         1,247
  Lance                                  35,000           761
  Loews - Carolina Group                 33,520         1,592
  Longs Drug Stores (B)                  39,100         1,500
  Molson Coors Brewing, Cl B             10,600           665
  Nash Finch (B)                         25,300           784
  NBTY (B)*                              85,900         1,881
  Parlux Fragrances (B)*                  4,800           166
  PepsiAmericas (B)                      81,400         1,947
  Pilgrim's Pride (B)                    49,600         1,144
  Premium Standard Farms*                82,200         1,233
  Ralcorp Holdings*                      12,800           494
  Sanderson Farms (B)                    22,800           532
  Supervalu                              67,400         2,130
  Tyson Foods, Cl A                      44,100           597
                                                   -----------
                                                       26,373
                                                   -----------
ENERGY -- 5.7%
  Alon USA Energy*                       38,900           757
  Arch Coal                               7,300           534
  Arlington Tankers*                     55,800         1,275
  Basic Energy Services*                 48,200         1,112
  Bronco Drilling (B)*                   50,000         1,211
  Cabot Oil & Gas                        29,150         1,319
  Callon Petroleum*                       3,700            65
  CNX Gas*                               33,900           730
  Comstock Resources (B)*                35,300           992
  Cooper Cameron (B)*                   105,900         4,289
  Denbury Resources*                     77,000         2,183
  Encore Acquisition (B)*                48,700         1,492
  Energy Partners (B)*                   41,300           950
  ENSCO International (B)                33,300         1,488
  EXCO Resources*                       155,250         1,987
  Forest Oil*                             3,300           164
  Foundation Coal Holdings*              39,422         1,577
  Frontier Oil                           26,200         1,212
  Giant Industries*                      21,140         1,230
  Global Industries (B)*                102,300         1,300

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Goodrich Petroleum*                    41,877   $     1,013
  Grant Prideco*                         22,300           902
  Hansen Natural (B)*                     6,625           618
  Harvest Natural Resources (B)*         15,200           137
  Helix Energy Solutions Group (B)*     141,600         4,986
  Hercules Offshore*                     36,000         1,094
  Holly                                  23,006         1,373
  Houston Exploration*                   16,200           937
  Hydril*                                12,600           848
  KCS Energy*                            10,500           248
  KFX (B)*                               71,700         1,497
  Maritrans                              45,000         1,024
  Massey Energy (B)                      59,688         2,220
  NS Group (B)*                          18,400           751
  Oil States International*              25,256           872
  Parker Drilling*                       41,950           388
  Patterson-UTI Energy                   41,300         1,138
  Penn Virginia                          25,700         1,590
  Petroleum Development*                  1,900            82
  Plains Exploration & Production*        9,800           399
  Range Resources                        79,221         1,896
  Smith International (B)                37,500         1,452
  Stone Energy*                          56,400         2,335
  Sunoco                                 31,600         2,342
  Superior Energy Services*              28,650           745
  Swift Energy (B)*                      56,500         2,190
  Syntroleum (B)*                       128,100         1,130
  Tesoro                                 36,800         2,223
  Ultra Petroleum*                       13,600           708
  Unit*                                  12,800           681
  Veritas DGC (B)*                       57,700         2,431
  W&T Offshore (B)*                      17,300           673
  W-H Energy Services*                    9,100           359
  Western Refining*                      91,600         1,488
  Whiting Petroleum (B)*                 85,874         3,486
                                                   -----------
                                                       72,123
                                                   -----------
FINANCIALS -- 21.9%
  A.G. Edwards                           38,100         1,703
  Acadia Realty Trust +                  50,800         1,114
  Accredited Home Lenders
     Holding (B)*                        38,317         2,043
  Advance America Cash Advance
  Centers                                 2,800            39
  Advanta, Cl B                          39,900         1,399
  Affiliated Managers Group (B)*        107,850        10,616
  AmCOMP (B)*                           156,200         1,406
  American Financial Group               20,100           832
  American Home Mortgage
     Investment +                        84,300         2,403
  AmeriCredit (B)*                       63,000         1,858
  AmerUs Group (B)                       17,900         1,078
  Anchor Bancorp Wisconsin                4,900           149
  Annaly Mortgage Management +          106,850         1,255
  Anthracite Capital +                   79,000           847
  Apartment Investment &
     Management, Cl A + (B)              37,400         1,657
  Arbor Realty Trust + (B)                5,700           150
  Arch Capital Group*                    23,862         1,350
  Archstone-Smith Trust +                57,900         2,744
  Ashford Hospitality Trust +            16,354           204
  Aspen Insurance Holdings               73,000         1,694
  Asset Acceptance Capital*               2,900            58
  Associated Banc-Corp (B)               25,600           882
  Assurant                               50,200         2,279
  Assured Guaranty                       65,673         1,734
  Asta Funding (B)                       14,500           505


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Astoria Financial                      33,900   $       972
  AvalonBay Communities + (B)            34,400         3,543
  Bancfirst                                 800            68
  Bank of Hawaii                         31,900         1,703
  Bank of the Ozarks                      2,600            92
  BioMed Realty Trust +                   9,600           266
  Boston Properties + (B)                27,400         2,320
  Brandywine Realty Trust +             110,050         3,232
  BRE Properties, Cl A +                 42,800         2,327
  Calamos Asset Management, Cl A         49,200         1,888
  Camden Property Trust +                26,550         1,748
  Capital of the West                     7,391           249
  Capital Trust, Cl A +                   3,500           118
  CapitalSource + (B)                   121,551         2,991
  Cascade Bancorp                         1,300            34
  CBL & Associates Properties +          18,200           775
  Cbot Holdings, Cl A (B)*               12,100         1,422
  Cedar Shopping Centers +                3,500            53
  Center Financial                        5,500           127
  CentraCore Properties Trust +           2,500            68
  Central Pacific Financial              54,220         2,006
  Chemical Financial                     32,900         1,059
  CIT Group                              13,600           731
  City National                          59,400         4,512
  Colonial BancGroup                    139,500         3,503
  Colonial Properties Trust + (B)        27,000         1,305
  Columbia Banking System                 8,300           278
  Commerce Bancshares (B)                25,620         1,321
  Commercial Net Lease Realty + (B)       8,600           196
  Community Bank System                  33,600           728
  Compass Bancshares                     37,300         1,875
  CompuCredit (B)*                       39,200         1,482
  Conseco*                               51,860         1,288
  Corporate Office Properties Trust+    163,651         6,795
  Corus Bankshares (B)                   30,900         1,856
  Crescent Real Estate Equities +        74,800         1,575
  Cullen/Frost Bankers                   25,300         1,395
  DiamondRock Hospitality +              64,900           833
  Digital Realty Trust +                 12,200           337
  Dime Community Bancshares             119,947         1,641
  Doral Financial                        48,400           540
  Downey Financial (B)                   28,050         1,783
  E*Trade Financial*                    208,400         5,331
  East West Bancorp (B)                  52,600         1,982
  Education Realty Trust +              119,400         1,612
  Endurance Specialty Holdings           34,900         1,099
  Entertainment Properties Trust +        2,500           103
  Equity Inns +                          15,700           243
  Equity Residential + (B)               37,200         1,684
  Extra Space Storage + (B)              91,700         1,375
  Federal Realty Investment Trust + (B)  30,500         2,126
  Federated Investors, Cl B               9,400           366
  FelCor Lodging Trust +                 30,200           599
  First American                          8,800           371
  First Cash Financial Services*          2,200            38
  First Citizens Bancshares, Cl A         4,000           749
  First Community Bancorp (B)             2,100           125
  First Horizon National                 67,450         2,638
  First Indiana                           1,250            34
  First Industrial Realty Trust + (B)     6,600           255
  First Niagara Financial Group (B)      72,900         1,027
  First Regional Bancorp*                 1,000            84
  First Republic Bank                    35,900         1,303
  FirstFed Financial (B)*                56,750         3,406
  Franklin Bank*                          6,600           113
  Fremont General (B)                    34,900           828

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Friedman Billings Ramsey Group,
     Cl A + (B)                         138,600   $     1,380
  Global Signal +                        25,400         1,179
  Gramercy Capital + (B)                  7,700           202
  Hanmi Financial                         8,200           147
  Hanover Insurance Group                87,050         4,218
  HCC Insurance Holdings                 47,150         1,518
  Heritage Property Investment
  Trust +                                 3,000           115
  Highbury Financial*                    68,000           442
  Highwoods Properties +                 48,300         1,563
  Horace Mann Educators                  78,400         1,462
  Host Marriott + (B)                   200,600         3,898
  HRPT Properties Trust +               218,400         2,341
  Hudson City Bancorp                   105,400         1,361
  Huntington Bancshares (B)              47,500         1,142
  IMPAC Mortgage Holdings + (B)          17,400           145
  IndyMac Bancorp (B)                    21,800           846
  Innkeepers USA Trust +                 22,100           387
  Investment Technology Group (B)*       23,700         1,078
  Irwin Financial                        37,700           756
  Jackson Hewitt Tax Service             17,300           491
  Jefferies Group                        16,100           918
  JER Investors Trust +                  28,800           503
  Jones Lang LaSalle*                    10,000           677
  Kansas City Life Insurance             18,200           917
  KNBT Bancorp                           56,900           900
  Lakeland Financial                        300            13
  LandAmerica Financial Group            27,700         1,848
  LaSalle Hotel Properties +             29,200         1,167
  Lazard, Cl A (B)                       46,600         1,793
  LTC Properties +                        5,500           122
  Macerich +                             30,500         2,198
  Mack-Cali Realty +                     60,300         2,707
  Max Re Capital                         75,300         1,838
  Medical Properties Trust +            147,701         1,480
  Mercantile Bankshares                  28,500         1,089
  MFA Mortgage Investments +            156,000           924
  MGIC Investment                        21,500         1,371
  Nara Bancorp                            8,100           142
  Nasdaq Stock Market (B)*               43,800         1,774
  National Financial Partners            39,200         2,307
  Nationwide Financial Services, Cl A    86,900         3,725
  New York Community Bancorp            154,150         2,601
  Novastar Financial + (B)                9,000           276
  Nuveen Investments, Cl A               63,100         3,040
  Old National Bancorp                   39,600           841
  Old Second Bancorp                      1,400            45
  Omega Healthcare Investors +           30,600           396
  optionsXpress Holdings (B)*            45,400         1,397
  PartnerRe                              18,500         1,121
  PFF Bancorp                            53,150         1,671
  Philadelphia Consolidated Holding*      2,300           246
  Placer Sierra Bancshares                9,045           238
  Platinum Underwriters Holdings         87,310         2,673
  Portfolio Recovery Associates (B)*     16,100           787
  Post Properties + (B)                  48,400         2,149
  Preferred Bank                          1,100            53
  Premierwest Bancorp                     2,400            43
  Presidential Life                      23,200           508
  Prologis +                             84,100         4,417
  Prosperity Bancshares                   1,600            46
  Radian Group                           60,800         3,450
  RAIT Investment Trust +                49,400         1,349
  Rayonier + (B)                         38,650         1,666
  Reckson Associates Realty + (B)       102,000         4,172
  Regency Centers +                      19,800         1,277
  Reinsurance Group of America           17,400           804


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Saxon Capital +                        88,841    $      884
  Security Bank                           1,100            25
  Selective Insurance Group               2,100           114
  Shurgard Storage Centers, Cl A +       26,800         1,719
  Sierra Bancorp                            800            20
  Simon Property Group + (B)             37,900         3,145
  SL Green Realty + (B)                  36,100         3,137
  South Financial Group                  70,775         1,862
  Sovereign Bancorp                      68,800         1,433
  Stancorp Financial Group               27,400         1,482
  Sterling Financial,
    Washington Shares (B)                51,550         1,492
  Stewart Information Services           15,200           714
  Strategic Hotels & Resorts +          159,000         3,434
  Suffolk Bancorp                         1,500            51
  Sunstone Hotel Investors + (B)         30,700           901
  SVB Financial Group (B)*               76,400         3,896
  TAC Acquisition*                      205,900         1,334
  TAL International Group (B)*           78,300         1,671
  Taubman Centers +                      24,400           970
  Thornburg Mortgage +                   60,223         1,564
  TierOne (B)                             6,000           198
  Trizec Properties + (B)                75,100         1,823
  Trustmark                              98,100         2,958
  Trustreet Properties +                 57,100           828
  U-Store-It Trust +                     67,400         1,501
  Umpqua Holdings                        38,500         1,037
  Union Bankshares                          900            41
  United Bankshares                      49,900         1,870
  Unitrin                                41,700         2,016
  Universal American Financial*          22,200           336
  UnumProvident (B)                     220,200         4,556
  Vineyard National Bancorp (B)           1,300            39
  Virginia Commerce Bancorp*             28,712         1,042
  Waddell & Reed Financial, Cl A         21,500           501
  Westamerica Bancorporation (B)         19,400         1,052
  Wilmington Trust                        1,000            43
  Wilshire Bancorp                        6,200           119
  Wintrust Financial (B)                 51,900         2,734
  World Acceptance*                      31,880           822
  Zenith National Insurance              57,700         2,972
  Zions Bancorporation                   14,533         1,199
                                                   -----------
                                                      274,410
                                                   -----------
HEALTH CARE -- 11.2%
  Affymetrix (B)*                        30,200         1,072
  Albany Molecular Research*             14,500           146
  Alkermes (B)*                          31,000           788
  Alliance Imaging*                       1,100             6
  Alpharma, Cl A (B)                     94,700         2,865
  American Dental Partners*               6,700            87
  Amsurg*                                44,350           972
  Anadys Pharmaceuticals*               126,400         1,643
  Applera - Applied Biosystems Group     57,200         1,617
  Applera - Celera Genomics Group*      115,400         1,326
  Apria Healthcare Group (B)*            15,900           366
  Arena Pharmaceuticals (B)*             51,800           917
  Ariad Pharmaceuticals*                234,600         1,574
  Array Biopharma*                      113,000         1,023
  Aspect Medical Systems*                16,221           435
  Barr Pharmaceuticals*                  15,500         1,041
  Bausch & Lomb                          38,000         2,630
  Beckman Coulter                        18,600         1,003
  Bio-Rad Laboratories, Cl A (B)*        23,700         1,358
  Biosite (B)*                           31,900         1,725
  Caraco Pharmaceutical
  Laboratories*                           2,400            30
  Cephalon (B)*                          66,200         5,262
----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Cerner (B)*                            24,800   $     1,032
  Coley Pharmaceutical Group (B)*        32,900           494
  Community Health Systems*              84,950         3,221
  Conmed*                                 8,500           165
  Cooper                                 13,200           693
  Covance*                               17,800         1,005
  Cubist Pharmaceuticals*               120,800         2,671
  CV Therapeutics (B)*                  153,331         4,126
  Cyberonics (B)*                        17,400           473
  Dade Behring Holdings                  92,100         3,360
  DaVita*                                26,200         1,530
  Dendreon (B)*                         206,900         1,008
  Dentsply International                 31,700         1,807
  Digene (B)*                             6,400           265
  DJ Orthopedics*                         3,100           108
  Encysive Pharmaceuticals*             340,600         3,099
  Endo Pharmaceuticals Holdings (B)*    118,147         3,724
  Enzon Pharmaceuticals*                  8,000            54
  eResearch Technology (B)*              77,100         1,134
  Exelixis*                             141,300         1,535
  Express Scripts*                       22,000         1,920
  First Horizon Pharmaceutical (B)*     125,400         2,573
  Fisher Scientific International (B)*   52,000         3,544
  Genesis HealthCare*                     9,400           374
  HealthTronics*                         11,400            83
  Henry Schein (B)*                      25,000         1,166
  Hillenbrand Industries                  1,800            92
  Human Genome Sciences (B)*            139,800         1,750
  Immucor*                               62,950         1,877
  Incyte (B)*                           160,900           946
  Invitrogen (B)*                        42,100         2,986
  Kindred Healthcare (B)*                37,900           819
  Kinetic Concepts*                      69,000         2,560
  King Pharmaceuticals*                 177,200         2,879
  Kos Pharmaceuticals (B)*               12,500           548
  Lifecell*                               3,300            73
  LifePoint Hospitals*                    4,900           152
  Manor Care                             68,450         2,830
  Martek Biosciences (B)*                35,800         1,220
  Medarex (B)*                          225,900         3,334
  Medcath*                               62,300         1,428
  Mentor (B)                              5,200           224
  MGI Pharma (B)*                       128,900         2,273
  Millipore*                              5,300           367
  Nastech Pharmaceutical (B)*           123,200         2,585
  Nektar Therapeutics (B)*               46,869           980
  Neurometrix*                           27,837         1,000
  NPS Pharmaceuticals (B)*               34,800           534
  Nucryst Pharmaceuticals*               88,700           918
  NuVasive*                              89,648         1,658
  NxStage Medical Inc (B)*              126,552         1,789
  Odyssey HealthCare*                    21,200           399
  Omnicare (B)                           14,600           888
  Onyx Pharmaceuticals*                  11,900           339
  OraSure Technologies*                  17,000           162
  Orchid Cellmark*                      140,164           938
  Orthovita (B)*                        278,459         1,128
  Palomar Medical Technologies*           3,700           118
  Panacos Pharmaceuticals*               78,400           571
  PDL Biopharma (B)*                     94,100         2,946
  Pediatrix Medical Group*                1,800           170
  PerkinElmer                            42,800         1,018
  PolyMedica                             38,300         1,549
  PRA International*                      6,000           158
  Rigel Pharmaceuticals (B)*            118,400         1,125
  Rita Medical Systems*                 213,000           797
  Rotech Healthcare*                     25,900           387
  Senomyx (B)*                           55,900           909


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Spectranetics*                         93,400   $     1,070
  Stratagene*                             3,300            35
  SurModics (B)*                         18,400           713
  Sybron Dental Specialties*             99,240         3,797
  Symmetry Medical*                      68,522         1,420
  Techne (B)*                             7,000           416
  Telik*                                194,800         4,309
  Thermo Electron*                       40,900         1,416
  Triad Hospitals*                       52,900         2,278
  Trimeris*                              38,500           483
  Trizetto Group (B)*                    13,900           233
  U.S. Physical Therapy*                  2,800            54
  United Therapeutics*                   26,100         1,609
  Universal Health Services, Cl B        62,700         3,149
  Varian (B)*                            10,300           411
  Vital Signs                             6,200           317
                                                   -----------
                                                      140,184
                                                   -----------
INDUSTRIALS -- 10.6%
  ABX Air*                               25,300           203
  Actuant, Cl A                          15,900           876
  Acuity Brands                          27,600         1,090
  Advisory Board*                        20,000         1,079
  AGCO*                                 140,600         2,749
  Alaska Air Group (B)*                  46,000         1,474
  Albany International, Cl A (B)         55,300         2,056
  Alliant Techsystems (B)*               16,600         1,269
  Amerco*                                 4,500           400
  American Commercial Lines (B)*         27,300         1,037
  American Reprographics*                61,052         1,752
  AO Smith (B)                           68,400         3,167
  Aries Maritime Transport               97,700         1,379
  Arkansas Best (B)                      20,700           860
  Armor Holdings (B)*                    23,500         1,380
  Aviall*                                96,668         3,688
  Banta                                  36,000         1,754
  Beacon Roofing Supply*                 39,637         1,556
  Brink's                                88,000         4,309
  Builders FirstSource*                  19,300           458
  Clean Harbors*                          1,600            53
  CNF                                     4,400           221
  Consolidated Graphics*                  6,600           337
  CoStar Group (B)*                      37,100         1,915
  Crane                                  12,700           489
  Cummins                                36,000         3,898
  Deluxe                                 12,400           307
  EDO                                    31,500           918
  ElkCorp                                 1,100            40
  EnPro Industries (B)*                  27,700           908
  Esterline Technologies*                 2,000            83
  ExpressJet Holdings*                   88,800           668
  Freightcar America*                    22,700         1,600
  Gardner Denver*                        30,500         1,871
  GATX                                   60,900         2,418
  Genlyte Group*                          4,500           278
  Geo Group*                              2,400            54
  Goodrich                               56,100         2,347
  GrafTech International*               223,500         1,140
  Granite Construction (B)               22,600         1,048
  Griffon*                               27,600           649
  Grubb & Ellis Realty Advisors*        139,800           839
  Grupo Aeroportuario del Sureste ADR    38,700         1,306
  H&E Equipment Services*                32,900           825
  Harsco                                  8,600           686
  Hexcel*                               114,294         2,460
  Huron Consulting Group                 22,800           626
  JB Hunt Transport Services (B)         75,000         1,774

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  John H. Harland                        35,300    $    1,278
  Joy Global                             62,100         3,202
  Kennametal                             70,841         4,143
  Knoll*                                 51,300         1,021
  Laidlaw International*                 50,700         1,399
  Lennox International                   96,900         3,115
  Manpower                               27,650         1,483
  McGrath Rentcorp                        9,100           250
  MSC Industrial Direct, Cl A            50,300         2,383
  Mueller Industries                     44,700         1,476
  Navigant Consulting (B)*              112,400         2,191
  NCI Building Systems (B)*              27,000         1,557
  NCO Group*                             12,700           285
  Oshkosh Truck                          28,100         1,594
  Perini (B)*                             5,700           173
  RailAmerica*                           12,800           127
  Regal-Beloit                           59,100         2,378
  Rentech*                              305,500         1,188
  Republic Services                      44,200         1,718
  Resources Connection (B)*              78,400         2,158
  Ritchie Bros. Auctioneers              30,200         1,441
  Robert Half International              15,200           546
  Ryder System                           74,200         3,290
  Simpson Manufacturing                  23,900           934
  Skywest                                 5,400           156
  Sourcecorp*                             6,000           154
  SPX (B)                                41,100         2,024
  SSA Global Technologies (B)*            6,800           114
  Sun Hydraulics                          2,500            57
  Sypris Solutions                       39,500           410
  Teledyne Technologies*                 11,550           383
  Teleflex                               16,900         1,093
  TeleTech Holdings*                     17,000           210
  Terex*                                 20,900         1,654
  Thomas & Betts*                        69,900         3,439
  Timken                                 33,400           958
  United Industrial (B)                   7,900           408
  United Rentals (B)*                   192,186         6,265
  Universal Forest Products              16,000           989
  UTI Worldwide (B)                      23,200         2,427
  Wabtec                                 42,000         1,387
  Walter Industries (B)                  53,500         3,522
  Washington Group International (B)*    40,800         2,381
  WESCO International (B)*               12,100           694
  Williams Scotsman International*       90,300         2,016
  Xerium Technologies*                    7,300            68
                                                   -----------
                                                      132,433
                                                   -----------
INFORMATION TECHNOLOGY -- 20.9%
  3Com*                                 237,158         1,103
  Activision (B)*                       215,600         2,695
  Adaptec (B)*                          256,400         1,605
  ADC Telecommunications (B)*            59,600         1,509
  Adtran (B)                              9,500           261
  Advanced Digital Information*          16,200           140
  Agere Systems (B)*                     28,570           384
  Agilysys                               10,400           149
  Akamai Technologies (B)*              124,100         3,289
  Alliance Data Systems*                    500            22
  Altera (B)*                           218,400         4,377
  Amdocs*                               152,700         5,057
  AMIS Holdings*                        131,900         1,137
  Amkor Technology*                       9,100            81
  Amphenol, Cl A                         56,100         2,818
  Andrew*                               105,791         1,435
  aQuantive (B)*                        164,300         4,369
  Arrow Electronics*                     54,700         1,903


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Art Technology Group (B)*             485,628    $    1,423
  Aspen Technology (B)*                 131,700         1,578
  Asyst Technologies*                   152,400         1,487
  ATMI*                                  43,635         1,310
  Avaya (B)*                            426,000         4,737
  Avid Technology (B)*                   71,800         3,363
  Avnet*                                 86,288         2,168
  Avocent (B)*                           50,100         1,674
  Axcelis Technologies*                 111,900           773
  Bel Fuse, Cl B                          1,500            50
  Belden CDT                             12,200           315
  Benchmark Electronics*                 42,261         1,488
  BISYS Group*                           32,700           461
  Black Box (B)                          41,900         2,002
  Blackbaud                              69,548         1,273
  BMC Software*                         131,100         2,867
  Brooks Automation*                    195,400         3,066
  Cadence Design Systems (B)*            10,000           177
  Checkfree (B)*                         25,100         1,241
  Cirrus Logic*                          27,500           209
  CNET Networks (B)*                    201,200         2,785
  Cogent (B)*                           103,100         2,398
  Cognex                                 53,648         1,476
  Cognos*                                26,900         1,029
  CommScope*                             97,680         2,343
  Comtech Telecommunications (B)*         6,900           216
  Convergys*                            117,300         2,037
  Covansys*                               5,600            84
  Credence Systems (B)*                 149,900         1,298
  Cree (B)*                             123,800         3,708
  CSG Systems International*             72,500         1,594
  Cymer (B)*                             74,388         3,346
  Cypress Semiconductor (B)*             60,573         1,076
  Dot Hill Systems*                     138,300           935
  Earthlink (B)*                        175,900         1,745
  EFJ*                                   30,800           357
  Electronics for Imaging*               39,200         1,051
  Emulex*                                43,000           765
  EPIQ Systems*                           3,200            70
  F5 Networks (B)*                       36,350         2,465
  Factset Research Systems                9,300           364
  Fair Isaac (B)                         27,500         1,172
  Fairchild Semiconductor
    International*                       74,544         1,296
  Fairpoint Communications              155,000         2,181
  FEI (B)*                               32,300           646
  Flextronics International*            305,400         3,295
  Flir Systems (B)*                      72,800         1,881
  Genesis Microchip (B)*                 37,100           798
  Global Payments (B)                    31,700         1,650
  Greatbatch*                            17,700           391
  Harris                                  6,800           311
  Homestore*                             42,600           265
  Hutchinson Technology (B)*            177,414         4,881
  Hyperion Solutions (B)*                39,900         1,339
  Identix (B)*                           84,100           687
  Imation                                26,100         1,144
  Informatica*                          146,500         2,347
  Ingram Micro, Cl A*                    93,700         1,853
  Integrated Device Technology*         167,082         2,481
  IntercontinentalExchange (B)*          28,800         1,577
  Interdigital Communications*           21,900           564
  Intergraph*                             2,200            80
  International Rectifier (B)*           16,900           627
  Internet Security Systems*              6,100           142
  Intersil, Cl A (B)                    113,400         3,214
  Intervideo*                             4,900            55
  InterVoice*                            13,626           117

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Iomega                                237,700    $      666
  Itron (B)*                             24,400         1,451
  Ixia (B)*                             105,800         1,276
  IXYS*                                   4,400            47
  j2 Global Communications (B)*           5,500           240
  Jack Henry & Associates                25,700           566
  Kenexa*                                44,802         1,197
  Komag (B)*                             19,800           927
  Lam Research (B)*                      37,900         1,633
  Lattice Semiconductor*                288,300         1,312
  Lawson Software*                      156,759         1,246
  Leadis Technology*                    166,800           904
  Lexmark International, Cl A*           27,102         1,276
  LSI Logic (B)*                        203,000         1,979
  Magma Design Automation*               20,400           176
  Manhattan Associates*                  21,600           455
  Marchex, Cl B (B)*                     67,135         1,473
  Maxim Integrated Products              38,400         1,501
  MAXIMUS                                31,100         1,135
  Maxtor (B)*                           292,300         2,806
  MEMC Electronic Materials (B)*         26,200           877
  Mettler Toledo International*          38,122         2,309
  Micrel*                                 5,100            71
  Microsemi (B)*                         98,800         3,038
  MicroStrategy, Cl A (B)*                4,700           431
  MKS Instruments*                       14,501           324
  MPS Group*                             51,847           785
  Multi-Fineline Electronix (B)*          7,600           433
  NAVTEQ*                                34,800         1,612
  NCR*                                   59,500         2,385
  Net 1 UEPS Technologies*               44,099         1,385
  Novatel Wireless (B)*                   3,800            31
  Novellus Systems*                     117,450         3,139
  Nuance Communications (B)*            160,600         1,718
  O2Micro International ADR*            155,500         1,959
  Omnivision Technologies (B)*           25,700           655
  ON Semiconductor*                      29,100           192
  Online Resources*                     137,837         1,751
  Openwave Systems (B)*                  57,800         1,147
  OSI Systems (B)*                       65,000         1,349
  PAR Technology (B)*                     3,600            65
  Parametric Technology*                103,800         1,580
  Parkervision (B)*                      49,100           398
  Parkervision (I)*                      58,000           470
  Perficient*                            60,800           664
  Perot Systems, Cl A*                  205,023         3,098
  Phase Forward*                         92,306           918
  Photronics*                            67,386         1,184
  Pixelworks*                           175,000           789
  Plantronics                            53,700         1,856
  Plexus*                                 4,700           158
  Polycom (B)*                          586,300        11,386
  Portalplayer (B)*                       8,700           220
  Progress Software*                      4,600           134
  QLogic (B)*                             5,200           214
  Quality Systems (B)                    19,300         1,336
  Quest Software*                         4,300            63
  Rackable Systems*                      48,800         1,924
  RCN (B)*                               40,500         1,012
  RealNetworks (B)*                      70,700           556
  Red Hat (B)*                           38,800         1,043
  Reynolds & Reynolds, Cl A              82,100         2,274
  RF Micro Devices (B)*                 451,700         3,040
  RightNow Technologies*                 88,683         1,462
  Sabre Holdings, Cl A                  133,600         3,224
  SafeNet (B)*                           52,800         1,316
  Salesforce.com*                        38,800         1,352
  Satyam Computer Services ADR (B)*      42,900         1,765


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Seachange International*               86,000    $      775
  Sirf Technology Holdings (B)*          16,400           614
  Skyworks Solutions*                   275,100         1,447
  Solectron*                            372,800         1,346
  Sonic Solutions (B)*                  113,800         2,065
  Spatialight (B)*                      153,300           464
  Spatialight (I)*                       85,000           232
  Stratasys (B)*                         55,601         1,527
  Sybase (B)*                            63,400         1,352
  Synaptics (B)*                          9,600           226
  Synenco Energy*                        16,100           332
  Synopsys*                             107,600         2,353
  Tech Data*                              5,000           208
  Technitrol                             13,200           289
  Tekelec (B)*                          144,500         1,938
  Tellabs*                              133,400         1,960
  Teradyne (B)*                         182,900         3,071
  Tessera Technologies (B)*              66,324         2,071
  THQ (B)*                               76,700         1,841
  TIBCO Software*                       282,400         2,448
  TNS*                                    3,700            60
  Transaction Systems Architects*         1,400            47
  Trimble Navigation*                    36,000         1,473
  Unica (B)*                            153,400         1,901
  Unisys (B)*                            27,900           186
  United Online (B)*                    206,900         2,485
  Western Digital*                      176,900         3,936
  Wind River Systems*                    59,600           922
  Witness Systems*                       53,100         1,244
  Wright Express (B)*                    56,000         1,346
                                                   -----------
                                                      261,649
                                                   -----------
MATERIALS -- 4.8%
  Airgas                                 54,137         1,970
  AK Steel Holding (B)*                  43,900           487
  Aleris International*                   8,000           343
  Allegheny Technologies                 56,300         2,844
  Aptargroup                             10,700           568
  Ashland                                23,500         1,534
  Bowater (B)                            70,790         1,842
  Buckeye Technologies*                  79,900           704
  Carpenter Technology (B)               36,421         3,044
  Century Aluminum*                      27,620           983
  CF Industries Holdings (B)*            27,900           492
  Cleveland-Cliffs (B)                   12,700         1,093
  Commercial Metals                      52,297         2,368
  Crown Holdings*                        68,100         1,246
  Cytec Industries                       19,830         1,058
  Eastman Chemical (B)                   37,100         1,830
  FMC*                                   35,975         2,188
  Greif, Cl A                            21,800         1,262
  Headwaters (B)*                         2,100            78
  Lafarge North America (B)              30,200         2,503
  Louisiana-Pacific (B)                  32,000           910
  Lubrizol                               64,800         2,803
  Martin Marietta Materials              24,315         2,371
  MeadWestvaco                           28,500           793
  Metal Management                       21,700           612
  Olin                                   10,700           225
  OM Group*                              15,200           322
  Owens-Illinois*                        86,500         1,621
  Packaging of America (B)               29,100           664
  Pactiv*                                53,400         1,224
  PolyOne*                              194,700         1,700
  Quanex (B)                             27,350         1,698
  Reliance Steel & Aluminum (B)          24,400         2,010
  RPM International                      43,000           776

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  RTI International Metals*              18,910    $      795
  Schnitzer Steel Industries, Cl A       44,100         1,371
  Schweitzer-Mauduit International       16,400           421
  Scotts Miracle-Gro, Cl A                4,600           220
  Silgan Holdings                        25,221           994
  Sonoco Products                        64,600         2,114
  Steel Dynamics (B)                     29,500         1,357
  Symyx Technologies*                    54,100         1,569
  Temple-Inland                          15,400           657
  United States Steel (B)                54,600         2,976
  Wellman                                75,500           474
  Wheeling-Pittsburgh*                   67,000         1,116
                                                   -----------
                                                       60,230
                                                   -----------
TELECOMMUNICATION SERVICES -- 0.7%
  American Tower, Cl A*                  68,485         2,180
  Centennial Communications (B)*         12,900            98
  CenturyTel (B)                        108,900         3,918
  Commonwealth Telephone Enterprises     36,600         1,181
  Dobson Communications, Cl A*           21,600           156
  Golden Telecom                          4,100           123
  Premiere Global Services*              26,300           216
  Shenandoah Telecom                        200             9
  Syniverse Holdings*                     9,800           140
  Ubiquitel*                             71,800           702
  US Cellular*                            7,200           396
                                                   -----------
                                                        9,119
                                                   -----------
UTILITIES -- 3.2%
  AGL Resources                          72,100         2,588
  Avista                                 32,400           635
  Black Hills (B)                        68,300         2,361
  Centerpoint Energy (B)                115,800         1,502
  Cleco                                  49,500         1,113
  CMS Energy (B)*                        92,800         1,307
  Duquesne Light Holdings (B)            45,900           796
  El Paso Electric*                      15,300           313
  Energen                                94,800         3,387
  Equitable Resources                    27,000           982
  Idacorp                                34,823         1,147
  ITC Holdings*                          43,600         1,136
  Laclede Group (B)                       7,700           259
  National Fuel Gas (B)                   5,000           162
  New Jersey Resources                   34,873         1,569
  Nicor (B)                              66,800         2,868
  NorthWestern                           50,800         1,648
  NRG Energy*                            23,700         1,025
  OGE Energy (B)                         30,700           883
  Pepco Holdings                         11,300           269
  Pike Electric*                         10,300           196
  Pinnacle West Capital (B)              64,700         2,656
  PNM Resources                          60,700         1,502
  Puget Energy                           65,600         1,414
  Sempra Energy                          15,000           718
  UGI                                    77,650         1,743
  Unisource Energy                        8,400           256
  Vectren                                52,241         1,377
  Westar Energy                          46,200           994
  WGL Holdings                           53,100         1,636
  Wisconsin Energy                       40,450         1,653
                                                   -----------
                                                       40,095
                                                   -----------
Total Common Stock
  (Cost $1,045,706) ($ Thousands)                   1,204,587
                                                   -----------


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
CORPORATE OBLIGATIONS (C) (J) -- 18.2%

FINANCIALS -- 18.2%
  Allstate Life Global Funding II
    MTN (E) (F)
    4.590%, 03/15/07                  $   2,992    $    2,992
  American General Finance (E) (F)
    4.570%, 03/15/07                      9,431         9,429
  American General Finance MTN,
    Ser F
    3.939%, 07/14/06                        650           663
  Bear Stearns, Ser EXL (E)
    4.580%, 03/15/07                     11,577        11,577
  CIT Group MTN (E)
    4.750%, 05/12/06                     16,260        16,260
    4.617%, 04/19/06                      1,626         1,627
  Caterpillar Financial Services
    MTN, Ser F (E)
    4.680%, 07/10/06                      3,252         3,252
  Countrywide Financial MTN,
    Ser A (E)
    4.770%, 11/03/06                      6,829         6,829
    4.550%, 09/13/06                     12,032        12,032
  Dekabank (E) (F)
    4.614%, 02/16/07                     12,032        12,030
  Irish Life & Permanent MTN,
    Ser X (E) (F)
    4.598%, 03/21/07                      8,650         8,648
  Islandsbanki (E) (F)
    4.620%, 03/07/07                      9,756         9,756
    4.620%, 03/22/07                      5,528         5,528
  Jackson National Life Funding
    (E) (F)
    4.570%, 02/01/07                     14,308        14,308
  Kaupthing Bank MTN (E) (F)
    4.630%, 03/20/07                     16,260        16,260
  Landsbanki Islands (E) (F)
    4.650%, 01/16/07                     12,357        12,357
  Liberty Lighthouse US Capital
    MTN (E) (F)
    4.597%, 05/10/06                      6,504         6,500
  Morgan Stanley EXL (E)
    4.630%, 03/02/07                      2,276         2,276
  Morgan Stanley EXL, Ser S (E)
    4.595%, 03/02/07                      3,252         3,252
  Natexis Banques (E) (F)
    4.565%, 03/15/07                      6,341         6,340
  Nationwide Building Society (E) (F)
    4.577%, 09/28/06                      3,577         3,577
    4.570%, 02/07/07                      6,504         6,504
  Nordbank (E) (F)
    4.582%, 03/23/07                     11,057        11,054
  Northern Rock (E) (F)
    4.611%, 03/02/07                      6,699         6,699
  Pacific Life Global Funding (E) (F)
    4.590%, 03/13/07                      4,878         4,878
  Premium Asset Trust,
    Ser 2004-06 (E) (F)
    4.639%, 06/30/06                      6,179         6,183
  Premium Asset Trust,
    Ser 2004-10 (E) (F)
    4.580%, 03/15/07                      9,105         9,105
  SLM EXL, Ser S (E) (F)
    4.570%, 03/15/07                      7,154         7,154
  Sigma Finance MTN
    4.680%, 11/09/06                      3,512         3,512

----------------------------------------------------------------
                                    Face Amount   Value
Description                ($ Thousands)/Shares   ($ Thousands)
----------------------------------------------------------------
  Skandinav Enskilda Bank (E) (F)
    4.566%, 03/19/07                  $   7,154    $    7,154
                                                   -----------
Total Corporate Obligations
  (Cost $227,736) ($ Thousands)                       227,736
                                                   -----------
ASSET-BACKED SECURITIES (C) (E) (F) (J) -- 3.5%

MORTGAGE RELATED SECURITIES -- 3.5%
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    4.740%, 11/10/06                      3,252         3,252
  Commodore, Ser 2003-2A,
    Cl A1MM
    4.560%, 12/12/38                      2,992         2,992
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    4.620%, 10/10/06                      4,878         4,878
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    4.631%, 06/25/06                      6,504         6,504
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    4.920%, 05/18/06                      4,989         4,989
  Park Place Securities NIM
    Trust, Ser MM1, Cl AM4
    4.621%, 05/25/06                      5,011         5,011
  RMAC, Ser 2004-NS3A, Cl A1
    4.570%, 09/12/06                      1,586         1,586
  Saturn Ventures II
    4.630%, 08/07/06                      6,069         6,069
  TIAA Real Estate, Ser 2003 1A,
    Cl A1
    4.635%, 09/28/06                      4,199         4,199
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    4.511%, 06/15/06                      1,626         1,626
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    4.511%, 09/15/06                        975           975
  Witherspoon CDO
    4.596%, 03/15/06                      1,951         1,951
                                                   -----------
Total Asset-Backed Securities
  (Cost $44,032) ($ Thousands)                         44,032
                                                   -----------
CASH EQUIVALENT  -- 2.2%
  SEI Daily Income Trust, Prime
    Obligation Fund,
    Cl A, 4.39% **++                 27,456,268        27,456
                                                   -----------
Total Cash Equivalent
  (Cost $27,456) ($ Thousands)                         27,456
                                                   -----------
COMMERCIAL PAPER (C) (D) -- 2.2%
  Broadhollow Funding
    4.574%, 03/07/06                      4,878         4,871
  Carmel Mounting Funding
    4.575%, 03/10/06                      2,602         2,597
  Elysian Funding LLC
    4.725%, 04/10/06                      3,252         3,228
    4.666%, 03/27/06                      4,878         4,861
    4.628%, 03/15/06                      2,652         2,645
    4.620%, 03/01/06                      2,602         2,595


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                ($ Thousands)/Shares   ($ Thousands)
----------------------------------------------------------------
  Thornburg Mortgage Capital
    Resource
    4.595%, 03/27/06                  $   6,504    $    6,481
                                                   -----------
Total Commercial Paper
  (Cost $27,278) ($ Thousands)                         27,278
                                                   -----------
MASTER NOTES (C)(E)(K) -- 1.9%
  Bank of America
    4.633%, 03/01/06                     16,260        16,260
  Bear Stearns
    4.683%, 03/01/06                      7,804         7,804
                                                   -----------
Total Master Notes
  (Cost $24,064) ($ Thousands)                         24,064
                                                   -----------
FOREIGN STOCK  -- 1.2%
  Amvescap ADR                           77,200         1,471
  Canaccord Capital                     118,000         1,810
  China Medical Technologies ADR (B)*    27,100           936
  Compton Petroleum*                     66,600           869
  Dundee Real Estate Investment
    Trust +                              82,100           787
  Dundee Wealth Management                4,500            43
  Dundee Wealth Management               33,400           815
  First Quantum Minerals                 61,100         1,943
  Grande Cache Coal*                    243,900           611
  OPTI Canada*                           55,800         2,050
  Railpower Technologies*               177,400           639
  Railpower Technologies*                44,700           161
  Sherritt International*               122,500         1,095
  Synenco Energy, Cl A*                  88,400         1,826
  Synenco Ernergy (G) (H) (I)*           12,051           199
                                                   -----------
Total Foreign Stock
  (Cost $13,095) ($ Thousands)                         15,255
                                                   -----------
U.S. TREASURY OBLIGATION -- 0.3%
    U.S. Treasury Bills (A)
    4.207%, 05/25/06                      3,550         3,513
                                                   -----------
Total U.S. Treasury Obligation
  (Cost $3,516) ($ Thousands)                           3,513
                                                   -----------
EXCHANGE TRADED FUNDS (B) -- 0.2%
  Midcap 400 SPDR Trust Ser 1*            9,800         1,385
  NASDAQ 100 Index Tracking Stock*       39,400         1,619
                                                   -----------
Total Exchange Traded Funds
  (Cost $3,001) ($ Thousands)                           3,004
                                                   -----------
WARRANTS  -- 0.0%
                                    Number of
                                    Warrants
                                    ---------
  Parkervision (G) (H) (I) (M)*           6,250            17
                                                   -----------
Total Warrants
  (Cost $13) ($ Thousands)                                 17
                                                   -----------

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
REPURCHASE AGREEMENTS (C)(L) -- 6.1%
Barclays Capital
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06,
  repurchase price $7,601,163
  (collateralized by a
  U.S. Government Obligation,
  par value $7,929,881, 0.000%,
  08/15/06; with total market
  value $7,752,251)                      $7,600    $    7,600
Deutsche Bank
   4.560%, dated 02/28/06, to be
   repurchased on 03/01/06,
   repurchase price $29,271,279
   (collateralized by various
   U.S. Government Obligations,
   ranging in par value $161,295-
   $13,007,694, 0.000%-5.600%,
   05/30/06-10/29/19; with total
   market value $29,852,985)             29,268        29,268
Lehman Brothers
   4.560%, dated 02/28/06, to be
   repurchased on 03/01/06,
   repurchase price $39,483,352
   (collateralized by various
   U.S. Government Obligations,
   ranging in par value $133,004-
   $16,321,404, 0.000%-8.875%,
   04/25/07-03/23/28; with total
   market value $40,268,193)             39,478        39,478
                                                   -----------
Total Repurchase Agreements
  (Cost $76,346) ($ Thousands)                         76,346
                                                   -----------
Total Investments -- 131.9%
  (Cost $1,492,243) ($ Thousands)++                $1,653,288
                                                   ==========


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2006


Futures -- A summary of the open futures contracts held by the Fund at February 28, 2006, is as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                   Number of                Contract                                   Unrealized
                                                   Contracts                 Value               Expiration           Appreciation
Type of Contract                                     Long                ($ Thousands)              Date             ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Russel 2000 Index E-MINI                              203                   $14,860             March 2006              $  504
S&P Mid 400 Index E-MINI                              173                    13,408             March 2006               1,012
                                                                                                                        ------
                                                                                                                        $1,516
                                                                                                                        ======


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2006




Restricted Securities -- At February 28, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of
1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at
February 28, 2006, were as follows:

                                     Number of   Acquisition     Right to            Cost            Market Value      % of Net
                                      Shares         Date      Acquire Date      ($ Thousands)       ($ Thousands)      Assets
------------------------------------------------------------------------------------------------------------------------------------

                 Parkervision          58,000      02/03/06     02/03/06              $ 435               $ 470           0.04   %

        Parkervision Warrants          6,250       06/20/05     06/20/05                 13                  17           0.00
                  Spatialight         85,000       01/12/06     01/12/06                223                 232           0.02
               Synenco Energy         12,051       08/22/05     08/22/05                140                 199           0.02
                                                                                      ------              -----         ------
                                                                                      $  811              $ 918           0.08  %
                                                                                      ======              =====         ======



--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2006



Percentages are based on Net Assets of $1,253,035 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of February 28, 2006.

+ Real Estate Investment Trusts.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at February 28, 2006. The total value of securities on loan at February 28, 2006 was $378,732 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2006 was $399,456 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2006.

(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(G) Securities considered illiquid. The total value of such securities as of February 28, 2006 was $216 ($ Thousands) and represents 0.02% of Net Assets.

(H) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2006 was $216 ($Thousands) and represents 0.02% of Net Assets.

(I) This security considered restricted. The total value of such securities as of February 28, 2006 was $918 ($ Thousands) and represented 0.08% of Net Assets.

(J) The date reported on the Schedule of Investments is the date in effect as of February 28, 2006.

(K) The date shown is the earlier of the reset date or the demand date.

(L) Tri-Party Repurchase Agreements.

(M) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
SPDR -- Standard & Poor's Depositary Receipts


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2006



++ At February 28, 2006, the tax basis cost of the Fund's investments was $1,492,243 ($ Thousands), and the unrealized appreciation and depreciation were $188,869 ($ Thousands) and $(27,824) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
CORPORATE OBLIGATIONS  -- 34.1%

CONSUMER DISCRETIONARY -- 1.5%
  COX Communications
    7.875%, 08/15/09                   $    440    $      469
    7.125%, 10/01/12                      1,035         1,105
  COX Communications MTN
    6.850%, 01/15/18                        436           451
  Cisco Systems (K)
    5.500%, 02/22/16                      2,075         2,089
  Clear Channel Communications
    5.500%, 09/15/14                      1,040           983
    4.250%, 05/15/09                      1,040           995
  Comcast
    6.500%, 01/15/15                      2,130         2,229
    5.900%, 03/15/16                        825           824
    5.650%, 06/15/35                      1,819         1,664
  Comcast Cable Communications
    8.375%, 03/15/13                      1,670         1,915
  Comcast Cable Communications (K)
    6.750%, 01/30/11                      5,950         6,245
  Continental Cablevision
    9.000%, 09/01/08                        710           768
    8.300%, 05/15/06                        875           880
  DaimlerChrysler
    8.500%, 01/18/31                      1,315         1,603
    7.300%, 01/15/12                      1,995         2,140
    6.500%, 11/15/13                      1,695         1,752
  Ford Motor
    9.980%, 02/15/47                      3,000         2,332
    7.500%, 08/01/26                      2,100         1,438
    7.125%, 11/15/25                      4,585         3,141
    6.375%, 02/01/29                      5,500         3,575
  Ford Motor (K)
    7.450%, 07/16/31                      2,770         1,967
  General Motors (K)
    8.375%, 07/15/33                      3,730         2,630
  Liberty Media (F)
    5.991%, 09/17/06                      2,281         2,291
  May Department Stores
    3.950%, 07/15/07                      1,161         1,138
  News America
    6.200%, 12/15/34                        295           292
  News America (C) (K)
    6.400%, 12/15/35                      3,502         3,524
  Oracle/Ozark Holdings (C)
    5.000%, 01/15/11                      2,080         2,053
  Target
    4.000%, 06/15/13                        355           332
  Time Warner
    7.700%, 05/01/32                      2,490         2,868
    7.700%, 05/01/32                      5,605         6,455
    6.875%, 05/01/12                        350           373
  Time Warner Entertainment
    8.375%, 07/15/33                      1,900         2,281
  Tulane University of Louisiana (F)
    5.549%, 11/15/12                      1,714         1,722
  Viacom (K)
    5.625%, 08/15/12                      1,690         1,692
  Wal-Mart Stores
    5.250%, 09/01/35                      1,155         1,113
                                                   -----------
                                                       67,329
                                                   -----------
CONSUMER STAPLES -- 0.3%
  Altria Group
    7.750%, 01/15/27                      1,765         2,092
    7.000%, 11/04/13                      1,770         1,923

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Delhaize America
    9.000%, 04/15/31                   $    710    $      847
  Kraft Foods
    6.500%, 11/01/31                        860           942
    5.625%, 11/01/11                      1,485         1,504
  Paribas, Ser 1986 (F)
    4.625%, 07/11/86                        693           599
  Philip Morris Capital
    7.500%, 07/16/09                      1,155         1,212
  RJ Reynolds Tobacco Holdings,
     Ser B
    7.875%, 05/15/09                      1,630         1,707
    7.750%, 05/15/06                      3,760         3,779
                                                   -----------
                                                       14,605
                                                   -----------
ENERGY -- 1.7%
  Amerada Hess
    7.300%, 08/15/31                      5,725         6,723
  Amerada Hess (K)
    7.125%, 03/15/33                        725           836
  Anadarko Finance, Ser B
    7.500%, 05/01/31                      1,743         2,140
  BP Canada Finance
    3.625%, 01/15/09                      2,740         2,640
  Cameron Highway Oil Pipe,
    Ser A (C)
    5.860%, 12/15/17                      2,005         1,983
  Canadian National Resources
    5.850%, 02/01/35                        625           630
  Conoco Funding
    7.250%, 10/15/31                        885         1,091
    6.950%, 04/15/29                      5,695         6,770
    6.350%, 10/15/11                        430           453
  ConocoPhillips (K)
    5.900%, 10/15/32                      1,255         1,332
    4.750%, 10/15/12                      2,500         2,456
  Devon Energy
    7.950%, 04/15/32                      3,725         4,819
  Duke Capital LLC
    8.000%, 10/01/19                      1,540         1,819
  EMP Nacional del Petrole (C)
    6.750%, 11/15/12                        171           182
    4.875%, 03/15/14                        857           812
  El Paso (C)
    6.950%, 06/01/28                      2,250         2,182
  El Paso MTN
    7.800%, 08/01/31                      2,100         2,226
  El Paso MTN (K)
    7.750%, 01/15/32                      3,375         3,586
  Encana
    6.500%, 08/15/34                        851           951
  Energy Transfer Partners (C)
    5.650%, 08/01/12                      3,870         3,842
  International Lease Finance
    5.000%, 04/15/10                        434           429
  Kansas Gas & Electric
    5.647%, 03/29/21                      2,085         2,047
  Kinder Morgan
    6.500%, 09/01/12                        735           773
  Kinder Morgan Finance (C)
    5.350%, 01/05/11                      1,919         1,907
  Kinder Morgan Finance (C) (K)
    6.400%, 01/05/36                      1,080         1,114
  Magellan Midstream Partners
    5.650%, 10/15/16                      1,360         1,355

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Mantis Reef II (C)
    4.799%, 11/03/09                   $  1,095    $    1,065
  Pemex Project Funding Master
    Trust
    6.625%, 06/15/35                        520           543
  Pemex Project Funding Master
    Trust (C)
    6.625%, 06/15/35                      2,909         3,036
    5.750%, 12/15/15                        757           756
  Pemex Project Funding Master
    Trust (C) (F)
    5.791%, 06/15/10                      1,411         1,453
  Pemex Project Funding Master
    Trust (K)
    7.375%, 12/15/14                        535           595
  Petro-Canada
    5.950%, 05/15/35                      1,065         1,079
  Petroleum Export (C)
    5.265%, 06/15/11                        604           593
  Ras Laffan LNG II (C)
    5.298%, 09/30/20                        770           749
  Williams
    8.750%, 03/15/32                      2,840         3,436
    7.750%, 06/15/31                        740           817
  Williams, Ser A
    7.500%, 01/15/31                        310           334
  XTO Energy
    7.500%, 04/15/12                        630           701
    6.250%, 04/15/13                      3,195         3,361
  YPF Sociedad Anonima MTN, Ser A
    7.750%, 08/27/07                      3,000         3,082
                                                   -----------
                                                       76,698
                                                   -----------
FINANCIALS -- 23.7%
  AMBAC Financial Group
    5.950%, 12/05/35                        620           630
  ASIF Global Financing XIX (C)
    4.900%, 01/17/13                      1,150         1,124
  Aegon (F)
    5.021%, 07/29/49                      1,114         1,003
  Aegon Funding
    5.750%, 12/15/20                        775           782
  Aiful (C)
    5.000%, 08/10/10                      2,620         2,561
  Allstate Life Global Funding II
    MTN (F) (J) (L) (M)
    4.590%, 03/15/07                      8,393         8,393
  American General Finance
    3.875%, 10/01/09                      2,855         2,725
  American General Finance (F)
    (J) (L) (M)
    4.570%, 03/15/07                     26,456        26,453
  American General Finance MTN,
    Ser F (L) (M)
    3.939%, 07/14/06                      1,824         1,860
  American International Group (C)
    5.050%, 10/01/15                      1,205         1,168
    4.700%, 10/01/10                      4,970         4,853
  Apache Finance Canada
    4.375%, 05/15/15                      2,980         2,816
  Arcel Finance (C)
    7.048%, 09/01/11                        877           889
    5.984%, 02/01/09                        237           238
  Arch Capital Group
    7.350%, 05/01/34                      1,915         2,163

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Australia & New Zealand Banking
    Group (F)
    4.588%, 10/29/49                   $  1,590    $    1,364
  BAC Capital Trust VI
    5.625%, 03/08/35                      1,880         1,844
  BNP Paribas
    4.272%, 03/23/87                        240           205
  Banco Santander Chile
    7.375%, 07/18/12                        665           732
  Banco Santander Chile (C) (F)
    4.810%, 12/09/09                        869           870
  Bank One
    7.875%, 08/01/10                      4,440         4,884
  Bank of America (K)
    7.400%, 01/15/11                      3,300         3,599
  Bank of Ireland (F)
    4.750%, 12/29/49                        780           674
  Bank of Nova Scotia (F)
    4.250%, 08/21/85                        630           539
  Bank of Scotland (F)
    4.813%, 11/29/49                        260           223
  Bankamerica Capital II
    8.000%, 12/15/26                        375           396
  Banponce Trust I, Ser A
    8.327%, 02/01/27                      2,410         2,552
  Barclays Bank PLC (F)
    6.278%, 12/15/34                        631           634
  Bear Stearns, Ser EXL (F) (L) (M)
    4.580%, 03/15/07                     32,477        32,477
  Boeing Capital
    6.500%, 02/15/12                        340           363
  Boeing Capital (K)
    5.800%, 01/15/13                        315           327
  CIT Group MTN
    4.750%, 08/15/08                      2,160         2,139
  CIT Group MTN (F) (L) (M)
    4.750%, 05/12/06                     45,614        45,614
    4.617%, 04/19/06                      4,561         4,565
  CNA Financial
    6.950%, 01/15/18                        520           549
    5.850%, 12/15/14                      1,560         1,542
  Capital One Bank
    6.700%, 05/15/08                      1,000         1,030
    4.875%, 05/15/08                      6,920         6,862
  Capital One Financial
    8.750%, 02/01/07                      3,316         3,417
  Caterpillar Financial Services
    MTN, Ser F (F) (L) (M)
    4.680%, 07/10/06                      9,123         9,123
  Chase Capital I, Ser A
    7.670%, 12/01/26                        396           416
  Chuo Mitsui Trust & Banking (C) (F)
    5.506%, 12/15/49                        863           836
  Citigroup
    5.125%, 02/14/11                      3,095         3,087
    5.000%, 09/15/14                      5,740         5,617
  Citigroup (K)
    5.500%, 08/09/06                        865           867
  Citigroup Capital II
    7.750%, 12/01/36                        873           915
  Corp Andina de Fomento
    5.125%, 05/05/15                        554           540
  Countrywide Financial MTN, Ser A
    (F) (L) (M)
    4.770%, 11/03/06                     19,158        19,157
    4.550%, 09/13/06                     33,754        33,754

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Countrywide Home Loans MTN,
    Ser L
    2.875%, 02/15/07                   $  2,440    $    2,384
  Credit Suisse First Boston (F)
    4.688%, 03/29/49                        510           421
  Credit Suisse First Boston
    London (C) (F) (P)
    0.000%, 03/24/10                      8,339         7,298
    0.000%, 03/24/10                      3,201         2,801
  Credit Suisse First Boston USA
    4.875%, 08/15/10                      2,325         2,294
  Danske Bank (C) (F)
    5.914%, 12/29/49                      4,478         4,588
  Dekabank (F) (J) (L) (M)
    4.614%, 02/16/07                     33,754        33,747
  Den Norske Bank (F)
    5.125%, 09/29/49                        630           508
  Deutsche Bank Capital Funding
    Trust (C) (F)
    5.628%, 01/19/49                      3,789         3,756
  Developers Divers Realty MTN +
    7.000%, 03/19/07                      1,100         1,114
  Developers Divers Realty +
    5.375%, 10/15/12                      2,305         2,272
  Dresdner Funding Trust I (C)
    8.151%, 06/30/31                        946         1,159
  Dryden Investor Trust (C) (H)
    7.157%, 07/23/08                      2,234         2,281
  Duke Capital
    7.500%, 10/01/09                      2,415         2,565
  EOP Operating
    7.750%, 11/15/07                      1,191         1,236
  Equity One +
    3.875%, 04/15/09                      7,100         6,706
  Farmer Mac Guaranteed Notes
    Trust
    4.875%, 01/14/11                      1,741         1,723
  Farmers Exchange Capital (C)
    7.200%, 07/15/48                      3,502         3,616
  Farmers Exchange Capital (C) (K)
    7.050%, 07/15/28                      1,815         1,906
  Farmers Insurance Exchange
    Capital (C)
    8.625%, 05/01/24                      4,518         5,444
  First Chicago NBD Institutional
    Capital (C)
    7.950%, 12/01/26                        187           197
  First Industrial
    7.600%, 07/15/28                      3,400         3,825
  First Industrial MTN
    7.500%, 12/01/17                      2,765         3,091
  Ford Motor Credit
    7.875%, 06/15/10                      7,200         6,659
    7.375%, 10/28/09                     15,740        14,540
    7.250%, 10/25/11                        329           294
    6.625%, 06/16/08                     10,480         9,757
  Ford Motor Credit MTN
    7.750%, 02/15/07                      4,435         4,352
  Fund American
    5.875%, 05/15/13                        817           814
  GE Capital Franchise MTN +
    6.860%, 06/15/07                      1,100         1,123
  GE Global Insurance
    7.000%, 02/15/26                        620           712
  General Electric Capital
    4.875%, 03/04/15                      1,345         1,313

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  General Electric Capital MTN,
    Ser A
    3.750%, 12/15/09                   $  3,199    $    3,048
  General Electric Capital MTN,
    Ser A (K)
    6.000%, 06/15/12                      3,105         3,234
  General Motors Acceptance
    8.000%, 11/01/31                      2,567         2,344
    7.750%, 01/19/10                      2,370         2,234
    6.875%, 09/15/11                      1,283         1,149
    6.125%, 08/28/07                      9,860         9,392
    6.125%, 01/22/08                        415           392
  General Motors Acceptance (F)
    6.610%, 12/01/14                      3,582         3,152
    5.550%, 07/16/07                      3,340         3,182
  General Motors Acceptance (K)
    7.250%, 03/02/11                      2,755         2,517
    6.150%, 04/05/07                      1,510         1,463
    6.125%, 02/01/07                      2,180         2,131
    5.625%, 05/15/09                      7,680         6,954
  Goldman Sachs Group
    6.600%, 01/15/12                      2,630         2,795
    6.125%, 02/15/33                        720           754
    5.350%, 01/15/16                      1,245         1,232
    5.125%, 01/15/15                      3,450         3,370
  Great Western Finance Trust II,
    Ser A
    8.206%, 02/01/27                        494           524
  HBOS (C) (F)
    5.375%, 11/29/49                      1,883         1,859
  HSBC Bank (F)
    4.940%, 06/29/49                        840           718
    4.788%, 06/29/49                      2,120         1,761
  HSBC Finance
    8.000%, 07/15/10                      2,330         2,566
    7.000%, 05/15/12                      1,975         2,138
    6.375%, 11/27/12                        365           384
    5.000%, 06/30/15                      1,600         1,541
    4.750%, 04/15/10                      7,430         7,285
  HVB Funding Trust III (C)
    9.000%, 10/22/31                      1,001         1,346
  Health Care Property Investment +
    4.875%, 09/15/10                      1,016           989
  Health Care +
    6.200%, 06/01/16                      2,425         2,425
  Highwoods Realty +
    7.500%, 04/15/18                      3,888         4,253
    7.125%, 02/01/08                      3,803         3,905
  ILFC E-Capital Trust II (C) (F)
    6.250%, 12/21/65                      1,246         1,252
  Irish Life & Permanent MTN, Ser X
    (F) (J) (L) (M)
    4.598%, 03/21/07                     24,267        24,261
  Islandsbanki (F) (J) (L) (M)
    4.620%, 03/07/07                     27,368        27,368
    4.620%, 03/22/07                     15,509        15,509
  JPMorgan Capital Trust I
    7.540%, 01/15/27                        697           732
  JPMorgan Capital Trust II
    7.950%, 02/01/27                        180           191
  JPMorgan Chase
    6.750%, 02/01/11                      2,695         2,863
    5.750%, 01/02/13                      3,670         3,761
    5.150%, 10/01/15                      2,500         2,447
    5.125%, 09/15/14                        685           670
  JPMorgan Chase Capital XV (K)
    5.875%, 03/15/35                      1,255         1,241

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Jackson National Life Funding
    (F) (J) (L) (M)
    4.570%, 02/01/07                   $ 40,140    $   40,140
  Kaup Bank
    6.600%, 12/28/15                      3,000         2,978
  Kaupthing Bank MTN (F) (J) (L) (M)
    4.630%, 03/20/07                     45,614        45,614
  Korea Development Bank
    4.250%, 11/13/07                        560           551
  Landsbanki Islands (F) (J) (L) (M)
    4.650%, 01/16/07                     34,666        34,666
  Lazard Group
    7.125%, 05/15/15                      4,810         5,066
  Lehman Brothers Holdings
    7.000%, 02/01/08                      2,765         2,858
  Lehman Brothers Holdings MTN,
    Ser H (F) (Q)
    0.000%, 11/30/10                      3,736         3,389
  Liberty Lighthouse US Capital
    MTN (F) (J) (L) (M)
    4.597%, 05/10/06                     18,246        18,233
  Liberty Mutual Insurance (C)
    7.875%, 10/15/26                        640           750
  Liberty Property +
    7.750%, 04/15/09                        930           992
    6.375%, 08/15/12                        282           294
  M&I Capital Trust, Cl A
    7.650%, 12/01/26                      1,423         1,496
  Mangrove Bay Passthru Trust
    (C) (F)
    6.102%, 07/15/33                      1,729         1,695
  Marsh & Mclennan
    5.150%, 09/15/10                        900           888
  Mellon Capital I, Ser A
    7.720%, 12/01/26                        697           734
  Merrill Lynch
    7.430%, 09/01/22                          5             5
  Merrill Lynch MTN, Ser B
    3.375%, 09/14/07                      1,650         1,608
  Merrill Lynch MTN, Ser C
    4.250%, 02/08/10                      4,205         4,071
  Merrill Lynch MTN, Ser C (F)
    4.250%, 03/12/07                      2,420         2,403
  Met Life
    5.700%, 06/15/35                      1,385         1,383
  Mizuho Finance
    8.375%, 04/27/09                         60            64
  Mizuho Finnace
    8.375%, 12/29/49                        530           569
  Morgan Stanley
    5.375%, 10/15/15                      2,530         2,513
    5.300%, 03/01/13                      2,500         2,481
    4.000%, 01/15/10                      5,825         5,571
  Morgan Stanley EXL (F) (L) (M)
    4.630%, 03/02/07                      6,386         6,386
  Morgan Stanley EXL, Ser S
    (F) (L) (M)
    4.595%, 03/02/07                      9,123         9,122
  NB Capital Trust IV
    8.250%, 04/15/27                      4,655         4,963
  Natexis Banques (F) (J) (L)
    4.565%, 03/15/07                     17,789        17,786
  National Australia Bank (F)
    4.500%, 10/29/49                        730           624
  National Capital Trust II (C) (F)
    5.486%, 12/29/49                      3,207         3,162

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Nationwide Building Society
    (F) (J) (L) (M)
    4.577%, 09/28/06                   $ 10,035    $   10,036
    4.570%, 02/07/07                     18,246        18,246
  Nationwide Mutual Insurance (C)
    8.250%, 12/01/31                      2,000         2,490
    6.600%, 04/15/34                      5,263         5,357
  Nordbank (F) (J) (L) (M)
    4.582%, 03/23/07                     31,017        31,011
  North Front Pass-Through Trust
    (C) (F)
    5.810%, 12/15/24                      4,585         4,548
  Northern Rock (F) (J) (L)
    4.611%, 03/02/07                     18,793        18,793
  Odyssey Re Holdings
    6.875%, 05/01/15                      2,900         2,905
  PF Export Receivables Master
    Trust (C)
    6.436%, 06/01/15                      1,772         1,752
  PNC Funding
    5.250%, 11/15/15                      2,090         2,062
  PPL Montana
    8.903%, 07/02/20                        130           146
  Pacific Life Global Funding
    (F) (J) (L) (M)
    4.590%, 03/13/07                     13,684        13,684
  Pemex Finance
    9.690%, 08/15/09                      1,750         1,883
  Phoenix
    6.675%, 02/16/08                        534           537
  Power Receivables Financial (C)
    6.290%, 01/01/12                      1,361         1,372
  Power Receivables Financial (K)
    6.290%, 01/01/12                      4,309         4,379
  Premium Asset Trust, Ser 2004-06
    (F) (J) (L) (M)
    4.639%, 06/30/06                     17,333        17,345
  Premium Asset Trust, Ser 2004-10
    (F) (J) (L) (M)
    4.580%, 03/15/07                     25,544        25,544
  Prime Property Funding (C)
    5.600%, 06/15/11                      3,380         3,393
  Prologis + (C)
    5.250%, 11/15/10                      1,595         1,585
  Rabobank Capital Fund Trust II
    (C) (F)
    5.260%, 12/29/49                        210           206
  Rabobank Capital Fund Trust III
    (C) (F)
    5.254%, 10/21/16                        887           857
  Residential Capital
    6.875%, 06/30/15                      1,375         1,443
    6.375%, 06/30/10                        283           286
    6.125%, 11/21/08                      3,345         3,340
    6.000%, 02/22/11                      6,925         6,881
  Resona Bank (C) (F)
    5.850%, 09/29/49                        848           842
  Royal Bank of Scotland Group (F)
    4.875%, 12/29/49                      1,910         1,614
  SLM EXL, Ser S (F) (J) (L) (M)
    4.570%, 03/15/07                     20,070        20,070
  SLM, Ser CPI
    4.580%, 04/01/09                      4,050         3,940
  Shinsei Finance Cayman (C) (F)
    6.418%, 01/29/49                      1,290         1,305
  Sigma Finance MTN (J) (L) (M)
    4.680%, 11/09/06                      9,853         9,853
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Simon Property Group +
    6.375%, 11/15/07                   $  1,631    $    1,660
    4.875%, 03/18/10                        886           871
    4.600%, 06/15/10                      1,165         1,131
  Simon Property Group + (C) (K)
    5.375%, 06/01/11                      3,250         3,234
  Skandinav Enskilda Bank
    (F) (J) (L) (M)
    4.566%, 03/19/07                     20,070        20,068
  Societe Generale (F)
    4.656%, 11/29/49                        680           584
  Spieker Properties +
    7.650%, 12/15/10                      1,910         2,094
  Standard Chartered I (F)
    5.125%, 07/29/49                      1,670         1,345
  Standard Chartered II (F)
    4.875%, 12/29/49                      2,200         1,786
  Sumitomo Mitsui Banking
    8.150%, 08/01/08                         13            14
    8.150%, 08/29/49                        469           495
  Toll Road Investment Partners II
    (C) (E)
    5.455%, 02/15/45                      5,853           712
  Toyota Motor Credit
    2.875%, 08/01/08                      1,970         1,873
  Twin Reefs Pass-Through (C) (F)
    5.570%, 12/10/09                        700           700
  UFJ Finance Aruba
    8.750%, 11/29/49                      1,062         1,142
  UOB Cayman (C) (F)
    5.796%, 03/15/16                      1,300         1,313
  US Bancorp MTN, Ser N
    3.125%, 03/15/08                      1,520         1,464
  Unumprovident Finance (C)
    6.850%, 11/15/15                        975         1,014
  Wachovia
    5.500%, 08/01/35                        950           916
  Wachovia Capital Trust III (F)
    5.800%, 03/15/11                      6,419         6,383
  Washington Mutual Bank
    5.125%, 01/15/15                      1,710         1,659
    4.000%, 01/15/09                      1,168         1,131
  Washington +
    5.350%, 05/01/15                        695           679
  Wells Fargo
    5.000%, 11/15/14                      2,675         2,629
  Westfield Capital (C)
    4.375%, 11/15/10                      3,900         3,740
  Westpac Banking (F)
    4.369%, 09/29/49                        680           576
  Westpac Capital Trust IV (C) (F)
    5.256%, 12/29/49                        599           581
  Woodbourne Pass-Through Trust
    (C) (F)
    5.519%, 04/08/49                      2,500         2,500
  XL Capital
    6.375%, 11/15/24                      1,305         1,346
  ZFS Finance USA Trust II
    (C) (F) (K)
    6.450%, 12/15/65                      4,312         4,341
  Zions Bancorporation
    6.000%, 09/15/15                         --            --
  Zurich Capital Trust I (C)
    8.376%, 06/01/37                     10,237        10,992
                                                   -----------
                                                    1,064,932
                                                   -----------

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
INDUSTRIALS -- 2.4%
  Air 2 US (C)
    8.027%, 10/01/19                   $  3,787    $    3,768
  America West Airlines, Ser 99-1
    7.930%, 01/02/19                      5,111         5,396
  American Airlines, Ser 01-2
    7.858%, 10/01/11                      3,090         3,304
  American Airlines, Ser 99-1 (K)
    7.024%, 10/15/09                      2,320         2,407
  Cedar Brakes I LLC (C)
    8.500%, 02/15/14                      4,857         5,343
  Cedar Brakes II LLC (C)
    9.875%, 09/01/13                      3,274         3,706
  Celulosa Arauco y Constitucion
    5.625%, 04/20/15                      1,220         1,200
  Continental Airlines, Ser 00-1 (K)
    8.048%, 11/01/20                        904           934
  Continental Airlines, Ser 00-2 (K)
    7.707%, 04/02/21                      1,392         1,441
    7.487%, 10/02/10                      1,270         1,304
  Continental Airlines, Ser 02-1
    6.563%, 02/15/12                      1,400         1,463
  Continental Airlines, Ser 971A
    7.461%, 04/01/15                        299           285
  Continental Airlines, Ser 974A
    6.900%, 01/02/18                      5,306         5,360
  Continental Airlines, Ser 99-2
    7.256%, 03/15/20                        883           917
  Continental Airlines, Ser AMBC
    6.236%, 03/15/20                      2,581         2,642
  Delta Air Lines (I) (H)
    3.312%, 01/25/08                      3,576         3,580
  Delta Air Lines, Ser 00-1, Cl A2
    (I) (H)
    7.570%, 11/18/10                      1,273         1,276
  Delta Air Lines, Ser 01-1, Cl A-2
    (I) (K) (H)
    7.111%, 09/18/11                        147           146
  Delta Air Lines, Ser 02-1, Cl G-1
    6.718%, 01/02/23                      3,885         3,960
  Delta Air Lines, Ser 02-1, Cl G-2
    6.417%, 07/02/12                      3,740         3,807
  Eastman Kodak
    7.250%, 11/15/13                      2,445         2,403
  Electronic Data Systems
    7.125%, 10/15/09                      2,990         3,162
  General Electric
    5.000%, 02/01/13                      1,270         1,257
  General Motors
    7.700%, 04/15/16                     15,530        10,716
  Halliburton
    8.750%, 02/15/21                      2,085         2,707
    5.500%, 10/15/10                      1,165         1,179
  Lockheed Martin (K)
    8.500%, 12/01/29                        675           917
  MISC Capital (C)
    5.000%, 07/01/09                        729           724
  Norfolk Southern
    7.050%, 05/01/37                      1,475         1,754
  Northwest Airlines, Cl 1A-1 (I) (K)
    7.041%, 04/01/22                      1,764         1,736
  Raytheon
    6.000%, 12/15/10                         18            18
    5.500%, 11/15/12                         40            40
    5.375%, 04/01/13                        405           406

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Sociedad Quimica y Minera (C)
    7.700%, 09/15/06                   $    222    $      224
  Stauffer Chemical (E)
    5.704%, 04/15/17                        350           186
    5.202%, 04/15/10                        300           240
  Tyco International Group
    7.000%, 06/15/28                      2,045         2,244
    6.000%, 11/15/13                      1,945         1,986
  Tyco International Group (K)
    6.875%, 01/15/29                      6,320         6,886
    6.375%, 10/15/11                      5,830         6,041
  Union Carbide
    7.750%, 10/01/96                         33            36
  United Technologies
    6.500%, 06/01/09                      1,670         1,739
    5.400%, 05/01/35                        670           668
  Waste Management
    7.375%, 05/15/29                        895         1,038
    7.125%, 12/15/17                      4,840         5,294
    7.100%, 08/01/26                      1,375         1,559
                                                   -----------
                                                      107,399
                                                   -----------
HEALTH CARE -- 0.4%
  Coventry Health Care
    6.125%, 01/15/15                      1,585         1,601
  HCA
    5.750%, 03/15/14                      6,320         6,043
  Tenet Healthcare (K)
    7.375%, 02/01/13                        221           203
  Teva Pharmaceutical Finance LLC
    6.150%, 02/01/36                      1,545         1,552
  Teva Pharmaceutical Finance LLC (K)
    5.550%, 02/01/16                        720           715
  Wellpoint
    5.850%, 01/15/36                        625           625
    5.250%, 01/15/16                      2,227         2,196
    5.000%, 01/15/11                        515           508
  Wyeth (C)
    5.500%, 02/15/16                      3,845         3,865
                                                   -----------
                                                       17,308
                                                   -----------
MATERIALS -- 0.1%
  Codelco (C)
    5.625%, 09/21/35                      1,410         1,410
    4.750%, 10/15/14                        900           861
  Vale Overseas
    8.250%, 01/17/34                        420           511
  Weyerhaeuser
    6.750%, 03/15/12                      1,830         1,934
                                                   -----------
                                                        4,716
                                                   -----------
SOVEREIGN -- 1.2%
  Canadian Government Real Return
    Inflation Index Note (TIPS)
    4.000%, 12/01/31                      4,100         5,541
  Queensland Treasury, Ser 11G
    6.000%, 06/14/11                     11,500         8,756
  Russian Federation (C) (G)
    5.000%, 03/31/30                      2,250         2,537
  Russian Federation (G)
    5.000%, 03/31/30                     11,705        13,220
  United Mexican States MTN (K)
    8.300%, 08/15/31                      2,340         3,065

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  United Mexican States MTN, Ser A
    7.500%, 04/08/33                   $ 14,059    $   17,082
    5.875%, 01/15/14                      2,385         2,445
  United Mexican States MTN,
    Ser A (K)
    6.750%, 09/27/34                      1,900         2,123
                                                   -----------
                                                       54,769
                                                   -----------
TELECOMMUNICATION SERVICES -- 1.2%
  AT&T
    9.125%, 11/15/11                        865           948
    5.100%, 09/15/14                      1,850         1,797
  America Movil
    6.375%, 03/01/35                      1,905         1,927
  BellSouth
    4.750%, 11/15/12                        190           184
    4.200%, 09/15/09                        907           877
  British Telecommunications PLC
    8.875%, 12/15/30                      1,230         1,625
    8.375%, 12/15/10                      1,310         1,473
  Deutsche Telekom International
    Finance
    5.250%, 07/22/13                      2,135         2,099
  France Telecom
    7.450%, 03/01/06                      3,285         3,285
  New Cingular Wireless Services
    8.125%, 05/01/12                      2,285         2,618
    7.350%, 03/01/06                      2,000         2,000
  SBC Communications (K)
    6.150%, 09/15/34                      2,095         2,087
  Sprint Capital
    8.750%, 03/15/32                      1,155         1,517
    8.375%, 03/15/12                      1,900         2,183
    7.625%, 01/30/11                      1,165         1,274
    6.125%, 11/15/08                      2,335         2,387
    6.000%, 01/15/07                      4,100         4,128
  Sprint Capital (G)
    4.780%, 08/17/06                      3,125         3,120
  Telecom Italia Capital
    5.250%, 11/15/13                      2,785         2,690
    5.250%, 10/01/15                        370           353
    4.950%, 09/30/14                      1,320         1,240
    4.875%, 10/01/10                      1,755         1,703
  Telefonos de Mexico
    5.500%, 01/27/15                      1,510         1,487
  Verizon Communications
    5.350%, 02/15/11                      1,555         1,554
  Verizon Global Funding
    7.375%, 09/01/12                      2,230         2,457
    6.875%, 06/15/12                        465           499
    5.850%, 09/15/35                      3,199         3,021
  Verizon Wireless Capital
    5.375%, 12/15/06                      2,630         2,635
                                                   -----------
                                                       53,168
                                                   -----------
UTILITIES -- 1.6%
  American Electric Power, Ser C
    5.375%, 03/15/10                      1,447         1,447
  Arizona Public Services
    8.000%, 12/30/15                        850           920
  Cleveland Electric Illumination
    5.650%, 12/15/13                        330           333
  Cogentrix Energy (C)
    8.750%, 10/15/08                      6,200         6,785
  Dominion Resources
    5.700%, 09/17/12                      2,290         2,309
    4.125%, 02/15/08                        250           245
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Dominion Resources (K)
    4.750%, 12/15/10                   $    740    $      717
  Dominion Resources, Ser B
    5.950%, 06/15/35                        970           943
  Dominion Resources, Ser D
    5.125%, 12/15/09                        850           840
  Duke Energy
    6.250%, 01/15/12                        460           481
    5.625%, 11/30/12                        995         1,010
  Empresa Nacional Electric
    8.625%, 08/01/15                      2,405         2,822
  Exelon
    5.625%, 06/15/35                      2,110         2,010
  FPL Energy American Wind (C)
    6.639%, 06/20/23                      5,159         5,338
  FirstEnergy, Ser A
    5.500%, 11/15/06                      2,050         2,054
  FirstEnergy, Ser B
    6.450%, 11/15/11                        380           397
  FirstEnergy, Ser C
    7.375%, 11/15/31                      6,915         8,064
  Hydro-Quebec, Ser JL
    6.300%, 05/11/11                      1,050         1,107
  Nevada Power (C)
    5.950%, 03/15/16                      1,430         1,437
  Oncor Electric Delivery
    6.375%, 01/15/15                        460           484
  Orcal Geothermal (C)
    6.210%, 12/30/20                      1,392         1,377
  PSE&G Power
    8.625%, 04/15/31                      1,355         1,801
  Pacific Gas & Electric (K)
    6.050%, 03/01/34                      4,655         4,817
  Pepco Holdings
    6.450%, 08/15/12                      1,446         1,516
  Power Contract Financing (C)
    6.256%, 02/01/10                        726           732
  Progress Energy
    6.850%, 04/15/12                      3,945         4,212
  Public Service
    7.875%, 10/01/12                      2,090         2,405
  Sonat
    7.625%, 07/15/11                      2,880         2,995
  Southern Capital Trust I
    8.190%, 02/01/37                      1,160         1,230
  Swepco Capital Trust I (F)
    5.250%, 10/01/43                      4,465         4,428
  TXU Energy (K)
    7.000%, 03/15/13                        460           489
  TXU, Ser R
    6.550%, 11/15/34                      4,705         4,462
  Tenaska Viginia Partners (C)
    6.119%, 03/30/24                         --            --
                                                   -----------
                                                       70,207
                                                   -----------
Total Corporate Obligations
  (Cost $1,521,067) ($ Thousands)                   1,531,131
                                                   -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 33.2%
  FHLMC
   9.750%, 10/01/14                          11            11
   8.500%, 09/01/08 to 04/01/09              96            98
   7.500%, 11/01/17 to 06/01/32           1,479         1,550
   7.000%, 11/01/15 to 06/01/32           1,681         1,731

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
   6.500%, 10/01/16 to 02/01/36        $ 41,675    $   42,667
   6.000%, 01/01/13 to 03/01/36          57,137        57,920
   5.500%, 09/01/13 to 02/01/35          25,686        25,744
   5.150%, 01/01/36                       9,200         9,071
   5.000%, 04/01/20 to 12/01/35          80,011        78,275
   4.933%, 11/01/35                       5,164         5,109
   4.500%, 04/01/19 to 08/01/35          46,955        44,334
   4.000%, 05/01/19 to 01/01/34           2,343         2,140
  FHLMC TBA
   6.500%, 03/01/31 to 04/01/32         143,498       146,657
   5.000%, 03/01/35 to 04/01/36          32,850        31,808
   4.500%, 03/13/36                       2,002         1,885
  FNMA
   8.000%, 04/01/08 to 07/01/31             957         1,018
   7.500%, 06/01/30
   7.000%, 03/01/09 to 04/01/32           4,552         4,703
   6.500%, 05/01/17 to 12/01/34          11,485        11,788
   6.000%, 06/01/14 to 01/01/36          18,370        18,555
   5.500%, 04/01/14 to 02/01/36          64,869        64,839
   5.327%, 12/01/35                       2,081         2,071
   5.210%, 04/01/36                         778           782
   5.090%, 02/01/16                         848           840
   5.035%, 12/01/35                       2,062         2,046
   5.006%, 12/01/35                       3,052         3,026
   5.000%, 06/01/18 to 01/01/21          40,834        40,307
   4.508%, 04/01/09                       1,785         1,753
   4.500%, 06/01/18 to 09/01/35          27,997        26,670
   4.000%, 10/01/18 to 11/01/20           5,614         5,342
  FNMA ARM
   5.436%, 11/01/35                       3,499         3,604
   5.430%, 11/01/35                       7,070         7,282
   5.384%, 11/01/35                       3,588         3,695
   5.372%, 11/01/35                       3,560         3,666
  FNMA TBA
   6.500%, 03/01/31                      48,038        49,179
   6.000%, 04/30/20 to 04/30/35          74,942        75,869
   5.500%, 03/01/20 to 04/30/35         186,407       185,204
   5.000%, 03/18/19 to 03/25/36         291,202       283,273
   4.500%, 02/18/19 to 03/25/36          19,705        18,549
  GNMA
   9.500%, 12/15/20                          26            29
   7.000%, 04/15/26 to 09/15/34          10,165        10,620
   6.500%, 06/15/11 to 07/15/35          25,378        26,462
   6.000%, 03/15/14 to 04/28/36          97,038        99,013
   5.500%, 04/15/14 to 12/15/32             573           577
   5.000%, 05/15/33 to 11/15/35          55,741        54,912
   3.750%, 05/20/34                       6,951         6,782
  GNMA TBA
   6.000%, 03/23/34                      30,000        30,591
                                                   -----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $1,493,194) ($ Thousands)                   1,492,047
                                                   -----------
ASSET-BACKED SECURITIES  -- 26.9%

AUTOMOTIVE  -- 1.7%
  AESOP Funding, Ser 2003-4A,
    Cl A1 (C) (F)
    4.800%, 08/20/07                     12,000        12,008
  AmeriCredit Automobile
    Receivables Trust, Ser 2003-DM,
    Cl A4
    2.840%, 08/06/10                      4,457         4,389
  AmeriCredit Automobile
    Receivables Trust, Ser 2005-DA,
    Cl A2
    4.750%, 11/06/08                      1,814         1,812
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  AmeriCredit Automobile
    Receivables Trust, Ser 2006-1,
    Cl A3
    5.110%, 10/06/10                   $  1,768    $    1,768
  Capital Auto Receivables Asset
    Trust, Ser 2004-1, Cl A3
    2.000%, 11/15/07                      1,104         1,092
  Capital Auto Receivables Asset
    Trust, Ser 2004-2, Cl A2
    3.350%, 02/15/08                        781           772
  Capital Auto Receivables Asset
    Trust, Ser 2006-1, Cl A3
    5.030%, 10/15/09                      5,459         5,452
  Capital One Prime Auto
    Receivables Trust, Ser 2006-1,
    Cl A3
    4.990%, 09/15/10                      2,592         2,592
  Chase Manhattan Auto Owner
    Trust, Ser 2003-A, Cl A4
    2.060%, 12/15/09                      1,226         1,198
  Chase Manhattan Auto Owner
    Trust, Ser 2004-A, Cl A3
    2.080%, 05/15/08                      2,111         2,089
  Chesapeake Funding, Ser 2003-1,
    Cl A1 (F)
    4.820%, 08/07/08                        159           159
  DaimlerChrysler Auto Trust,
    Ser 2004-B, Cl A3
    3.180%, 09/08/08                      1,803         1,787
  Ford Credit Auto Owner Trust,
    Ser 2005-A, Cl A2
    3.080%, 07/15/07                         45            45
  Ford Credit Auto Owner Trust,
    Ser 2005-A, Cl A3
    3.480%, 11/15/08                     10,666        10,538
  Ford Credit Auto Owner Trust,
    Ser 2005-B, Cl A3
    4.170%, 01/15/09                      1,657         1,642
  Ford Credit Auto Owner Trust,
    Ser 2006-A, Cl A4
    5.070%, 12/15/10                      4,326         4,333
  Franklin Auto Trust, Ser 2005-1,
    Cl A2
    4.840%, 09/22/08                        764           763
  Honda Auto Receivables Trust,
    Ser 2003-5, Cl  A3
    2.300%, 10/18/07                        728           722
  Honda Auto Receivables Trust,
    Ser 2004-2, Cl A3
    3.300%, 06/16/08                      5,520         5,458
  Household Automotive Trust,
    Ser 2005-3, Cl A2
    4.700%, 01/20/09                      1,500         1,498
  Hyundai Auto Receivables Trust,
    Ser 2005-A, Cl A4
    4.180%, 02/15/12                      1,435         1,394
  Nissan Auto Lease Trust,
    Ser 2005-A, Cl A2
    4.610%, 01/15/08                      1,588         1,585
  Nissan Auto Receivables Owner
    Trust, Ser 2005-B, Cl A2
    3.750%, 09/17/07                        818           816
  Nissan Auto Receivables Owner
    Trust, Ser 2006-A, Cl A3
    4.740%, 09/15/09                        207           206

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Nissan Auto Receivables Owner
    Trust, Ser 2006-A, Cl A4
    4.770%, 07/15/11                   $  1,029    $    1,021
  Triad Auto Receivables Owner
    Trust, Ser 2006-A, Cl A3
    4.770%, 01/12/11                      2,577         2,563
  USAA Auto Owner Trust,
    Ser 2005-3, Cl A2
    4.520%, 06/16/08                      1,557         1,551
  USAA Auto Owner Trust,
    Ser 2006-1, Cl A3
    5.010%, 09/15/10                      1,249         1,249
  WFS Financial Owner Trust,
    Ser 2005-3, Cl A4
    4.390%, 05/17/13                      2,216         2,177
  Wachovia Auto Owner Trust,
    Ser 2005-B, Cl A2
    4.820%, 02/20/09                      2,669         2,665
                                                   -----------
                                                       75,344
                                                   -----------
CREDIT CARDS -- 1.4%
  Advanta Business Card Master
    Trust, Ser 2005-A4, Cl A4
    4.750%, 01/20/11                      1,051         1,046
  Cabela's Master Credit Card
    Trust, Ser 2005-1A, Cl A1 (C)
    4.970%, 10/15/13                      3,240         3,225
  Capital One Master Trust,
    Ser 2001-3A, Cl A
    5.450%, 03/16/09                      4,416         4,425
  Capital One Multi-Asset
    Execution Trust, Ser 2005-A2,
    Cl A2
    4.050%, 02/15/11                      1,904         1,869
  Capital One Multi-Asset
    Execution Trust, Ser 2005-A3,
    Cl A3
    4.050%, 03/15/13                        922           889
  Chase Issuance Trust, Ser 2004-A9,
    Cl A9
    3.220%, 06/15/10                      7,925         7,705
  Citibank Credit Card Issuance
    Trust, Ser 2000-A3, Cl A3
    6.875%, 11/16/09                        585           603
  Citibank Credit Card Issuance
    Trust, Ser 2004-A1, Cl A1
    2.550%, 01/20/09                      9,724         9,515
  Citibank Credit Card Issuance
    Trust, Ser 2004-A4, Cl A4
    3.200%, 08/24/09                      9,950         9,687
  Citibank Credit Card Issuance
    Trust, Ser 2005-B1, Cl B1
    4.400%, 09/15/10                      1,204         1,181
  Citibank Credit Card Issuance
    Trust, Ser 2006-A2, Cl A2
    4.850%, 02/10/09                        199           198
  MBNA Credit Card Master Note
    Trust, Ser 2003-A6, Cl A6
    2.750%, 10/15/10                      5,750         5,484
  MBNA Credit Card Master Note
    Trust, Ser 2004-A4, Cl A4
    2.700%, 09/15/09                      7,075         6,894
  MBNA Credit Card Master Note
    Trust, Ser 2005-A1, Cl A1
    4.200%, 09/15/10                      3,086         3,039


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  MBNA Credit Card Master Note
    Trust, Ser 2006-A1, Cl A1
    4.900%, 07/15/11                   $  7,963    $    7,929
                                                   -----------
                                                       63,689
                                                   -----------
MORTGAGE RELATED SECURITIES -- 22.8%
  ABS Home Equity Loan Trust,
    Ser 2001-HE3, Cl A1 (F)
    5.110%, 11/15/31                        703           703
  AFC Home Equity Loan Trust,
    Ser 2000-1, Cl 2A (F)
    4.821%, 03/25/30                      5,735         5,742
  American Home Mortgage
    Investment Trust, Ser 2005-4,
    Cl 1A3 (F)
    5.021%, 11/25/45                      1,911         1,920
  Ameriquest Mortgage Securities,
    Ser 2004-R12, Cl A3 (F)
    4.861%, 01/25/35                      2,875         2,878
  Amortizing Residential Collateral
    Trust CMO, Ser 2002-BC1,
    Cl A (F)
    4.921%, 01/25/32                      1,223         1,225
  Asset Securitization, Ser 1996-D2,
    Cl A1
    6.920%, 02/14/29                      1,286         1,295
  Atlantic City Electric Transition
    Funding, Ser 2003-1 Cl A1
    2.890%, 07/20/11                        298           287
  Banc of America Alternative
    Loan Trust, Ser 2004-5, Cl 4A1
    5.000%, 06/25/19                      2,282         2,248
  Banc of America Alternative Loan
    Trust, Ser 2004-6, Cl 4A1
    5.000%, 07/25/19                      2,595         2,534
  Banc of America Commercial
    Mortgage Securities, Ser 2006-1,
    Cl A4
    5.372%, 09/10/45                      1,867         1,876
  Banc of America Commercial
    Mortgage, Ser 2003-1, Cl A1
    3.878%, 09/11/36                      8,196         7,852
  Banc of America Commercial
    Mortgage, Ser 2004-6, Cl A3
    4.512%, 12/10/42                      5,620         5,412
  Banc of America Commercial
    Mortgage, Ser 2005-3, Cl A4
    4.668%, 07/10/43                     12,400        11,839
  Banc of America Commercial
    Mortgage, Ser 2005-5, Cl A4
    5.115%, 10/10/45                      1,190         1,172
  Banc of America Commercial
    Mortgage, Ser 2006-1, Cl A4
    5.372%, 09/10/45                      1,867         1,846
  Banc of America Funding,
    Ser 2005-B, Cl 2A1 (F)
    5.120%, 04/20/35                      7,736         7,655
  Banc of America Mortgage
    Securities, Ser 2003-1, Cl 2A4
    5.000%, 02/25/18                      5,239         5,138
  Bear Stearns Commercial Mortgage
    Securities, Ser 2004-WPR6, Cl A6
    4.825%, 11/11/41                      5,995         5,795


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Bear Stearns Commercial Mortgage
    Securities, Ser 2005-PW10,
    Cl AAB
    5.382%, 12/11/40                   $  2,655    $    2,665
  Bear Stearns Commercial Mortgage
    Securities, Ser 2005-PWR8,
    Cl AAB
    4.581%, 06/11/41                      2,777         2,663
  Bear Stearns, Ser 2006-AC1,
    Cl 1A1 (G)
    5.750%, 02/25/36                      4,320         4,282
  CDC Mortgage Capital Trust,
    Ser 2003-HE2, Cl A (F)
    4.931%, 10/25/33                         82            82
  CIGNA CBO, Ser 1996-1, Cl A2
    (C) (G)
    6.460%, 11/15/08                      5,771         5,771
  CSFB, Ser 1997-C2, Cl AX
    1.341%, 01/17/35                         --            --
  Carrington Mortgage Loan Trust,
    Ser 2005-NC3, Cl A1B (F)
    4.741%, 06/25/35                      2,683         2,683
  Carrington Mortgage Loan Trust,
    Ser 2005-OPT2, Cl A1B (F)
    4.731%, 05/25/35                      1,216         1,216
  Chase Funding Mortgage Loan,
    Ser 2002-1, Cl 2A2 (F)
    4.831%, 03/25/32                      2,522         2,526
  Chase Mortgage Finance,
    Ser 2005-A1, Cl 2A3 (F)
    5.257%, 12/25/35                     13,166        13,020
  Cheyne High Grade, Ser 2004-1A,
    Cl A1 (F) (J) (L) (M)
    4.740%, 11/10/06                      9,123         9,123
  Citigroup/Deutsche Bank
    Commercial Mortgage,
    Ser 2006-CD2, Cl AAB
    5.575%, 01/15/46                      5,085         5,110
  Commercial Mortgage Pass-
    Through Certificate, Ser 1999-1,
    Cl E (F)
    7.093%, 05/15/32                      2,163         2,256
  Commercial Mortgage Pass-
    Through Certificate, Ser 2000-C1,
    Cl C
    7.706%, 08/15/33                        637           692
  Commodore, Ser 2003-2A, Cl A1MM
    (F) (J) (L) (M)
    4.560%, 12/12/38                      8,393         8,393
  Conseco Finance Home Loan
    Trust, Ser 2000-E, Cl M1
    8.130%, 08/15/31                      4,770         4,972
  Conseco Finance Securitization,
    Ser 2000-4, Cl A5
    7.970%, 05/01/32                      2,800         2,078
  Conseco Finance Securitization,
    Ser 2000-4, Cl A6
    8.310%, 05/01/32                        950           723
  Contimortgage Home Equity Loan
    Trust, Ser 1997-2, Cl A9
    7.090%, 04/15/28                        114           113
  Contimortgage Home Equity Loan
    Trust, Ser 1997-5, Cl A6
    6.870%, 03/15/24                        369           367
  Countrywide Alternative Loan
    Trust, Ser 2004-27CB, Cl A1
    6.000%, 12/25/34                      4,773         4,774
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Countrywide Alternative Loan
    Trust, Ser 2004-J1, Cl 1A1
    6.000%, 02/25/34                   $  1,318    $    1,316
  Countrywide Alternative Loan
    Trust, Ser 2004-J6, Cl 2A1
    6.500%, 11/25/31                      4,638         4,691
  Countrywide Alternative Loan
    Trust, Ser 2005-27, Cl 2A1 (F)
    4.828%, 08/25/35                      8,241         8,241
  Countrywide Alternative Loan
    Trust, Ser 2005-27, Cl 3A2 (F)
    4.578%, 08/25/35                      6,451         6,474
  Countrywide Alternative Loan
    Trust, Ser 2005-56, Cl 4A1 (F)
    4.891%, 11/25/35                     17,347        17,401
  Countrywide Alternative Loan
    Trust, Ser 2005-59, Cl 1A1 (F)
    4.900%, 11/20/35                     19,153        19,234
  Countrywide Alternative Loan
    Trust, Ser 2005-59, Cl 2X,
    IO (H)
    0.789%, 11/20/35                     38,868         1,555
  Countrywide Alternative Loan
    Trust, Ser 2005-72, Cl A1 (F)
    4.851%, 01/25/36                      8,560         8,560
  Countrywide Alternative Loan
    Trust, Ser 2005-J4, Cl 2A1B (G)
    4.701%, 07/25/35                      1,080         1,080
  Countrywide Asset-Backed
    Certificates, Ser 2001-BC3,
    Cl A (F)
    4.821%, 12/25/31                        174           174
  Countrywide Asset-Backed
    Certificates, Ser 2003-C2,
    Cl 2A1 (F)
    4.881%, 06/25/33                      1,358         1,360
  Countrywide Asset-Backed
    Certificates, Ser 2004-3N,
    Cl NOTE (C) (F)
    4.781%, 05/25/09                        793           793
  Countrywide Asset-Backed
    Certificates, Ser 2005-11,
    Cl AF1 (F)
    4.761%, 02/25/36                     10,735        10,738
  Countrywide Asset-Backed
    Certificates, Ser 2005-12,
    Cl 1A1 (F)
    4.731%, 02/25/36                      1,695         1,695
  Countrywide Asset-Backed
    Certificates, Ser 2005-17,
    Cl 1AF2
    5.363%, 05/25/36                      1,065         1,060
  Countrywide Asset-Backed
    Certificates, Ser 2005-BC4,
    Cl 2A1 (F)
    4.701%, 08/25/35                      1,298         1,298
  Countrywide Home Equity Loan
    Trust, Ser 2001-A, Cl A (F)
    4.810%, 04/15/27                      2,181         2,181
  Countrywide Home Equity Loan
    Trust, Ser 2004-K, Cl A2 (F)
    4.870%, 02/15/34                      3,888         3,895
  Countrywide Home Equity Loan
    Trust, Ser 2005-F, Cl 2A
    4.810%, 12/15/35                     15,441        15,456
  Countrywide Home Equity Loan
    Trust, Ser 2005-H, Cl 2A (F)
    4.810%, 12/15/35                     14,514        14,530

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Countrywide Home Loans,
    Ser 2005-R3, Cl AF (C) (F)
    4.981%, 09/25/35                   $ 15,849    $   15,861
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 1998-C2, Cl A2
    6.300%, 11/11/30                      3,680         3,768
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2001-CP4, Cl A4
    6.180%, 12/15/35                      3,945         4,107
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2001-MH29, Cl A (G)
    5.600%, 09/25/31                      1,348         1,291
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2002-CKS4, Cl A2
    5.183%, 11/15/36                      5,213         5,190
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2003-C4, Cl A4
    5.137%, 08/15/36                      4,567         4,517
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2003-CK2, Cl A4
    4.801%, 03/15/36                        119           116
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2004-C1, Cl A3
    4.321%, 01/15/37                         78            75
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2004-C2, Cl A1
    3.819%, 05/15/36                     12,124        11,449
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2004-C2, Cl A2 (F)
    5.416%, 05/15/36                      6,700         6,713
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2005-C6, Cl B
    5.230%, 12/15/40                      3,325         3,262
  Criimi Mae Commercial Mortgage,
    Ser 1998-C1, Cl A2 (C)
    7.000%, 06/02/33                      3,711         3,750
  DLJ Commercial Mortgage,
    Ser 1999-CG2, Cl A1B
    7.300%, 06/10/32                      3,600         3,815
  DSLA Mortgage Loan Trust,
    Ser 2004-AR2, Cl A2B (F)
    4.970%, 11/19/44                      9,767         9,791
  Delta Funding Home Equity Loan,
    Ser 1999-3, Cl A1A (G)
    4.980%, 09/15/29                        602           602
  Detroit Edison Securitization
    Funding, Ser 2001-1, Cl A3
    5.875%, 03/01/10                         --            --
  Deutsche Mortgage and Asset
    Receivables, Ser 1998-C1, Cl A2
    6.538%, 06/15/31                      6,854         6,985
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (F) (J) (L) (M)
    4.620%, 10/10/06                     13,684        13,684
  EMC Mortgage Loan Trust,
    Ser 2002-AA, Cl A1 (C) (F)
    5.051%, 05/25/39                      2,019         2,030
  EQCC Trust, Ser 2002-1, Cl 2A (F)
    4.881%, 11/25/31                        640           641
  Equivantage Home Equity Loan
    Trust, Ser 1997-2, Cl A3 (G)
    7.775%, 07/25/28                        660           658
  First Horizon, Ser 2004-HE2,
    Cl A (F)
    4.801%, 02/25/34                      3,796         3,798

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  First Union National Bank,
    Ser 2001-C3, Cl A3
    6.423%, 08/15/33                   $    896    $      941
  First Union National Bank,
    Ser 2001-C4, Cl B
    6.417%, 12/12/33                        909           960
  First Union-Lehman Brothers,
    Ser 1997-C2, Cl X, IO
    1.239%, 11/18/29                         --            --
  Fleet Home Equity Trust,
    Ser 2001-1, Cl A (F)
    4.780%, 05/20/31                        339           339
  GE Capital Commercial Mortgage,
    Ser 2001-3, Cl A2
    6.070%, 06/10/38                      3,945         4,103
  GE Capital Commercial Mortgage,
    Ser 2002-2A, Cl A3
    5.349%, 08/11/36                      2,735         2,752
  GE Capital Commercial Mortgage,
    Ser 2005-C3, Cl A2
    4.853%, 07/10/45                      4,000         3,947
  GE Capital Mortgage Services,
    Ser 1997-HE3, Cl A6
    6.720%, 10/25/27                        467           466
  GMAC Commercial Mortgage
    Securities,  Ser 2006-C1, Cl B
    5.429%, 11/10/45                      2,059         2,052
  GMAC Commercial Mortgage
    Securities, Ser 2000-C2, Cl A2
    7.455%, 08/16/33                      3,540         3,808
  GMAC Commercial Mortgage
    Securities, Ser 2002-C2, Cl A3
    5.713%, 10/15/38                        656           673
  GMAC Commercial Mortgage
    Securities, Ser 2004-C1, Cl A1
    3.118%, 03/10/38                        834           807
  GMAC Commercial Mortgage
    Securities, Ser 2004-C2, Cl A1
    3.896%, 08/10/38                        360           352
  GMAC Commercial Mortgage
    Securities, Ser2003-C3, Cl A4
    5.023%, 04/10/40                      4,236         4,157
  GS Mortgage Securities,
    Ser 1998-GLII, Cl A2
    6.562%, 04/13/31                      5,672         5,809
  GS Mortgage Securities,
    Ser 2005-GG4, Cl AABA
    4.680%, 07/10/39                      5,800         5,611
  GS Mortgage Securities,
    Ser 2006-C1, Cl B
    6.970%, 10/18/30                        868           903
  GSAMP Trust, Ser 2003-SEA,
    Cl A1 (F)
    4.981%, 02/25/33                      4,203         4,224
  Green Tree Financial, Ser 1996-5,
    Cl A6
    7.750%, 07/15/27                      1,247         1,303
  Green Tree Financial, Ser 1998-6,
    Cl A6
    6.270%, 06/01/30                        435           437
  Greenwich Capital Commercial
    Funding, Ser 2005-GG5, Cl AAB (F)
    5.190%, 04/10/37                      2,651         2,632
  Harborview Mortgage Loan Trust,
    Ser 2005-01, Cl X, IO (H)
    0.563%, 03/19/35                     37,022           926

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Harborview Mortgage Loan Trust,
    Ser 2005-10, Cl X, IO (H)
    0.649%, 11/19/35                   $ 47,379    $    1,421
  Harborview Mortgage Loan Trust,
    Ser 2005-12, Cl X2B, IO (H)
    0.341%, 10/19/35                     44,000         1,224
  Harley-Davidson Motorcycle
    Trust, Ser 2003-1, Cl A2
    2.630%, 11/15/10                      1,173         1,147
  Harwood Street Funding II, Ser
    2005-1A, Cl NOTE (F) (J) (L) (M)
    4.631%, 06/25/06                     18,246        18,246
  Heller Financial Commercial
    Mortgage, Ser 1999-PH1, Cl C (F)
    6.877%, 05/15/31                        239           250
  Home Equity Mortgage Trust,
    Ser 2005-4, Cl A2A (F)
    4.691%, 01/25/36                     11,117        11,117
  IMPAC CMB Trust, Ser 2003-12,
    Cl A1 (G)
    4.961%, 12/25/33                      2,962         2,963
  Illinois Power Special Purpose
    Trust, Ser 1198-1, Cl A6
    5.540%, 06/25/09                      1,511         1,516
  Indymac Indx Mortgage Loan
    Trust, Ser 2004-AR12, Cl AX2,
    IO (H)
    0.700%, 12/25/34                     32,774           881
  JP Morgan Chase Commercial
    Mortgage, Ser 1997-C5, Cl X
    1.425%, 09/15/29                         --            --
  JP Morgan Chase Commercial
    Mortgage, Ser 2004-C3, Cl A2
    4.223%, 01/15/42                     12,948        12,525
  JP Morgan Chase Commercial
    Mortgage, Ser 2005-CB11,
    Cl A4 (F)
    5.335%, 08/12/37                      5,169         5,166
  JP Morgan Chase Commercial
    Mortgage, Ser 2005-CB11,
    Cl ASB (F)
    5.201%, 08/12/37                        654           652
  JP Morgan Chase Commercial
    Mortgage, Ser 2005-CB12, Cl A4
    4.895%, 09/12/37                        530           514
  JP Morgan Chase Commercial
    Mortgage, Ser 2005-LCP5, Cl A4
    5.179%, 12/15/44                      1,038         1,036
  JP Morgan Chase Commercial
    Mortgage, Ser 2005-LDP4, Cl A4 (F)
    4.918%, 10/15/42                      6,200         6,023
  JP Morgan Chase Commercial
    Mortgage, Ser 2005-LDP5, Cl B
    5.334%, 12/15/44                        749           747
  JP Morgan Mortgage Aquisition,
    Ser 2005-OPT2, Cl A3 (F)
    4.821%, 12/25/35                      2,682         2,684
  JP Morgan Mortgage Trust,
    Ser 2004-A5, Cl 4A2
    4.850%, 12/25/34                      9,144         9,020
  JP Morgan Mortgage Trust,
    Ser 2004-A5, Cl 4A4
    4.862%, 12/25/34                     11,500        11,127
  JP Morgan Mortgage Trust,
    Ser 2005-A3, Cl 11A2 (F)
    4.513%, 06/25/35                     13,065        12,522

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  LB Commercial Conduit Mortgage,
    Ser 1999-C2, Cl A1
    7.105%, 10/15/32                   $  1,895    $    1,911
  LB Commercial Mortgage Trust,
    Ser 1999-C2, Cl B
    7.425%, 10/15/32                        361           387
  LB-UBS Commercial Mortgage
    Trust, Ser 2003-C7, Cl A4
    4.931%, 09/15/35                      2,790         2,730
  LB-UBS Commercial Mortgage
    Trust, Ser 2005-C2, Cl A4
    4.998%, 04/15/30                        123           121
  LB-UBS Commercial Mortgage
    Trust, Ser 2005-C3, Cl A2
    4.553%, 07/15/30                      5,050         4,931
  Lehman XS Trust, Ser 2005-5N,
    Cl 1A1 (F)
    4.881%, 11/25/35                     16,227        16,248
  Lehman XS Trust, Ser 2005-7N,
    Cl 1A1B (F)
    4.881%, 12/25/35                      8,780         8,806
  MLCC Mortgage Investors,
    Ser 2004-B, Cl A3 (F)
    5.549%, 05/25/29                      2,831         2,879
  Master Adjustable Rate
    Mortgages Trust, Ser 2004-13,
    Cl 3A7A (F)
    3.787%, 11/21/34                     11,650        11,298
  Master Alternative Loans Trust,
    Ser 2004-4, Cl 1A1
    5.500%, 05/25/34                      3,828         3,767
  Master Asset-Backed Securities
    Trust, Ser 2004-FRE1, Cl A2 (F)
    4.921%, 07/25/34                      1,346         1,348
  Master Asset-Backed Securities
    Trust, Ser 2004-OPT2, Cl A2 (G)
    4.931%, 09/25/34                        395           395
  Master Asset-Backed Securities
    Trust, Ser 2005-AB1, Cl A1B (G)
    5.143%, 11/25/35                      2,327         2,318
  Master Reperforming Loan Trust,
    Ser 2005-1, Cl 1A1 (C)
    6.000%, 08/25/34                      6,543         6,543
  Master Reperforming Loan Trust,
    Ser 2006-1, Cl 1A1F (F)
    4.941%, 07/25/35                      3,000         3,000
  Master Seasoned Securities
    Trust, Ser 2005-2, Cl 2A1 (F)
    4.981%, 10/25/32                      1,778         1,781
  Merrill Lynch Mortgage
    Investors, Ser 1996-C2, Cl A3
    6.960%, 11/21/28                        590           592
  Merrill Lynch Mortgage
    Investors, Ser 1998-C1, Cl A1
    6.310%, 11/15/26                        174           174
  Merrill Lynch Mortgage
    Investors, Ser 2004-A1, Cl 4A (F)
    5.347%, 02/25/34                      9,979         9,782
  Merrill Lynch Mortgage
    Investors, Ser 2005-SD1,
    Cl A1 (F)
    4.761%, 05/25/46                      2,236         2,236
  Merrill Lynch Mortgage Trust,
    Ser 2004-MKB1, Cl A3
    4.892%, 02/12/42                        151           148
  Merrill Lynch Mortgage Trust,
    Ser 2005-CKI1, Cl ASB (F)
    5.245%, 11/12/37                      2,783         2,785

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Merrill Lynch Mortgage Trust,
    Ser 2005-LC1, Cl A4 (F)
    5.291%, 01/12/44                   $  2,954    $    2,951
  Merrill Lynch Mortgage Trust,
    Ser 2005-MCP1, Cl A4
    4.747%, 06/12/43                      4,080         3,916
  Metropolitan Asset Funding,
    Ser 1997-B, Cl A1D (C)
    7.130%, 03/20/12                        471           470
  Mid-State Trust, Ser 11, Cl A1
    4.864%, 07/15/38                      3,878         3,670
  Money Store SBA Loan Trust,
    Ser 1999-1, Cl A (F)
    5.300%, 07/15/25                        283           281
  Morgan Stanley Capital I,
    Ser 2003-NC8, Cl A2 (F)
    4.941%, 09/25/33                        466           466
  Morgan Stanley Capital I,
    Ser 2004-HQ4, Cl A2
    3.920%, 04/14/40                      1,380         1,346
  Morgan Stanley Capital I,
    Ser 2004-WMC2, Cl A2 (F)
    4.941%, 07/25/34                      1,764         1,764
  Morgan Stanley Capital I,
    Ser 2005-HE2, Cl A3B (F)
    4.801%, 01/25/35                      5,365         5,369
  Morgan Stanley Capital I,
    Ser 2005-HQ6, Cl A4A (K)
    4.989%, 08/13/42                      4,630         4,526
  Morgan Stanley Capital I,
    Ser 2006-NC1, Cl A1 (F)
    4.661%, 12/25/35                      2,019         2,019
  Morgan Stanley Capital I,
    Ser 2006-T21, Cl A2
    5.090%, 10/12/52                      2,062         2,053
  Morgan Stanley Dean Witter
    Capital, Ser 2000-LIF2, Cl A2
    7.200%, 10/15/33                      5,075         5,426
  Morgan Stanley Dean Witter
    Capital, Ser 2000-LIFE, Cl A2
    7.570%, 11/15/36                      3,500         3,753
  Nationslink Funding, Ser 1999-1,
    Cl 2
    6.316%, 01/20/31                      6,376         6,526
  New Century Home Equity Loan
    Trust, Ser 2005-B, Cl A2A (F)
    4.701%, 10/25/35                     15,842        15,845
  Nomura Asset Securities,
    Ser 1996-MD5, Cl A1B
    7.120%, 04/13/39                      3,000         3,003
  Northstar Education Finance,
    Ser 2005-1, Cl A5
    4.740%, 01/01/43                      1,788         1,788
  Novastar Home Equity Loan,
    Ser 1998-2, Cl A2 (F)
    4.753%, 08/25/28                        365           365
  Novastar Home Equity Loan,
    Ser 2005-2, Cl A2B (F)
    4.731%, 10/25/35                      1,218         1,218
  Oakwood Mortgage Investors,
    Ser 2002-C, Cl A, IO
    6.000%, 08/15/10                      8,139         1,368
  Oncor Electric Delivery
    Transition Bond, Ser 2003-1,
    Cl A2
    4.030%, 02/15/12                      3,130         3,053


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Option One Mortgage Loan Trust,
    Ser 2001-4, Cl A (F)
    5.181%, 01/25/32                   $  1,022    $    1,022
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl 2A1 (F)
    4.651%, 01/25/36                      2,582         2,582
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    (F) (J) (L)(M)
    4.920%, 05/18/06                     13,995        13,995
  Origen Manufactured Housing,
    Ser 2002-A, Cl A1 (F)
    4.810%, 05/15/32                         99            98
  Ownit Mortgage Loan NIM Trust,
    Ser 2006-1, Cl AF1 (G)
    5.424%, 12/25/36                      1,342         1,342
  Park Place Securities NIM Trust,
    Ser MM1, Cl AM4 (F) (J) (L) (M)
    4.621%, 05/25/06                     14,058        14,058
  QFA Royalties, Ser 2005-1, Cl NT
    7.300%, 02/20/25                        692           692
  RMAC, Ser 2004-NS3A, Cl A1 (F)
    (J) (L) (M)
    4.570%, 09/12/06                      4,448         4,448
  Renaissance Home Equity Loan
    Trust, Ser 2004-3, Cl AF-2 (G)
    3.574%, 11/25/34                      3,874         3,849
  Residential Accredit Loans,
    Ser 2006-Q01, Cl 3A3
    4.525%, 02/25/36                      4,000         4,000
  Residential Asset Mortgage
    Products, Ser 2003-RS3,
    Cl AII (F)
    4.941%, 04/25/33                        489           490
  Residential Asset Mortgage
    Products, Ser 2004-SL1, Cl A8
    6.500%, 11/25/31                      3,347         3,391
  Residential Asset Mortgage
    Products, Ser 2004-SL3, Cl A2
    6.500%, 12/25/31                      5,348         5,421
  Residential Asset Securities,
    Ser 2002-KS7, Cl A2 (F)
    4.951%, 11/25/32                      2,747         2,750
  Residential Asset Securitization
    Trust, Ser 2004-IP2, Cl 2A1
    5.239%, 12/25/34                      6,160         6,137
  Residential Funding Mortgage
    Securities, Ser 2000-HI1,
    Cl AI7 (G)
    8.290%, 02/25/25                      4,267         4,288
  Residential Funding Mortgage
    Securities, Ser 2005-HS1,
    Cl AI1 (F)
    4.701%, 09/25/35                     14,468        14,427
  Saturn Ventures II (F) (L) (M)
    4.630%, 08/07/06                     17,027        17,027
  Securitized Asset Backed
    Receivables LLC, Ser
    2005-FR4, Cl A3 (F)
    4.781%, 01/25/36                      6,537         6,538
  Specialty Underwriting &
    Residential Finance,
    Ser 2005-BC1, Cl A1B (F)
    4.811%, 12/25/35                      2,918         2,919


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Specialty Underwriting & Residential
    Finance, Ser 2005-BC4,
    Cl A2A (F)
    4.691%, 09/25/36                   $  2,746    $    2,746
  Start, Ser 2003-1, Cl X
    4.130%, 01/21/10                      5,321         5,311
  Start, Ser 2003-2, Cl X (F)
    4.600%, 01/21/09                      2,535         2,534
  Structured Adjustable Rate
    Mortgage Loan, Ser 2005-19XS,
    Cl 1A1 (F)
    4.901%, 10/25/35                     21,087        21,172
  Structured Asset Investment Loan
    Trust, Ser 2005-11, Cl A4 (F)
    4.671%, 01/25/36                      2,753         2,752
  Structured Asset Investment Loan
    Trust, Ser 2005-11, Cl A6 (F)
    4.801%, 01/25/36                      2,348         2,349
  Structured Asset Investment Loan
    Trust, Ser 2005-5, Cl A2 (F)
    4.671%, 06/25/35                        498           498
  TIAA Real Estate, Ser 2003 1A,
    Cl A1 (F) (J) (L) (M)
    4.635%, 09/28/06                     11,781        11,781
  Terwin Mortgage Trust,
    Ser 2005-9HGS, Cl A1 (C) (F)
    4.000%, 08/25/35                      9,932         9,787
  Thornburg Mortgage Securities
    Trust, Ser 2005-3, Cl 2A1 (F)
    4.821%, 10/25/35                     16,590        16,582
  Thornburg Mortgage Securities
    Trust, Ser 2006-1, Cl A3 (F)
    4.751%, 01/25/36                     26,781        26,781
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2003-C6,
    Cl A3
    4.957%, 08/15/35                        840           827
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2003-C8,
    Cl A3
    4.445%, 11/15/35                        931           900
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C17,
    Cl A4
    5.083%, 03/15/42                      2,988         2,937
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C19,
    Cl APB
    4.621%, 05/15/44                      1,559         1,496
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C20,
    Cl A7 (F)
    5.118%, 07/15/42                      3,000         2,955
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C21,
    Cl A4 (F)
    5.195%, 10/15/44                      1,545         1,542
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2006-C23,
    Cl A4
    5.418%, 01/15/45                     10,398        10,450
  Washington Mutual Asset
    Securities, Ser 2005-C1A,
    Cl AJ (C) (F)
    5.190%, 05/25/36                      2,220         2,205


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Washington Mutual Mortgage,
    Ser 2003-MS1, Cl 1A
    5.000%, 02/25/18                   $  1,929    $    1,888
  Washington Mutual Mortgage,
    Ser 2003-MS2, Cl 3A1
    5.000%, 03/25/18                      6,413         6,289
  Washington Mutual,
    Ser 2002-AR18, Cl A (F)
    4.120%, 01/25/33                      3,247         3,243
  Washington Mutual,
    Ser 2005-AR13, Cl A1A1 (F)
    4.871%, 10/25/45                     13,508        13,571
  Washington Mutual,
    Ser 2005-AR15, Cl A1A2 (F)
    4.861%, 11/25/45                     17,176        17,210
  Washington Mutual,
    Ser 2005-AR16, Cl 1A4A (F)
    5.127%, 12/25/35                     13,585        13,343
  Washington Mutual,
    Ser 2005-AR18, Cl 3A1 (F)
    5.627%, 01/25/36                      5,844         5,781
  Washington Mutual, Ser 2005-Ar19,
    Cls A1A2 (F)
    4.871%, 12/25/45                     21,910        21,960
  Washington Mutual, Ser 2006-1,
    Cl 1A1
    6.500%, 02/25/21                        357           363
  Washington Mutual, Ser 2006-1,
    Cl 3A2
    5.750%, 02/25/36                      7,460         7,459
  Washington Mutual, Ser 2006-AR1,
    Cl 1A1B
    4.548%, 01/25/46                      7,211         7,211
  Wells Fargo, Ser 2004-H, Cl A-1 (F)
    4.526%, 06/25/34                      7,176         6,972
  Wells Fargo, Ser 2005-AR14, Cl A1
    5.389%, 08/25/35                      1,621         1,616
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMMD (F) (J) (L) (M)
    4.511%, 06/15/06                      4,561         4,561
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMME (F) (J) (L) (M)
    4.511%, 09/15/06                      2,737         2,737
  Witherspoon CDO (F) (J) (L) (M)
    4.596%, 03/15/06                      5,474         5,473
                                                   -----------
                                                    1,022,856
                                                   -----------
OTHER ASSET-BACKED SECURITIES -- 1 0%
  Comed Transitional Funding
    Trust, Ser 1998-1, Cl A7
    5.740%, 12/25/10                        532           539
  Comed Transitional Funding
    Trust, Ser 2005-1, Cl A6
    5.630%, 06/25/09                      2,652         2,663
  Credit-Based Asset Servicing,
    Ser 2006-CB2, Cl AF2 (G)
    5.501%, 12/25/36                      1,999         1,999
  Embarcadero Aircraft, Ser
    2000-A, Cl A1 (C) (F)
    5.050%, 08/15/25                      4,800         3,504
  Encore Credit Receivables
    Trust, Ser 2005-3, Cl 2A1 (F)
    4.701%, 10/25/35                      2,458         2,458
  MSDWCC Heloc Trust, Ser 2005-1,
    Cl A (G)
    4.771%, 07/25/17                      1,642         1,643

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  PG&E Energy Recovery Funding,
    Ser 2005-1, Cl A2
    3.870%, 06/25/11                   $  1,424    $    1,395
  PG&E Energy Recovery Funding,
    Ser 2005-1, Cl A4
    4.370%, 06/25/14                      1,509         1,461
  PG&E Energy Recovery Funding,
    Ser 2005-2,  Cl A3
    5.120%, 12/25/14                      1,840         1,845
  PG&E Energy Recovery Funding,
    Ser 2005-2, Cl A1
    4.850%, 06/25/11                      4,056         4,044
  Peco Energy Transition Trust,
    Ser 1999-A, Cl A6
    6.050%, 03/01/09                      3,527         3,547
  Peco Energy Transition Trust,
    Ser 2001-A, Cl A1
    6.520%, 12/31/10                      1,640         1,729
  SLM Student Loan Trust,
    Ser 2003-11, Cl A5 (C)
    2.990%, 12/15/22                      4,618         4,548
  SLM Student Loan Trust,
    Ser 2003-4, Cl A2 (F)
    4.531%, 12/17/12                        229           229
  SLM Student Loan Trust,
    Ser 2004-1, Cl A2 (F)
    4.763%, 07/25/18                      1,529         1,534
  SLM Student Loan Trust,
    Ser 2005-7, Cl A3
    4.410%, 07/25/25                      1,886         1,863
  SLM Student Loan Trust,
    Ser 2005-8, Cl A4
    4.250%, 01/25/28                      5,023         4,930
  Stingray Pass-Through Trust (C)
    5.902%, 01/12/15                      4,300         4,199
                                                   -----------
                                                       44,130
                                                   -----------
Total Asset-Backed Securities
  (Cost $1,218,333) ($ Thousands)                   1,206,019
                                                   -----------
U.S. TREASURY OBLIGATIONS -- 23.0%
  U.S. Treasury Bonds
    7.250%, 05/15/16                      3,406         4,122
    7.125%, 02/15/23                      4,442         5,685
  U.S. Treasury Bonds (D) (K)
    3.875%, 04/15/29                      4,217         5,761
    3.625%, 04/15/28                     30,563        39,930
    2.375%, 01/15/25                     22,348        23,754
    2.000%, 01/15/26                      2,243         2,256
  U.S. Treasury Bonds (K)
    8.875%, 08/15/17                      3,800         5,205
    8.125%, 08/15/19                      4,884         6,536
    6.250%, 08/15/23 to 05/15/30         59,466        71,451
    6.125%, 11/15/27 to 08/15/29         28,865        34,583
    6.000%, 02/15/26                     26,885        31,424
    5.375%, 02/15/31                     11,534        12,839
    4.500%, 02/15/16 to 02/15/36         41,411        41,278
  U.S. Treasury Notes
    6.500%, 10/15/06                        330           333
    4.625%, 02/29/08                        859           858
    4.500%, 02/15/09 to 02/28/11         36,206        36,045
    4.375%, 01/31/08                        960           954
    3.125%, 09/15/08                        110           106
  U.S. Treasury Notes (D)
    4.250%, 01/15/10                      1,510         1,645
    3.375%, 01/15/07 to 01/15/12          2,008         2,057
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  U.S. Treasury Notes (D) (K)
    2.000%, 07/15/14                   $  9,090    $    9,102
    1.875%, 07/15/13 to 07/15/15         43,224        42,827
    1.625%, 01/15/15                      4,629         4,491
    0.875%, 04/15/10                      6,030         5,781
  U.S. Treasury Notes (K)
    5.000%, 08/15/11                     25,387        25,866
    4.875%, 02/15/12                     81,938        83,042
    4.500%, 11/15/10 to 11/15/15         47,880        47,560
    4.375%, 11/15/08 to 12/15/10         35,815        35,487
    4.250%, 10/15/10 to 08/15/15        103,915       101,586
    4.125%, 08/15/10 to 05/15/15          4,423         4,272
    4.000%, 06/15/09 to 04/15/10         27,180        26,635
    3.875%, 09/15/10 to 02/15/13         19,790        19,133
    3.750%, 05/15/08                      9,730         9,545
    3.500%, 08/15/09 to 02/15/10        109,269       104,999
    3.375%, 02/15/08 to 10/15/09        122,672       118,110
    3.125%, 10/15/08                      2,230         2,146
  U.S. Treasury STRIPS (A)
    4.691%, 05/15/16                      3,425         2,134
  U.S. Treasury STRIPS (A) (K)
    5.865%, 11/15/21                     23,570        11,293
    4.316%, 08/15/09                     63,673        54,321
                                                   -----------
Total U.S. Treasury Obligations
  (Cost $1,033,958) ($ Thousands)                   1,035,152
                                                   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.1%
  FHLB
    4.850%, 02/06/08                      2,150         2,148
    3.250%, 12/17/07                      4,400         4,276
  FHLB (K)
    3.625%, 11/14/08                        100            97
  FHLB CMO, Ser 2015, Cl A
    5.460%, 11/27/15                     25,260        25,260
  FHLMC
    5.875%, 03/21/11                      1,591         1,643
    5.150%, 01/24/11                      7,236         7,203
    4.875%, 02/17/09                      4,319         4,316
    4.000%, 08/17/07                      2,091         2,064
    3.875%, 06/15/08                      2,112         2,065
  FHLMC (E)
    5.450%, 01/18/07                     56,297        53,903
    4.576%, 05/16/06                        600           594
  FHLMC (K)
    6.625%, 09/15/09                     36,787        38,764
    5.625%, 11/23/35                      7,370         7,326
    4.125%, 07/12/10                     12,047        11,670
  FHLMC CMO, Ser 1, Cl Z
    9.300%, 04/15/19                         52            52
  FHLMC CMO, Ser 1081, Cl K
    7.000%, 05/15/21                        889           888
  FHLMC CMO, Ser 1101, Cl M
    6.950%, 07/15/21                        508           508
  FHLMC CMO, Ser 1611, Cl Z
    6.500%, 11/15/23                      9,189         9,613
  FHLMC CMO, Ser 1907, Cl LP
    0.000%, 06/15/20
  FHLMC CMO, Ser 1983, Cl Z
    6.500%, 12/15/23                      1,399         1,443
  FHLMC CMO, Ser 2043, Cl CJ
    6.500%, 04/15/28                      3,901         4,034
  FHLMC CMO, Ser 2389, Cl CD
    6.000%, 03/15/16                      4,540         4,588
  FHLMC CMO, Ser 2515, Cl MG
    4.000%, 09/15/17                      4,331         4,166

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  FHLMC CMO, Ser 2542, Cl ES
    5.000%, 12/15/17                   $  3,680    $    3,604
  FHLMC CMO, Ser 2544,
    Cl IW, IO
    5.500%, 03/15/26                      3,431           231
  FHLMC CMO, Ser 2579, Cl PI, IO
    5.500%, 03/15/27                      1,561            80
  FHLMC CMO, Ser 2588, Cl IG, IO
    5.500%, 03/15/32                         --            --
  FHLMC CMO, Ser 2594, Cl QE
    5.000%, 08/15/31                      2,439         2,370
  FHLMC CMO, Ser 2621, Cl IJ, IO
    5.500%, 12/15/26                      2,506           240
  FHLMC CMO, Ser 2625, Cl IO, IO
    5.000%, 12/15/31                      2,628           335
  FHLMC CMO, Ser 2631, Cl MT
    3.500%, 01/15/22                      2,392         2,342
  FHLMC CMO, Ser 2645, Cl MK
    3.500%, 07/15/22                      1,946         1,899
  FHLMC CMO, Ser 2731, Cl PK
    3.500%, 05/15/26                     18,058        17,578
  FHLMC CMO, Ser 2733, Cl ME
    5.000%, 01/15/34                      6,302         5,968
  FHLMC CMO, Ser 2736, Cl DB
    3.300%, 11/15/26                      3,412         3,281
  FHLMC CMO, Ser 2809, Cl HX, IO
    6.000%, 10/15/24                      4,466           312
  FHLMC CMO, Ser 2845, Cl PI, IO
    5.500%, 02/15/32                      4,911           497
  FHLMC CMO, Ser 2890, Cl AP
    3.750%, 12/15/11                      5,127         4,993
  FHLMC CMO, Ser 2893, Cl PA
    4.000%, 04/15/25                      5,738         5,619
  FHLMC CMO, Ser 2945, Cl SA (F)
    4.068%, 03/15/20                      8,270         7,856
  FHLMC CMO, Ser 2957, Cl KJ
    4.500%, 10/15/24                     16,030        15,811
  FHLMC CMO, Ser 2960, Cl EH
    4.500%, 05/15/24                      1,799         1,776
  FHLMC CMO, Ser 2963, Cl Wl
    4.500%, 07/15/25                      3,433         3,385
  FHLMC CMO, Ser 2982, Cl LC
    4.500%, 01/15/25                      5,052         4,981
  FHLMC CMO, Ser 2992, Cl  OG
    5.500%, 06/15/33                        804           795
  FHLMC CMO, Ser 3000, Cl PA
    3.900%, 01/15/23                      4,483         4,336
  FHLMC CMO, Ser 3014, Cl NA
    4.500%, 11/15/25                      9,346         9,206
  FHLMC CMO, Ser 3019, Cl VM
    5.000%, 08/15/16                      2,320         2,281
  FHLMC CMO, Ser 3035, Cl DM
    5.500%, 11/15/25                      3,158         3,172
  FHLMC CMO, Ser 3044, Cl LJ
    5.500%, 03/15/35                      1,468         1,461
  FHLMC CMO, Ser 3044, Cl MD
    5.500%, 02/15/35                     11,869        11,801
  FHLMC CMO, Ser 3059, Cl CA
    5.000%, 03/15/25                      8,632         8,580
  FHLMC CMO, Ser 3086, Cl PA
    5.500%, 05/15/26                      6,445         6,473
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  FNMA
    6.625%, 11/15/10                   $  1,899    $    2,032
    5.250%, 08/01/12                      4,248         4,257
    4.625%, 10/15/13                      4,197         4,119
    4.250%, 09/15/07                      1,250         1,238
    3.875%, 07/15/08                      4,391         4,290
  FNMA (B) (E)
    4.416%, 05/15/06                      2,443         2,420
  FNMA (K)
    6.000%, 05/15/11                     20,827        21,796
  FNMA CMO, Ser 1999-11, Cl Z
    5.500%, 03/25/29                      5,302         5,236
  FNMA CMO, Ser 2001-60, Cl JZ
    6.000%, 03/25/31                        504           504
  FNMA CMO, Ser 2002-94, Cl BJ,
    IO
    5.500%, 04/25/16                        802            67
  FNMA CMO, Ser 2002-M3, Cl B
    4.370%, 09/25/10                      1,279         1,245
  FNMA CMO, Ser 2003-113, Cl PN
    3.500%, 02/25/13                      2,089         2,042
  FNMA CMO, Ser 2003-76, Cl DE
    4.000%, 09/25/31                     11,679        11,026
  FNMA CMO, Ser 2003-81, Cl NX
    3.500%, 10/25/13                      4,329         4,227
  FNMA CMO, Ser 2003-84, Cl PG
    5.000%, 03/25/32                      2,807         2,719
  FNMA CMO, Ser 2003-92, Cl KQ
    3.500%, 06/25/23                      3,522         3,437
  FNMA CMO, Ser 2004-7, Cl JK
    4.000%, 02/25/19                        878           795
  FNMA CMO, Ser 2004-88, Cl HA
    6.500%, 07/25/34                      2,984         3,055
  FNMA CMO, Ser 2005-57, Cl EG (F)
    4.880%, 03/25/35                     4,522         4,513
  FNMA CMO, Ser 2005-65, Cl WG
    4.500%, 08/25/26                      5,191         5,121
  FNMA CMO, Ser 2005-69, Cl JM
    4.500%, 08/25/25                      4,618         4,258
  FNMA CMO, Ser 2005-77, Cl BX
    4.500%, 07/25/28                     26,124        25,734
  FNMA CMO, Ser 2005-92, Cl NM
    3.500%, 04/25/13                      1,993         1,946
  FNMA CMO, Ser 2005-99, Cl KC
    5.500%, 02/25/28
  FNMA CMO, Ser 3019, Cl VQ
    5.000%, 05/15/22                      3,317         3,176
  FNMA CMO, Ser 45, Cl BA
    4.500%, 11/25/14                        350           347
  FNMA CMO, Ser 51, Cl KC
    4.500%, 01/25/25                        145           142
  FNMA CMO, Ser 63, Cl QP
    3.500%, 10/25/31                      8,786         8,167
  FNMA STRIPS, Ser 342, Cl 2, IO
    6.000%, 09/01/33
  GNMA CMO, Ser 2001-18, Cl WH (F)
    11.340%, 04/20/31                       390           420
  GNMA CMO, Ser 2002-51, Cl SG (F)
    12.696%, 04/20/31                       339           382
  GNMA CMO, Ser 2003-58, Cl LG,
    IO
    5.500%, 05/17/29                      3,000           437
  GNMA CMO, Ser 2003-82, Cl IO, IO
    5.500%, 03/20/29                      6,675           586

----------------------------------------------------------------
                             Face Amount          Value
Description                  ($ Thousands)/Shares ($ Thousands)
----------------------------------------------------------------
  GNMA CMO, Ser 2004-80, Cl IP,
    IO
    5.500%, 07/20/34                   $  9,434    $      961
  GNMA CMO, Ser 2004-87, Cl LI,
    IO
    5.000%, 12/20/28                      9,201           828
  GNMA CMO, Ser 2006-3, Cl A
    4.212%, 01/16/28                        979           951
  GNMA CMO, Ser 2006-8, Cl A
    4.007%, 04/16/36                      1,478         1,434
                                                   -----------
Total U.S. Government Agency Obligations
  (Cost $455,291) ($ Thousands)                       451,792
                                                   -----------
COMMERCIAL PAPER (A) -- 2.6%
  Broadhollow Funding (L)
    4.574%, 03/07/06                     13,684        13,665
  Carmel Mounting Funding (L)
    4.575%, 03/10/06                      7,298         7,285
  Elysian Funding LLC (L)
    4.725%, 04/10/06                      9,123         9,057
    4.666%, 03/27/06                     13,684        13,637
    4.628%, 03/15/06                      7,439         7,420
    4.620%, 03/01/06                      7,298         7,280
  Lloyds TSB Bank
    4.480%, 03/01/06                     18,299        18,299
  Thornburg Mortgage Capital
    Resource (L)
    4.595%, 03/27/06                     18,246        18,181
  UBS Finance LLC
    4.550%, 03/01/06                     22,135        22,135
                                                   -----------
Total Commercial Paper
  (Cost $116,959) ($ Thousands)                       116,959
                                                   -----------
CASH EQUIVALENTS -- 2.0%
  Evergreen Select Money Market
    Fund, Institutional Class,
    4.42% **                            342,089           342
  SEI Daily Income Trust,
    Prime Obligation Fund,
    Cl A, 4.39% ** ++                91,071,411        91,071
                                                   -----------
Total Cash Equivalents
  (Cost $91,413) ($ Thousands)                         91,413
                                                   -----------
MASTER NOTES (A) (L) (N) -- 1.5%
  Bank of America
    4.633%, 03/01/06                     45,614        45,614
  Bear Stearns
    4.683%, 03/01/06                     21,895        21,895
                                                   -----------
Total Master Notes
  (Cost $67,509) ($ Thousands)                         67,509
                                                   -----------
PREFERRED STOCK -- 0.1%
  Aegon*                                 22,000           562
  Merrill Lynch                          56,000         1,469
  Metlife                                74,666         1,946
  National Rural Utilities
  Cooperative Finance                    13,000           313
                                                   -----------
Total Preferred Stock
  (Cost $4,170) ($ Thousands)                           4,290
                                                   -----------


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


----------------------------------------------------------------
                                Face Amount
Description                     ($ Thousands)/    Value
                                Shares/Contracts  ($ Thousands)
----------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
  Brazos, Texas, Higher Education
    Authority, Ser A, RB
    5.030%, 12/01/41                   $  2,579    $    2,579
                                                   -----------
Total Municipal Bonds
  (Cost $2,578) ($ Thousands)                           2,579
                                                   -----------
PURCHASED OPTIONS -- 0.0%
  90 Day Euro Futures Call, Expires
    09/18/06, Strike Price $94.75            90            48
  90 Day Euro Futures Call, Expires
    09/18/06, Strike Price $95              143            36
                                                   -----------
Total Purchased Options
  (Cost $182) ($ Thousands)                                84
                                                   -----------
EURODOLLAR  -- 0.0%
    Lloyds TSB Bank (F)                     970           822
                                                   -----------
Total Eurodolla
  (Cost $829) ($ Thousands)                               822
                                                   -----------
REPURCHASE AGREEMENTS (O) -- 9.6%
Barclays Capital
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06, repurchase
  price $21,323,872 (collateralized by a
  U.S. Government Obligation, par
  value $22,246,037, 0.000%, 08/15/06;
  with total market value
  $21,747,726)(L)                        21,321        21,321
Deutsche Bank
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06, repurchase
  price $82,115,986 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $452,489-
  $36,491,047, 0.000%-5.600%,
  05/30/06-10/29/19; with total market
  value $83,747,871)(L)                  82,106        82,106
Lehman Brothers
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06, repurchase
  price $110,764,356 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $373,121-
  $45,787,141, 0.000%-8.875%,
  04/25/07-03/23/28; with total market
  value $112,966,104)(L)                110,750       110,750
Merrill Lynch
  4.540%, dated 02/28/06, to be
  repurchased on 03/01/06, repurchase
  price $217,227,391 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $14,275,000-
  $50,000,000, 3.830%-5.375%,
  01/18/08-05/15/19, with total market
  value $221,544,000)                   217,200       217,200
                                                   -----------
Total Repurchase Agreements
  (Cost $431,377) ($ Thousands)                       431,377
                                                   -----------


----------------------------------------------------------------
                                                  Value
Description                         Contracts     ($ Thousands)
----------------------------------------------------------------
Total Investments -- 143.2%
  (Cost $6,436,860) ($ Thousands)++                $6,431,174
                                                   ===========
WRITTEN OPTIONS  -- 0.0%
  90 Day Euro Futures Call, Expires
    09/18/06, Strike Price $95.25          (143)   $      (36)
  U.S. 10 Year Note Futures Call,
    Expires 05/26/06, Strike Price $108    (188)         (167)
                                                   -----------
Total Written Options
  (Premium received $180) ($ Thousands)            $     (203)
                                                   ===========




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


Forward Foreign Currency Contracts --The following forward foreign currency contracts were outstanding at February 28, 2006:

---------------------------------------------------------------------------------------------------------------------
                                                                                                      Unrealized
                                Currency to                    Currency to         Contract          Appreciation/
     Settlement                   Deliver                        Receive             Value          (Depreciation)
        Date                    (Thousands)                    (Thousands)       ($ Thousands)       ($ Thousands)
---------------------------------------------------------------------------------------------------------------------
05/10/06            AUD                 6,242        USD               5,442           $5,497                 $(55)
05/10/06            CAD                11,980        USD               8,984            8,882                  102
                                                                                  ------------      ----------------
                                                                                      $14,379                  $47
                                                                                  ============      ================

CURRENCY LEGEND
AUD -- Australian Dollar
CAD -- Canadian Dollar
USD -- U.S. Dollar




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


Futures -- A summary of the open futures contracts held by the Fund at February 28, 2006, is as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Unrealized
                                          Number of               Contract                                   Appreciation/
                                          Contracts                Value                 Expiration          (Depreciation)
Type of Contract                         Long (Short)           ($ Thousands)               Date             ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------
90-Day Eurodollar                                   535             $   127,220              March 2006      $      (891)
90-Day Eurodollar                                   853                 202,588              March 2007             (278)
90-Day Eurodollar                                 1,245                 295,298          September 2006             (650)
90-Day Eurodollar                                   439                 104,356          September 2007               11
90-Day Eurodollar                                   292                  69,292           December 2006             (516)
U.S. 5 Year Treasury Note                           812                  85,450              March 2006           (1,127)
U.S. 5 Year Treasury Note                           399                  41,970               June 2006               11
U.S. 10 Year Treasury Note                           36                   3,888              March 2006               12
U.S. 10 Year Treasury Note                           80                   8,633               June 2006               16
U.S. Long Treasury Bond                           (110)                (12,440)              March 2006              (57)
U.S. Long Treasury Bond                           (163)                (18,434)               June 2006               29
                                                                                                            ----------------
                                                                                                             $    (3,440)
                                                                                                            ================




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


------------------------------------------------------------------------------------------------------------------------------
Swaps -- At February 28, 2006, the following Credit Default Swap agreements were outstanding:
------------------------------------------------------------------------------------------------------------------------------


                                                                                              Notional          Unrealized
                                                                                Expiration     Amount          Depreciation
Description                                                                        Date    ($ Thousands)      ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------
Receive fixed rate of 1.900% and pay floating par in event of default on ACE
Securities Corp., Ser 2004-RM2, Cl B1, 5.014%, 01/25/35.
 (Counter Party: Citibank)                                                             01/25/35    $600        $     (8)

Receive fixed rate of 3.350% and pay floating par in event of default on Aegis
Asset Backed Securities Trust, Ser 2004-5, Cl B3, 6.814%, 12/25/34.
 (Counter Party: Citibank)                                                             12/25/34     600             (13)

Receive fixed rate of 2.050% and pay floating par in event of default on
Ameriquest Mortgage Securities Inc., Ser 2004-R6, Cl M3, 5.464%, 07/25/34.
 (Counter Party: Citibank)                                                             07/25/34     600              (8)

Receive fixed rate of 1.950% and pay floating par in event of default on CDC
Mortgage Capital Trust, Ser 2004- HE3, Cl B2, 5.264%, 11/25/34.
 (Counter Party: Citibank)                                                             11/25/34     600              (7)

Receive fixed rate of 1.900% and pay floating par in event of default on
Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV8, 5.114%, 11/25/34.
 (Counter Party: Citibank)                                                             05/25/34     600              (8)

Receive fixed rate of 2.050% and pay floating par in event of default on
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl M8, 5.514%, 05/25/34.
 (Counter Party: Citibank)                                                             05/25/34     600              (9)

Receive fixed rate of 2.000% and pay floating par in event of default on
Countrywide Asset-Backed Certificates, Ser 2004-ECC2, Cl M8, 5.464%, 06/25/34.
 (Counter Party: Citibank)                                                             06/25/34    1,000            (14)

Receive fixed rate of 3.000% and pay floating par in event of default on
Countrywide Asset-Backed Certificates, Ser 2004-ECC1, Cl B, 4.814%, 01/25/34.
 (Counter Party: Citibank)                                                             02/25/34    1,000            (11)

Receive fixed rate of 3.050% and pay floating par in event of default on Home
Equity Asset Trust, Ser 2004-8, Cl B3, 6.414%, 03/25/35.
 (Counter Party: Citibank)                                                             03/25/35     600              (9)

Receive fixed rate of 2.030% and pay floating par in event of default on Long
Beach Mortgage Loan Trust, Ser 2004-2, Cl M5, 5.564%, 06/25/34.
 (Counter Party: Citibank)                                                             06/25/34     600              (8)

Receive fixed rate of 2.100% and pay floating par in event of default on Masters
Asset Backed Securities Trust, Ser 2004-WMC2, Cl M5, 5.714%, 06/25/34.
 (Counter Party: Citibank)                                                             06/25/34     600              (9)

Receive fixed rate of 2.050% and pay floating par in event of default on Morgan
Stanley ABS Equity I, Ser 2004- HE6, Cl B2, 5.264%, 08/25/34.
 (Counter Party: Citibank)                                                             08/25/34     600              (9)

Receive fixed rate of 2.070% and pay floating par in event of default on Morgan
Stanley ABS Equity I, Ser 2004- NC5, Cl B2, 5.564%, 05/25/34.
 (Counter Party: Citibank)                                                             05/25/34     600              (8)

Receive fixed rate of 2.900% and pay floating par in event of default on New
Century Home Equity Loan Trust, Ser 2004-4, Cl M9, 6.014%, 02/25/35.
 (Counter Party: Citibank)                                                             02/25/35    1,000            (12)

Receive fixed rate of 1.900% and pay floating par in event of default on
Residential Asset Securities Corporation, Ser 2004-KS10, Cl M5, 5.164%, 11/25/34.
 (Counter Party: Citibank)                                                             11/25/34     600              (8)

Receive fixed rate of 1.900% and pay floating par in event of default on GSAMP
Trust, Ser 2005-HE1, Cl B2, 5.014%, 11/25/34.
 (Counter Party: Citibank)                                                             11/25/34     600              (8)
                                                                                                               ----------
                                                                                                               $   (149)
                                                                                                               ==========




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


Percentages are based on Net Assets of $4,489,702 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of February 28, 2006.

+ Real Estate Investment Trusts.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". As of February 28, 2006, the total value of these securities was $246,535 ($ Thousands), representing 5.49% of the Fund's net assets. These securities have been deemed liquid by the Board of Trustees.

(D) Treasury Inflation Index Notes.

(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2006.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2006. The coupon on a step bond changes on a specified date.

(H) Securities considered illiquid. The total value of such securities as of February 28, 2006 was $13,290 ($ Thousands) and represents 0.30% of the Fund's net assets.

(I) Security in default on interest payments.

(J) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(K) This security or a partial position of this security is on loan at February 28, 2006. The total value of securities on loan at February 28, 2006 was $1,081,601 ($ Thousands).

(L) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2006 was $1,120,615 ($ Thousands).

(M) The date reported on the Schedule of Investments is the date in effect as of February 28, 2006.

(N) The date shown is the earlier of the reset date or the demand date.

(O) Tri-Party Repurchase Agreements.

(P) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2006


(Q) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EXL -- Extendable Maturity
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
PLC -- Public Limited Company
RB -- Revenue Bond
SBA -- Small Business Administration
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflated Protected Securities

Amounts designated as "--" are zero or have been rounded to zero.

++ At February 28, 2006, the tax basis cost of the Fund's investments was $6,436,860 ($ Thousands), and the unrealized appreciation and depreciation were $43,768 ($ Thousands) and $(49,454) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Long Duration Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
ASSET-BACKED SECURITIES -- 63.4%

MORTGAGE RELATED SECURITIES -- 63.4%
  Ace Securities, Ser 2004-FM2,
    Cl A2A (B)
    4.741%, 06/25/34                     $   58      $     58
  Ameriquest Mortgage Securities,
    Ser 2003-1, Cl M2 (B)
    6.431%, 02/25/33                      1,000         1,008
  Amortizing Residential
    Collateral Trust, Ser
    2002-BC4, Cl M2 (B)
    5.731%, 07/25/32                        823           829
  Asset-Backed Funding
    Certificates, Ser 2002-NC1,
    Cl M2 (B)
    5.831%, 02/25/32                        665           669
  Asset-Backed Funding
    Certificates, Ser 2005-MWC1,
    Cl A2A (B)
    4.691%, 06/25/35                        706           706
  Asset-Backed Securities Home
    Equity Loan, Ser 2003-HE4,
    Cl M2 (B)
    6.570%, 08/15/33                      1,850         1,871
  Aviation Capital Group Trust,
    Ser 2003-2A, Cl G2 (A) (B)
    5.370%, 09/20/33                        667           669
  Bayview Financial Acquisition
    Trust, Ser 2005-A, Cl A1 (A) (B)
    5.105%, 02/28/40                        700           700
  Bayview Financial Acquisition
    Trust, Ser 2005-B, Cl 1A1 (B)
    4.443%, 04/28/39                        451           448
  Bear Stearns Asset-Backed
    Securities, Ser 2004-FR3,
    Cl 1A1 (B)
    4.831%, 02/25/30                        237           237
  CDC Mortgage Capital Trust,
    Ser 2003-HE2, Cl M2 (B)
    6.481%, 10/25/33                      1,850         1,872
  Centex Home Equity, Ser 2005-A,
    Cl AV1 (B)
    4.701%, 08/25/27                        264           264
  Chase Funding Mortgage Loan
    Asset-Backed, Ser 2000-3,
    Cl IA5 (B)
    7.898%, 09/25/30                      1,685         1,705
  Citigroup Mortgage Loan Trust,
    Ser 2003-1, Cl WA2
    6.500%, 10/25/33                        149           151
  Citigroup Mortgage Loan Trust,
    Ser 2004-2, Cl 2A1 (A)
    6.500%, 08/25/18                        611           615
  Citigroup Mortgage Loan Trust,
    Ser 2005-HE3, Cl A2A (B)
    4.691%, 09/25/35                        745           745
  Countrywide Alternative Loan
    Trust, Ser 2005-16, Cl A5 (B)
    4.861%, 06/25/35                      1,497         1,511
  Countrywide Alternative Loan
    Trust, Ser 2005-27, Cl 1A2 (B)
    4.878%, 08/25/35                      2,757         2,758
  Countrywide Alternative Loan
    Trust, Ser 2005-27, Cl 2A1 (B)
    4.828%, 08/25/35                      1,098         1,098
  Countrywide Alternative Loan
    Trust, Ser 2005-27, Cl 3A2 (B)
    4.578%, 08/25/35                        376           377

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Countrywide Alternative Loan Trust,
    Ser 2005-51, Cl 2A2A (B)
    4.860%, 11/20/35                     $1,386      $  1,389
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 1A1 (B)
    4.900%, 11/20/35                      1,786         1,794
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 2X, IO (B) (E)
    0.789%, 11/20/35                      6,111           244
  Countrywide Alternative Loan Trust,
    Ser 2005-61, Cl 2A1 (B)
    4.861%, 12/25/35                      1,172         1,172
  Countrywide Alternative Loan Trust,
    Ser 2005-72, Cl A1 (B)
    4.851%, 01/25/36                      1,795         1,795
  Countrywide Asset-Backed
    Certificates, Ser 2003-BC1,
    Cl M1 (B)
    5.501%, 12/25/32                      1,150         1,155
  Countrywide Asset-Backed
    Certificates, Ser 2004-12,
    Cl 2AV2 (B)
    4.861%, 09/25/33                      2,888         2,890
  Countrywide Asset-Backed
    Certificates, Ser 2004-13,
    Cl AV2 (B)
    4.841%, 05/25/34                      2,662         2,664
  Countrywide Asset-Backed
    Certificates, Ser 2005-1,
    Cl 3AV1 (B)
    4.671%, 07/25/35                        709           709
  Countrywide Asset-Backed
    Certificates, Ser 2005-13,
    Cl AF1 (B)
    4.660%, 04/25/36                      1,971         1,971
  Countrywide Asset-Backed
    Certificates, Ser 2005-16,
    Cl 1A1 (B)
    5.123%, 06/25/35                        870           877
  Countrywide Home Equity Loan
    Trust, Ser 2005-M, Cl A2 (B)
    4.690%, 02/15/36                      3,161         3,162
  Countrywide Home Loans, Ser 5,
    Cl 1A1 (B)
    4.901%, 03/25/35                        662           665
  Credit-Based Asset Servicing
    and Securities, Ser 2005-CB5,
    Cl AF1 (B)
    4.721%, 08/25/35                      1,576         1,576
  DSLA Mortgage Loan Trust,
    Ser 2004-AR1, Cl A2A (B)
    4.980%, 09/19/44                        319           320
  DSLA Mortgage Loan Trust,
    Ser 2005-AR2, Cl 2A1A (B)
    4.780%, 03/19/45                      1,065         1,072
  DSLA Mortgage Loan Trust,
    Ser AR4, Cl 2A1A (B)
    4.830%, 08/19/45                      1,089         1,088
  First Franklin Mortgage Loan,
    Ser 2005-FF2, Cl A2B (B)
    4.761%, 03/25/35                      3,250         3,251
  First Franklin Mortgage Loan,
    Ser 2005-FFH4, Cl N1 (A) (B)
    5.682%, 12/25/35                      1,947         1,947
  Fremont Home Loan Trust,
    Ser 2004-4, Cl 2A2 (B)
    4.861%, 03/25/35                        681           682
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Long Duration Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  GMAC Mortgage, Ser 2003-HE2,
    Cl A2
    3.140%, 06/25/25                     $  191      $    190
  GSAMP Trust, Ser 2005-HE4,
    Cl A2A (B)
    4.701%, 08/25/35                      2,897         2,897
  Greenpoint Mortgage Funding Trust,
    Ser 2005-HE2, Cl A1 (B)
    4.770%, 04/15/30                        582           582
  Harborview Mortgage Loan Trust,
    Ser 2004-8, Cl 2A4A (B)
    4.970%, 11/19/34                      1,700         1,703
  Harborview Mortgage Loan Trust,
    Ser 2005-01, Cl X, IO (B) (E)
    0.563%, 03/19/35                      3,206            80
  Harborview Mortgage Loan Trust,
    Ser 2005-10, Cl X, IO (B) (E)
    0.649%, 11/19/35                      5,824           175
  Harborview Mortgage Loan Trust,
    Ser 2005-11, Cl 2A1A (B)
    4.880%, 08/19/45                      1,937         1,944
  Harborview Mortgage Loan Trust,
    Ser 2005-12, Cl X2B, IO (B) (E)
    0.341%, 10/19/35                      6,000           167
  Harborview Mortgage Loan Trust,
    Ser 2006-1, Cl X1, IO (B) (E)
    0.354%, 03/19/37                     11,000           567
  Home Equity Asset Trust,
    Ser 2002-1, Cl M2 (B)
    5.981%, 11/25/32                        583           584
  Home Equity Asset Trust,
    Ser 2005-5, Cl 2A1 (B)
    4.691%, 11/25/35                      1,117         1,117
  Home Equity Mortgage Trust,
    Ser 2005-1, Cl A1 (B)
    4.781%, 06/25/35                      1,189         1,189
  Home Equity Mortgage Trust,
    Ser 2006-1, Cl A1B (B)
    4.701%, 05/25/36                      3,250         3,250
  Household Mortgage Loan Trust,
    Ser 2002-HC1, Cl M (B)
    5.220%, 05/20/32                        248           248
  Indymac Home Equity Loan Asset-
    Backed Trust, Ser 2002-A,
    Cl M1 (B)
    5.331%, 05/25/33                      1,575         1,579
  Indymac Indx Mortgage Loan Trust,
    Ser 2004-AR12, Cl A1 (B)
    4.971%, 12/25/34                      1,318         1,322
  Indymac Indx Mortgage Loan Trust,
    Ser 2004-AR12, Cl AX2,
    IO (B) (E)
    0.700%, 12/25/34                      2,778            75
  Indymac Indx Mortgage Loan Trust,
    Ser 2004-AR5, Cl 2A1B (B)
    4.981%, 08/25/34                      1,545         1,551
  Indymac Indx Mortgage Loan Trust,
    Ser 2004-AR6, Cl 6A1 (B)
    5.464%, 10/25/34                        367           365
  Indymac Indx Mortgage Loan Trust,
    Ser 2004-AR7, Cl A2 (B)
    5.011%, 09/25/34                        411           413
  Indymac Indx Mortgage Loan Trust,
    Ser 2004-AR8, Cl 2A2A (B)
    4.981%, 11/25/34                        311           312
  Indymac Indx Mortgage Loan Trust,
    Ser 2005-AR18, Cl 2A1A (B)
    4.891%, 10/25/36                      2,876         2,896


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Irwin Home Equity, Ser 2003-A,
    Cl M2 (B)
    6.731%, 10/25/27                     $  475      $    482
  Irwin Home Equity, Ser 2005-A,
    Cl A1 (B)
    4.751%, 09/25/17                        100           100
  Master Alternative Loans Trust,
    Ser 2003-3, Class 2A1
    8.500%, 05/25/33                        483           492
  Master Seasoned Securities
    Trust, Ser 2005-1, Cl 4A1 (B)
    5.800%, 10/25/32                        744           744
  Merrill Lynch Mortgage Investors,
    Ser 2006-WMC1, Cl A2B (B)
    4.721%, 01/25/37                      2,750         2,749
  Mid-State Trust, Ser 2004-1, Cl B
    8.900%, 08/15/37                        550           556
  Morgan Stanley Capital I,
    Ser 2002-HE3, Cl M1 (B)
    5.681%, 12/27/32                      2,000         2,025
  Morgan Stanley Capital I,
    Ser 2004-HE4, Cl A3 (B)
    4.781%, 05/25/34                        112           112
  Morgan Stanley Capital I,
    Ser 2004-NC2, Cl M2 (B)
    5.781%, 12/25/33                      1,500         1,519
  Morgan Stanley Dean Witter
    Capital, Ser 2002-HE1, Cl M2 (B)
    5.881%, 07/25/32                        915           920
  Nomura Asset Acceptance,
    Ser 2006-S1, Cl A1 (A) (B)
    4.721%, 01/25/36                      3,250         3,250
  Ownit Mortgage Loan, Ser 2005-1,
    Cl A1 (B)
    4.711%, 09/25/35                        521           521
  Renaissance NIM Trust,
    Ser 2005-2, Cl N (A)
    5.193%, 07/25/35                        458           457
  Residential Asset Mortgage
    Products, Ser 2004-RS11,
    Cl A2 (B)
    4.851%, 12/25/33                        925           927
  Residential Asset Securities,
    Ser 2005-KS8, Cl A1 (B)
    4.691%, 08/25/35                      3,238         3,238
  Residential Funding Mortgage
    Securities II, Ser 2006-HSA2,
    Cl AI1 (B)
    4.680%, 03/25/36                      3,100         3,100
  Residential Funding Mortgage
    Securities, Ser 1999-HI8,
    Cl AI7 (B)
    7.970%, 11/25/29                        556           555
  SACO I Trust, Ser 2004-3A,
    Cl A (A) (B)
    4.851%, 12/25/35                      1,355         1,355
  Saxon Asset Securities Trust,
    Ser 1, Cl M1 (B)
    5.111%, 03/25/35                      1,795         1,797
  Saxon Asset Securities Trust,
    Ser 2004-3, Cl A3 (B)
    4.921%, 12/26/34                        489           490
  Soundview Home Equity Loan
    Trust, Ser 2006-1, Cl A2 (B)
    4.721%, 02/25/36                      2,470         2,470

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Long Duration Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Soundview NIM Trust,
    Ser 2005-OPT4, Cl N1 (A)
    5.682%, 12/25/35                     $1,496      $  1,496
  Specialty Underwriting &
    Residential Finance, Ser AB1,
    Cl A1A (B)
    4.671%, 03/25/36                      1,541         1,541
  Structured Asset Investment Loan
    Trust, Ser 2005-HE3, Cl A3 (B)
    4.701%, 09/25/35                      3,001         3,001
  Terwin Mortgage Trust,
    Ser 2005-11, Cl 1A1A (A) (B)
    4.500%, 11/25/36                        877           870
  Terwin Mortgage Trust,
    Ser 2005-14HE, Cl AF1 (B)
    4.721%, 08/25/36                      2,292         2,292
  Washington Mutual,
    Ser 2000-1, Cl M2 (B)
    5.381%, 01/25/40                        807           809
  Washington Mutual,
    Ser 2002-AR17, Cl 2A (B)
    4.438%, 11/25/42                        465           458
  Washington Mutual,
    Ser 2004-AR10, Cl A2A (B)
    4.813%, 07/25/44                        218           218
  Washington Mutual,
    Ser 2004-AR12, Cl A4A (B)
    4.813%, 10/25/44                        514           514
  Washington Mutual,
    Ser 2005-AR1, Cl A2A2 (B)
    4.831%, 01/25/45                      1,376         1,377
  Washington Mutual, Ser 2005-AR2,
    Cl 2A21 (B)
    4.911%, 01/25/45                      1,201         1,207
  Washington Mutual, Ser 2005-AR2,
    Cl 2A22 (B)
    4.801%, 01/25/45                        602           603
  Washington Mutual, Ser 2005-AR6,
    Cl 2AB1 (B)
    4.771%, 04/25/45                        797           796
                                                     ---------
Total Asset-Backed Securities
  (Cost $115,099) ($ Thousands)                       114,961
                                                     ---------
CORPORATE OBLIGATIONS -- 18.4%

CONSUMER DISCRETIONARY -- 1.6%
  DaimlerChrysler (B)
    4.700%, 03/07/07                      1,375         1,376
  Ford Motor
    8.900%, 01/15/32                        590           454
    7.450%, 07/16/31                        360           255
  General Motors
    8.375%, 07/15/33                        153           108
  Johnson Controls (B)
    4.830%, 01/17/08                        786           787
                                                     ---------
                                                        2,980
                                                     ---------
FINANCIALS -- 12.0%
  Bank of America, Ser A (A)
    8.070%, 12/31/26                      1,267         1,342
  BankBoston Capital Trust I, Ser B
    8.250%, 12/15/26                        145           154
  Barrick Gold Finance
    5.800%, 11/15/34                        897           875


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Bear Stearns (B)
    4.898%, 01/31/11                     $  730      $    730
  Corestates Capital Trust I (A)
    8.000%, 12/15/26                      1,000         1,054
  Countrywide Financial (B)
    4.960%, 05/05/08                        200           200
  Countrywide Home Loans MTN,
    Ser E
    6.935%, 07/16/07                        690           705
  Credit Suisse First Boston
    London (A) (B) (G)
    0.000%, 03/24/10                        669           585
    0.000%, 03/24/10                        602           527
  Deutsche Bank Capital Funding
    Trust (A) (B)
    5.628%, 01/19/49                      2,182         2,163
  Deutsche Bank Luxembourg (A)
    6.825%, 12/28/07                        281           287
  EOP Operating (B)
    5.130%, 10/01/10                        510           514
  Farmers Insurance Exchange
    Capital (A)
    8.625%, 05/01/24                        160           193
  First Chicago NBD Institutional
    Capital (A)
    7.950%, 12/01/26                        500           526
  Ford Motor Credit
    6.625%, 06/16/08                        240           223
  Ford Motor Credit (B)
    7.680%, 11/02/07                        475           466
  Goldman Sachs Group
    5.350%, 01/15/16                      2,270         2,246
  HSBC Capital Trust II (A)
    8.380%, 05/15/27                          9            10
  Lehman Brothers Holdings MTN,
    Ser H (B) (H)
    0.000%, 11/30/10                        528           479
  Meridian Funding (A) (B)
    4.741%, 10/06/08                        294           294
  Nationwide Mutual Insurance (A)
    6.600%, 04/15/34                        305           310
  Pemex Finance
    8.020%, 05/15/07                        375           383
  Popular North America (B)
    4.830%, 12/12/07                        735           735
  Power Receivables Financial (A)
    6.290%, 01/01/12                        420           423
  Providian Capital I (A)
    9.525%, 02/01/27                      1,115         1,200
  Residential Capital (B)
    5.896%, 06/29/07                        380           382
  Rosyln Bancorp
    5.750%, 11/15/07                        900           901
  Spieker Properties
    7.650%, 12/15/10                        360           395
  State Street Institutional
    Capital, Cl B (A)
    8.035%, 03/15/27                      1,368         1,452
  Zurich Capital Trust I (A)
    8.376%, 06/01/37                      1,863         2,000
                                                     ---------
                                                       21,754
                                                     ---------
INDUSTRIALS -- 2.2%
  America West Airlines, Ser 01-1
    7.100%, 04/02/21                        181           191

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Long Duration Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  American Airlines, Ser AMBC
    3.857%, 07/09/10                     $  238      $    227
  Cedar Brakes II LLC (A)
    9.875%, 09/01/13                        865           979
  Continental Airlines, Ser 00-2
    7.707%, 04/02/21                        172           178
  Continental Airlines, Ser 2202-1,
    Cl G1 (B)
    5.199%, 08/15/11                        119           120
  Continental Airlines, Ser AMBC
    6.236%, 03/15/20                        106           109
  Delta Air Lines (D)
    3.312%, 01/25/08                        477           477
  Delta Air Lines, Ser 02-1, Cl G-1
    6.718%, 01/02/23                         38            39
  General Motors
    7.700%, 04/15/16                      1,070           738
  Oracle (A) (B)
    4.810%, 01/13/09                        909           909
                                                     ---------
                                                        3,967
                                                     ---------
TELECOMMUNICATION SERVICES -- 0.5%
  New England Telephone &
    Telegraph
    7.650%, 06/15/07                        900           922
                                                     ---------
UTILITIES -- 2.1%
  Entergy Gulf States (B)
    4.810%, 12/01/09                        525           519
  Entergy Louisiana LLC
    5.560%, 09/01/15                        285           275
  Power Contract Financing (A)
    6.256%, 02/01/10                      1,280         1,291
  Progress Energy Florida, Cl A (B)
    5.141%, 11/14/08                      1,000         1,000
  Sempra Energy
    4.621%, 05/17/07                        525           521
  Sempra Energy (B)
    5.240%, 05/21/08                        190           190
                                                     ---------
                                                        3,796
                                                     ---------
Total Corporate Obligations
  (Cost $34,059) ($ Thousands)                         33,419
                                                     ---------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 12.5%
  FHLMC
    7.000%, 01/01/33                        547           567
    6.500%, 08/01/29                        751           760
    3.150%, 05/01/34                      2,541         2,509
  FHLMC (B)
    6.091%, 01/01/33                      1,345         1,355
    5.717%, 05/01/35                        995         1,013
    5.435%, 01/01/32                      1,138         1,140
    4.108%, 08/01/34                      1,933         1,914
    3.883%, 01/01/34                      2,466         2,461
    3.282%, 04/01/34                      1,986         1,957
    3.146%, 04/01/34                      1,735         1,708
  FNMA
    7.000%, 04/01/34                        663           686
    5.500%, 10/01/17 to 02/01/18            486           488
  FNMA (B)
    5.686%, 01/01/33                      1,125         1,142
    4.514%, 07/01/33                      1,193         1,205
    3.679%, 06/01/33                      2,674         2,680


----------------------------------------------------------------
                             Face Amount          Value
Description                  ($ Thousands)/Shares ($ Thousands)
----------------------------------------------------------------
  GNMA (B)
    4.375%, 06/20/32                     $1,090      $  1,093
                                                     ---------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $22,671) ($ Thousands)                         22,678
                                                     ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.3%
  FHLMC CMO, Ser 2006-4, Cl WE
    4.500%, 02/25/36                      3,050         2,758
  FHLMC CMO, Ser 2391, Cl XE
    6.000%, 05/15/27                         84            84
  FHLMC CMO, Ser 2469, Cl AK
    6.000%, 04/15/30                        307           307
  FHLMC CMO, Ser 2748, Cl ZT
    5.500%, 02/15/24                         80            79
  FHLMC DN (F)
    4.300%, 03/14/06                      1,650         1,647
  FNMA CMO, Ser 2001-13, Cl SA
    7.846%, 11/25/17                        275           278
  FNMA CMO, Ser 2001-48,  Cl PD
    6.500%, 06/25/20                        534           536
  FNMA CMO, Ser 2003-122, Cl ZQ
    6.000%, 12/25/33                        108           110
  FNMA CMO, Ser 2003-33, Cl PC
    4.500%, 03/25/27                        419           417
  FNMA CMO, Ser 2004-12, Cl ZX
    6.000%, 03/25/34                        116           115
  FNMA CMO, Ser 2004-31, Cl MZ
    4.250%, 05/25/34                        108            76
  FNMA CMO, Ser 2004-80, Cl XZ
    5.000%, 11/25/34                        214           180
  FNMA DN (F)
    4.310%, 03/22/06                      1,140         1,137
  GNMA CMO, Ser 2003-112, Cl SG (B)
    2.295%, 12/16/33                        232           163
                                                     ---------
Total U.S. Government Agency Obligations
  (Cost $7,805) ($ Thousands)                           7,887
                                                     ---------
U.S. TREASURY OBLIGATIONS -- 3.2%
  U.S. Treasury Bills (C)
    3.891%, 03/02/06                        250           250
  U.S. Treasury Bond Forward
    Commitments
    6.250%, 08/15/23                      4,685         5,538
                                                     ---------
Total U.S. Treasury Obligations
  (Cost $5,751) ($ Thousands)                           5,788
                                                     ---------
CASH EQUIVALENT  -- 0.8%
  SEI Daily Income Trust,
    Prime Obligation Fund,
    Cl A, 4.39%*+                     1,369,064         1,369
                                                     ---------
Total Cash Equivalent
  (Cost $1,369) ($ Thousands)                           1,369
                                                     ---------
PREFERRED STOCK  -- 0.4%
  HRPT Properties Trust, Ser A           33,200           833
                                                     ---------
Total Preferred Stock
  (Cost $852) ($ Thousands)                               833
                                                     ---------
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Long Duration Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                                       ($ Thousands)
----------------------------------------------------------------

Total Investments -- 103.0%
  (Cost $187,606) ($ Thousands)++                    $186,935
                                                     =========





--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Long Duration Fund
February 28, 2006


At February 28, 2006, the following Interest Rate Swap agreements were outstanding:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Unrealized
                                                                                                  Notional        Appreciation
                                                                                     Expiration    Amount        (Depreciation)
Description                                                                             Date    ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------------------------------------
Receive fixed rate of 4.850% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Citigroup)                                                             08/02/20   $17,590         $  (422)

Receive fixed rate of 5.183% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Credit Suisse First Boston)                                            11/02/20    28,025             274

Receive fixed rate of 4.995% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Deutsche Bank)                                                         01/10/20     5,275             (47)

Receive fixed rate of 4.995% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Deutsche Bank)                                                         09/02/20    15,710            (809)

Receive fixed rate of 4.916% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Deutsche Bank)                                                         04/04/20    27,035            (472)

Receive fixed rate of 5.001% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Citigroup)                                                             01/04/21    54,565            (457)

Receive fixed rate of 5.064% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Citigroup)                                                             03/02/16    11,060              --
                                                                                                                   -----------
                                                                                                                     $(1,933)
                                                                                                                   ===========





--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Long Duration Fund
February 28, 2006


Percentages are based on Net Assets of $181,412 ($ Thousands).

* Rate shown is the 7-day effective yield as of February 28, 2006.

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". As of February 28, 2006, the total value of these securities was $26,904 ($ Thousands), representing 14.83% of the Fund's net assets. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2006.

(C) Security, or portion of this security, has been pledged as collateral on open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) Security in default on interest payments.

(E) Securities considered illiquid. The total value of such securities as of February 28, 2006 was $1,308 ($ Thousands) and represents 0.72% of Net Assets.

(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(H) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

Cl -- Class
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

Amounts designated as "--"are zero or have been rounded to zero.

++ At February 28, 2006, the tax basis cost of the Fund's investments was $187,606 ($ Thousands), and the unrealized appreciation and depreciation were $389 ($ Thousands) and $(1,060) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
ASSET-BACKED SECURITIES -- 58.1%

MORTGAGE RELATED SECURITIES -- 58.1%
  Ace Securities, Ser 2004-FM2,
    Cl A2A (B)
    4.741%, 06/25/34                     $   50      $     50
  Ameriquest Mortgage Securities,
    Ser 2003-1, Cl M2 (B)
    6.431%, 02/25/33                        850           857
  Amortizing Residential Collateral
    Trust, Ser 2002-BC4, Cl M2 (B)
    5.731%, 07/25/32                        699           704
  Asset-Backed Funding Certificates,
    Ser 2002-NC1, Cl M2 (B)
    5.831%, 02/25/32                      1,850         1,862
  Asset-Backed Funding Certificates,
    Ser 2005-MWC1, Cl A2A (B)
    4.691%, 06/25/35                      1,158         1,158
  Asset-Backed Securities Home
    Equity Loan, Ser 2003-HE4,
    Cl M2 (B)
    6.570%, 08/15/33                      3,000         3,034
  Aviation Capital Group Trust,
    Ser 2003-2A, Cl G2 (A) (B)
    5.370%, 09/20/33                      1,393         1,398
  Bayview Financial Acquisition
    Trust, Ser 2005-A, Cl A1 (B)
    5.105%, 02/28/40                        600           600
  Bayview Financial Acquisition
    Trust, Ser 2005-B, Cl 1A1 (B)
    4.443%, 04/28/39                        902           896
  Bear Stearns Asset-Backed
    Securities, Ser 2004-FR3,
    Cl 1A1 (B)
    4.831%, 02/25/30                        207           208
  CDC Mortgage Capital Trust,
    Ser 2003-HE2, Cl M2 (B)
    6.481%, 10/25/33                      3,100         3,136
  Centex Home Equity, Ser 2005-A,
    Cl AV1 (B)
    4.701%, 08/25/27                        226           226
  Chase Funding Mortgage Loan
    Asset-Backed, Ser 2000-3,
    Cl IA5 (B)
    7.898%, 09/25/30                      1,769         1,791
  Citigroup Mortgage Loan Trust,
    Ser 2003-1, Cl WA2
    6.500%, 10/25/33                        266           269
  Citigroup Mortgage Loan Trust,
    Ser 2004-2, Cl 2A1
    6.500%, 08/25/18                        556           559
  Citigroup Mortgage Loan Trust,
    Ser 2005-HE3, Cl A2A (B)
    4.691%, 09/25/35                      1,219         1,219
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 2A1 (B)
    4.828%, 08/25/35                      2,279         2,279
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 3A2 (B)
    4.578%, 08/25/35                        696           698
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 1A1 (B)
    4.900%, 11/20/35                      2,878         2,890
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 2X, IO (B) (E)
    0.789%, 11/20/35                      8,055           322

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Countrywide Alternative Loan Trust,
    Ser 2005-61, Cl 2A1 (B)
    4.861%, 12/25/35                     $1,525      $  1,525
  Countrywide Alternative Loan Trust,
    Ser 2005-72, Cl A1 (B)
    4.851%, 01/25/36                      2,950         2,950
  Countrywide Asset-Backed
    Certificates, Ser 2003-BC1,
    Cl M1 (B)
    5.501%, 12/25/32                      2,200         2,209
  Countrywide Asset-Backed
    Certificates, Ser 2004-12,
    Cl 2AV2 (B)
    4.861%, 09/25/33                      3,788         3,791
  Countrywide Asset-Backed
    Certificates, Ser 2004-13,
    Cl AV2 (B)
    4.841%, 05/25/34                      3,549         3,553
  Countrywide Asset-Backed
    Certificates, Ser 2005-1,
    Cl 3AV1 (B)
    4.671%, 07/25/35                        604           604
  Countrywide Asset-Backed
    Certificates, Ser 2005-13,
    Cl AF1 (B)
    4.660%, 04/25/36                      2,957         2,957
  Countrywide Asset-Backed
    Certificates, Ser 2005-16,
    Cl 1A1 (B)
    5.123%, 06/25/35                      1,155         1,163
  Countrywide Home Equity Loan
    Trust, Ser 2005-M, Cl A2 (B)
    4.690%, 02/15/36                      3,832         3,833
  Credit-Based Asset Servicing
    and Securities, Ser 2005-CB5,
    Cl AF1 (B)
    4.721%, 08/25/35                      2,572         2,572
  DSLA Mortgage Loan Trust,
    Ser 2004-AR1, Cl A2A (B)
    4.980%, 09/19/44                        357           358
  DSLA Mortgage Loan Trust,
    Ser AR4, Cl 2A1A (B)
    4.830%, 08/19/45                      1,751         1,750
  EQCC Home Equity Loan Trust,
    Ser 1999-2, Cl A4F
    6.753%, 08/25/27                        154           154
  Equifirst Mortgage Loan Trust,
    Ser 2004-3, Cl A1 (B)
    4.911%, 12/25/34                      2,300         2,303
  First Franklin Mortgage Loan,
    Ser 2005-FF2, Cl A2B (B)
    4.761%, 03/25/35                      4,000         4,001
  First Franklin Mortgage Loan,
    Ser 2005-FFH4, Cl N1
    5.682%, 12/25/35                      2,391         2,391
  Fremont Home Loan Trust,
    Ser 2004-4, Cl 2A2 (B)
    4.861%, 03/25/35                      1,983         1,986
  GMAC Mortgage, Ser 2003-HE2,
    Cl A2
    3.140%, 06/25/25                        156           155
  Greenpoint Mortgage Funding Trust,
    Ser 2005-HE2, Cl A1 (B)
    4.770%, 04/15/30                      1,419         1,419
  Harborview Mortgage Loan Trust,
    Ser 10, Cl 2A1A (B)
    4.880%, 11/19/35                      1,984         1,998
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Harborview Mortgage Loan Trust,
    Ser 2004-8, Cl 2A4A (B)
    4.970%, 11/19/34                     $2,314      $  2,319
  Harborview Mortgage Loan Trust,
    Ser 2005-01, Cl X, IO (B) (E)
    0.563%, 03/19/35                      3,262            82
  Harborview Mortgage Loan Trust,
    Ser 2005-10, Cl X, IO (B) (E)
    0.649%, 11/19/35                      8,902           267
  Harborview Mortgage Loan Trust,
    Ser 2005-12, Cl X2B, IO (B) (E)
    0.341%, 10/19/35                     10,000           278
  Harborview Mortgage Loan Trust,
    Ser 2006-1, Cl X1, IO (B) (E)
    0.354%, 03/19/37                     13,000           670
  Home Equity Asset Trust,
    Ser 2002-1, Cl M2 (B)
    5.981%, 11/25/32                        493           494
  Home Equity Asset Trust,
    Ser 2005-5, Cl 2A1 (B)
    4.691%, 11/25/35                      1,814         1,815
  Home Equity Mortgage Trust,
    Ser 2005-1, Cl A1 (B)
    4.781%, 06/25/35                      1,982         1,982
  Household Mortgage Loan Trust,
    Ser 2002-HC1, Cl M (B)
    5.220%, 05/20/32                        270           270
  Indymac Home Equity Loan Asset-
    Backed Trust, Ser 2002-A,
    Cl M1 (B)
    5.331%, 05/25/33                      2,050         2,055
  Indymac Indx Mortgage Loan Trust,
    Ser 2004-AR12, Cl A1 (B) (E)
    4.971%, 12/25/34                      1,356         1,360
  Indymac Indx Mortgage Loan Trust,
    Ser 2004-AR12, Cl AX2, IO (B)
    0.700%, 12/25/34                      5,222           140
  Indymac Indx Mortgage Loan Trust,
    Ser 2004-AR5, Cl 2A1B (B)
    4.981%, 08/25/34                      1,979         1,987
  Indymac Indx Mortgage Loan Trust,
    Ser 2004-AR6, Cl 6A1 (B)
    5.464%, 10/25/34                        316           314
  Indymac Indx Mortgage Loan Trust,
    Ser 2004-AR7, Cl A2 (B)
    5.011%, 09/25/34                        560           563
  Indymac Indx Mortgage Loan Trust,
    Ser 2004-AR8, Cl 2A2A (B)
    4.981%, 11/25/34                        435           437
  Indymac Indx Mortgage Loan Trust,
    Ser 2005-AR18, Cl 2A1A (B)
    4.891%, 10/25/36                      3,834         3,861
  Irwin Home Equity, Ser 2001-2,
    Cl M2 (B)
    5.831%, 07/25/26                        357           357
  Irwin Home Equity, Ser 2003-A,
    Cl M2 (B)
    6.731%, 10/25/27                        525           533
  Irwin Home Equity, Ser 2005-A,
    Cl A1 (B)
    4.751%, 09/25/17                         84            84
  Master Alternative Loans Trust,
    Ser 2003-3, Class 2A1
    8.500%, 05/25/33                        403           410
  Master Seasoned Securities Trust,
    Ser 2005-1, Cl 4A1 (B)
    5.800%, 10/25/32                      1,616         1,617

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Mid-State Trust, Ser 2004-1, Cl B
    8.900%, 08/15/37                     $  455      $    460
  Morgan Stanley Capital I,
    Ser 2002-HE3, Cl M1 (B)
    5.681%, 12/27/32                      3,000         3,037
  Morgan Stanley Capital I,
    Ser 2002-HE3, Cl M2 (B)
    6.781%, 12/27/32                      2,125         2,145
  Morgan Stanley Capital I,
    Ser 2004-HE4, Cl A3 (B)
    4.781%, 05/25/34                         95            95
  Morgan Stanley Dean Witter
    Capital, Ser 2002-HE1, Cl M2 (B)
    5.881%, 07/25/32                        778           782
  Morgan Stanley Dean Witter
    Capital, Ser 2003-NC1, Cl M3 (B)
    6.681%, 11/25/32                      2,250         2,257
  Morgan Stanley Dean Witter
    Capital, Ser 2003-NC3, Cl M2 (B)
    6.561%, 03/25/33                      2,400         2,415
  Novastar Home Equity Loan,
    Ser 2004-4, Cl A2A (B)
    4.771%, 03/25/35                         27            27
  Novastar Home Equity Loan,
    Ser 2004-4, Cl A2B (B)
    4.921%, 03/25/35                      2,600         2,604
  Ownit Mortgage Loan, Ser 2005-1,
    Cl A1 (B)
    4.711%, 09/25/35                        447           447
  People's Choice Home Loan
    Securities Trust, Ser 2005-1,
    Cl 1A2 (B)
    4.851%, 10/25/31                      2,500         2,503
  Renaissance NIM Trust,
    Ser 2005-2, Cl N
    5.193%, 07/25/35                        915           915
  Residential Asset Mortgage
    Products, Ser 2004-RS11,
    Cl A2 (B)
    4.851%, 12/25/33                      2,750         2,755
  Residential Asset Securities,
    Ser 2004-KS11, Cl AI2 (B)
    4.851%, 01/25/34                      2,750         2,756
  Residential Funding Mortgage
    Securities, Ser 1999-HI8,
    Cl AI7 (B)
    7.970%, 11/25/29                        454           453
  Saxon Asset Securities Trust,
    Ser 2004-3, Cl A3 (B)
    4.921%, 12/26/34                      2,500         2,504
  Saxon Asset Securities Trust,
    Ser 2005-1, Cl M1 (B)
    5.111%, 03/25/35                      2,925         2,929
  Specialty Underwriting & Residential
    Finance, Ser 2004-BC3,
    Cl A2B (B)
    4.891%, 07/25/35                      2,500         2,505
  Specialty Underwriting & Residential
    Finance, Ser AB1, Cl A1A (B)
    4.671%, 03/25/36                      2,465         2,465
  Structured Asset Investment Loan
    Trust, Ser 2005-HE3, Cl A3 (B)
    4.701%, 09/25/35                      3,001         3,001
  Terwin Mortgage Trust,
    Ser 2003-5SL, Cl M2 (B)
    6.631%, 10/25/34                        782           783

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Terwin Mortgage Trust,
    Ser 2005-11, Cl 1A1A (A) (B)
    4.500%, 11/25/36                     $1,461      $  1,449
  UCFC Home Equity Loan,
    Ser 1998-D, Cl MF1
    6.905%, 04/15/30                        477           479
  Washington Mutual, Ser 2000-1,
    Cl M2 (B)
    5.381%, 01/25/40                        709           711
  Washington Mutual,
    Ser 2002-AR17, Cl 2A (B)
    4.438%, 11/25/42                        782           770
  Washington Mutual, Ser 2003-AR6,
    Cl A1
    4.343%, 06/25/33                      1,841         1,817
  Washington Mutual,
    Ser 2004-AR12, Cl A4A (B)
    4.813%, 10/25/44                      1,611         1,611
  Washington Mutual, Ser 2004-AR3,
    Cl A2
    4.243%, 06/25/34                      1,261         1,237
  Washington Mutual, Ser 2005-AR1,
    Cl A2A2 (B)
    4.831%, 01/25/45                      2,022         2,024
  Washington Mutual, Ser 2005-AR2,
    Cl 2A21 (B)
    4.911%, 01/25/45                      1,881         1,890
  Washington Mutual, Ser 2005-AR2,
    Cl 2A22 (B)
    4.801%, 01/25/45                        521           522
  Washington Mutual, Ser 2005-AR6,
    Cl 2AB1 (B)
    4.771%, 04/25/45                        677           677
                                                     ---------
Total Asset-Backed Securities
  (Cost $139,090) ($ Thousands)                       138,748
                                                     ---------
CORPORATE OBLIGATIONS -- 20.3%

CONSUMER DISCRETIONARY -- 1.6%
  DaimlerChrysler (B)
    4.700%, 03/07/07                        855           856
  Ford Motor
    8.900%, 01/15/32                        549           423
    7.450%, 07/16/31                      1,302           924
  General Motors
    8.375%, 07/15/33                        911           642
  Johnson Controls (B)
    4.830%, 01/17/08                      1,049         1,050
                                                     ---------
                                                        3,895
                                                     ---------
FINANCIALS -- 13.0%
  Bank of America, Ser A (A)
    8.070%, 12/31/26                      1,728         1,830
  BankBoston Capital Trust I, Ser B
    8.250%, 12/15/26                        655           694
  Barrick Gold Finance
    5.800%, 11/15/34                      1,263         1,232
  Bear Stearns (B)
    4.898%, 01/31/11                        990           990
  Countrywide Financial (B)
    4.960%, 05/05/08                      1,200         1,202


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Countrywide Home Loans MTN,
    Ser E
    6.935%, 07/16/07                     $  597      $    610
  Credit Suisse First Boston
    London (A) (B) (G)
    0.000%, 03/24/10                        569           498
    0.000%, 03/24/10                      1,419         1,242
  Deutsche Bank Capital Funding
    Trust (A) (B)
    5.628%, 01/19/49                      2,913         2,887
  Deutsche Bank Luxembourg (A)
    6.825%, 12/28/07                        304           310
  EOP Operating (B)
    5.130%, 10/01/10                        430           434
  Farmers Insurance Exchange
    Capital (A)
    8.625%, 05/01/24                        175           211
  First Chicago NBD Institutional
    Capital (A)
    7.950%, 12/01/26                        750           789
  Ford Motor Credit
    6.625%, 06/16/08                        500           466
  Ford Motor Credit (B)
    7.680%, 11/02/07                        750           736
  Goldman Sachs Group
    5.350%, 01/15/16                      3,000         2,968
  HSBC Capital Trust II (A)
    8.380%, 05/15/27                         41            44
  Lehman Brothers Holdings MTN,
    Ser H (B) (H)
    0.000%, 11/30/10                        861           781
  Meridian Funding (A) (B)
    4.741%, 10/06/08                        328           328
  Nationwide Mutual Insurance (A)
    6.600%, 04/15/34                        522           531
  Pemex Finance
    8.020%, 05/15/07                        721           736
  Popular North America (B)
    4.830%, 12/12/07                      1,200         1,200
  Power Receivables Financial (A)
    6.290%, 01/01/12                        336           339
  Providian Capital I (A)
    9.525%, 02/01/27                      1,485         1,598
  Residential Capital (B)
    5.896%, 06/29/07                      1,100         1,107
  Rosyln Bancorp
    5.750%, 11/15/07                      1,400         1,401
  Spieker Properties
    7.650%, 12/15/10                        660           723
  State Street Institutional Capital,
    Cl B (B)
    8.035%, 03/15/27                      1,824         1,936
  Woodbourne Pass-Through Trust
    (A) (B)
    5.519%, 04/08/49                        700           700
  Zurich Capital Trust I (A)
    8.376%, 06/01/37                      2,430         2,609
                                                     ---------
                                                       31,132
                                                     ---------
INDUSTRIALS -- 2.4%
  America West Airlines, Ser 01-1
    7.100%, 04/02/21                        186           196
  American Airlines, Ser AMBC
    3.857%, 07/09/10                      1,010           966
  Cedar Brakes II LLC (A)
    9.875%, 09/01/13                      1,124         1,273
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Continental Airlines, Ser 00-2
    7.707%, 04/02/21                     $  172      $    178
  Continental Airlines, Ser 2202-1,
    Cl G1 (B)
    5.199%, 08/15/11                        417           418
  Continental Airlines, Ser AMBC
    6.236%, 03/15/20                        135           138
  Delta Air Lines (D)
    3.312%, 01/25/08                        318           318
  Delta Air Lines, Ser 02-1, Cl G-1
    6.718%, 01/02/23                        171           174
  General Motors
    7.700%, 04/15/16                      1,130           780
  Oracle (A) (B)
    4.810%, 01/13/09                      1,214         1,214
                                                     ---------
                                                        5,655
                                                     ---------
TELECOMMUNICATION SERVICES -- 0.8%
  New England Telephone &
    Telegraph
    7.650%, 06/15/07                      1,786         1,830
                                                     ---------
UTILITIES -- 2.5%
  Entergy Gulf States (B)
    4.810%, 12/01/09                        450           445
  Entergy Louisiana LLC
    5.560%, 09/01/15                        875           844
  Power Contract Financing (A)
    6.256%, 02/01/10                      1,730         1,745
  Progress Energy Florida, Cl A (B)
    5.141%, 11/14/08                      1,700         1,700
  Sempra Energy
    4.621%, 05/17/07                        450           446
  Sempra Energy (B)
    5.240%, 05/21/08                        870           872
                                                     ---------
                                                        6,052
                                                     ---------
Total Corporate Obligations
  (Cost $49,486) ($ Thousands)                         48,564
                                                     ---------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 9.5%
  FHLMC
    6.500%, 08/01/29                        650           657
  FHLMC (B)
    6.091%, 01/01/33                      2,209         2,227
    5.435%, 01/01/32                      1,909         1,911
    4.108%, 08/01/34                      2,597         2,573
    3.282%, 04/01/34                      2,554         2,517
    3.150%, 05/01/34                      3,300         3,258
    3.146%, 04/01/34                      2,024         1,993
  FNMA
    7.000%, 04/01/34                        561           580
    5.500%, 10/01/17 to 02/01/18            410           412
  FNMA
    5.686%, 01/01/33                      1,828         1,856
    4.514%, 07/01/33                      1,193         1,205
    3.679%, 06/01/33                      3,438         3,445
                                                     ---------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $22,612) ($ Thousands)                         22,634
                                                     ---------
U.S. TREASURY OBLIGATIONS -- 3.4%
  U.S. Treasury Bill (C)
    3.879%, 03/02/06                      1,136         1,136

----------------------------------------------------------------
                             Face Amount          Value
Description                  ($ Thousands)/Shares ($ Thousands)
----------------------------------------------------------------
  U.S. Treasury Bond Forward Commitments
    6.250%, 08/15/23                     $5,902      $  6,975
                                                     ---------
Total U.S. Treasury Obligations
  (Cost $8,049) ($ Thousands)                           8,111
                                                     ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.7%
  FHLMC CMO, Ser 2006-4, Cl WE
    4.500%, 02/25/36                      4,000         3,617
  FHLMC CMO, Ser 2391, Cl XE
    6.000%, 05/15/27                         79            79
  FHLMC CMO, Ser 2469, Cl AK
    6.000%, 04/15/30                        263           263
  FHLMC CMO, Ser 2748, Cl ZT
    5.500%, 02/15/24                        340           337
  FNMA CMO, Ser 2001-13,
    Cl SA (B)
    7.846%, 11/25/17                        238           241
  FNMA CMO, Ser 2001-48,  Cl PD
    6.500%, 06/25/20                        462           464
  FNMA CMO, Ser 2003-122, Cl ZQ
    6.000%, 12/25/33                        467           477
  FNMA CMO, Ser 2003-33, Cl PC
    4.500%, 03/25/27                        357           355
  FNMA CMO, Ser 2004-12, Cl ZX
    6.000%, 03/25/34                        423           420
  FNMA CMO, Ser 2004-80, Cl XZ
    5.000%, 11/25/34                        117            98
  GNMA CMO, Ser 2003-112,
    Cl SG (B)
    2.295%, 12/16/33                        198           138
                                                     ---------
Total U.S. Government Agency Obligations
  (Cost $6,282) ($ Thousands)                           6,489
                                                     ---------
COMMERCIAL PAPER (F) -- 2.4%
  General Electric Capital
    1.760%, 03/20/02                      5,670         5,637
                                                     ---------
Total Commercial Paper
  (Cost $5,637) ($ Thousands)                           5,637
                                                     ---------
PREFERRED STOCK  -- 0.6%
  HRPT Properties Trust, Ser A           52,000         1,305
                                                     ---------
Total Preferred Stock
  (Cost $1,320) ($ Thousands)                           1,305
                                                     ---------
CASH EQUIVALENT  -- 2.9%
  SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 4.39%*+                    7,012,116         7,012
                                                     ---------
Total Cash Equivalent
  (Cost $7,012) ($ Thousands)                           7,012
                                                     ---------
Total Investments -- 99.9%
  (Cost $239,488) ($ Thousands)++                    $238,500
                                                     =========


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
February 28, 2006


At February 28, 2006, the following Interest Rate Swap agreements were outstanding:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Unrealized
                                                                                                       Notional     Appreciation
                                                                                          Expiration    Amount     (Depreciation)
Description                                                                                  Date    ($ Thousands) ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Receive fixed rate of 5.216% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Barclays Capital)                                                           04/04/25   $49,000     $     707

Receive fixed rate of 4.883% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Barclays Capital)                                                           09/19/25    20,000          (529)

Receive fixed rate of 5.244% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Barclays Capital)                                                           11/03/25    51,820           932

Receive fixed rate of 5.243% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Citibank)                                                                   11/03/25    51,820           925

Receive fixed rate of 5.212% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Citibank)                                                                   06/02/25    11,830           163

Receive fixed rate of 5.144% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Citibank)                                                                   02/02/26    28,000           157

Receive fixed rate of 5.048% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Citibank)                                                                   01/04/26    59,690          (376)

Receive fixed rate of 5.216% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Credit Suisse First Boston)                                                 04/04/25    50,000           721

Receive fixed rate of 5.064% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Credit Suisse First Boston)                                                 03/02/16    35,640            --

Receive fixed rate of 4.650% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Credit Suisse First Boston)                                                 09/02/25    27,310        (1,504)

Receive fixed rate of 5.216% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Deutsche Bank)                                                              04/04/25    43,000           620

Receive fixed rate of 5.143% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Deutsche Bank)                                                              01/07/25    21,660           117

Receive fixed rate of 4.986% and pay floating rate based on 3 month LIBOR.
   (Counter Party: Deutsche Bank)                                                              10/04/25    17,630          (242)
                                                                                                                      ----------
                                                                                                                      $   1,691
                                                                                                                      ==========




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
February 28, 2006


Percentages are based on Net Assets of $238,704 ($ Thousands).

* Rate shown is the 7-day effective yield as of February 28, 2006.

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of February 28, 2006, the total value of these securities was $20,995
($ Thousands), representing 8.80% of the Fund's net assets. These securities have been deemed liquid by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2006.

(C) Security, or portion of this security, has been pledged as collateral on open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) Security in default on interest payments.

(E) Security considered illiquid. The total value of such securities as of February 28, 2006 was $2,979 ($ Thousands) and represents 1.25% of Net Assets.

(F) The rate reported is the effective yield at time of purchase.

(G) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(H) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

Amounts designated as "--"are zero or have been rounded to zero.

++ At February 28, 2006, the tax basis cost of the Fund's investments was $239,488 ($ Thousands), and the unrealized appreciation and depreciation were $525 ($ Thousands) and $(1,513) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


High Yield Bond Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
CORPORATE OBLIGATIONS -- 94.6%

CONSUMER DISCRETIONARY -- 23.2%
  155 E Tropicana LLC
    8.750%, 04/01/12                     $  911      $    897
  AMC Entertainment
    8.000%, 03/01/14                      1,700         1,481
  AMF Bowling Worldwide
    10.000%, 03/01/10                       650           666
  Acco Brands
    7.625%, 08/15/15                        650           603
  Accuride
    8.500%, 02/01/15                        721           717
  Adelphia Communications (C)
    9.500%, 03/01/05                        775           732
  Adelphia Communications, Ser B
    (C) (E)
    28.999%, 01/15/08                     2,890         1,561
  Adesa
    7.625%, 06/15/12                        400           406
  Advanstar Communications
    10.750%, 08/15/10                       150           164
  Alderwoods Group
    7.750%, 09/15/12                        200           207
  American Tower
    7.125%, 10/15/12                        550           576
  Amscan Holdings (F)
    8.750%, 05/01/14                      1,750         1,523
  Asbury Automotive (F)
    9.000%, 06/15/12                      1,975         2,034
  Ashtead Holdings PLC (A)
    8.625%, 08/01/15                        400           418
  Aztar (F)
    7.875%, 06/15/14                      2,452         2,550
  Boyd Gaming
    7.750%, 12/15/12                        250           262
  Boyd Gaming (F)
    7.125%, 02/01/16                        875           886
  Broder Brothers
    11.250%, 10/15/10                     1,000           998
  Brown Shoe
    8.750%, 05/01/12                        700           739
  CBD Media Holdings
    9.250%, 07/15/12                        300           306
    8.625%, 06/01/11                        200           203
  CCH I Holdings LLC (A)
    11.000%, 10/01/15                     1,950         1,640
    10.000%, 05/15/14                       250           130
  CCH I Holdings LLC (A) (F)
    13.500%, 01/15/14                       700           455
  CCH II LLC
    10.250%, 09/15/10                     1,743         1,739
  CCM Merger (A) (F)
    8.000%, 08/01/13                      1,800         1,791
  CCO Holdings LLC
    8.750%, 11/15/13                        500           488
  CCO Holdings LLC (A)
    8.750%, 11/15/13                      1,017           992
  CSC Holdings, Ser B
    8.125%, 08/15/09                        200           206
  Cablevision Systems, Ser B (D)
    8.716%, 04/01/09                      1,513         1,564
  Cablevision Systems, Ser B (F)
    8.000%, 04/15/12                        850           835
  Caesars Entertainment
    8.125%, 05/15/11                        225           247


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Canwest Media
    8.000%, 09/15/12                     $  350      $    359
  Carmike Cinemas
    7.500%, 02/15/14                        900           810
  Carrols (F)
    9.000%, 01/15/13                        450           456
  Charter Communications
    Opt LLC (A)
    8.000%, 04/30/12                         49            49
  Cinemark (B)
    9.821%, 03/15/14                        700           522
  Collins & Aikman Floorcovering,
    Ser B (F)
    9.750%, 02/15/10                        250           236
  Cooper Standard Auto
    8.375%, 12/15/14                      1,025           794
  Cornell
    10.750%, 07/01/12                       400           423
  Corrections of America
    6.750%, 01/31/14                        325           331
    6.250%, 03/15/13                      2,243         2,226
  Dana (C) (F)
    7.000%, 03/01/29                      1,680         1,037
  Del Laboratories
    8.000%, 02/01/12                      1,250         1,030
  Delco Remy International
    9.375%, 04/15/12                        450           182
  Denny's (F)
    10.000%, 10/01/12                     1,025         1,071
  Dex Media
    8.000%, 11/15/13                        675           699
  Dex Media (B)
    8.025%, 11/15/13                      1,000           840
  Dex Media East LLC
    9.875%, 11/15/09                        871           934
  Dex Media West/Finance, Ser B
    9.875%, 08/15/13                        800           886
  Dura Operating, Ser D
    9.000%, 05/01/09                        200            99
  Echostar DBS
    6.375%, 10/01/11                        789           771
    5.750%, 10/01/08                      1,325         1,308
  Echostar DBS (A)
    7.125%, 02/01/16                      1,000           990
  El Dorado Casino Shreveport (F)
    10.000%, 08/01/12                       850           680
  Elizabeth Arden
    7.750%, 01/15/14                        900           927
  Eye Care Centers of America (F)
    10.750%, 02/15/15                       325           318
  Ford Motor
    9.500%, 09/15/11                        700           604
    9.215%, 09/15/21                        125            99
    8.900%, 01/15/32                        400           308
  Ford Motor (F)
    7.450%, 07/16/31                      4,302         3,054
  GSC Holdings (A) (D)
    8.405%, 10/01/11                        417           426
  GSC Holdings (A) (F)
    8.000%, 10/01/12                      1,139         1,136
  General Motors
    7.700%, 04/15/16                      1,473         1,016
  General Motors (F)
    8.375%, 07/15/33                      1,620         1,142
    8.250%, 07/15/23                      1,452           998
  Goodyear Tire & Rubber (F)
    9.000%, 07/01/15                      1,351         1,358
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


High Yield Bond Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Gregg Appliances
    9.000%, 02/01/13                     $1,419      $  1,341
  Group 1 Automotive
    8.250%, 08/15/13                      1,559         1,551
  Harry & David Operations
    9.000%, 03/01/13                      1,280         1,242
  Herbst Gaming (F)
    8.125%, 06/01/12                      1,900         1,981
  Hertz (A)
    8.875%, 01/01/14                      2,852         2,980
  Hertz (A) (F)
    10.500%, 01/01/16                       559           602
  Hydrochem Industrial (A)
    9.250%, 02/15/13                        400           396
  Inn of the Mountain Gods
    12.000%, 11/15/10                       600           634
  Intrawest
    7.500%, 10/15/13                      2,483         2,526
  Isle of Capri Casinos (F)
    7.000%, 03/01/14                      1,649         1,649
  Jo-Ann Stores (F)
    7.500%, 03/01/12                        200           168
  Kabel Deutschland (A)
    10.625%, 07/01/14                     1,707         1,822
  LBI Media (B)
    11.429%, 10/15/13                       500           368
  Lazydays RV Center
    11.750%, 05/15/12                     1,376         1,404
  Levi Strauss
    12.250%, 12/15/12                     1,279         1,461
  Levi Strauss (D)
    9.280%, 04/01/12                      2,600         2,684
  Lin Televison, Ser B
    6.500%, 05/15/13                        725           688
  Little Traverse Bay Bands of Odawa
    Indians Casino and Hotel (A)
    10.250%, 02/15/14                       200           198
  MGM Mirage
    5.875%, 02/27/14                      1,000           964
  Majestic Star LLC (A) (F)
    9.750%, 01/15/11                      2,025         2,081
  Mediacom LLC (F)
    9.500%, 01/15/13                        961           961
  Medianews Group
    6.875%, 10/01/13                        150           140
  Metaldyne (F)
    10.000%, 11/01/13                     1,329         1,216
  Mohegan Tribal Gaming
    6.875%, 02/15/15                      1,100         1,112
    6.125%, 02/15/13                        300           297
  Nationsrent
    9.500%, 10/15/10                      2,340         2,565
  Neiman Marcus Group (A)
    9.000%, 10/15/15                        425           449
  Neiman Marcus Group (A) (F)
    10.375%, 10/15/15                     1,750         1,842
  Nexstar Holdings LLC (B)
    11.219%, 04/01/13                       600           476
  O'Charley's
    9.000%, 11/01/13                        250           257
  Pantry
    7.750%, 02/15/14                        500           510
  Penn National Gaming
    6.750%, 03/01/15                      1,017         1,022
  Perry Ellis International, Ser B
    8.875%, 09/15/13                      1,683         1,666

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Phillips Van-Heusen
    8.125%, 05/01/13                     $  300      $    320
  Pinnacle Entertainment
    8.250%, 03/15/12                      2,142         2,228
  Polypore International (B)
    16.344%, 10/01/12                     1,475           819
  Primedia
    8.875%, 05/15/11                        450           433
    8.000%, 05/15/13                        775           694
  Primedia (D) (F)
    10.124%, 05/15/10                       970           965
  Quebecor Media (A)
    7.750%, 03/15/16                        700           718
  Quicksilver
    6.875%, 04/15/15                        200           193
  RH Donnelley
    6.875%, 01/15/13                         25            24
  RH Donnelley (A)
    8.875%, 01/15/16                      1,231         1,285
    6.875%, 01/15/13                        850           799
    6.875%, 01/15/13                        900           846
  RJ Tower (C)(F)
    12.000%, 06/01/13                     1,475           964
  Rexnord
    10.125%, 12/15/12                       358           394
  Riddell Bell Holdings
    8.375%, 10/01/12                      1,504         1,451
  Sealy Mattress
    8.250%, 06/15/14                        600           627
  Service
    6.500%, 03/15/08                      2,033         2,053
  Service (A)
    7.000%, 06/15/17                        550           562
  Simmons (B) (F)
    11.898%, 12/15/14                     1,500           900
  Sinclair Broadcast Group (A)
    4.875%, 07/15/18                        350           303
  Six Flags
    9.750%, 04/15/13                        682           697
    9.625%, 06/01/14                        582           591
    8.875%, 02/01/10                        329           331
  Sonic Automotive, Ser B
    8.625%, 08/15/13                      1,998         2,003
  Spectrum Brands
    8.500%, 10/01/13                        750           684
  Stanadyne
    10.000%, 08/15/14                     1,050         1,008
  Stanadyne (B)
    15.398%, 02/15/15                     1,050           551
  Starwood Hotels Resorts
    7.375%, 05/01/07                        550           561
  Station Casinos
    6.875%, 03/01/16                      2,649         2,695
  Station Casinos (A)
    6.625%, 03/15/18                      1,033         1,030
  Steinway Musical Instruments (A)
    7.000%, 03/01/14                        685           690
  Superior Essex Com & Essex
    Group
    9.000%, 04/15/12                        500           505
  Tenneco Automotive (F)
    8.625%, 11/15/14                      3,353         3,336
  Town Sports International
    9.625%, 04/15/11                        729           764
  Town Sports International (B)
    11.243%, 02/01/14                     3,106         2,236


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


High Yield Bond Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Turning Stone Casino
    Entertainment (A)
    9.125%, 12/15/10                     $1,754      $  1,824
  United Components (F)
    9.375%, 06/15/13                      1,779         1,779
  United Rentals North America
    7.000%, 02/15/14                      1,075         1,041
  United Rentals North America (F)
    7.750%, 11/15/13                      3,682         3,696
  Universal City Florida
    8.375%, 05/01/10                        100           100
  Universal City Florida (D)
    9.430%, 05/01/10                      3,516         3,569
  Vertis
    9.750%, 04/01/09                        150           155
  Vicorp Restaurants
    10.500%, 04/15/11                       350           329
  Videotron
    6.875%, 01/15/14                        750           767
  Visant Holding (B)
    10.161%, 12/01/13                     2,427         1,854
  Visteon (F)
    8.250%, 08/01/10                        725           576
    7.000%, 03/10/14                        675           501
  Williams Scotsman
    8.500%, 10/01/15                        589           607
  Wynn Las Vegas LLC
    6.625%, 12/01/14                      2,415         2,379
  Yell Finance
    10.750%, 08/01/11                       350           383
  Yell Finance (B)
    11.294%, 08/01/11                       650           672
                                                     ---------
                                                      149,880
                                                     ---------
CONSUMER STAPLES -- 2.2%
  B & G Foods Holding
    8.000%, 10/01/11                        400           410
  Del Monte
    6.750%, 02/15/15                        632           632
  Dole Foods
    8.875%, 03/15/11                      1,307         1,319
  Gereral Nutrition Center
    8.500%, 12/01/10                        850           797
  Ingles Markets
    8.875%, 12/01/11                        434           451
  Jean Countu Group
    8.500%, 08/01/14                      1,968         1,880
  Land O Lakes
    8.750%, 11/15/11                        154           161
  Le-Natures (A)
    10.000%, 06/15/13                     1,726         1,812
  Natural Beef Pack
    10.500%, 08/01/11                     1,094         1,113
  RJ Reynolds Tobacco Holdings
    6.500%, 07/15/10                        988           993
  RJ Reynolds Tobacco Holdings (F)
    6.500%, 06/01/07                      1,056         1,061
  Rite Aid
    9.500%, 02/15/11                        188           197
    7.500%, 01/15/15                        542           522
    6.875%, 12/15/28                        300           215
  Stater Brothers Holdings (D)
    7.991%, 06/15/10                      1,462         1,495


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Stater Brothers Holdings (F)
    8.125%, 06/15/12                     $1,311      $  1,324
                                                     ---------
                                                       14,382
                                                     ---------
ENERGY -- 8.6%
  Allis-Chalmers Energy (A)
    9.000%, 01/15/14                     $1,425      $  1,425
  Atlas Pipeline Partners (A)
    8.125%, 12/15/15                        698           726
  Belden & Blake
    8.750%, 07/15/12                      1,917         1,994
  Chaparral Energy (A)
    8.500%, 12/01/15                      1,944         2,056
  Chesapeake Energy
    7.750%, 01/15/15                        900           956
    7.500%, 06/15/14                        494           526
    7.000%, 08/15/14                      1,166         1,210
    6.875%, 01/15/16                      3,011         3,086
    6.500%, 08/15/17                      1,650         1,660
    6.500%, 08/15/17                        300           302
  Clayton William Energy
    7.750%, 08/01/13                      1,328         1,308
  Colorado Interstate Gas
    5.950%, 03/15/15                        200           197
  Compton Pet Finance
    7.625%, 12/01/13                        375           383
  Copano Energy LLC (A)
    8.125%, 03/01/16                        375           390
  Denbury Resources
    7.500%, 04/01/13                         52            54
    7.500%, 12/15/15                      1,643         1,721
  El Paso
    7.625%, 08/16/07                        305           312
    7.000%, 05/15/11                        500           509
  El Paso (A)
    9.625%, 05/15/12                      2,315         2,622
    7.625%, 09/01/08                        666           683
    7.420%, 02/15/37                        625           630
  El Paso (F)
    6.750%, 05/15/09                        250           252
  El Paso MTN
    8.050%, 10/15/30                        550           593
    7.375%, 12/15/12                        450           467
  El Paso Natrual Gas
    8.375%, 06/15/32                        250           298
  Encore Acquisition
    7.250%, 12/01/17                        300           305
    6.000%, 07/15/15                        200           190
  Energy Partners
    8.750%, 08/01/10                        746           776
  Forest Oil
    8.000%, 12/15/11                        850           927
  Forest Oil (F)
    7.750%, 05/01/14                        482           504
  Giant Industries
    8.000%, 05/15/14                        600           627
  Grant Prideco (A)
    6.125%, 08/15/15                        275           277
  Hanover Compressor
    9.000%, 06/01/14                        705           768
    8.625%, 12/15/10                        749           791
  Hanover Equipment Trust,
    Ser 2001 B
    8.750%, 09/01/11                        383           404


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


High Yield Bond Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Hilcorp Energy (A)
    10.500%, 09/01/10                    $2,941      $  3,265
    7.750%, 11/01/15                        726           735
  Holly Energy Partners LP
    6.250%, 03/01/15                        500           481
  Massey Energy
    6.625%, 11/15/10                      1,798         1,838
  Massey Energy (A)
    6.875%, 12/15/13                        757           755
  Newfield Exploration
    7.625%, 03/01/11                      1,133         1,221
  Parker Drilling (D)
    9.160%, 09/01/10                      4,346         4,487
  Peabody Energy
    5.875%, 04/15/16                      1,356         1,315
  Pogo Producing
    6.875%, 10/01/17                        650           655
  Pogo Producing, Ser B
    8.250%, 04/15/11                      1,072         1,118
  Premcor Refining
    7.500%, 06/15/15                      2,158         2,301
  Pride International
    7.375%, 07/15/14                        938         1,001
  Range Resources
    7.375%, 07/15/13                        290           304
    6.375%, 03/15/15                        453           456
  SESI LLC
    8.875%, 05/15/11                        800           836
  Targa Resources (A) (F)
    8.500%, 11/01/13                        297           315
  Tesoro (A)
    6.625%, 11/01/15                        735           741
  United Refining (F)
    10.500%, 08/15/12                     2,836         3,027
  Vintage Petroleum
    8.250%, 05/01/12                        550           587
  Whiting Petroleum (A)
    7.000%, 02/01/14                        230           231
                                                     ---------
                                                       55,598
                                                     ---------
FINANCIALS -- 12.6%
  Alamosa Delaware
    11.000%, 07/31/10                        60            67
    8.500%, 01/31/12                      1,180         1,274
  Allstate Life Global Funding II
    MTN (D) (G) (I) (K)
    4.590%, 03/15/07                        682           682
  American General Finance
    (D) (G) (I) (K)
    4.570%, 03/15/07                      2,150         2,150
  American General Finance MTN,
    Ser F (G) (I)
    3.939%, 07/14/06                        148           151
  Arch Western Finance
    6.750%, 07/01/13                      3,924         3,934
  Bear Stearns, Ser EXL (D) (G) (I)
    4.580%, 03/15/07                      2,640         2,640
  CB Richard Ellis Service
    11.250%, 06/15/11                       400           427
    9.750%, 05/15/10                        250           271
  CIT Group MTN (D) (G) (I)
    4.750%, 05/12/06                      3,708         3,708
    4.617%, 04/19/06                        371           371
  Caterpillar Financial Services
    MTN, Ser F (D) (G) (I)
    4.680%, 07/10/06                        741           741

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Choctaw Resort Development
    Entity (A)
    7.250%, 11/15/19                     $  850      $    867
  Countrywide Financial Services
    MTN, Ser A (D) (G) (I)
    4.770%, 11/03/06                      1,557         1,557
    4.550%, 09/13/06                      2,744         2,744
  Crystal US Holdings, Ser B (B)
    8.913%, 10/01/14                        500           389
  Dekabank (D) (G) (I) (K)
    4.614%, 02/16/07                      2,744         2,744
  FTI Consulting
    7.625%, 06/15/13                        250           262
  Ford Motor Credit
    7.375%, 10/28/09                      3,125         2,887
    7.375%, 02/01/11                        500           451
    7.250%, 10/25/11                        650           581
    6.625%, 06/16/08                        800           745
  Ford Motor Credit (F)
    7.000%, 10/01/13                        500           439
  General Motors Acceptance
    6.875%, 08/28/12                      1,250         1,114
  General Motors Acceptance (F)
    8.000%, 11/01/31                      3,068         2,802
    6.750%, 12/01/14                      6,508         5,749
  Innophos Investments (A) (D)
    12.749%, 02/15/15                     1,750         1,680
  Irish Life & Permanent MTN, Ser X
    (D) (G) (I) (K)
    4.598%, 03/21/07                      1,972         1,972
  Islandsbanki (D) (G) (I) (K)
    4.620%, 03/07/07                      2,225         2,225
    4.620%, 03/22/07                      1,261         1,261
  Jackson National Life Funding
    (D) (G) (I) (K)
    4.570%, 02/01/07                      3,263         3,263
  K&F Acquisition (F)
    7.750%, 11/15/14                        450           459
  Kaupthing Bank MTN (D) (G) (I) (K)
    4.630%, 03/20/07                      3,708         3,708
  Landsbanki Islands (D) (G) (I) (K)
    4.650%, 01/16/07                      2,818         2,818
  Liberty Lighthouse US Capital MTN
    (D) (G) (I) (K)
    4.597%, 05/10/06                      1,483         1,482
  Morgan Stanley EXL (D) (G) (I)
    4.630%, 03/02/07                        519           519
  Morgan Stanley EXL, Ser S
    (D) (G) (I)
    4.595%, 03/02/07                        742           741
  Natexis Banques (D) (G) (I) (K)
    4.565%, 03/15/07                      1,446         1,446
  Nationwide Building Society
    (D) (G) (I) (K)
    4.577%, 09/28/06                        816           816
    4.570%, 02/07/07                      1,483         1,483
  Noble Group (A)
    6.625%, 03/17/15                        800           732
  Nordbank (D) (G) (I) (K)
    4.582%, 03/23/07                      2,521         2,521
  Northern Rock (D) (G) (I) (K)
    4.611%, 03/02/07                      1,527         1,527
  Omega Healthcare Investors (A)+
    7.000%, 01/15/16                        200           200
  Pacific Life Global Funding
    (D) (G) (I) (K)
    4.590%, 03/13/07                      1,112         1,112
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


High Yield Bond Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Premium Asset Trust, Ser 2004-06
    (D) (G) (I) (K)
    4.639%, 06/30/06                     $1,409      $  1,410
  Premium Asset Trust, Ser 2004-10
    (D) (G) (I) (K)
    4.580%, 03/15/07                      2,076         2,076
  SLM EXL, Ser S (D) (G) (I) (K)
    4.570%, 03/15/07                      1,631         1,631
  Senior Housing +
    7.875%, 04/15/15                        520           542
  Sigma Finance MTN (G) (I)
    4.680%, 11/09/06                        801           801
  Skandinav Enskilda Bank
    (D) (G) (I) (K)
    4.566%, 03/19/07                      1,631         1,631
  Stripes Acquisition/Susser
    Financial (A)
    10.625%, 12/15/13                       182           190
  Trustreet Properties +
    7.500%, 04/01/15                        750           759
  Universal City Development
    11.750%, 04/01/10                       950         1,058
  Ventas Realty +
    7.125%, 06/01/15                        500           524
    6.625%, 10/15/14                        575           582
  Witherspoon CDO (D) (G) (I) (K)
    4.596%, 03/15/06                        445           445
                                                     ---------
                                                       81,361
                                                     ---------
HEALTH CARE -- 5.8%
  Accellent (A)
    10.500%, 12/01/13                     1,432         1,504
  Alliance Imaging (F)
    7.250%, 12/15/12                        175           147
  Bio-Rad Laboraties
    6.125%, 12/15/14                        450           442
  Biovail
    7.875%, 04/01/10                      2,008         2,068
  CRC Health (A)
    10.750%, 02/01/16                       500           516
  Concentra Operating
    9.500%, 08/15/10                        250           261
  Extendicare Health Services
    9.500%, 07/01/10                      2,139         2,259
  Fisher Scientific International
    6.125%, 07/01/15                      1,452         1,454
  Fresenius Medical Capital Trust IV
    7.875%, 06/15/11                        500           530
  Genesis Healthcare
    8.000%, 10/15/13                        975         1,026
  HCA
    8.750%, 09/01/10                        750           825
    7.500%, 11/06/33                        828           845
    6.250%, 02/15/13                        517           512
  HCA (F)
    6.500%, 02/15/16                      2,220         2,212
  Healthsouth
    8.375%, 10/01/11                      1,172         1,318
    7.625%, 06/01/12                      1,179         1,294
  Iasis Healthcare
    8.750%, 06/15/14                        675           685
  Insight Health Services, Ser B
    9.875%, 11/01/11                        450           250
  Kinetic Concepts
    7.375%, 05/15/13                        200           205

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Leiner Health Products
    11.000%, 06/01/12                    $  125      $    123
  MQ Associates (B) (F)
    36.838%, 08/15/12                       722           159
  Medquest, Ser B (F)
    11.875%, 08/15/12                       973           749
  NBTY (A)
    7.125%, 10/01/15                      1,910         1,814
  National Mentor
    9.625%, 12/01/12                        650           692
  National Nephrology (A)
    9.000%, 11/01/11                        300           333
  Norcross Safety Products, Ser B
    9.875%, 08/15/11                      1,000         1,040
  Polupore
    8.750%, 05/15/12                        450           407
  Radiologix, Ser B (F)
    10.500%, 12/15/08                        92            72
  Res-Care (A)
    7.750%, 10/15/13                        500           508
  Select Medical
    7.625%, 02/01/15                      1,725         1,475
  Skilled Healthcare Group (A)
    11.000%, 01/15/14                       325           338
  Sybron Dental Specialties
    8.125%, 06/15/12                        400           422
  Tenet Healthcare
    9.875%, 07/01/14                        700           712
    6.500%, 06/01/12                        275           248
  Tenet Healthcare (A)
    9.500%, 02/01/15                      2,069         2,074
  Triad Hospitals
    7.000%, 05/15/12                        225           230
  US Oncology Holdings
    10.750%, 08/15/14                     3,032         3,350
  US Oncology Holdings (D)
    9.264%, 03/15/15                      2,812         2,798
  VWR International
    8.000%, 04/15/14                        875           875
  WH Holdings
    9.500%, 04/01/11                        600           648
                                                     ---------
                                                       37,420
                                                     ---------
INDUSTRIALS -- 14.7%
  ALH Finance
    8.500%, 01/15/13                      1,200         1,158
  Acih (A) (B)
    13.502%, 12/15/12                       600           441
  Ahern Rentals
    9.250%, 08/15/13                        650           682
  Ainsworth Lumber
    7.250%, 10/01/12                        831           777
    6.750%, 03/15/14                      1,550         1,379
  Ainsworth Lumber (D)
    8.277%, 10/01/10                      2,578         2,552
  Air 2 US (A)
    8.027%, 10/01/19                      1,387         1,380
  Allied Waste North America,
    Ser B (F)
    8.875%, 04/01/08                      2,934         3,088
  Ames True Temper
    10.000%, 07/15/12                       300           248
  Amsted Industries (A)
    10.250%, 10/15/11                       750           814
  Associated Materials (B)
    15.986%, 03/01/14                       700           371
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


High Yield Bond Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Associated Materials (F)
    9.750%, 04/15/12                     $  500      $    498
  Autocam
    10.875%, 06/15/14                       150           102
  Beazer Homes USA
    6.500%, 11/15/13                        800           760
  Buhrmann US
    8.250%, 07/01/14                      1,350         1,387
    7.875%, 03/01/15                        500           499
  Builders Firstsource (D)
    8.999%, 02/15/12                      2,543         2,613
  Case New Holland (A)
    7.125%, 03/01/14                        477           478
  Cedar Brakes I LLC (A)
    8.500%, 02/15/14                        744           819
  Cenveo
    9.625%, 03/15/12                        496           533
    7.875%, 12/01/13                        899           890
  Champion Enterprises
    7.625%, 05/15/09                      1,546         1,531
  Chart Industries (A)
    9.125%, 10/15/15                        250           259
  Chukchansi Economic Development
    Authority (A) (D)
    8.060%, 11/15/12                        245           251
  Columbus McKinnon
    10.000%, 08/01/10                     2,268         2,498
  Contenintal Airlines, Ser RJ04
    9.558%, 09/01/19                        848           862
  Continental Airlines, Ser 982A
    6.410%, 04/15/07                        370           358
  Covalence Specialty Mate (A)
    10.250%, 03/01/16                       455           471
  D R Horton
    5.250%, 02/15/15                        850           790
  D R Horton (F)
    5.625%, 01/15/16                        800           761
  DRS Technologies
    6.875%, 11/01/13                        200           200
    6.625%, 02/01/16                        425           427
  DRS Technologies (F)
    7.625%, 02/01/18                      1,387         1,425
  Dayton Superior
    13.000%, 06/15/09                       944           793
    10.750%, 09/15/08                       407           413
  Delta Air Lines, Ser 2000-1,
    Cl A2 (C) (F)
    7.570%, 11/18/10                      2,241         2,247
  Delta Air Lines, Ser 2001-1,
    Cl A-2 (C) (F)
    7.111%, 09/18/11                         81            80
  Delta Air Lines, Ser 2002-1, Cl C (C)
    7.779%, 01/02/12                        115           102
  Fastentech
    11.500%, 05/01/11                       856           822
  Gencorp
    9.500%, 08/15/13                        668           725
  Greenbrier
    8.375%, 05/15/15                        667           700
  Gulfmark Offshore
    7.750%, 07/15/14                      1,026         1,067
  H-Lines Finance Holdings (B)
    10.357%, 04/01/13                       650           539
  Harvest Operations
    7.875%, 10/15/11                        750           748
  Hexion US Financial
    9.000%, 07/15/14                        614           632
----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Hexion US Financial (D)
    9.350%, 07/15/10                     $2,744      $  2,778
  Horizon Lines LLC
    9.000%, 11/01/12                        993         1,050
  Indalex Holding (A)
    11.500%, 02/01/14                     1,453         1,424
  Interface
    9.500%, 02/01/14                        200           205
  Invensys PLC (A)
    9.875%, 03/15/11                      1,111         1,150
  Iron Mountain
    7.750%, 01/15/15                        700           709
    6.625%, 01/01/16                        900           848
  K Hovnanian Enterprises
    6.250%, 01/15/16                        400           368
  L-3 Communications
    5.875%, 01/15/15                      2,382         2,287
  L-3 Communications, Cl B
    6.375%, 10/15/15                      1,226         1,223
  Language Line
    11.125%, 06/15/12                       200           185
  MMI Products, Ser B
    11.250%, 04/15/07                       161           155
  Maax Holdings
    9.750%, 06/15/12                        450           378
  Maax Holdings (B)
    23.138%, 12/15/12                     2,350           893
  Magnachip Semiconductor (D)
    7.741%, 12/15/11                      1,246         1,265
  Meritage Homes
    7.000%, 05/01/14                      1,300         1,227
    6.250%, 03/15/15                      1,625         1,462
  Metals USA (A)
    11.125%, 12/01/15                     1,239         1,332
  Millar Western Forest
    7.750%, 11/15/13                      1,087           783
  Mueller Group
    10.000%, 05/01/12                       400           438
  Mueller Holdings (B)
    11.126%, 04/15/14                       700           567
  NCL
    10.625%, 07/15/14                       450           471
  NTK Holdings (E) (F)
    10.750%, 03/01/14                       925           647
  Navistar International
    6.250%, 03/01/12                        400           403
  Navistar International (F)
    7.500%, 06/15/11                      2,177         2,193
  Nebraska Book
    8.625%, 03/15/12                        200           188
  Nell Af Sarl (A) (F)
    8.375%, 08/15/15                        869           873
  New ASAT (F)
    9.250%, 02/01/11                        200           167
  Nortek
    8.500%, 09/01/14                      1,725         1,721
  OMI
    7.625%, 12/01/13                        581           596
  Owens Corning (C)
    7.000%, 03/15/09                        900           691
  Owens Corning (C) (F)
    7.500%, 08/01/18                        225           176
  Park-Ohio Industries
    8.375%, 11/15/14                        900           810
  Ply Gem
    9.000%, 02/15/12                      1,350         1,215

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


High Yield Bond Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Propex Frabics
    10.000%, 12/01/12                    $  900      $    801
  Quality Distributors
    9.000%, 11/15/10                        950           831
  Rainbow National Services LLC (A)
    10.375%, 09/01/14                       625           707
    8.750%, 09/01/12                        650           700
  SGS International (A)
    12.000%, 12/15/13                     1,150         1,156
  Ship Finance International
    8.500%, 12/15/13                      1,207         1,135
  Southern States Coop (A)
    10.500%, 11/01/10                       423           446
  Stanley-Martin Communications (A)
    9.750%, 08/15/15                      1,354         1,212
  TD Funding
    8.375%, 07/15/11                      1,520         1,588
  Tech Olympic USA (F)
    10.375%, 07/01/12                     1,743         1,769
  Tembec Industries
    8.625%, 06/30/09                         50            28
    7.750%, 03/15/12                        550           278
  Tembec Industries (F)
    8.500%, 02/01/11                      1,250           656
  Tempur Pedic
    10.250%, 08/15/10                       550           588
  Terex
    9.250%, 07/15/11                        400           427
    7.375%, 01/15/14                        125           129
  Terra Capital
    12.875%, 10/15/08                       537           622
  Thermadyne Holdings (F)
    9.250%, 02/01/14                        350           313
  UCAR Finance
    10.250%, 02/15/12                     2,655         2,828
  US Concrete
    8.375%, 04/01/14                        700           717
  United Air Lines (C) (M)
    10.670%, 05/01/04                       325            13
  United Air Lines (C) (F)
    9.125%, 01/15/12                        625            25
  United Air Lines (E)
    9.020%, 04/19/12                        847           601
  United Air Lines (F)
    7.032%, 10/01/10                      1,750         1,763
  United Air Lines, Ser 2001-1,
    Cl A-1
    6.071%, 03/01/13                        447           445
  Unova
    7.000%, 03/15/08                        300           300
  Vanguard Health Holdings II
    9.000%, 10/01/14                        622           648
  Visant
    7.625%, 10/01/12                      1,275         1,294
  William Lyon Homes
    10.750%, 04/01/13                       414           418
  Xerox Capital (F)
    8.000%, 02/01/27                      1,539         1,593
                                                     ---------
                                                       95,079
                                                     ---------
INFORMATION TECHNOLOGY -- 2.0%
  Aavid Thermal Technology
    12.750%, 02/01/07                       650           666
  Activant Solutions
    10.500%, 06/15/11                       535           583
  Activant Solutions (A) (D)
    10.530%, 04/01/10                       584           599
    10.530%, 04/01/10                       889           911
----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Amkor Technologies
    9.250%, 02/15/08                     $   75      $     76
  Amkor Technologies (F)
    7.750%, 05/15/13                        600           569
    7.125%, 03/15/11                        325           306
  Celestica
    7.875%, 07/01/11                        250           255
  Compagnie Generale de
    Geophysique
    7.500%, 05/15/15                         75            78
  Compagnie Generale de
    Geophysique (A)
    7.500%, 05/15/15                        625           653
  SS&C Technologies (A)
    11.750%, 12/01/13                       732           769
  Seitel
    11.750%, 07/15/11                       250           283
  Smart Modular Tech (D)
    10.030%, 04/01/12                       900           945
  Spansion (A)
    11.250%, 01/15/16                       900           868
  Stoneridge
    11.500%, 05/01/12                       914           912
  Sungard Data Systems (A)
    10.250%, 08/15/15                     1,990         2,087
    9.125%, 08/15/13                        988         1,051
  Sungard Data Systems (A) (D)
    9.431%, 08/15/13                        961         1,014
  Viasystems
    10.500%, 01/15/11                       350           336
                                                     ---------
                                                       12,961
                                                     ---------
MATERIALS -- 11.9%
  AK Steel (F)
    7.875%, 02/15/09                        600           584
  Abitibi Consolidated (F)
    8.375%, 04/01/15                      1,975         1,866
  Appleton Papers
    9.750%, 06/15/14                      1,918         1,846
    8.125%, 06/15/11                        650           652
  BCI US Finance (A) (D)
    10.100%, 07/15/10                       480           492
  Berry Plastics
    10.750%, 07/15/12                       400           435
  Boise Cascade LLC
    7.125%, 10/15/14                        757           719
  Boise Cascade LLC (D)
    7.475%, 10/15/12                        354           352
  Bowater
    9.500%, 10/15/12                        400           416
  Bowater (D)
    7.491%, 03/15/10                        381           381
  Bowater Canada Finance
    7.950%, 11/15/11                      2,737         2,682
  Bway
    10.000%, 10/15/10                     2,101         2,227
  Cascades
    7.250%, 02/15/13                        876           793
  Century Aluminum
    7.500%, 08/15/14                      1,794         1,866
  Consolidated Containers (B)
    11.273%, 06/15/09                       300           258
  Consolidated Containers (F)
    10.125%, 07/15/09                       550           425

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


High Yield Bond Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Constar International (F)
    11.000%, 12/01/12                    $1,750      $  1,417
  Crown Americas (A) (F)
    7.750%, 11/15/15                      1,795         1,871
  Crown Cork & Seal
    8.000%, 04/15/23                      1,375         1,341
  Domtar
    7.125%, 08/15/15                        200           168
  Equistar Chemical
    10.625%, 05/01/11                     1,452         1,579
    10.125%, 09/01/08                     3,025         3,252
  Equistar Chemicals
    7.550%, 02/15/26                        200           185
  Exopac Holding (A)
    11.250%, 02/01/14                       228           228
  Freeport-McMoRan
    10.125%, 02/01/10                       465           501
    6.875%, 02/01/14                      1,743         1,752
  Georgia Gulf
    7.125%, 12/15/13                        250           253
  Georgia-Pacific
    8.000%, 01/15/24                        750           750
    7.750%, 11/15/29                        550           528
    7.700%, 06/15/15                      1,000         1,005
  Gibraltar Industries (A)
    8.000%, 12/01/15                      1,330         1,340
  Graham Packaging (F)
    9.875%, 10/15/14                      2,505         2,543
  Graphic Packaging International
    9.500%, 08/15/13                        175           166
  Graphic Packaging International (F)
    8.500%, 08/15/11                        905           910
  Huntsman International
    11.625%, 10/15/10                       799           911
  Huntsman International (A) (F)
    7.875%, 01/01/15                      1,150         1,167
  Huntsman International (D)
    11.850%, 07/15/11                       871           917
  Huntsman LLC
    11.500%, 07/15/12                       795           908
  Ineos Group Holdings PLC (A)
    8.500%, 02/15/16                      2,466         2,417
  Innophos (A)
    9.625%, 08/15/14                        400           412
  Intertape Polymer
    8.500%, 08/01/14                        200           197
  Ispat Inland
    9.750%, 04/01/14                        575           654
  Ispat Inland (D)
    11.280%, 04/01/10                       200           206
  Jefferson Smurfit
    8.250%, 10/01/12                        425           415
    7.500%, 06/01/13                        250           234
  Kraton Polymers LLC (F)
    8.125%, 01/15/14                        900           886
  Longview Fibre
    10.000%, 01/15/09                       604           634
  Lyondell Chemicals
    10.875%, 05/01/09                       775           790
    10.500%, 06/01/13                       300           335
  Mercer International
    9.250%, 02/15/13                        400           360
  Nalco
    7.750%, 11/15/11                      2,065         2,101
  Nalco (F)
    8.875%, 11/15/13                      1,400         1,466

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  NewPage (D)
    10.930%, 05/01/12                    $  320      $    336
  NewPage (F)
    10.000%, 05/01/12                       581           607
  Newark Group
    9.750%, 03/15/14                        750           652
  Nova Chemicals (D)
    7.561%, 11/15/13                        492           502
  Novelis (A)
    7.750%, 02/15/15                        325           315
  Oregon Steel Mills
    10.000%, 07/15/09                     1,993         2,118
  Owens-Brockway Glass (F)
    8.250%, 05/15/13                      1,875         1,955
  Owens-Illinois (F)
    7.350%, 05/15/08                      1,875         1,898
  PQ (A)
    7.500%, 02/15/13                        562           540
  Plastipak Holdings (A)
    8.500%, 12/15/15                        774           799
  Polyone
    8.875%, 05/01/12                        500           510
  Rathgibson (A)
    11.250%, 02/15/14                       258           261
  Rockwood Specialties Group
    7.500%, 11/15/14                        500           505
  Ryerson Tull
    8.250%, 12/15/11                      1,285         1,272
  Smurfit-Stone Container
    9.750%, 02/01/11                      1,389         1,422
  Smurfit-Stone Container (F)
    9.250%, 02/01/08                        334           348
  Solo Cup (F)
    8.500%, 02/15/14                      2,491         2,217
  Solutia (C)
    11.250%, 07/15/09                       775           754
  Solutia (C) (E)
    0.774%, 10/15/37                        175           130
  Steel Dynamics
    9.500%, 03/15/09                        755           793
    9.500%, 03/15/09                      3,137         3,294
  Tronox Worldwide (A)
    9.500%, 12/01/12                      3,379         3,531
  US Can
    12.375%, 10/01/10                     1,000         1,067
                                                     ---------
                                                       76,619
                                                     ---------
TELECOMMUNICATION SERVICES -- 8.1%
  Airgate PCS (D)
    8.350%, 10/15/11                      1,525         1,580
  American Cellular, Ser B
    10.000%, 08/01/11                     1,700         1,849
  Centennial Communications
    10.750%, 12/15/08                       421           430
    10.125%, 06/15/13                     2,760         3,022
    8.125%, 02/01/14                      3,435         3,504
  Centennial Communications (A) (D)
    10.250%, 01/01/13                        75            77
  Centennial Communications (A) (F)
    10.000%, 01/01/13                     1,025         1,066
  Cincinnati Bell (F)
    8.375%, 01/15/14                      3,350         3,383
  Citizens Communications
    9.250%, 05/15/11                      1,100         1,218
  City Telecom Hong Kong
    8.750%, 02/01/15                        100            80

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


High Yield Bond Fund
February 28, 2006


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Consolidated Communication
    Holdings
    9.750%, 04/01/12                     $  750      $    802
  Dobson Cellular Systems (D)
    9.430%, 11/01/11                      1,351         1,405
  GCI
    7.250%, 02/15/14                        850           835
  Hawaiian Telecom Communications
    (A) (F)
    12.500%, 05/01/15                       425           403
    9.750%, 05/01/13                        625           619
  IPCS
    11.500%, 05/01/12                       125           143
  IWO Holdings (B)
    9.356%, 01/15/15                        200           148
  IWO Holdings (D)
    8.350%, 01/15/12                        200           208
  Intelsat
    7.625%, 04/15/12                        450           372
    6.500%, 11/01/13                        650           493
    5.250%, 11/01/08                        325           307
  Intelsat Bermuda (A)
    8.250%, 01/15/13                        290           297
  Intelsat Bermuda (A) (D)
    9.609%, 01/15/12                      1,274         1,299
  Intelsat Bermuda (A) (F)
    8.625%, 01/15/15                      1,750         1,816
  Lucent Technologies
    6.450%, 03/15/29                      1,350         1,139
  NTL Cable PLC
    8.750%, 04/15/14                        500           510
  New Skies Satellites (D)
    9.573%, 11/01/11                        465           480
  Nextel Communications
    6.875%, 10/31/13                      1,705         1,785
  Panamsat (B)
    9.960%, 11/01/14                      1,827         1,299
  Primus Telecommunications
    8.000%, 01/15/14                        600           402
  Primus Telecommunications (F)
    12.750%, 10/15/09                       450           329
  Qwest
    8.875%, 03/15/12                      2,650         2,968
    7.625%, 06/15/15                        482           517
    7.250%, 10/15/35                        950           931
    6.875%, 09/15/33                        325           312
  Qwest (D)
    7.741%, 06/15/13                        760           830
  Qwest Capital Funding
    7.750%, 08/15/06                      1,134         1,143
  Qwest Communications
    International (D)
    8.249%, 02/15/09                      1,052         1,074
  Qwest Communications
    International, Ser B
    7.500%, 02/15/14                        649           667
  Rogers Wireless
    8.000%, 12/15/12                        904           965
  Rogers Wireless (D)
    7.616%, 12/15/10                      2,289         2,369
  Rogers Wireless (F)
    7.500%, 03/15/15                        433           470
  Securus Technologies (F)
    11.000%, 09/01/11                       375           319
  Telenet Group Holdings (A) (B) (F)
    9.685%, 06/15/14                        950           785

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Triton (F)
    8.500%, 06/01/13                     $1,225      $  1,185
  US Unwired, Ser B
    10.000%, 06/15/12                       350           396
  US Unwired, Ser B (D)
    8.741%, 06/15/10                        750           773
  Ubiquitel
    9.875%, 03/01/11                        750           825
  Valor Telecom Enterprises
    7.750%, 02/15/15                      1,600         1,666
  Wind Acquisitions Finance (A)
    10.750%, 12/01/15                     2,500         2,675
                                                     ---------
                                                       52,170
                                                     ---------
UTILITIES -- 5.5%
  AES
    8.875%, 02/15/11                        900           974
  Airgas
    9.125%, 10/01/11                        581           616
  Aquila
    9.000%, 11/15/21                        871           893
    8.000%, 03/01/23                      3,515         3,585
  Calpine Generating (C) (M)
    0.200%, 04/01/11                        800           872
  Edison Mission Energy
    9.875%, 04/15/11                        261           301
  Inergy LP
    6.875%, 12/15/14                        475           452
  Inergy LP (A)
    8.250%, 03/01/16                        300           306
  Markwest Energy (A)
    6.875%, 11/01/14                      1,150         1,081
  Midwest Generation LLC
    8.750%, 05/01/34                      2,388         2,609
  Mirant Americas
    8.500%, 10/01/21                      3,379         3,476
    8.300%, 05/01/11                        381           399
  Mirant Americas (A) (F)
    7.375%, 12/31/13                      1,600         1,642
  Mission Energy Holding
    13.500%, 07/15/08                     2,910         3,354
  NRG Energy
    7.375%, 02/01/16                      2,525         2,601
    7.250%, 02/01/14                        750           769
  Reliant Energy (F)
    6.750%, 12/15/14                      1,475         1,333
  Sierra Pacific Resources
    7.803%, 06/15/12                        350           375
  Sonat
    7.625%, 07/15/11                      1,865         1,940
    7.000%, 02/01/18                        200           200
  Southern Natural Gas
    8.875%, 03/15/10                        300           321
  Teco Energy (D)
    6.680%, 05/01/10                      1,961         2,025
  Tenaska Alabama (A)
    7.000%, 06/30/21                      1,274         1,315
  Tennessee Gas Pipeline
    7.500%, 04/01/17                        581           638
  Transcont Gas Pipeline
    7.250%, 12/01/26                      1,734         1,888
  Williams
    7.125%, 09/01/11                        668           700


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


High Yield Bond Fund
February 28, 2006


----------------------------------------------------------------
                             Face Amount          Value
Description                  ($ Thousands)/Shares ($ Thousands)
----------------------------------------------------------------
  Williams (A)
    6.375%, 10/01/10                     $  600      $    601
                                                     ---------
                                                       35,266
                                                     ---------
Total Corporate Obligations
  (Cost $606,006) ($ Thousands)                       610,736
                                                     ---------
COMMERCIAL PAPER (H) -- 2.1%
AUTOMOTIVE -- 0.8%
  DaimlerChrysler
    4.688%, 04/10/06                      5,085         5,058
                                                     ---------
FINANCIALS -- 1.3%
  Alcoa
    4.503%, 03/10/06                      2,200         2,198
  Broadhollow Funding (G)
    4.574%, 03/07/06                      1,112         1,111
  Carmel Mounting Funding (G)
    4.575%, 03/10/06                        593           592
  Elysian Funding LLC (G)
    4.725%, 04/10/06                        742           736
    4.666%, 03/27/06                      1,112         1,108
    4.628%, 03/15/06                        605           603
    4.620%, 03/01/06                        593           592
  Thornburg Mortgage Capital
    Resources (G)
    4.595%, 03/27/06                      1,483         1,478
                                                     ---------
                                                        8,418
                                                     ---------
Total Commercial Paper
  (Cost $13,476) ($ Thousands)                         13,476
                                                     ---------
LOAN PARTICIPATIONS -- 1.8%
  Amkor Technology Bank Loan
    9.274%, 10/27/10                      1,000         1,042
  Aquila (D)
    0.000%, 09/19/09                      1,000         1,030
  CCFC Bank Loan
    10.630%, 08/26/09                     1,500         1,605
  Georgia Pacific Bank Loan B (D)
    0.000%, 12/23/12                        500           504
    0.000%, 02/14/13                        900           907
  Georgia Pacific Bank Loan C (D)
    0.000%, 12/23/12                        500           511
    0.000%, 02/14/14                      1,150         1,174
  Mirant Americas
    6.320%, 01/15/13                      2,000         2,017
  Murray
    12.375%, 01/31/11                     1,995         2,055
  United Air Lines (D)
    0.000%, 02/01/12                        875           889
                                                     ---------
Total Loan Participations
  (Cost $11,666) ($ Thousands)                         11,734
                                                     ---------
CASH EQUIVALENT  -- 1.6%
  SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 4.39%**++                 10,577,721        10,578
                                                     ---------
Total Cash Equivalent
  (Cost $10,578) ($ Thousands)                         10,578
                                                     ---------


----------------------------------------------------------------
                             Face Amount          Value
Description                  ($ Thousands)/Shares ($ Thousands)
----------------------------------------------------------------
ASSET-BACKED SECURITIES (D) (G) (I) (K) -- 1.5%

MORTGAGE RELATED SECURITIES -- 1.5%
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    4.740%, 11/10/06                     $  741      $    741
  Commodore, Ser 2003-2A,
    Cl A1MM
    4.560%, 12/12/38                        682           682
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    4.620%, 10/10/06                      1,112         1,112
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    4.631%, 06/25/06                      1,483         1,483
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    4.920%, 05/18/06                      1,137         1,137
  Park Place Securities NIM
    Trust, Ser MM1, Cl AM4
    4.621%, 05/25/06                      1,143         1,143
  RMAC, Ser 2004-NS3A, Cl A1
    4.570%, 09/12/06                        362           362
  Saturn Ventures II
    4.630%, 08/07/06                      1,384         1,384
  TIAA Real Estate, Ser 2003 1A,
    Cl A1
    4.635%, 09/28/06                        958           958
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    4.511%, 06/15/06                        371           371
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    4.511%, 09/15/06                        222           222
                                                     ---------
Total Asset-Backed Securities
  (Cost $9,596) ($ Thousands)                           9,595
                                                     ---------
MASTER NOTES (D) (G) (J) -- 0.9%
  Bank of America
    4.633%, 03/01/06                      3,707         3,707
  Bear Stearns
    4.683%, 03/01/06                      1,780         1,780
                                                     ---------
Total Master Notes
  (Cost $5,487) ($ Thousands)                           5,487
                                                     ---------
COMMON STOCK  -- 0.4%
  Mirant*                               102,405         2,519
  UAL*                                    6,391           227
                                                     ---------
Total Common Stock
  (Cost $2,572) ($ Thousands)                           2,746
                                                     ---------
COLLATERALIZED LOAN OBLIGATION (A) (D) -- 0.2%
  Marathon, Ser 2005-2A, Cl INC
    0.000%, 12/20/19                      1,500         1,500
                                                     ---------
Total Collateralized Loan Obligation
  (Cost $1,365) ($ Thousands)                           1,500
                                                     ---------


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


High Yield Bond Fund
February 28, 2006


----------------------------------------------------------------
                             Face Amount          Value
Description                  ($ Thousands)/Shares ($ Thousands)
----------------------------------------------------------------
CONVERTIBLE BOND  -- 0.2%
  Navistar International CV to 17.9437
    4.750%, 04/01/09                     $1,000      $    989
                                                     ---------
Total Convertible Bond
  (Cost $998) ($ Thousands)                               989
                                                     ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
  FHLMC CMO, Ser 2596, Cl IJ, IO
    5.000%, 01/15/17                      3,093           319
  FHLMC CMO, Ser 2603, Cl LI, IO
    5.500%, 09/15/28                      1,005           123
  FHLMC CMO, Ser 2621, Cl IJ, IO
    5.500%, 12/15/26                      1,942           186
  FHLMC CMO, Ser 2696, Cl NI, IO
    5.500%, 03/15/23                        704            23
  FNMA CMO, Ser 2003-37, Cl IG, IO
    5.500%, 05/25/32                        906           135
                                                     ---------
Total U.S. Government Agency Obligations
  (Cost $842) ($ Thousands)                               786
                                                     ---------
PREFERRED STOCK -- 0.1%
  HRPT Properties Trust, Ser A           24,000           602
                                                     ---------
Total Preferred Stock
  (Cost $608) ($ Thousands)                               602
                                                     ---------
REPURCHASE AGREEMENTS (G)(L) -- 2.7%
Barclays Capital
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06, repurchase
  price $1,733,244 (collateralized by a
  U.S. Government Obligation, par
  value $1,808,200, 0.000%, 08/15/06;
  with total market value $1,767,696)     1,733         1,733
Deutsche Bank
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06, repurchase
  price $6,674,541 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $36,779-
  $2,966,061, 0.000%-5.600%,
  05/30/06-10/29/19; with total market
  value $6,807,184)                       6,674         6,674
Lehman Brothers
  4.560%, dated 02/28/06, to be
  repurchased on 03/01/06, repurchase
  price $9,003,134 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $30,328-
  $3,721,665 0.000%-8.875%,
  04/25/07-03/23/28; with total market
  value $9,182,097)                       9,002         9,002
                                                     ---------
Total Repurchase Agreements
  (Cost $17,409) ($ Thousands)                         17,409
                                                     ---------
Total Investments -- 106.2%
  (Cost $680,603) ($ Thousands)++                    $685,638
                                                     =========
 Percentages are based on Net Assets of $645,388 ($ Thousands).

* Non-income producing security.


----------------------------------------------------------------

----------------------------------------------------------------
** Rate shown is the 7-day effective yield as of February 28, 2006.

+ Real Estate Investment Trusts.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of February 28, 2006, the total value of securities was $103,682 ($ Thousands), representing 16.07% of the Fund's net assets. These securities have been deemed liquid by the Board of Trustees.

(B) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2006. The coupon on a step bond changes on a specified date.

(C) Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2006.

(E) Zero-coupon security. Rate shown is the effective yield at the date of purchase.

(F) This security or a partial position of this security is on loan at February 28, 2006. The total value of securities on loan at February 28, 2006 was $84,957 ($ Thousands).

(G) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2006 was $91,087 ($ Thousands).

(H) The rate reported is the effective yield at time of purchase.

(I) The date reported on the Schedule of Investments is the date in effect as of February 28, 2006.

(J) The date shown is the earlier of the reset date or the demand date.

(K) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(L) Tri-Party Repurchase Agreements.

(M) Securities considered illiquid. The total value of such securities as of February 28, 2006 was $885 ($ Thousands) and represents 0.14% of the Fund's net assets.

Cl -- Class
CDO -- Collateralized Debt Obligation
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


High Yield Bond Fund
February 28, 2006


NIM -- Net Interest Margin
PCS -- Personal Communications Service
PLC -- Public Limited Company
Ser -- Series

++At February 28, 2006, the tax basis cost of the Fund's investments was $680,603 ($ Thousands), and the unrealized appreciation and depreciation were $9,026 ($ Thousands) and $(3,991) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
COMMON STOCK -- 90.7%

AUSTRALIA -- 2.4%
  Amcor                                  98,981   $       544
  Australia & New Zealand
    Banking Group                       119,911         2,282
  Australia Gas & Light                  47,700           676
  BHP Billiton                          114,662         2,064
  Boral                                 219,420         1,425
  Brambles Industries (B)                25,509           190
  Caltex Australia                      119,140         1,522
  Centro Properties Group                66,280           334
  Cochlear                                2,406            87
  Coles Myer                             19,242           140
  Commonwealth Bank of Australia        107,690         3,577
  Computershare                          71,710           359
  CSL                                    28,285         1,103
  CSR                                    32,413            91
  Downer EDI                             17,748           103
  GPT Group                             177,616           546
  Insurance Australia Group             202,032           805
  Macquarie Airports                    447,534         1,068
  Macquarie Bank                          8,125           384
  Macquarie Goodman Group                31,308           117
  Macquarie Infrastructure Group        110,229           285
  Mayne Group                            12,928            32
  Mirvac Group                          100,499           314
  National Australia Bank                83,302         2,262
  Orica                                  50,551           857
  Pacific Brands                         26,787            45
  PaperlinX                             292,789           737
  Promina Group                          95,417           385
  Qantas Airways                        456,814         1,385
  QBE Insurance Group                   355,097         5,434
  Rinker Group                          108,141         1,421
  Stockland                             194,283           968
  Suncorp-Metway                          4,667            71
  Wesfarmers                             23,234           629
  Westpac Banking                       175,878         3,073
  Woodside Petroleum                     41,938         1,260
  Woolworths                            174,554         2,378
                                                  ------------
                                                       38,953
                                                  ------------
AUSTRIA -- 0.6%
  Andritz                                   887           115
  Boehler-Uddeholm                          972           182
  Erste Bank der
  Oesterreichischen
    Sparkassen                            9,178           558
  OMV                                    35,983         2,232
  Raiffeisen International Bank
  Holding*                                3,884           324
  Telekom Austria                       218,746         5,004
  Voestalpine                            11,700         1,364
                                                  ------------
                                                        9,779
                                                  ------------
BELGIUM -- 0.9%
  Belgacom                                2,268            68
  Colruyt                                   616            89
  Delhaize Group*                        45,100         3,009
  Dexia                                   7,198           179
  Fortis (Netherlands Line) (B)          74,989         2,681
  Fortis                                 76,685         2,732
  Groupe Bruxelles Lambert                6,278           689
  InBev                                  13,000           601
  KBC Groep                              25,600         2,673

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Omega Pharma                           15,800   $       856
  UCB                                    15,317           726
                                                  ------------
                                                       14,303
                                                  ------------
BRAZIL -- 0.1%
  Gerdau ADR                             46,950         1,071
  Uniao de Bancos Brasileiros GDR         7,200           633
                                                  ------------
                                                        1,704
                                                  ------------
CANADA -- 1.6%
  Abitibi-Consolidated (B)               63,200           220
  Alcan                                  67,400         2,938
  Cameco                                 47,200         1,752
  Canadian Natural Resources             97,600         5,325
  Canadian Tire, Cl A                     1,100            64
  Falconbridge                              700            23
  Inco*                                  25,300         1,223
  Methanex                               28,700           569
  Potash Saskatchewan                    20,300         1,944
  Rogers Communications, Cl B            97,000         3,878
  Suncor Energy (B)                       9,100           680
  Teck Cominco, Cl B                    100,400         6,269
  TELUS                                  16,700           649
  Toronto-Dominion Bank                  12,600           724
                                                  ------------
                                                       26,258
                                                  ------------
CHINA -- 0.0%
  China Petroleum & Chemical          1,106,000           658
                                                  ------------
DENMARK -- 0.4%
  AP Moller - Maersk                        215         1,971
  Carlsberg, Cl B                        13,550           848
  D/S Torm                                2,500           122
  Danisco                                12,400           910
  Danske Bank                            33,700         1,202
  DSV                                     1,200           161
  Novo-Nordisk, Cl B                     17,300         1,017
  William Demant Holding*                 2,700           157
                                                  ------------
                                                        6,388
                                                  ------------
FINLAND -- 0.9%
  Fortum                                269,004         6,509
  Kesko, Cl B                             7,900           248
  Metso                                  18,534           683
  Neste Oil                               1,700            52
  Nokia                                 144,234         2,684
  Outokumpu*                             36,200           657
  Rautaruukki                            54,671         1,843
  Sampo, Cl A                            66,955         1,342
  Stora Enso, Cl R                       27,000           385
  Wartsila, Cl B                          6,900           252
  YIT-Yhtyma                             15,600           792
                                                  ------------
                                                       15,447
                                                  ------------
FRANCE -- 8.8%
  Accor                                  21,986         1,321
  Air France-KLM                        111,198         2,573
  Air Liquide (B)                         5,968         1,178
  Alcatel*                               13,472           181
  Assurances Generales de
    France (B)                           80,700         8,384
  AXA                                   173,102         6,121
  BNP Paribas (B)                       152,473        14,113
  Bouygues (B)                          168,156         8,833
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Business Objects*                       5,538   $       206
  Cap Gemini                             49,850         2,458
  Carrefour                              83,798         4,160
  Casino Guichard Perrachon*              5,431           339
  Cie de Saint-Gobain                    28,645         1,911
  Cie Generale d'Optique
     Essilor International                5,222           450
  CNP Assurances                          3,604           345
  Compagnie Generale des
     Etablissements Michelin, Cl B        8,501           519
  Credit Agricole (B)                   135,835         4,962
  Dassault Systemes                       8,355           467
  France Telecom (B)                    407,144         8,896
  Gecina                                  7,500           938
  Groupe Danone                          13,953         1,605
  L'Oreal                                11,629         1,028
  Lafarge                                15,978         1,672
  LVMH Moet Hennessy Louis Vuitton        6,800           618
  Neopost                                 1,630           163
  PagesJaunes Groupe                      3,872           104
  Pernod-Ricard                           3,704           634
  Peugeot                                22,500         1,312
  Pinault-Printemps-Redoute              11,100         1,279
  Publicis Groupe                         3,060           117
  Renault                                75,218         7,229
  Sanofi-Aventis (B)                    163,320        13,904
  Sanofi-Aventis (German Exchange)          822            70
  Schneider Electric                     40,789         4,168
  Societe Generale                       78,688        11,145
  Sodexho Alliance (B)                   13,600           579
  Suez                                   19,396           712
  Technip                                22,600         1,358
  Thales*                                 6,300           287
  Total                                  83,160        20,917
  Veolia Environnement*                  17,700           926
  Vinci                                  53,989         4,984
  Vivendi Universal                      34,892         1,056
  Zodiac                                  2,463           155
                                                  ------------
                                                      144,377
                                                  ------------
GERMANY -- 6.1%
    Allianz                              34,446         5,557
    Altana                                8,800           474
    BASF                                 32,740         2,469
    Bayer                               183,166         7,376
    Bayerische Motoren Werke             65,658         3,160
    Celesio                               1,206           112
    Commerzbank                         162,850         5,934
    Continental                          56,862         5,820
    DaimlerChrysler                      63,391         3,515
    Deutsche Bank                        51,958         5,734
    Deutsche Boerse                      18,549         2,335
    Deutsche Post                        52,999         1,385
    Deutsche Telekom                    103,282         1,630
    E.ON                                 69,608         7,712
    Fresenius Medical Care               37,400         4,042
    Hypo Real Estate Holding             58,400         3,846
    Infineon Technologies                16,400           151
    Linde                                16,436         1,302
    MAN                                  88,230         5,561
    Merck KGaA                           37,026         3,708
    Muenchener Rueckversicherungs        44,839         6,078
    Puma Rudolf Dassler Sport             1,900           684
    RWE (B)                              93,063         7,982
    SAP                                  12,940         2,640
    Siemens                              67,183         6,171

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Suedzucker                             48,000   $     1,272
  ThyssenKrupp                            8,847           224
  Volkswagen                             30,418         2,129
  Wincor Nixdorf                          1,340           171
                                                  ------------
                                                       99,174
                                                  ------------
GREECE -- 0.1%
  Coca Cola Hellenic Bottling             3,930           117
  Intracom                               21,590           158
  National Bank of Greece                17,350           891
  OPAP                                   20,310           770
  Piraeus Bank                            9,450           286
  Titan Cement                            2,940           140
                                                  ------------
                                                        2,362
                                                  ------------
HONG KONG -- 0.9%
  ASM Pacific Technology (B)             19,000           106
  Cheung Kong Holdings                   92,000           964
  China Mobile Hong Kong                699,000         3,377
  CLP Holdings                          160,000           915
  CNOOC                               3,642,000         3,018
  Hang Lung Group                       198,300           436
  Hang Lung Properties                  300,000           537
  Henderson Land Development             67,000           357
  HongKong Electric Holdings            384,500         1,770
  Hopewell Holdings                      53,000           148
  Kingboard Chemical Holdings            52,500           166
  Li & Fung                             478,000           962
  MTR                                   294,000           665
  PCCW                                  661,000           452
  Sino Land (B)                          60,300            90
  Sun Hung Kai Properties                83,000           861
  Wharf Holdings                         50,000           184
                                                  ------------
                                                       15,008
                                                  ------------
HUNGARY -- 0.0%
  Mol Magyar Olaj-es Gazipari             7,600           786
                                                  ------------
INDIA -- 0.1%
  Canara Bank                           100,000           644
  Punjab National Bank                   46,000           457
                                                  ------------
                                                        1,101
                                                  ------------
IRELAND -- 0.5%
  Anglo Irish Bank                      208,130         3,413
  Bank of Ireland                        11,476           204
  CRH                                    85,831         2,816
  DCC                                     4,198            96
  Depfa Bank                             95,037         1,578
  Fyffes                                 37,215            93
                                                  ------------
                                                        8,200
                                                  ------------
ISRAEL -- 0.1%
  Bank Hapoalim                         280,300         1,284
  Teva Pharmaceutical Industries
    ADR                                  13,100           550
                                                  ------------
                                                        1,834
                                                  ------------
ITALY -- 2.3%
  Banca Intesa                          282,782         1,671
  Banca Intesa RNC                       20,726           114
  Banca Monte dei Paschi di
    Siena (B)                           373,432         1,932

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Banca Popolare di Milano              297,354   $     3,759
  Banche Popolari Unite                  29,017           729
  Banco Popolare di Verona e
  Novara                                 12,186           292
  Benetton Group                         58,775           749
  Buzzi Unicem*                          50,400         1,043
  Capitalia                             109,918           830
  Enel                                   20,873           174
  ENI - Ente Nazionale Idrocarburi      466,805        13,347
  Fiat (B)                               75,689           819
  Fiat RNC                              211,710         2,017
  Finmeccanica                           28,200           617
  Italcementi                            45,116           924
  Luxottica Group                         5,065           142
  Recordati*                            114,500           848
  Telecom Italia RNC                    713,331         1,639
  UniCredito Italiano                   757,971         5,514
                                                  ------------
                                                       37,160
                                                  ------------
JAPAN -- 24.2%
  Acom                                   13,900           851
  Advantest                              19,300         2,182
  Aeon                                  104,500         2,492
  Aisin Seiki                            29,000         1,029
  Amada                                 106,000         1,000
  Aoyama Trading                         22,500           693
  Asahi Kasei                            96,000           633
  Asatsu-DK                              23,100           829
  Astellas Pharma                       101,200         3,904
  Bank of Fukuoka (B)                   165,000         1,399
  Bank of Kyoto                          54,000           637
  Bank of Yokohama                       78,000           629
  Bridgestone                            61,000         1,189
  Canon                                 199,979        12,478
  Canon Sales                            31,000           668
  Central Glass                          24,000           135
  Central Japan Railway                     382         3,739
  Chiba Bank                             98,000           825
  Chiyoda                               105,000         2,566
  Chubu Electric Power (B)               30,600           811
  Chugai Pharmaceutical                  31,000           568
  Citizen Watch                           6,500            58
  COMSYS Holdings                        11,000           155
  Credit Saison                          14,100           665
  Dai Nippon Printing                   227,000         4,010
  Daicel Chemical Industries            103,000           829
  Daido Steel                           207,000         1,839
  Daiichi Sankyo                         32,500           671
  Daimaru                               157,000         2,110
  Dainippon Screen Manufacturing         33,000           306
  Daito Trust Construction               12,700           594
  Daiwa House Industry                   74,000         1,184
  Daiwa Securities Group                347,000         4,117
  Denki Kagaku Kogyo                    160,000           671
  Denso                                  19,400           707
  East Japan Railway                        413         2,936
  Eisai                                  10,400           481
  Electric Power Development             13,080           416
  Fanuc                                  29,100         2,452
  Fuji Electric Holdings                239,000         1,117
  Fuji Photo Film                        46,300         1,481
  Fuji Television Network                    23            56
  Fujikura                               99,000         1,099
  Fujitsu                                63,000           502
  Gunma Bank                             81,000           603
  Gunze                                 274,000         1,765
  Hankyu Department Stores              198,000         1,747
  Hirose Electric                         6,500           877

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Hitachi                               211,100      $  1,470
  Hitachi Chemical                        6,300           175
  Hokkaido Electric Power                28,400           666
  Honda Motor                            62,900         3,672
  Hoya                                   45,100         1,788
  Ibiden                                 13,200           629
  Isetan                                 36,500           660
  Ishikawajima-Harima Heavy
     Industries                         194,000           588
  Itochu                                473,100         3,930
  Japan Tobacco                             255         4,378
  JFE Holdings                          143,100         5,271
  Joyo Bank                              95,000           609
  JS Group                                8,000           156
  JSR (B)                                 6,600           194
  Kamigumi                               15,000           114
  Kaneka                                 14,000           184
  Kansai Electric Power                 244,039         5,675
  Kao                                   216,800         5,885
  Kawasaki Heavy Industries             207,800           711
  KDDI                                      134           688
  Keyence                                   700           191
  Kinden                                 65,000           614
  Kirin Brewery                          59,000           776
  Kobe Steel                          1,182,300         4,490
  Kokuyo                                 42,200           628
  Komatsu                               110,200         1,953
  Komori                                 34,000           721
  Konica Minolta Holdings                 6,000            75
  Kubota                                159,000         1,554
  Kyocera                                21,100         1,864
  Kyushu Electric Power                  76,000         1,832
  Lawson                                 40,700         1,519
  Leopalace21                            17,700           636
  Makita                                 47,000         1,380
  Marubeni                              462,700         2,293
  Marui                                 213,200         4,037
  Matsushita Electric Industrial         82,348         1,731
  Matsushita Electric Works              27,000           314
  Millea Holdings                           100         2,034
  Mitsubishi                            388,700         9,013
  Mitsubishi Electric                   626,900         4,989
  Mitsubishi Estate                     215,000         4,531
  Mitsubishi Gas Chemical                93,000         1,098
  Mitsubishi Heavy Industries           419,600         1,970
  Mitsubishi Materials (B)              165,000           852
  Mitsubishi Rayon                      169,000         1,357
  Mitsubishi UFJ Financial Group          1,076        15,962
  Mitsubishi UFJ Securities              44,000           651
  Mitsui (B)                            206,000         2,817
  Mitsui Chemicals                       44,000           352
  Mitsui Engineering &
  Shipbuilding                          180,000           562
  Mitsui OSK Lines (B)                  643,900         4,692
  Mitsui Sumitomo Insurance             180,800         2,383
  Mitsui Trust Holdings                 359,400         5,266
  Mizuho Financial Group                    638         5,083
  Murata Manufacturing                    8,380           516
  Namco Bandai Holdings                   4,650            58
  NEC                                   510,000         3,128
  NGK Spark Plug                        122,400         2,773
  NHK Spring                             25,000           300
  Nidec                                  15,780         1,251
  Nikon                                  46,000           782
  Nintendo                               12,460         1,836
  Nippon Electric Glass                  62,200         1,496
  Nippon Express (B)                    103,000           545
  Nippon Kayaku                         217,000         1,804
  Nippon Mining Holdings                442,400         3,302
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Nippon Oil                            146,500   $     1,110
  Nippon Shokubai                        64,000           727
  Nippon Steel                          556,000         2,214
  Nippon Telegraph & Telephone              987         4,259
  Nippon Yusen Kabushiki Kaisha         104,000           676
  Nishi-Nippon City Bank                313,000         1,621
  Nishimatsu Construction (B)           244,000         1,034
  Nissan Motor (B)                      412,560         4,733
  Nisshin Seifun Group                   30,000           304
  Nisshin Steel                         178,000           594
  Nisshinbo Industries                   99,000         1,040
  Nissin Food Products                   21,800           665
  Nitori                                  6,800           334
  Nitto Denko                            32,200         2,762
  Nomura Holdings                        36,400           694
  NSK                                    35,000           268
  NTN                                    30,000           222
  NTT Data                                  189           873
  NTT DoCoMo                              2,812         4,158
  Obayashi                              117,000           874
  Odakyu Electric Railway (B)            85,000           523
  Oki Electric Industry (B)             467,000         1,496
  Onward Kashiyama                       35,000           593
  Oriental Land +                        36,400         2,145
  ORIX                                   44,300        11,656
  Osaka Gas                             905,000         3,463
  Promise                                 9,700           585
  Rakuten                                   131           114
  Ricoh                                  51,000           944
  Rinnai                                 24,700           722
  Rohm                                   20,000         1,908
  Santen Pharmaceutical                   5,400           126
  Sanwa Shutter                          23,000           153
  Sanyo Shinpan Finance                  21,600         1,320
  Sega Sammy Holdings                    57,700         2,352
  Seino Transportation                   63,000           615
  Sekisui House                          50,000           760
  Seven & I Holdings                     14,900           609
  Shimachu                               26,700           785
  Shimamura                              23,500         2,657
  Shimizu                                80,000           561
  Shin-Etsu Chemical                     19,800         1,054
  Shinko Securities                     118,000           618
  Shinsei Bank                          637,000         4,282
  Shiseido                                9,000           159
  Showa Denko                           143,000           611
  Showa Shell Sekiyu                    152,600         1,734
  SMC                                    15,900         2,245
  Softbank (B)                          160,800         4,914
  Sompo Japan Insurance                 118,000         1,713
  Sony                                    9,800           459
  Sumitomo                              283,000         3,821
  Sumitomo Chemical                     154,000         1,200
  Sumitomo Electric Industries           51,000           766
  Sumitomo Forestry                      37,000           376
  Sumitomo Heavy Industries             272,000         2,431
  Sumitomo Metal Industries             617,000         2,737
  Sumitomo Mitsui Financial Group         1,234        13,469
  Sumitomo Osaka Cement                 202,000           631
  Sumitomo Realty & Development          28,000           650
  Sumitomo Rubber Industries            107,200         1,309
  Sumitomo Trust & Banking               94,000           952
  Suzuken                                28,100           835
  Suzuki Motor                          106,400         2,112
  T&D Holdings                            8,500           636
  Taisei                                 49,000           237
  Taisho Pharmaceutical                  11,000           233
  Takashimaya (B)                       121,000         1,752

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Takeda Pharmaceutical                104,100    $     5,795
  Takefuji                                7,240           464
  Tanabe Seiyaku                         12,000           132
  TDK                                     6,000           415
  Teijin                                 22,000           148
  Tobu Railway                          123,000           618
  Toda                                   98,000           505
  Tohoku Electric Power                  53,900         1,219
  Tokuyama (B)                           51,000           769
  Tokyo Broadcasting System              71,200         2,127
  Tokyo Electric Power                  170,700         4,605
  Tokyo Electron                         49,900         3,321
  Tokyo Gas                           1,395,000         6,348
  Tokyo Steel Manufacturing              76,600         1,491
  Tokyu                                 162,000         1,010
  Toray Industries                       73,000           562
  Toshiba (B)                           164,000           929
  Toyo Suisan Kaisha                    129,000         1,888
  Toyoda Gosei                           31,900           680
  Toyota Industries                      57,300         2,291
  Toyota Motor                          238,700        12,717
  Trend Micro                            31,200           951
  Ube Industries                        223,000           658
  Uni-Charm                              10,000           499
  UNY                                    40,000           608
  Ushio                                  25,500           623
  Wacoal Holdings                        45,500           628
  Yahoo! Japan                            1,259         1,481
  Yamada Denki                           56,400         6,039
  Yamaha                                 48,800           838
  Yamaha Motor                           48,400         1,103
  Yamato Transport                      100,100         1,912
                                                  ------------
                                                      396,718
                                                  ------------
LUXEMBOURG -- 0.6%
  Arcelor                               200,168         7,315
  SES Global FDR*                        37,586           601
  SES Global FDR (Paris Exchange)        81,800         1,284
                                                  ------------
                                                        9,200
                                                  ------------
MEXICO -- 0.6%
  America Movil ADR, Ser L              171,005         5,939
  Fomento Economico Mexicano ADR         40,450         3,519
                                                  ------------
                                                        9,458
                                                  ------------
NETHERLANDS -- 5.1%
  ABN AMRO Holding                      242,541         7,069
  Aegon                                 267,961         4,419
  Akzo Nobel                             43,923         2,230
  Buhrmann                               62,063         1,040
  Corio +                                 2,178           143
  CSM                                    51,729         1,545
  DSM                                    60,452         2,514
  Euronext                               29,400         1,843
  European Aeronautic Defense
     and Space*                          67,321         2,468
  Heineken                               40,189         1,513
  Heineken Holding                       28,236           982
  ING Groep                             475,747        17,884
  James Hardie Industries                70,259           461
  Koninklijke Philips Electronics        52,788         1,718
  Randstad Holdings*                      8,418           472
  Reed Elsevier                          20,557           278
  Royal Dutch Shell, Cl A (B) (GBP)      46,426         1,394
  Royal Dutch Shell, Cl A               475,687        14,343

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Royal Dutch Shell, Cl B (B)           169,562   $     5,322
  Royal KPN                             449,687         4,656
  Royal Numico                           12,049           522
  TNT                                     7,208           235
  Unilever                              136,783         9,496
  VNU                                    18,400           596
  Wereldhave +                              861            92
  Wolters Kluwer                          7,795           171
                                                  ------------
                                                       83,406
                                                  ------------
NEW ZEALAND -- 0.2%
  Fletcher Building                      22,422           117
  Telecom of New Zealand (B)            681,185         2,394
                                                  ------------
                                                        2,511
                                                  ------------
NORWAY -- 0.6%
  DNB                                    98,148         1,191
  Norsk Hydro                            35,300         4,134
  Norske Skogindustrier                  30,428           455
  Orkla                                  10,100           440
  ProSafe                                 2,950           147
  Statoil                               144,000         3,687
  Yara International                     23,600           358
                                                  ------------
                                                       10,412
                                                  ------------
PHILIPPINES -- 0.0%
  Philippine Long Distance Telephone     11,900           409
                                                  ------------
PORTUGAL -- 0.5%
  Banco BPI                             400,029         2,161
  Banco Comercial Portugues             224,155           666
  Banco Espirito Santo                   52,400           863
  Cimpor Cimentos de Portugal*           46,549           285
  Energias de Portugal*                 670,755         2,343
  Portugal Telecom*                       8,707           100
  Sonae                                 803,078         1,245
                                                  ------------
                                                        7,663
                                                  ------------
SINGAPORE -- 0.7%
  DBS Group Holdings                     55,000           554
  Flextronics International*            107,100         1,156
  Jardine Cycle & Carriage                9,000            57
  Keppel                                 34,000           292
  Keppel Land                            48,000           131
  SembCorp Industries                   803,000         1,538
  Singapore Airlines                     16,000           145
  Singapore Petroleum                    18,000            56
  Singapore Telecommunications        2,678,202         4,297
  United Overseas Bank                  306,900         2,827
  United Overseas Land                  363,000           598
                                                  ------------
                                                       11,651
                                                  ------------
SOUTH AFRICA -- 0.5%
  Harmony Gold Mining*                   51,300           709
  Sanlam                                379,530           983
  Sasol                                 154,876         5,306
  Telkom                                 24,180           637
                                                  ------------
                                                        7,635
                                                  ------------
SOUTH KOREA -- 1.5%
  Honam Petrochemical                    12,900           757
  Hyundai Motor                          36,360         3,090
  Industrial Bank of Korea               26,750           439

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  INI Steel                              29,790      $    872
  Kookmin Bank                            9,600           728
  POSCO                                   4,200           990
  Samsung Electronics                     9,195         6,446
  Samsung Electronics GDR                19,479         6,883
  Shinhan Financial Group               108,630         4,244
                                                  ------------
                                                       24,449
                                                  ------------
SPAIN -- 3.1%
  Acciona                                 2,617           365
  ACS Actividades Construcciones
    y Servicios                         133,585         4,983
  Altadis                                17,340           727
  Antena 3 de Television (B)              7,643           203
  Banco Bilbao Vizcaya Argentaria       234,509         4,770
  Banco Santander Central Hispano       476,162         6,958
  Ebro Puleva                             7,532           137
  Endesa (B)                            298,546         9,998
  Fomento de Construcciones
    y Contratas                           4,387           298
  Iberdrola                             145,948         4,604
  Inditex                                17,556           630
  Repsol (B)                            381,480        10,664
  Telefonica                            369,183         5,693
  Union Fenosa (B)                       17,300           649
                                                  ------------
                                                       50,679
                                                  ------------
SWEDEN -- 1.5%
  Alfa Laval                             28,500           720
  Atlas Copco, Cl A                     222,830         5,484
  Axfood                                  2,750            71
  Eniro                                  15,500           171
  Getinge                                 5,600            81
  Nordea Bank                           151,327         1,709
  Sandvik                                24,700         1,329
  SAS*                                   44,800           591
  Scania, Cl B                            3,600           150
  Skandinaviska Enskilda Banken          48,400         1,069
  SKF, Cl B                             157,213         2,281
  Ssab Svenskt Stal, Cl A                47,104         2,118
  Svenska Cellulosa, Cl B                19,800           830
  Svenska Handelsbanken, Cl A            48,300         1,256
  Swedish Match                          29,000           388
  Telefonaktiebolaget LM
    Ericsson, Cl B                      870,400         2,964
  TeliaSonera                           137,500           732
  Trelleborg, Cl B                       49,100         1,022
  Volvo, Cl A                             1,600            68
  Volvo, Cl B                            50,300         2,193
                                                  ------------
                                                       25,227
                                                  ------------
SWITZERLAND -- 6.1%
  ABB                                   183,508         2,199
  Adecco                                 13,100           719
  Ciba Specialty Chemicals                1,161            72
  Clariant*                              16,122           246
  Compagnie Financiere Richemont         67,131         2,924
  Credit Suisse Group                   211,308        11,706
  Geberit                                   731           663
  Holcim                                110,704         8,720
  Nestle                                 69,793        20,524
  Novartis (B)                          344,620        18,549
  Phonak Holding                          5,721           277
  PSP Swiss Property*                     1,313            62
  Rieter Holding                            487           189

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Roche Holding                          72,224   $    10,673
  Sulzer                                    195           122
  Swatch Group                            5,432           179
  Swatch Group, Cl B                      1,490           242
  Swiss Reinsurance                      48,497         3,456
  Swisscom                                3,057           918
  UBS                                    88,487         9,404
  Xstrata                               136,640         3,983
  Zurich Financial Services*             16,855         3,981
                                                  ------------
                                                       99,808
                                                  ------------
TAIWAN -- 0.4%
  Chunghwa Telecom ADR                  103,825         1,962
  Compal Electronics                    998,152           928
  HON HAI Precision Industry
    GDR (B)                              88,796         1,112
  Taiwan Semiconductor
     Manufacturing                      510,298           946
  Taiwan Semiconductor
    Manufacturing ADR (B)               103,475         1,007
                                                  ------------
                                                        5,955
                                                  ------------
THAILAND -- 0.0%
  PTT                                   101,300           644
                                                  ------------
UNITED KINGDOM -- 19.3%
  3i Group                               17,894           294
  Aggreko                               369,600         1,924
  Alliance Unichem                       19,609           301
  Amec                                   91,400           634
  Anglo American                        101,739         3,784
  ARM Holdings                           87,787           211
  AstraZeneca                           229,291        10,572
  AstraZeneca (SEK)                      57,654         2,663
  Aviva                                 387,082         5,347
  BAA                                    98,843         1,384
  BAE Systems                           810,200         5,954
  Balfour Beatty                         22,277           146
  Barclays                              724,467         8,472
  Barratt Developments                  136,562         2,470
  Bellway                                78,884         1,619
  Berkeley Group Holdings                38,219           745
  BG Group                              215,300         2,518
  BHP Billiton                          727,941        12,214
  BOC Group                             204,987         5,413
  Bovis Homes Group                       9,289           130
  BP                                  2,286,298        25,250
  Brambles Industries                    68,217           492
  British Airways*                      176,320         1,013
  British American Tobacco              424,207        10,090
  British Land                           48,588         1,028
  British Sky Broadcasting              153,401         1,357
  BT Group                               94,543           340
  Bunzl                                 165,900         1,856
  Burberry Group                         36,122           290
  Cadbury Schweppes                     767,206         7,781
  Capita Group                           17,576           146
  Carnival                               16,311           890
  Cobham                                187,400           557
  Cookson Group                          11,624            96
  Daily Mail & General Trust              7,709            88
  Diageo                                140,358         2,151
  Electrocomponents                     115,200           581
  Emap                                   19,094           317
  Enterprise Inns                        34,779           546
  First Choice Holidays                  20,195            80

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Firstgroup                             13,896   $       102
  Friends Provident                     725,300         2,625
  Gallaher Group                          6,311            98
  GKN                                    34,796           207
  GlaxoSmithKline                       690,499        17,510
  Great Portland Estates                 82,600           670
  GUS                                   100,045         1,838
  GUS                                     2,826            52
  Hammerson                               7,176           143
  Hanson                                204,419         2,491
  Hays                                1,629,081         4,218
  HBOS                                  568,486        10,570
  Hilton Group                          416,436         2,684
  HSBC Holdings                         681,619        11,646
  IMI                                    66,000           604
  Imperial Chemical Industries          116,016           683
  Imperial Tobacco Group                306,077         9,190
  Inchcape                               10,123           427
  Intercontinental Hotels Group         352,831         5,414
  International Power                   378,800         1,895
  J Sainsbury                           525,750         2,947
  Kelda Group                            12,270           171
  Kingfisher                            122,400           489
  Land Securities Group                   4,870           157
  Legal & General Group                 139,616           318
  Liberty International                   7,810           152
  Lloyds TSB Group                      290,978         2,822
  Man Group                              21,379           865
  Mitchells & Butlers                   288,722         2,001
  National Grid                         392,019         4,115
  Next                                    5,098           147
  Northern Rock                          37,123           733
  Pearson                                44,189           548
  Persimmon                             183,063         4,474
  Pilkington                             42,915           122
  Prudential                              7,367            78
  Punch Taverns                         138,402         2,071
  Reckitt Benckiser                     149,854         5,327
  Reed Elsevier                         776,579         6,999
  Resolution                             53,400           624
  Rio Tinto (B)                          98,816         4,643
  Rolls-Royce Group                     299,429         2,298
  Royal & Sun Alliance
    Insurance Group                   1,372,589         3,125
  Royal Bank of Scotland Group          571,191        19,075
  SABMiller                              85,127         1,689
  Schroders                              31,200           628
  Scottish & Newcastle                   69,381           622
  Scottish & Southern Energy             54,560         1,097
  Scottish Power                        849,739         8,678
  Severn Trent                           14,377           290
  Smiths Group                           18,030           296
  Sportingbet                           375,600         2,609
  Stagecoach Group                       70,105           138
  Standard Chartered                     79,932         2,084
  Tate & Lyle                           237,745         2,489
  Taylor Woodrow                        454,460         3,307
  Tesco                                  43,325           256
  Tomkins                               135,704           791
  Trinity Mirror                         84,932           858
  Unilever                              211,625         2,174
  United Business Media                  25,232           297
  United Utilities                       87,242         1,043
  Vodafone Group                     11,068,902        21,174
  Whitbread                             141,827         2,632
  Wimpey George (B)                     199,823         1,934
  Wolseley                               67,457         1,671
  WPP Group                              23,983           278
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


----------------------------------------------------------------
                              Shares/Face Amount  Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  Yell Group                             61,000   $       593
                                                  ------------
                                                      316,740
                                                  ------------
Total Common Stock
  (Cost $1,193,260) ($ Thousands)                   1,486,057
                                                  ------------
ASSET-BACKED SECURITIES -- 4.9%

MORTGAGE RELATED SECURITIES -- 4.9%
  ABS Home Equity Loan Trust,
    Ser 2003-HE5, Cl M1 (D)
    5.320%, 09/15/33                    $   500           504
  Aegis Asset Backed Security
    Trust, Ser 2004-5, Cl 1A1 (D)
    4.771%, 10/25/13                        448           448
  American Home Mortgage
    Investment Trust, Ser 2005-1,
    Cl 6A (D)
    5.294%, 06/25/45                      3,942         3,920
  Asset Backed Funding
    Certificates, Ser 2005-AQ1,
    Cl A1B (I)
    4.250%, 06/25/35                      2,053         2,043
  Banc of America Funding,
    Ser 2006-A, Cl 2A2 (D)
    5.485%, 02/20/36                        300           299
  Bear Stearns NIM Trust,
    Ser 2005-AQ2N, Cl A1 (J)
    5.500%, 09/25/35                         82            82
  Centex Home Equity,
    Ser 2004-D, Cl AV4 (D)
    4.881%, 11/25/31                      2,900         2,903
  Chase Funding Mortgage Loan,
    Ser 2003-1, Cl 1A4
    4.119%, 02/25/29                      1,034         1,027
  Chase Funding Mortgage Loan,
    Ser 2004-2, Cl 1A3
    4.209%, 09/25/26                      1,300         1,289
  Cheyne High Grade, Ser 2004-1A,
    Cl AM1 (C) (D) (F) (G)
    4.740%, 11/10/06                        846           846
  Commodore, Ser 2003-2A,
    Cl A1MM (C) (D) (F) (G)
    4.560%, 12/12/38                        779           779
  Countrywide Alternative Loan
    Trust, Ser 2005-IM1, Cl M3 (D)
    6.581%, 01/25/36                        338           316
  Countrywide Asset-Backed
    Certificates, Ser 2004-11,
    Cl A2 (D)
    4.961%, 03/25/33                      1,210         1,212
  Countrywide Home Loans,
    Ser 2004-22, Cl A1 (D)
    5.119%, 11/25/34                        792           784
  Countrywide Home Loans,
    Ser 2006-HYB1, Cl 1A1 (D)
    5.424%, 03/20/36                      1,307         1,302
  Countrywide Home Loans,
    Ser 2006-HYB2, Cl 1A1 (D)
    5.168%, 01/20/36                      2,520         2,504
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (C) (D) (F) (G)
    4.620%, 10/10/06                      1,269         1,269
  First Franklin Mortgage Loan
    Asset, Ser 2004-FF2, Cl A3 (D)
    4.781%, 03/25/34                      1,203         1,203

----------------------------------------------------------------
                                  Face Amount     Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  First Franklin Mortgage Loan
    Asset, Ser 2005-FFA, Cl A2A (D)
    4.691%, 03/25/25                    $   451      $    451
  First Franklin Mortgage Loan
    Asset, Ser 2005-FFH3, Cl 2A1 (D)
    4.711%, 09/25/35                      3,972         3,972
  First Franklin Mortgage Loan
    Asset, Ser2004-FF10, Cl A2 (D)
    4.981%, 12/25/32                        717           719
  GSAA Home Equity Trust,
    Ser 2006-2, Cl 2A1 (D)
    4.681%, 12/25/35                      5,100         5,100
  Harwood Street Funding II,
    Ser 2005-A1, Cl NOTE
    (C) (D) (F) (G)
    4.631%, 06/25/06                      1,693         1,693
  Indymac Mortgage Loan Trust,
    Ser 2004-AR6, Cl 1A (D)
    5.461%, 10/25/34                        363           368
  Lehman XS Trust, Ser 2005-5N,
    Cl M4 (D)
    6.331%, 11/25/35                        525           496
  Lehman XS Trust, Ser 2005-7N,
    Cl M51 (D)
    5.831%, 12/25/35                        120           119
  Lehman XS Trust, Ser 2005-7N,
    Cl M71 (D)
    6.331%, 12/25/35                        300           277
  Lehman XS Trust, Ser 2005-9N,
    Cl M4 (D)
    5.981%, 02/25/36                        170           170
  Master Asset Backed Securities
    Trust, Ser 2006-AB1, Cl A1 (D)
    4.745%, 03/25/36                      5,000         5,000
  Merrill Lynch Mortgage
    Investors, Ser 2005-FN1N, Cl N1 (D)
    4.500%, 05/25/36                        288           285
  Merrill Lynch Mortgage
    Investors, Ser 2005-HE2, Cl A2A (D)
    4.691%, 09/25/36                        702           702
  Merrill Lynch Mortgage Trust,
    Ser 2006-1, Cl 1A1 (D)
    5.357%, 02/25/36                      2,300         2,298
  Morgan Stanley, Ser 2003-NC10,
    Cl M1 (D)
    5.261%, 10/25/33                        600           602
  New Century Home Equity Loan
    Trust, Ser 2004-A, Cl AII3 (D)
    4.450%, 08/25/34                      1,500         1,490
  New Century Home Equity Loan
    Trust, Ser 2005-A, Cl A1F (I)
    4.359%, 08/25/35                      1,285         1,279
  New Century Home Equity Loan
    Trust, Ser 2005-B, Cl A2A (D)
    4.701%, 10/25/35                      3,471         3,472
  Nomura Asset Acceptance,
    Ser 2004-R1, Cl A1
    6.500%, 03/25/34                        505           515
  Nomura Asset Acceptance,
    Ser 2004-R2, Cl A1 (D)
    6.500%, 10/25/34                        591           595
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M10 (D) (J)
    7.081%, 01/25/36                         60            52
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M11 (D) (J)
    7.081%, 01/25/36                        140           111

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


----------------------------------------------------------------
                                   Face Amount    Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  Orchard Structured Finance CDO,
    Ser 2003-1A, Cl A1MM
    (C) (D) (F) (G)
    4.920%, 05/18/06                    $ 1,298   $     1,298
  Ownit Mortgage Loan,
    Ser 2006-1, Cl AF1 (I)
    5.424%, 12/25/36                      1,500         1,500
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AM4
    (C) (D) (F) (G)
    4.621%, 05/25/06                      1,304         1,304
  RMAC, Ser 2004-NS3A, Cl A1
    (C) (D) (F) (G)
    4.570%, 09/12/06                        413           413
  Renaissance Home Equity Loan
    Trust, Ser 2004-2, Cl AF3 (I)
    4.464%, 07/25/34                      1,810         1,790
  Residential Accredit Loans,
    Ser 2005-QA3, Cl NB2 (D)
    5.280%, 03/25/35                      2,220         2,208
  Residential Accredit Loans,
    Ser 2006-Q01, Cl 2A3 (D)
    4.981%, 02/25/46                        500           500
  Residential Asset Mortgage
    Products, Ser 2003-RS2, Cl AI4
    4.332%, 04/25/31                        445           443
  Residential Asset Mortgage
    Products, Ser 2003-RS6, Cl AI3
    3.080%, 12/25/28                        195           195
  Residential Asset Securities,
    Ser 2005-KS11, Cl AI1 (D)
    4.661%, 12/25/35                      3,087         3,088
  Residential Asset Securities,
    Ser 2006- EMX2, Cl A1 (D)
    4.650%, 02/25/36                      2,400         2,400
  Residential Asset Securities,
    Ser 2006-KS2, Cl A1 (D)
    4.651%, 02/27/36                      4,500         4,499
  Saturn Ventures II (C) (D) (F) (G)
    4.630%, 08/07/06                      1,580         1,580
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE3N, Cl N (J)
    5.000%, 05/25/35                        512           511
  Structured Asset Investment
    Loan Trust, Ser 2005-8, Cl A2 (D)
    4.711%, 10/25/35                        992           992
  Structured Asset Securities,
    Ser 2005-S1, Cl B3 (D) (J)
    7.081%, 03/25/35                        250           251
  Structured Asset Securities,
    Ser 2005-NC1, Cl A2 (I)
    3.920%, 02/25/35                        549           544
  Structured Asset Securities,
    Ser 2005-WF1, Cl A2 (I)
    4.781%, 02/25/35                      1,350         1,351
  TIAA Real Estate, Ser 2003-1A,
    Cl A1 (C) (D) (F) (G)
    4.635%, 09/28/06                      1,093         1,093
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl A12 (D)
    3.450%, 06/25/19                      1,350         1,333
  Whitehawk CDO Funding, Ser 2004-1A,
    Cl AMMD (C) (D) (F) (G)
    4.511%, 06/15/06                        423           423


----------------------------------------------------------------
                                   Face Amount        Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  Whitehawk CDO Funding, Ser 2004-1A,
    Cl AMME (C) (D) (F) (G)
    4.511%, 09/15/06                    $   254   $       254
                                                  ------------
Total Asset-Backed Securities
  (Cost $80,493) ($ Thousands)                         80,466
                                                  ------------
CORPORATE OBLIGATIONS -- 3.7%

FINANCIALS -- 3.7%
  Allstate Life Global Funding II
    MTN (C) (D) (F) (G)
    4.590%, 03/15/07                        779           779
  American General Finance
    (C) (D) (F) (G)
    4.570%, 03/15/07                      2,454         2,454
  American General Finance MTN,
    Ser F (C) (G)
    3.939%, 07/14/06                        169           173
  Bear Stearns EXL (C) (D) (G)
    4.580%, 03/15/07                      3,013         3,013
  CIT Group MTN (C) (D) (G)
    4.750%, 05/12/06                      4,231         4,231
    4.617%, 04/19/06                        423           423
  Caterpillar Financial Services
    MTN, Ser F (C) (D) (G)
    4.680%, 07/10/06                        846           846
  Countrywide Financial Services
    MTN, Ser A (C) (D) (G)
    4.770%, 11/03/06                      1,777         1,777
    4.550%, 09/13/06                      3,131         3,131
  Dekabank (C) (D) (F) (G)
    4.614%, 02/16/07                      3,131         3,131
  Irish Life & Permanent MTN, Ser X
    (C) (D) (F) (G)
    4.598%, 03/21/07                      2,251         2,251
  Islandsbanki (C) (D) (F) (G)
    4.620%, 03/07/07                      2,539         2,539
    4.620%, 03/22/07                      1,439         1,439
  Jackson National Life Funding
    (C) (D) (F) (G)
    4.570%, 02/01/07                      3,724         3,724
  Kaupthing Bank MTN (C) (D) (F) (G)
    4.630%, 03/20/07                      4,231         4,231
  Landsbanki Islands (C) (D) (F) (G)
    4.650%, 01/16/07                      3,216         3,216
  Liberty Lighthouse US Capital
    MTN (C) (D) (F) (G)
    4.597%, 05/10/06                      1,693         1,691
  Morgan Stanley EXL (C) (D) (G)
    4.630%, 03/02/07                        592           592
  Morgan Stanley EXL, Ser S
    (C) (D) (G)
    4.595%, 03/02/07                        846           846
  Natexis Banques (C) (D) (F) (G)
    4.565%, 03/15/07                      1,650         1,650
  Nationwide Building Society
    (C) (D) (F) (G)
    4.577%, 09/28/06                        931           931
    4.570%, 02/07/07                      1,693         1,693
  Nordbank (C) (D) (F) (G)
    4.582%, 03/23/07                      2,877         2,877
  Northern Rock (C) (D) (F) (G)
    4.611%, 03/02/07                      1,743         1,743


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


----------------------------------------------------------------
                                  Face Amount     Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  Pacific Life Global Funding
    (C) (D) (F) (G)
    4.590%, 03/13/07                    $ 1,269   $     1,269
  Premium Asset Trust,
    Ser 2004-06 (C) (D) (F) (G)
    4.639%, 06/30/06                      1,608         1,609
  Premium Asset Trust,
    Ser 2004-10 (C) (D) (F) (G)
    4.580%, 03/15/07                      2,370         2,370
  Residential Capital
    6.875%, 06/30/15                         75            79
    6.000%, 02/22/11                        200           199
  SLM EXL, Ser S (C) (D) (F) (G)
    4.570%, 03/15/07                      1,862         1,862
  Shinsei Finance Cayman (D) (J)
    6.418%, 01/29/49                        490           495
  Sigma Finance MTN (C) (G) (J)
    4.680%, 11/09/06                        914           914
  Skandinav Enskilda Bank
    (C) (D) (F) (G)
    4.566%, 03/19/07                      1,862         1,862
  Washington Mutual Preferred
    Funding (D) (J)
    6.534%, 03/15/49                        500           500
  Witherspoon CDO (C) (D) (F) (G)
    4.596%, 03/15/06                        508           508
                                                  ------------
Total Corporate Obligations
  (Cost $61,043) ($ Thousands)                         61,048
                                                  ------------
COMMERCIAL PAPER (E) -- 2.3%
  American General Finance
    4.495%, 03/10/06                      5,000         4,994
  Broadhollow Funding (C)
    4.574%, 03/07/06                      1,269         1,268
  Carmel Mounting Funding (C)
    4.575%, 03/10/06                        677           676
  Elysian Funding LLC (C)
    4.725%, 04/10/06                        846           840
    4.666%, 03/27/06                      1,269         1,265
    4.628%, 03/15/06                        690           688
    4.620%, 03/01/06                        677           675
  General Electric Capital
    4.490%, 03/09/06                      5,000         4,994
  Hitachi America Capital
    4.500%, 03/15/06                      5,000         4,991
  ING Funding
    4.500%, 03/09/06                      5,000         4,994
  Prudential
    4.500%, 03/07/06                      5,000         4,996
  Societe Generale North America
    4.490%, 03/02/06                      5,000         4,999
  Thornburg Mortgage Capital
    Resource (C)
    4.595%, 03/27/06                      1,693         1,687
                                                  ------------
Total Commercial Paper
  (Cost $37,067) ($ Thousands)                         37,067
                                                  ------------
U.S. TREASURY OBLIGATIONS -- 0.7%
  U.S. Treasury Bills (E)
    4.529%, 03/23/06                      4,698         4,685
    4.327%, 03/16/06                        150           150
    4.262%, 03/09/06                        252           252
    4.261%, 03/02/06                        350           350

----------------------------------------------------------------
                                   Face Amount
                                   ($ Thousands)/ Value
Description                        Shares         ($ Thousands)
----------------------------------------------------------------
  U.S. Treasury Bills (A)
    4.207%, 05/25/06                    $ 6,010   $     5,947
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $11,388) ($ Thousands)                         11,384
                                                  ------------
PREFERRED STOCK -- 0.6%

BRAZIL -- 0.2%
  Braskem, Cl A                          62,280           532
  Petroleo Brasileiro                    78,200         1,639
  Suzano Bahia Sul Papel e
  Celulose                               64,000           433
  Usinas Siderurgicas de Minas
  Gerais, Cl A                           29,000           951
                                                  ------------
                                                        3,555
                                                  ------------
GERMANY -- 0.3%
  Fresenius Medical Care                  7,100           713
  Porsche                                 4,925         4,148
  Volkswagen                              4,135           213
                                                  ------------
                                                        5,074
                                                  ------------
ITALY -- 0.1%
  Fiat*                                 116,200         1,004
                                                  ------------
Total Preferred Stock
  (Cost $6,846) ($ Thousands)                           9,633
                                                  ------------
CASH EQUIVALENT -- 0.5%
  SEI Daily Income Trust,
    Prime Obligations Fund, Cl A,
    4.39% **++                        8,725,973         8,726
                                                  ------------
Total Cash Equivalents
  (Cost $8,726) ($ Thousands)                           8,726
                                                  ------------
EQUITY LINKED WARRANTS -- 0.5%
                                    Number of
                                     Warrants
TAIWAN -- 0.3%
    Hon Hai Precision Industry*             580         3,698
                                                  ------------
THAILAND -- 0.2%
    High Tech Computer*                     169         3,688
                                                  ------------
Total Equity Linked Warrants
  (Cost $5,516) ($ Thousands)                           7,386
                                                  ------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (D) -- 0.4%
  FHLMC
    5.603%, 10/01/35                        868           871
  FHLMC
    5.603%, 10/01/35                        868           871
  FNMA
    5.550%, 01/01/36                        892           895
    5.513%, 01/01/36                        885           885
  FNMA TBA
    5.000%, 03/18/19                      4,400         4,341
                                                  ------------
Total U.S. Government Mortgage-Backed
  Obligations
  (Cost $6,988) ($ Thousands)                           6,992
                                                  ------------


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


----------------------------------------------------------------
                                   Face Amount
                                   ($ Thousands)/ Value
Description                        Shares         ($ Thousands)
----------------------------------------------------------------
MASTER NOTES (C)(E)(H) -- 0.4%
  Bank of America
    4.633%, 03/01/06                    $ 4,232   $     4,232
  Bear Stearns
    4.683%, 03/01/06                      2,031         2,031
                                                  ------------
Total Master Notes
  (Cost $6,263) ($ Thousands)                           6,263
                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
  FHLMC CMO STRIPS, Ser 232,
    Cl IO, IO
    5.000%, 08/01/35                      1,732           408
  FHLMC DN (K)
    4.651%, 08/04/06                        500           490
  FNMA CMO STRIPS, Ser 359,
    Cl 6, IO
    5.000%, 11/01/35                        567           135
  FNMA DN (K)
    4.634%, 07/19/06                        225           221
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $1,254) ($ Thousands)                           1,254
                                                  ------------
EXCHANGE TRADED FUND -- 0.0%
  iShares MSCI EAFE Index Fund            9,700           605
                                                  ------------
Total Exchange Traded Fund
  (Cost $570) ($ Thousands)                               605
                                                  ------------
PURCHASED OPTIONS -- 0.0%
  120 Day Euro Futures Call,
    Expires 12/16/06, Strike Price $95       90            73
  90 Day Euro Futures Call,
    Expires 06/19/06,
    Strike Price $95.25                     170             7
                                                  ------------
Total Purchased Options
  (Cost $113) ($ Thousands)                                80
                                                  ------------
REPURCHASE AGREEMENTS (C)(L) -- 1.2%
Barclays Capital
  4.560%, dated 02/28/06, to
  be repurchased on 03/01/06,
  repurchase price $1,978,183
  (collateralized by a U.S.
  Government Obligation, par
  value $2,063,730, 0.000%,
  08/15/06; with total market
  value $2,017,503)                       1,978         1,978
Deutsche Bank
  4.560%, dated 02/28/06, to
  be repurchased on 03/01/06,
  repurchase price $7,617,773
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value
  $41,977-$3,385,218,
  0.000%-5.600%,
  05/30/06-10/29/19; with total
  market value $7,769,160)                7,617         7,617


----------------------------------------------------------------
                                   Face Amount
                                   ($ Thousands)/ Value
Description                        Contracts      ($ Thousands)
----------------------------------------------------------------
Lehman Brothers
  4.560%, dated 02/28/06, to
  be repurchased on 03/01/06,
  repurchase price $10,275,438
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value
  $34,614-$4,247,602,
  0.000%-8.875%,
  04/25/07-03/23/28; with total
  market value $10,479,691)             $10,274   $    10,274
                                                  ------------
Total Repurchase Agreements
  (Cost $19,869) ($ Thousands)                         19,869
                                                  ------------
Total Investments -- 106.0%
  (Cost $1,439,396) ($ Thousands)                 $ 1,736,830
                                                  ============

WRITTEN OPTIONS -- 0.0%

UNITED STATES -- 0.0%
  120 Day Euro Futures Call,
    Expires 12/15/06, Strike Price $95      (90)          (66)
  90 Day Euro Futures Call,
    Expires 06/16/06,
    Strike Price $95.50                     (85)           (7)
  90 Day Euro Futures Call,
    Expires 06/16/06,
    Strike Price $95.75                     (85)           (3)
                                                  ------------
Total Written Options
  (Premium received $118) ($ Thousands)           $       (76)
                                                  ============




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at February 28, 2006:

----------------------------------------------------------------------------------------------------------------
                                                                                                 Unrealized
                         Currency to               Currency to             Contract             Appreciation/
  Settlement               Deliver                   Receive                 Value             (Depreciation)
     Date                (Thousands)               (Thousands)           ($ Thousands)          ($ Thousands)
----------------------------------------------------------------------------------------------------------------
03/21/06            USD         5,365        AUD           7,259             $    5,389               $   24
03/21/06            USD         7,352        CHF           9,609                  7,342                  (10)
03/21/06            USD           841        DKK           5,271                    843                    2
03/21/06            USD        33,448        EUR          28,086                 33,521                   73
03/21/06            USD        25,814        GBP          14,843                 25,994                  180
03/21/06            USD         1,828        HKD          14,176                  1,828                   --
03/22/06            USD        26,943        JPY       3,163,082                 27,386                  443
03/21/06            USD           784        NOK           5,314                    789                    5
03/21/06            USD         2,289        SEK          18,012                  2,279                  (10)
03/21/06            USD           612        SGD           1,000                    617                    5
                                                                             -----------         ------------
                                                                               $105,988                 $712
                                                                             ===========         ============

CURRENCY LEGEND
AUD -- Australian Dollar    GBP -- British Pound Sterling      SEK -- Swedish Krona
CHF -- Swiss Franc          HKD -- Hong Kong Dollar            SGD -- Singapore Dollar
DKK -- Danish Krone         JPY -- Japanese Yen                USD -- U.S. Dollar
EUR -- Euro                 NOK -- Norwegian Krone



--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


Futures -- A summary of the open futures contracts held by the Fund at February 28, 2006, is as follows:

----------------------------------------------------------------------------------------------------
                                                                                      Unrealized
                         Number of          Contract                                 Appreciation/
                         Contracts            Value          Expiration             (Depreciation)
Type of Contract        Long (Short)      ($ Thousands)         Date                 ($ Thousands)
----------------------------------------------------------------------------------------------------
90-Day Eurodollar                (2)      $       (476)          March 2006       $            --
90-Day Eurodollar                (2)              (475)          March 2007                     1
90-Day Eurodollar                (2)              (475)          March 2008                    --
90-Day Eurodollar                (2)              (475)          March 2009                    --
90-Day Eurodollar                (2)              (475)          March 2010                    --
90-Day Eurodollar                (2)              (475)           June 2006                     1
90-Day Eurodollar                (2)              (475)           June 2007                    --
90-Day Eurodollar                (2)              (475)           June 2008                    --
90-Day Eurodollar                (2)              (475)           June 2009                    --
90-Day Eurodollar                (2)              (475)           June 2010                    --
90-Day Eurodollar                (2)              (474)      September 2006                     1
90-Day Eurodollar                (2)              (475)      September 2007                    --
90-Day Eurodollar                (2)              (475)      September 2008                    --
90-Day Eurodollar                (2)              (475)      September 2009                    --
90-Day Eurodollar                (2)              (475)      September 2010                    --
90-Day Eurodollar                (2)              (475)       December 2006                     1
90-Day Eurodollar                (2)              (475)       December 2007                    --
90-Day Eurodollar                (2)              (475)       December 2008                    --
90-Day Eurodollar                (2)              (475)       December 2009                    --
90-Day Eurodollar                (2)              (475)       December 2010                    --
Amsterdam Index                  37              4,050           March 2006                    (9)
CAC40 10 Euro                   216             12,885           March 2006                   148
DAX Index                        53              9,169           March 2006                   411
DJ Euro Stoxx 50 Index          130              5,854           March 2006                    52
Euro-Bund                       (25)            (3,588)          March 2006                    11
FTSE 100 Index                  341             34,424           March 2006                   282
Hang Seng Index                  22              2,245           March 2006                    38
IBEX 35 Plus Index               30              4,210           March 2006                   135
MSCI Sing Index                  23                836           March 2006                    14
OMX Index                       418              5,247           March 2006                     1
S&P/TSE 60 Index                                    --           March 2006                    --
S&P/MIB Index                    18              4,047           March 2006                   154
SPI 200 Index                    81              7,407           March 2006                   169
Topix Index                     245             35,071           March 2006                  (668)
U.S. 5 Year Treasury Note       (40)            (4,209)          March 2006                    13
U.S. 5 Year Treasury Note        (5)              (526)           June 2006                    (1)
U.S. 10 Year Treasury Note       14              1,511            June 2006                     1
                                                                                ------------------
                                                                                  $           755
                                                                                ==================




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


At February 28, 2006, the following Total Return Swap agreements were outstanding:

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Notional          Unrealized
                                                                                  Expiration       Amount          Appreciation
Description                                                                          Date       ($ Thousands)      ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Banc of America --
CMBS AAA10Yr Index plus 15 basis point times the notional amount.
The return on the spread is (the period starting spread minus the period ending spread) times duration times the notional amount divided
10000. (Counter party: Bank of America)                                            07/31/06        $25,000            $      29

Receive payment on the monthly reset spread from Lehman Brothers --
CMBS Aaa Index times the notional amount. The return on the spread is
(the period starting spread minus the period ending spread) times duration
times the notional amount divided 10000. (Counter party: Goldman Sachs)            09/01/06         13,000                   --

Receive payment on the monthly reset spread from Swiss Market Index --
CHF 3M RTI Libor plus 32bps. The return on the spread is (current Index
Value / Base Index Value multiply by 100 plus (Current Date - Reset
Date) / 365 x Dividend Yield.  (Counter party: JPMorgan Chase)                     01/12/07          8,313                   90

                                                                                                                      ----------
                                                                                                                      $     119
                                                                                                                      ==========


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


Percentages are based on Net Assets of $1,639,045 ($ Thousands).

*   Non-Income Producing Security

**  Rate shown is the 7-day effective yield as of February 28, 2006.

+   Real Estate Investment Trusts.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at February 28, 2006. The total value of securities on loan at February 28, 2006 was $97,942 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2006 was $103,958 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2006.

(E) The rate reported is the effective yield at time of purchase.

(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(G) The date reported on the Schedule of Investments is the date in effect as of February 28, 2006.

(H) The date shown is the earlier of the reset date or the demand date.

(I) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2006. The coupon on a step bond changes on a specified date.

(J) Securities sold within the terms of private placement memorandum, except from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". As of February 28, 2006, the value of these securities amounted to $2,916 ($ Thousands), representing 0.18% of the net assets of the Fund. These securities have been deemed liquid by the Board of Trustees.

(K) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(L) Tri-Party Repurchase Agreements.



ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2006


Cl -- Class
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
EXL -- Extendable Maturity
FDR -- Fiduciary Depositary Receipt
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
IO  -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
SEK -- Swedish Krona
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

Amounts designated as "--"are zero or have been rounded to zero.

++ At February 28, 2006, the tax basis cost of the Fund's investments was $1,439,396 ($ Thousands), and the unrealized appreciation and depreciation were $318,228 ($ Thousands) and $(20,794) ($ Thousands), respectively.

    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
COMMON STOCK -- 80.0%

AUSTRALIA -- 2.0%
  Amcor*                                 51,143   $       281
  Australia & New Zealand Banking
    Group                                44,638           849
  Australia Gas & Light                  14,900           211
  BHP Billiton                           50,548           910
  BlueScope Steel                        11,111            54
  Boral                                  74,499           484
  Brambles Industries                    36,414           271
  Caltex Australia                       35,800           458
  Centro Properties Group                22,587           114
  Cochlear                                2,270            82
  Commonwealth Bank of Australia         38,902         1,292
  CSL                                     9,824           383
  CSR                                    11,645            33
  GPT Group                              68,303           210
  Insurance Australia Group              76,755           306
  Macquarie Airports                    174,584           417
  Macquarie Bank                          2,600           123
  Macquarie Goodman Group                11,247            42
  Macquarie Infrastructure Group         71,239           184
  Mayne Group                             4,971            12
  Mirvac Group                           33,654           105
  National Australia Bank                29,387           798
  Pacific Brands*                        10,301            17
  PaperlinX                              97,543           246
  Promina Group                          58,606           236
  Qantas Airways                        162,637           493
  QBE Insurance Group                   204,921         3,136
  Rinker Group                           37,849           498
  Stockland                              61,628           307
  Suncorp-Metway                          1,794            27
  Wesfarmers                             10,356           280
  Westpac Banking                        59,248         1,035
  Woodside Petroleum                     30,149           906
  Woolworths                             86,052         1,173
                                                  ------------
                                                       15,973
                                                  ------------
AUSTRIA -- 0.4%
  Andritz                                   318            41
  Boehler-Uddeholm                          418            78
  Erste Bank der
    Oesterreichischen Sparkassen          3,490           212
  OMV                                    20,760         1,288
  Raiffeisen International Bank
  Holding*                                2,769           231
  Telekom Austria                        20,856           477
  Voestalpine                            11,200         1,306
                                                  ------------
                                                        3,633
                                                  ------------
BELGIUM -- 0.5%
  Belgacom                                  814            24
  Cofinimmo +                               222            35
  Colruyt                                   236            34
  Delhaize Group*                        12,800           854
  Dexia                                   2,586            64
  Fortis                                 31,002         1,105
  Groupe Bruxelles Lambert                2,100           231
  InBev                                   8,298           384
  KBC Groep                               6,500           679
  Omega Pharma                            8,400           455


----------------------------------------------------------------
                                                  Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  UCB                                    7,543    $       357
                                                  ------------
                                                        4,222
                                                  ------------
BRAZIL -- 1.1%
  Cia Brasileira de Distribuicao
    Grupo Pao de Acucar ADR (B)          40,150         1,706
  Cia de Saneamento Basico
    do Estado de Sao Paulo            1,320,000           106
  Cia Vale do Rio Doce ADR               33,940         1,576
  Gerdau ADR                             19,750           450
  Petroleo Brasileiro ADR                17,200         1,506
  Tele Norte Leste Participacoes ADR     64,550         1,196
  Uniao de Bancos Brasileiros GDR        10,400           915
  Uniao de Bancos Brasileiros GDR        16,360         1,439
                                                  ------------
                                                        8,894
                                                  ------------
CANADA -- 4.2%
  Abitibi-Consolidated (B)               20,800            72
  Alcan                                  26,600         1,159
  Algoma Steel                            2,100            56
  Bank of Nova Scotia                    26,500         1,111
  Barrick Gold                           21,000           574
  Brookfield Asset Management, Cl A       3,800           208
  Brookfield Properties                     800            24
  Cameco                                 21,700           806
  Canadian Imperial Bank
    of Commerce                           1,500           105
  Canadian National Railway              20,400           954
  Canadian Natural Resources             37,900         2,068
  Canadian Pacific Railway                  900            46
  Canadian Tire, Cl A                     9,400           549
  Canfor*                                 2,900            34
  Celestica*                             52,800           572
  CGI Group*                             66,000           495
  CI Financial                            8,600           212
  Cognos*                                 1,100            42
  EnCana                                  7,300           302
  Falconbridge                           12,100           391
  Finning International                   5,900           195
  George Weston                             400            31
  Husky Energy                           28,800         1,760
  Imperial Oil                            6,800           655
  Inco                                    2,100           101
  Inco*                                   8,300           401
  IPSCO                                   9,500           914
  Loblaw                                  3,200           162
  Manulife Financial                     16,900         1,078
  MDS                                    10,400           210
  Methanex                               14,400           286
  Metro, Cl A                            35,900           935
  National Bank of Canada                23,800         1,355
  Nexen                                  22,700         1,185
  Nortel Networks*                       34,500           100
  Onex*                                   9,300           165
  Petro-Canada                            7,000           320
  Potash Saskatchewan                     6,400           613
  Power Corp of Canada                    4,000           110
  Research In Motion*                     2,300           163
  Rogers Communications, Cl B            60,075         2,402
  RONA*                                  25,800           487
  Royal Bank of Canada (B)               30,000         2,503
  Sun Life Financial (B)                 49,800         2,177
  Suncor Energy                           5,200           388
  Talisman Energy                         3,400           178
  Teck Cominco, Cl B                     70,800         4,421
  TELUS                                  19,300           750

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Thomson                                 3,900    $      149
  Toronto-Dominion Bank                   5,500           316
                                                  ------------
                                                       34,290
                                                  ------------
CHILE -- 0.2%
  Empresa Nacional de
    Electricidad ADR                     50,300         1,589
                                                  ------------
CHINA -- 0.8%
  China Petroleum & Chemical          3,240,000         1,928
  China Shipping Development          2,038,000         1,667
  China Telecom                       3,859,000         1,410
  PetroChina                            350,000           340
  Yanzhou Coal Mining                 1,962,000         1,598
                                                  ------------
                                                        6,943
                                                  ------------
COLOMBIA -- 0.1%
  BanColombia ADR                        23,850           783
                                                  ------------
CZECH REPUBLIC -- 0.1%
  Cesky Telecom GDR*                     52,150         1,159
                                                  ------------
DENMARK -- 0.3%
  AP Moller - Maersk                         69           633
  Carlsberg, Cl B                         4,700           294
  D/S Torm                                1,700            83
  Danisco                                 3,700           271
  Danske Bank                            15,500           553
  DSV                                       500            67
  Novo-Nordisk, Cl B                      7,400           435
  William Demant Holding*                 1,100            64
                                                  ------------
                                                        2,400
                                                  ------------
FINLAND -- 0.9%
  Fortum                                149,550         3,619
  Kesko, Cl B                             3,100            97
  Metso                                   6,100           225
  Neste Oil                               2,500            76
  Nokia                                  42,000           782
  Outokumpu*                             11,900           216
  Rautaruukki                            17,800           600
  Sampo, Cl A                            72,000         1,443
  Stora Enso, Cl R                       13,600           194
  Wartsila, Cl B                          2,400            87
  YIT-Yhtyma                              6,750           343
                                                  ------------
                                                        7,682
                                                  ------------
FRANCE -- 6.3%
  Accor                                   7,675           461
  Air France-KLM                         45,614         1,056
  Air Liquide (B)                         2,030           401
  Alcatel*                                4,840            65
  Assurances Generales de France         47,180         4,902
  AXA                                    56,784         2,008
  BNP Paribas                            35,386         3,275
  Bouygues                               87,651         4,604
  Business Objects*                       2,129            79
  Cap Gemini*                            32,450         1,600
  Carrefour                               5,884           292
  Casino Guichard Perrachon*              2,088           130
  Cie de Saint-Gobain                     9,271           619
  Cie Generale d'Optique Essilor
    International                         1,940           167
  CNP Assurances                          1,385           133

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Compagnie Generale des
    Etablissements Michelin, Cl B         3,473    $      212
  Credit Agricole                        57,858         2,114
  Dassault Systemes                       2,348           131
  France Telecom                         28,320           619
  Gecina +                                2,200           275
  Groupe Danone                           5,358           616
  L'Oreal                                 5,405           478
  Lafarge                                 6,813           713
  LVMH Moet Hennessy Louis Vuitton        2,200           200
  Neopost                                   585            59
  PagesJaunes Groupe                      1,391            37
  Pernod-Ricard                           1,255           215
  Peugeot                                 7,417           432
  Pinault-Printemps-Redoute*              3,300           380
  Publicis Groupe                         1,099            42
  Renault                                38,919         3,740
  Sanofi-Aventis                         55,468         4,722
  Schneider Electric                     16,177         1,653
  Societe Generale                       27,023         3,827
  Sodexho Alliance                        4,400           187
  Suez                                    6,460           237
  Technip*                                6,800           409
  Thales*                                 1,200            55
  Thomson*                               10,800           186
  Total                                  22,903         5,761
  Veolia Environnement*                   6,327           331
  Vinci                                  33,997         3,139
  Vivendi Universal                       9,675           293
  Zodiac                                    884            55
                                                  ------------
                                                       50,910
                                                  ------------
GERMANY -- 5.1%
  Allianz                                19,886         3,208
  Altana                                  5,100           275
  BASF                                   12,268           925
  Bayer                                  81,847         3,296
  Celesio                                   508            47
  Commerzbank                            94,200         3,432
  Continental                            26,789         2,742
  DaimlerChrysler                        24,586         1,364
  Deutsche Bank                          19,452         2,147
  Deutsche Boerse                         4,900           617
  Deutsche Post                          16,874           441
  Deutsche Telekom                       19,353           306
  E.ON                                   28,146         3,118
  Epcos*                                  7,500           102
  Fresenius Medical Care                 22,100         2,383
  Hypo Real Estate Holding               38,100         2,509
  Linde                                   2,857           226
  MAN                                    31,324         1,974
  Merck KGaA                             23,535         2,357
  Muenchener Rueckversicherungs          18,622         2,524
  Puma Rudolf Dassler Sport*                600           216
  RWE                                    27,276         2,340
  SAP                                     4,204           858
  SAP ADR                                 1,200            61
  Siemens                                15,954         1,465
  Suedzucker                             14,600           387
  ThyssenKrupp*                          16,758           425
  TUI (B)*                               33,700           665
  Volkswagen                             10,405           728
  Wincor Nixdorf                            481            62
                                                  ------------
                                                       41,200
                                                  ------------


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
GREECE -- 0.1%
  Coca Cola Hellenic Bottling             4,100    $      122
  Intracom                                7,750            57
  National Bank of Greece                 6,675           343
  OPAP                                    6,910           262
  Piraeus Bank                            3,650           110
  Titan Cement                            2,440           116
                                                  ------------
                                                        1,010
                                                  ------------
HONG KONG -- 1.2%
  ASM Pacific Technology (B)              5,500            31
  Cheung Kong Holdings                   21,000           220
  China Mobile Hong Kong                456,500         2,205
  China Overseas Land & Investment      444,000           243
  CLP Holdings                           55,500           317
  CNOOC                               2,374,000         1,967
  Cosco Pacific                         800,000         1,696
  Hang Lung Group                        33,000            73
  Hang Lung Properties                  116,000           208
  Henderson Land Development             26,000           139
  HongKong Electric Holdings            127,700           588
  Hopewell Holdings                      17,000            47
  Kingboard Chemical Holdings            28,000            88
  Li & Fung                             192,000           387
  MTR                                    96,200           218
  PCCW                                  266,000           182
  Sino Land (B)                           7,500            11
  Sun Hung Kai Properties                63,000           654
  Wharf Holdings                         18,000            66
  Wing Hang Bank                         16,500           127
  Wing Lung Bank                         13,700           121
                                                  ------------
                                                        9,588
                                                  ------------
HUNGARY -- 0.3%
  Gedeon Richter                          8,822         1,799
  Mol Magyar Olaj-es Gazipari             2,300           238
                                                  ------------
                                                        2,037
                                                  ------------
INDIA -- 1.1%
  Bharti Televentures*                  188,429         1,527
  Hindalco Industries GDR               232,125           801
  Indian Overseas Bank                   65,400           149
  ITC                                   477,152         1,851
  Maruti Udyog                           80,185         1,487
  Oil & Natural Gas                      49,973         1,278
  Satyam Computer Services               92,050         1,596
  State Bank of India GDR (B)*            3,190           153
                                                  ------------
                                                        8,842
                                                  ------------
INDONESIA -- 0.5%
  Astra International                 1,440,500         1,525
  Bank Central Asia                   1,489,000           581
  Bank Rakyat Indonesia               1,881,000           663
  Telekomunikasi Indonesia            2,516,300         1,665
                                                  ------------
                                                        4,434
                                                  ------------
IRELAND -- 0.5%
  Anglo Irish Bank                      135,975         2,230
  Bank of Ireland                         4,123            74
  CRH                                    25,669           842
  DCC                                     1,508            34
  Depfa Bank                             37,472           622

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Fyffes                                 10,869   $        27
                                                  ------------
                                                        3,829
                                                  ------------
ISRAEL -- 0.3%
  Bank Hapoalim                         289,869         1,328
  Bank Leumi Le-Israel                   22,900            83
  Bezeq Israeli Telecommunication*      494,105           634
  Mizrahi Tefahot Bank*                  25,300           142
  Teva Pharmaceutical
    Industries ADR                        5,300           222
                                                  ------------
                                                        2,409
                                                  ------------
ITALY -- 1.8%
  Banca Intesa                          118,634           701
  Banca Intesa RNC                        7,446            41
  Banca Monte dei Paschi di Siena       122,500           634
  Banca Popolare di Milano              181,512         2,295
  Banche Popolari Unite                  15,591           392
  Banco Popolare di Verona e
    Novara                                4,686           112
  Benetton Group                         19,457           248
  Buzzi Unicem*                          15,100           313
  Capitalia                              32,076           242
  Enel                                    7,499            62
  ENI - Ente Nazionale Idrocarburi      142,762         4,082
  Fiat                                   22,900           248
  Fiat RNC                              119,920         1,142
  Finmeccanica                            9,200           201
  Italcementi                            15,520           318
  Luxottica Group                         1,819            51
  Recordati*                             29,300           217
  Riunione Adriatica di Sicurta           1,967            51
  Telecom Italia RNC                     57,600           132
  UniCredito Italiano                   401,432         2,920
                                                  ------------
                                                       14,402
                                                  ------------
JAPAN -- 17.6%
  Acom                                    5,350           328
  Advantest                               9,800         1,108
  Aeon                                   37,200           887
  Aisin Seiki                             8,500           301
  Amada                                  36,000           340
  Aoyama Trading                          7,400           228
  Asahi Kasei                            41,000           270
  Astellas Pharma                         9,900           382
  Bank of Fukuoka                        46,000           390
  Bank of Kyoto                          16,000           189
  Bank of Yokohama                       25,000           201
  Bridgestone                            22,000           429
  Canon                                  58,600         3,657
  Canon Sales                            11,000           237
  Central Glass                           8,000            45
  Chiba Bank                             25,000           210
  Chiyoda                                37,000           904
  Chubu Electric Power                   11,800           313
  Chugai Pharmaceutical                  10,100           185
  Circle K Sunkus                         1,800            42
  Citizen Watch                           2,500            22
  COMSYS Holdings                         4,000            56
  Credit Saison                           4,600           217
  Daicel Chemical Industries             30,000           241
  Daido Steel                            70,000           622
  Daiichi Sankyo                         10,600           219
  Daimaru                                50,000           672
  Dainippon Screen Manufacturing         13,000           120
  Daito Trust Construction                4,900           229

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Daiwa House Industry                   24,000    $      384
  Daiwa Securities Group                199,500         2,367
  Denki Kagaku Kogyo                     54,000           227
  Denso                                   6,500           237
  East Japan Railway                        162         1,152
  Eisai                                   4,000           185
  Electric Power Development              4,560           145
  Fanuc                                  11,700           986
  Fuji Electric Holdings                 65,000           304
  Fuji Television Network                     8            19
  Fujikura                               34,000           377
  Fujitsu                                25,000           199
  Gunma Bank                             27,000           201
  Gunze                                  79,000           509
  Hankyu Department Stores               64,000           565
  Hankyu Holdings*                       27,000           145
  Hino Motors                             9,000            57
  Hirose Electric                         2,200           297
  Hitachi                                91,900           640
  Hitachi Chemical                        2,500            69
  Hokkaido Electric Power                 9,300           218
  Honda Motor                            33,700         1,967
  Hoya                                   16,000           634
  Ibiden                                  3,700           176
  Isetan                                 12,100           219
  Ishikawajima-Harima
    Heavy Industries*                    63,000           191
  Ito En                                  1,700            53
  Itochu                                176,900         1,469
  Japan Tobacco                             102         1,751
  JFE Holdings                           62,100         2,288
  Joyo Bank                              31,000           199
  JS Group                                2,800            55
  JSR                                     2,600            77
  Kamigumi                                6,000            46
  Kaneka                                  5,000            66
  Kansai Electric Power                  34,600           805
  Kao                                    15,000           407
  Kawasaki Heavy Industries*             55,000           188
  KDDI                                       53           272
  Kinden                                 22,000           208
  Kirin Brewery                          20,000           263
  Kobe Steel                            460,700         1,750
  Kokuyo                                 13,800           205
  Komatsu                                45,000           798
  Komori                                 12,000           254
  Konica Minolta Holdings*                2,500            31
  Kubota                                 57,000           557
  Kyocera                                 4,900           433
  Kyushu Electric Power                  28,000           675
  Leopalace21                            24,600           884
  Makita                                 17,200           505
  Marubeni                              178,000           882
  Marui                                 115,200         2,181
  Matsushita Electric Industrial         31,000           652
  Matsushita Electric Works              11,000           128
  Millea Holdings                            40           813
  Mitsubishi                            224,200         5,199
  Mitsubishi Electric                    25,000           199
  Mitsubishi Estate                      87,000         1,834
  Mitsubishi Gas Chemical                33,000           389
  Mitsubishi Heavy Industries            92,000           432
  Mitsubishi Materials                   43,000           222
  Mitsubishi Rayon                       61,000           490
  Mitsubishi UFJ Financial Group            565         8,390
  Mitsubishi UFJ Securities              20,000           296
  Mitsui                                131,000         1,791
  Mitsui Chemicals                      135,000         1,081

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Mitsui Engineering &
    Shipbuilding*                        58,000    $      181
  Mitsui OSK Lines                      308,900         2,251
  Mitsui Sumitomo Insurance              52,000           685
  Mitsui Trust Holdings                 232,200         3,402
  Mizuho Financial Group                    292         2,326
  Murata Manufacturing                    1,900           117
  Namco Bandai Holdings                   1,650            20
  NEC                                     6,000            37
  NGK Spark Plug                         51,000         1,155
  NHK Spring                             10,000           120
  Nichirei                                9,000            41
  Nidec                                   5,900           468
  Nikon                                  19,000           323
  Nintendo                                5,000           737
  Nippon Electric Glass                  26,000           625
  Nippon Express                         33,000           174
  Nippon Kayaku                          72,000           599
  Nippon Mining Holdings                115,100           859
  Nippon Oil                             65,000           493
  Nippon Shokubai                        22,000           250
  Nippon Steel                          215,000           856
  Nippon Telegraph & Telephone              358         1,545
  Nippon Yusen Kabushiki Kaisha          40,000           260
  Nishi-Nippon City Bank*               104,000           539
  Nishimatsu Construction                57,000           242
  Nissan Motor                          159,600         1,831
  Nisshin Seifun Group                   12,300           125
  Nisshin Steel                          58,000           193
  Nisshinbo Industries                   29,000           305
  Nissin Food Products*                   7,100           216
  Nitori                                  2,300           113
  Nitto Denko                            13,500         1,158
  Nomura Holdings                        11,900           227
  NSK                                    13,000           100
  NTN                                    11,000            81
  NTT Data                                   72           333
  NTT DoCoMo                                253           374
  Obayashi                               24,000           179
  Odakyu Electric Railway                35,000           215
  Oki Electric Industry (B)             202,000           647
  Onward Kashiyama                       12,000           203
  ORIX                                   14,910         3,923
  Osaka Gas                              94,000           360
  Promise                                 5,000           302
  Rakuten                                    60            52
  Rengo                                  48,000           345
  Ricoh                                  24,000           444
  Rinnai                                  8,100           237
  Rohm                                    3,100           296
  Sankyo Gunma                            2,700           165
  Santen Pharmaceutical                   1,900            44
  Sanwa Shutter                           7,000            47
  Sanyo Shinpan Finance                  10,500           642
  Sega Sammy Holdings                    19,400           791
  Seino Transportation*                  20,000           195
  Sekisui House                          10,000           152
  Seven & I Holdings                      5,400           221
  Shimachu                                6,600           194
  Shimamura                               8,400           950
  Shimizu                                26,000           182
  Shin-Etsu Chemical                      9,100           484
  Shinko Securities*                     38,000           199
  Shinsei Bank                           20,000           134
  Shiseido                                4,000            70
  Showa Denko                            47,000           201
  Showa Shell Sekiyu                     44,400           505
  SMC                                     6,000           847
  Softbank                               70,100         2,142
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Sompo Japan Insurance                  56,000    $      813
  Sony                                    5,800           271
  Sumitomo                              111,000         1,499
  Sumitomo Chemical                      55,000           429
  Sumitomo Electric Industries           19,700           296
  Sumitomo Forestry                       5,000            51
  Sumitomo Heavy Industries              98,000           876
  Sumitomo Metal Industries             373,000         1,655
  Sumitomo Mitsui Financial Group           517         5,643
  Sumitomo Osaka Cement                  66,000           206
  Sumitomo Realty & Development          13,000           302
  Sumitomo Rubber Industries             31,200           381
  Sumitomo Trust & Banking               37,000           375
  Suzuken                                13,900           413
  Suzuki Motor                           45,400           901
  T&D Holdings                            3,550           266
  Taisei                                 19,000            92
  Takashimaya                            40,000           579
  Takeda Pharmaceutical                  61,300         3,413
  Takefuji                                2,790           179
  Tanabe Seiyaku                          5,000            55
  TDK                                     4,200           291
  Tobu Railway                           40,000           201
  Toda                                   33,000           170
  Tohoku Electric Power                  18,400           416
  Tokuyama (B)                           18,000           271
  Tokyo Broadcasting System              23,700           708
  Tokyo Electric Power                   50,800         1,370
  Tokyo Electron                         20,000         1,331
  Tokyo Gas                             170,000           774
  Tokyo Steel Manufacturing              21,100           411
  Tokyu                                  64,000           399
  Toray Industries                       24,000           185
  Toshiba                                60,000           340
  Toyo Suisan Kaisha                     39,000           571
  Toyoda Gosei                           10,500           224
  Toyota Industries                      18,000           720
  Toyota Motor                           98,300         5,237
  Trend Micro                            12,500           381
  Ube Industries                         73,000           215
  Uni-Charm                               6,000           299
  UNY                                    14,000           213
  Ushio                                   7,600           186
  Wacoal Holdings*                       14,000           193
  Yahoo! Japan                              540           635
  Yamada Denki                           31,250         3,346
  Yamaha                                 16,800           288
  Yamaha Motor                           17,200           392
  Yamato Transport                       41,000           783
  Yaskawa Electric                        3,000            33
                                                  ------------
                                                      142,739
                                                  ------------
LUXEMBOURG -- 0.4%
  Arcelor                                72,100         2,635
  SES Global FDR*                         9,263           148
  SES Global FDR (Paris Exchange)        38,100           598
                                                  ------------
                                                        3,381
                                                  ------------
MALAYSIA -- 0.6%
  IOI                                   365,100         1,356
  Malaysia International Shipping        39,900           102
  Resorts World                         434,900         1,522
  Sime Darby                            675,200         1,127
  Tenaga Nasional                       480,000         1,144
                                                  ------------
                                                        5,251
                                                  ------------

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
MEXICO -- 1.1%
  Alfa                                  245,180    $    1,304
  America Movil ADR, Ser L               86,220         2,994
  Consorcio ARA                         276,800         1,178
  Fomento Economico Mexicano
    ADR (B)                              26,310         2,289
  Grupo Financiero Banorte              634,400         1,550
                                                  ------------
                                                        9,315
                                                  ------------
NETHERLANDS -- 2.9%
  ABN AMRO Holding                       36,593         1,067
  Aegon                                  93,861         1,548
  Buhrmann                               21,645           363
  Corio +                                 1,362            90
  DSM*                                   21,997         1,383
  Euronext                                9,800           614
  European Aeronautic Defense
    and Space*                           33,780         1,239
  Heineken                               19,474           733
  Heineken Holding                        8,098           282
  ING Groep                             149,860         5,633
  James Hardie Industries                27,897           183
  Koninklijke Philips Electronics        16,200           527
  Randstad Holdings*                      4,082           229
  Reed Elsevier                          27,557           372
  Royal Dutch Shell, Cl A (B) (GBP)      28,424           853
  Royal Dutch Shell, Cl A                81,216         2,449
  Royal Dutch Shell, Cl B (B)            91,522         2,873
  Royal KPN                             193,153         2,000
  Royal Numico                            6,568           284
  TNT                                     2,771            90
  Unilever                               14,011           973
  VNU                                     6,000           194
  Wereldhave +                              264            28
  Wolters Kluwer                          4,116            90
                                                  ------------
                                                       23,628
                                                  ------------
NEW ZEALAND -- 0.0%
  Fletcher Building                       8,055            42
                                                  ------------
NORWAY -- 0.7%
  DNB                                    56,500           686
  Norsk Hydro                            20,850         2,442
  Norske Skogindustrier                  10,442           156
  Orkla                                   3,900           170
  ProSafe                                 1,000            50
  Statoil                                88,450         2,265
  Storebrand*                             4,200            46
  Yara International                      9,100           138
                                                  ------------
                                                        5,953
                                                  ------------
PHILIPPINES -- 0.1%
  Philippine Long Distance
  Telephone                               3,900           134
  SM Investments                         89,500           389
                                                  ------------
                                                          523
                                                  ------------
PORTUGAL -- 0.3%
  Banco BPI                             134,100           724
  Banco Comercial Portugues              86,200           256
  Banco Espirito Santo                   15,400           254
  Cimpor Cimentos de Portugal*           26,759           164
  Energias de Portugal*                 225,321           787
  Jeronimo Martins                        1,877            30

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Portugal Telecom*                       5,977   $        69
  Sonae                                 236,700           367
                                                  ------------
                                                        2,651
                                                  ------------
RUSSIA -- 1.2%
  LUKOIL ADR                             28,140         2,254
  MMC Norilsk Nickel ADR                 15,450         1,375
  Mobile Telesystems ADR                 28,000         1,010
  Novolipetsk Steel GDR*                 61,320         1,288
  Polyus Gold*                           15,450           529
  Sberbank GDR*                           8,920         1,378
  Surgutneftegaz ADR (B)                 22,030         1,652
                                                  ------------
                                                        9,486
                                                  ------------
SINGAPORE -- 0.6%
  DBS Group Holdings                     18,000           181
  Flextronics International*             38,300           413
  Jardine Cycle & Carriage                4,000            25
  Keppel                                 11,000            95
  Keppel Land                           103,000           281
  Neptune Orient Lines                   37,000            57
  SembCorp Industries                   242,000           463
  Singapore Airlines                      6,000            54
  Singapore Petroleum*                   23,000            72
  Singapore Telecommunications        1,452,000         2,330
  United Overseas Bank                   42,000           387
  United Overseas Land                  117,000           193
                                                  ------------
                                                        4,551
                                                  ------------
SOUTH AFRICA -- 1.3%
  ABSA Group                             82,548         1,534
  Barloworld                             77,329         1,492
  Sanlam                                881,124         2,282
  Sappi                                 125,814         1,600
  Sasol                                  85,157         2,918
  Standard Bank Group                    16,100           206
  Telkom                                  5,930           156
  Tiger Brands                            6,816           169
                                                  ------------
                                                       10,357
                                                  ------------
SOUTH KOREA -- 3.0%
  Daelim Industrial                      16,760         1,120
  Daewoo Shipbuilding & Marine
    Engineering                          59,850         1,610
  Hankook Tire                           53,170           674
  Honam Petrochemical                     6,000           352
  Hyundai Development                    22,180         1,007
  Hyundai Mobis                           2,150           181
  Hyundai Motor                          43,350         3,684
  Industrial Bank of Korea               10,680           175
  Kookmin Bank                            3,300           250
  Kookmin Bank ADR                       20,030         1,517
  POSCO                                   1,900           448
  Samsung Electronics                     7,175         5,030
  Samsung Electronics GDR                 4,774         1,687
  Samsung Fire & Marine Insurance         9,092         1,158
  Shinhan Financial Group               110,120         4,302
  Shinsegae                               2,670         1,265
                                                  ------------
                                                       24,460
                                                  ------------
SPAIN -- 2.5%
  Acciona                                   766           107
  Acerinox                               12,500           192

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  ACS Actividades Construcciones
     y Servicios                         87,922    $    3,279
  Altadis                                12,400           520
  Antena 3 de Television                  2,745            73
  Banco Bilbao Vizcaya Argentaria        94,527         1,923
  Banco Santander Central Hispano       176,215         2,575
  Ebro Puleva                             2,706            49
  Endesa                                126,514         4,237
  Fomento de Construcciones
    y Contratas                           1,687           115
  Iberdrola                              56,223         1,773
  Inditex                                 6,832           245
  Repsol (B)                            150,066         4,195
  Telefonica                             47,413           731
  Union Fenosa (B)                       13,000           488
                                                  ------------
                                                       20,502
                                                  ------------
SWEDEN -- 1.1%
  Alfa Laval                              9,300           235
  Atlas Copco, Cl A                     122,300         3,010
  Axfood                                  1,300            33
  Eniro                                   7,300            81
  Getinge                                 2,000            29
  Sandvik                                 7,900           425
  SAS*                                   14,700           194
  Scania, Cl B                              900            37
  Skandinaviska Enskilda Banken          18,800           415
  SKF, Cl B                              17,000           247
  Ssab Svenskt Stal, Cl A                15,900           715
  Svenska Cellulosa, Cl B                 6,800           285
  Svenska Handelsbanken, Cl A            17,200           447
  Swedish Match                          18,500           247
  Tele2, Cl B                            20,000           216
  Telefonaktiebolaget LM
    Ericsson, Cl B                      334,700         1,140
  TeliaSonera                            51,500           274
  Trelleborg, Cl B                       16,900           352
  Volvo, Cl A                               700            30
  Volvo, Cl B                            17,300           754
                                                  ------------
                                                        9,166
                                                  ------------
SWITZERLAND -- 4.1%
  ABB                                    57,063           684
  Adecco                                  5,186           285
  Ciba Specialty Chemicals                  417            26
  Clariant*                               6,199            95
  Compagnie Financiere Richemont         26,608         1,159
  Credit Suisse Group                    73,563         4,075
  Geberit                                   239           217
  Holcim                                 17,898         1,410
  Nestle                                 19,867         5,842
  Novartis                              129,831         6,988
  Phonak Holding                          3,980           192
  Rieter Holding                            268           104
  Roche Holding (B)                      35,960         5,314
  Sulzer                                     96            60
  Swatch Group                            1,951            64
  Swatch Group, Cl B                        572            93
  Swiss Reinsurance                      22,647         1,614
  Swisscom                                1,126           338
  Synthes                                   972           106
  UBS                                    14,265         1,516
  Xstrata                                52,832         1,540


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Zurich Financial Services*              6,417   $     1,516
                                                  ------------
                                                       33,238
                                                  ------------
TAIWAN -- 1.5%
  Acer                                  575,000         1,272
  Advanced Semiconductor
    Engineering                       1,837,873         1,509
  Chinatrust Financial Holding        1,640,000         1,376
  Compal Electronics                  1,305,310         1,214
  Eva Airways                         2,200,102           874
  HON HAI Precision Industry            277,513         1,755
  HON HAI Precision Industry GDR         15,912           202
  Quanta Computer                       301,000           458
  Taiwan Semiconductor
    Manufacturing                        80,000           148
  Taiwan Semiconductor
    Manufacturing ADR                   222,733         2,167
  United Microelectronics             1,927,019         1,124
                                                  ------------
                                                       12,099
                                                  ------------
THAILAND -- 0.5%
  Advanced Info Service                 292,500           706
  Advanced Info Service (Foreign)       124,400           299
  Land and Houses NVDR                4,248,200           992
  PTT                                    34,400           219
  PTT (Foreign)                         143,500           916
  Siam Cement                           154,100         1,046
                                                  ------------
                                                        4,178
                                                  ------------
TURKEY -- 0.6%
  Ford Otomotiv Sanayi                   10,320           100
  Haci Omer Sabanci Holding             256,805         2,032
  Turkcell Iletisim Hizmet              182,639         1,320
  Turkiye Is Bankasi                    173,533         1,650
                                                  ------------
                                                        5,102
                                                  ------------
UNITED KINGDOM -- 12.1%
  3i Group                               20,933           344
  Aggreko                               111,300           579
  Alliance Unichem                        7,540           116
  Amec                                   29,900           208
  Anglo American                         91,465         3,402
  ARM Holdings                           59,841           144
  AstraZeneca                            96,910         4,468
  AstraZeneca (SEK)                      16,450           760
  Aviva                                 146,338         2,021
  BAE Systems                           346,600         2,547
  Balfour Beatty                          8,003            52
  Barclays                              235,873         2,758
  Barratt Developments                   47,832           865
  Bellway                                23,695           486
  Berkeley Group Holdings                12,721           248
  BG Group                               65,400           765
  BHP Billiton                          342,580         5,748
  Bovis Homes Group                       3,337            47
  BP                                    562,774         6,215
  Brambles Industries                    28,135           203
  British Airways*                       63,089           362
  British American Tobacco              131,609         3,131
  British Land                           16,375           347
  British Sky Broadcasting               52,302           463
  BT Group                               36,357           131
  Bunzl                                  55,200           618
  Cadbury Schweppes                      31,825           323
  Capita Group                            6,314            52

----------------------------------------------------------------
                                                  Value
Description                           Shares      ($ Thousands)
----------------------------------------------------------------
  Carnival                                7,389    $      403
  Cobham                                 61,400           183
  Cookson Group                           4,176            35
  Daily Mail & General Trust              2,769            32
  Davis Service Group                    22,600           195
  Diageo                                 46,421           711
  Electrocomponents                      37,700           190
  Emap                                    7,342           122
  Enterprise Inns                        13,374           210
  First Choice Holidays                   7,255            29
  Firstgroup                              4,992            37
  Friends Provident                     249,600           904
  Gallaher Group                          2,426            38
  GKN                                    16,578            99
  GlaxoSmithKline                       232,087         5,885
  Great Portland Estates                 27,000           219
  Hammerson                               3,811            76
  Hanson                                 44,150           538
  Hays                                   38,011            98
  HBOS                                  248,224         4,615
  HSBC Holdings                         182,020         3,110
  IMI                                    21,600           198
  Imperial Chemical Industries           44,614           263
  Imperial Tobacco Group                  7,616           229
  Inchcape                                3,892           164
  Intercontinental Hotels Group          23,686           363
  International Power                   203,200         1,017
  J Sainsbury                           235,666         1,321
  Kelda Group                             4,408            62
  Kingfisher                             46,700           186
  Land Securities Group                   1,749            56
  Legal & General Group                  55,846           127
  Liberty International                   2,805            54
  Lloyds TSB Group                      231,369         2,244
  Man Group                               5,400           218
  Mitchells & Butlers                   124,100           860
  National Grid                          75,983           798
  Next                                    1,831            53
  Pearson                                33,293           413
  Persimmon                              46,241         1,130
  Pilkington                             15,418            44
  Prudential                              2,646            28
  Punch Taverns                          44,096           660
  Reckitt Benckiser                       6,930           246
  Reed Elsevier                          67,705           610
  Resolution                             17,500           204
  Rio Tinto                              60,174         2,827
  Rolls-Royce Group                      30,753           236
  Royal & Sun Alliance Insurance
  Group                                 521,101         1,186
  Royal Bank of Scotland Group          177,619         5,932
  SABMiller                              76,080         1,510
  Schroders                              10,200           205
  Scottish & Newcastle                   24,728           222
  Scottish & Southern Energy             24,869           500
  Scottish Power                        328,525         3,355
  Severn Trent                            5,528           112
  Smiths Group                           18,333           301
  Sportingbet                           244,500         1,698
  Stagecoach Group                       17,451            34
  Standard Chartered                     32,707           853
  Tate & Lyle                            60,787           636
  Taylor Woodrow                         78,220           569
  Tesco                                  16,660            99
  Tomkins                                45,340           264
  Trinity Mirror                         61,011           616
  Unilever                               97,409         1,001
  United Business Media                   9,703           114
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


----------------------------------------------------------------
                              Shares/Face Amount  Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  United Utilities                       30,668    $      367
  Vodafone Group                      3,750,071         7,173
  Whitbread                              36,944           685
  Wimpey George (B)                      62,043           601
  WPP Group                               9,222           107
  Yell Group                             23,600           229
                                                  ------------
                                                       98,112
                                                  ------------
Total Common Stock
  (Cost $564,080) ($ Thousands)                       650,963
                                                  ------------
ASSET-BACKED SECURITIES -- 8.5%

MORTGAGE RELATED SECURITIES -- 8.5%
  ABS Home Equity Loan Trust,
    Ser 2003-HE5, Cl M1 (D)
    5.320%, 09/15/33                     $  500           504
  Aegis Asset Backed Security
    Trust, Ser 2004-5, Cl 1A1 (D)
    4.771%, 10/25/13                        499           499
  American Home Mortgage
    Investment Trust, Ser 2005-1,
    Cl 6A (D)
    5.294%, 06/25/45                      4,336         4,312
  Asset Backed Funding
    Certificates, Ser 2005-AQ1,
    Cl A1B (I)
    4.250%, 06/25/35                      2,287         2,276
  Banc of America Funding,
    Ser 2006-A, Cl 2A2 (D)
    5.485%, 02/20/36                        300           299
  Bear Stearns NIM Trust,
    Ser 2005-AQ2N, Cl A1 (J)
    5.500%, 09/25/35                         90            89
  Centex Home Equity, Ser 2004-D,
    Cl AV4 (D)
    4.881%, 11/25/31                      3,250         3,253
  Chase Funding Mortgage Loan,
    Ser 2003-1, Cl 1A4
    4.119%, 02/25/29                      1,163         1,156
  Chase Funding Mortgage Loan,
    Ser 2004-2, Cl 1A3
    4.209%, 09/25/26                      1,600         1,586
  Cheyne High Grade, Ser 2004-1A,
    Cl AM1 (C) (D) (F) (G)
    4.740%, 11/10/06                        121           121
  Commodore, Ser 2003-2A,
    Cl A1MM (C) (D) (F) (G)
    4.560%, 12/12/38                        112           112
  Countrywide Alternative Loan
    Trust, Ser 2005-IM1, Cl M3 (D)
    6.581%, 01/25/36                        380           356
  Countrywide Asset-Backed
    Certificates, Ser 2004-11,
    Cl A2 (D)
    4.961%, 03/25/33                      1,325         1,328
  Countrywide Home Loans,
    Ser 2004-22, Cl A1 (D)
    5.119%, 11/25/34                        852           844
  Countrywide Home Loans,
    Ser 2006-HYB2, Cl 1A1 (D)
    5.168%, 01/20/36                      2,805         2,787
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (C) (D) (F) (G)
    4.620%, 10/10/06                        182           182


----------------------------------------------------------------
                                  Face Amount     Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  First Franklin Mortgage Loan
    Asset, Ser 2004-FF2, Cl A3 (D)
    4.781%, 03/25/34                     $1,337    $    1,337
  First Franklin Mortgage Loan
    Asset, Ser 2005-FFA, Cl A2A (D)
    4.691%, 03/25/25                        512           512
  First Franklin Mortgage Loan
    Asset, Ser 2005-FFH3, Cl 2A1 (D)
    4.711%, 09/25/35                      4,432         4,433
  First Franklin Mortgage Loan
    Asset, Ser2004-FF10, Cl A2 (D)
    4.981%, 12/25/32                        797           798
  GSAA Home Equity Trust,
    Ser 2006-2, Cl 2A1 (D)
    4.681%, 12/25/35                      5,600         5,600
  Harwood Street Funding II,
    Ser 2005-A1, Cl NOTE
    (C) (D) (F) (G)
    4.631%, 06/25/06                        243           243
  Indymac Mortgage Loan Trust,
    Ser 2004-AR6, Cl 1A (D)
    5.461%, 10/25/34                        402           407
  Lehman XS Trust, Ser 2005-5N,
    Cl M4 (D)
    6.331%, 11/25/35                        575           543
  Lehman XS Trust, Ser 2005-7N,
    Cl M71 (D)
    6.331%, 12/25/35                        335           309
  Master Asset Backed Securities
    Trust, Ser 2006-AB1, Cl A1 (D)
    4.745%, 03/25/36                      5,500         5,500
  Merrill Lynch Mortgage
    Investors, Ser 2005-HE2, Cl A2A (D)
    4.691%, 09/25/36                        785           785
  Merrill Lynch Mortgage Trust,
    Ser 2006-1, Cl 1A1 (D)
    5.357%, 02/25/36                      2,600         2,598
  Morgan Stanley, Ser 2003-NC10,
    Cl M1 (D)
    5.261%, 10/25/33                        650           653
  New Century Home Equity Loan
    Trust, Ser 2004-A, Cl AII3 (D)
    4.450%, 08/25/34                      1,600         1,589
  New Century Home Equity Loan
    Trust, Ser 2005-A, Cl A1F (I)
    4.359%, 08/25/35                      1,410         1,403
  New Century Home Equity Loan
    Trust, Ser 2005-B, Cl A2A (D)
    4.701%, 10/25/35                      3,916         3,917
  Nomura Asset Acceptance,
    Ser 2004-R1, Cl A1
    6.500%, 03/25/34                        505           515
  Nomura Asset Acceptance,
    Ser 2004-R2, Cl A1 (D)
    6.500%, 10/25/34                        591           595
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M10 (D) (J)
    7.081%, 01/25/36                         70            61
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M11 (D) (J)
    7.081%, 01/25/36                        150           119
  Orchard Structured Finance CDO,
    Ser 2003-1A, Cl A1MM
    (C) (D) (F) (G)
    4.920%, 05/18/06                        186           186


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


----------------------------------------------------------------
                                  Face Amount     Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AM4
    (C) (D) (F) (G)
    4.621%, 05/25/06                  $     187    $      187
  RMAC, Ser 2004-NS3A, Cl A1
    (C) (D) (F) (G)
    4.570%, 09/12/06                         59            59
  Renaissance Home Equity Loan
    Trust, Ser 2004-2, Cl AF3 (I)
    4.464%, 07/25/34                      2,000         1,978
  Residential Accredit Loans,
    Ser 2005-QA3, Cl NB2 (D)
    5.280%, 03/25/35                      2,415         2,402
  Residential Accredit Loans,
    Ser 2006-Q01, Cl 2A3 (D)
    4.981%, 02/25/46                        500           500
  Residential Asset Securities,
    Ser 2006- EMX2, Cl A1 (D)
    4.650%, 02/25/36                      2,600         2,600
  Residential Asset Securities,
    Ser 2006-KS2, Cl A1 (D)
    4.651%, 02/27/36                      5,000         4,999
  Saturn Ventures II (C) (D) (F) (G)
    4.630%, 08/07/06                        227           227
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE3N, Cl N (J)
    5.000%, 05/25/35                        538           537
  Structured Asset Investment
    Loan Trust, Ser 2005-8, Cl A2 (D)
    4.711%, 10/25/35                      1,116         1,116
  Structured Asset Securities,
    Ser 2005-S1, Cl B3
    7.081%, 03/25/35                        300           301
  Structured Asset Securities,
    Ser 2005-NC1, Cl A2 (I)
    3.920%, 02/25/35                        641           635
  TIAA Real Estate, Ser 2003-1A,
    Cl A1 (C) (D) (F) (G)
    4.635%, 09/28/06                        157           157
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl A12 (D)
    3.450%, 06/25/19                      1,450         1,431
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMMD (C) (D) (F) (G)
    4.511%, 06/15/06                         61            61
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMME (C) (D) (F) (G)
    4.511%, 09/15/06                         36            36
                                                  ------------
Total Asset-Backed Securities
  (Cost $69,057) ($ Thousands)                         69,033
                                                  ------------
COMMERCIAL PAPER (E) -- 5.0%
  American General Finance
    4.495%, 03/10/06                      5,000         4,994
  Broadhollow Funding (C)
    4.574%, 03/07/06                        182           182
  Carmel Mounting Funding (C)
    4.575%, 03/10/06                         97            97
  Elysian Funding LLC (C)
    4.725%, 04/10/06                        121           121
    4.666%, 03/27/06                        182           182
    4.628%, 03/15/06                         99            99
    4.620%, 03/01/06                         97            97
  First Data
    4.510%, 03/07/06                      5,000         4,996

----------------------------------------------------------------
                                  Face Amount     Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  General Electric Capital
    4.499%, 03/09/06                     $5,000    $    4,995
  Hitachi America Capital
    4.500%, 03/15/06                      5,000         4,991
  ING Funding
    4.500%, 03/09/06                      5,000         4,995
  Prudential
    4.500%, 03/07/06                      5,000         4,996
  Societe Generale North America
    4.490%, 03/02/06                      5,000         4,999
  Thornburg Mortgage Capital
    Resource (C)
    4.595%, 03/27/06                        243           242
  UBS Finance LLC
    4.500%, 03/07/06                      5,000         4,996
                                                  ------------
Total Commercial Paper
  (Cost $40,982) ($ Thousands)                         40,982
                                                  ------------
CORPORATE OBLIGATIONS -- 1.2%

FINANCIALS -- 1.2%
  Allstate Life Global Funding II
    MTN (C) (D) (F) (G)
    4.590%, 03/15/07                        112           112
  American General Finance
    (C) (D) (F) (G)
    4.570%, 03/15/07                        352           352
  American General Finance MTN,
    Ser F (C) (G)
    3.939%, 07/14/06                         24            25
  Bear Stearns EXL (C) (D) (G)
    4.580%, 03/15/07                        432           432
  CIT Group MTN (C) (D) (G)
    4.750%, 05/12/06                        607           607
    4.617%, 04/19/06                         61            61
  Caterpillar Financial Services
    MTN, Ser F (C) (D) (G)
    4.680%, 07/10/06                        121           121
  Countrywide Financial Services
    MTN, Ser A (C) (D) (G)
    4.770%, 11/03/06                        255           255
    4.550%, 09/13/06                        449           449
  Dekabank (C) (D) (F) (G)
    4.614%, 02/16/07                        449           449
  Irish Life & Permanent MTN,
    Ser X (C) (D) (F) (G)
    4.598%, 03/21/07                        323           323
  Islandsbanki (C) (D) (F) (G)
    4.620%, 03/07/07                        364           364
    4.620%, 03/22/07                        207           207
  Jackson National Life Funding
    (C) (D) (F) (G)
    4.570%, 02/01/07                        534           534
  Kaupthing Bank MTN (C) (D) (F) (G)
    4.630%, 03/20/07                        607           607
  Landsbanki Islands (C) (D) (F) (G)
    4.650%, 01/16/07                        462           462
  Liberty Lighthouse US Capital MTN
    (C) (D) (F) (G)
    4.597%, 05/10/06                        243           243
  Morgan Stanley EXL (C) (D) (G)
    4.630%, 03/02/07                         85            85
  Morgan Stanley EXL, Ser S
    (C) (D) (G)
    4.595%, 03/02/07                        121           121

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


----------------------------------------------------------------
                                  Face Amount     Value
Description                 ($ Thousands)/Shares  ($ Thousands)
----------------------------------------------------------------
  Natexis Banques (C) (D) (F) (G)
    4.565%, 03/15/07                     $  237    $      237
  Nationwide Building Society
    (C) (D) (F) (G)
    4.577%, 09/28/06                        134           134
    4.570%, 02/07/07                        243           243
  Nordbank (C) (D) (F) (G)
    4.582%, 03/23/07                        413           413
  Northern Rock (C) (D) (F) (G)
    4.611%, 03/02/07                        250           250
  Pacific Life Global Funding
    (C) (D) (F) (G)
    4.590%, 03/13/07                        182           182
  Premium Asset Trust, Ser
    2004-06 (C) (D) (F) (G)
    4.639%, 06/30/06                        231           231
  Premium Asset Trust,
    Ser 2004-10 (C) (D) (F) (G)
    4.580%, 03/15/07                        340           340
  Residential Capital
    6.875%, 06/30/15                         80            84
    6.000%, 02/22/11                        220           219
  SLM EXL, Ser S (C) (D) (F) (G)
    4.570%, 03/15/07                        267           267
  Shinsei Finance Cayman (D) (J)
    6.418%, 01/29/49                        545           551
  Sigma Finance MTN (C) (G) (J)
    4.680%, 11/09/06                        131           131
  Skandinav Enskilda Bank
    (C) (D) (F) (G)
    4.566%, 03/19/07                        267           267
  Washington Mutual Preferred
    Funding (D) (J)
    6.534%, 03/15/49                        600           600
  Witherspoon CDO (C) (D) (F) (G)
    4.596%, 03/15/06                         73            73
                                                  ------------
Total Corporate Obligations
  (Cost $10,025) ($ Thousands)                         10,031
                                                  ------------
PREFERRED STOCK -- 1.0%

AUSTRALIA -- 0.0%
  News                                    2,988            48
                                                  ------------
BRAZIL -- 0.8%
  Braskem, Cl A                         155,300         1,326
  Cia Energetica de Minas Gerais     45,390,000         2,317
  Petroleo Brasileiro                    34,600           725
  Tam                                   104,250         2,341
  Usinas Siderurgicas de Minas
  Gerais, Cl A                            9,600           315
                                                  ------------
                                                        7,024
                                                  ------------
GERMANY -- 0.1%
  Fresenius Medical Care                  3,500           351
  Porsche                                   233           196
  Volkswagen                              1,485            77
                                                  ------------
                                                          624
                                                  ------------
ITALY -- 0.1%
  Fiat*                                  92,420           799
                                                  ------------


----------------------------------------------------------------
                                  Face Amount     Value
Description                 ($ Thousands)/Shares  ($ Thousands)
----------------------------------------------------------------
Total Preferred Stock
  (Cost $5,914) ($ Thousands)                     $     8,495
                                                  ------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (D) -- 0.8%
  FHLMC
    5.603%, 10/01/35                     $  964           967
  FNMA
    5.550%, 01/01/36                        892           895
    5.513%, 01/01/36                        983           984
  FNMA TBA
    5.000%, 03/18/19                      3,300         3,256
                                                  ------------
Total U.S. Government Mortgage-Backed
    Obligations
    (Cost $6,099) ($ Thousands)                         6,102
                                                  ------------
U.S. TREASURY OBLIGATIONS -- 0.7%
  U.S. Treasury Bills (E)
    4.262%, 03/09/06                        100           100
    4.261%, 03/02/06                        550           550
  U.S. Treasury Bills (A)
    4.207%, 05/25/06                      4,905         4,854
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $5,504) ($ Thousands)                           5,504
                                                  ------------
EQUITY LINKED WARRANTS -- 0.6%
                                    Number of
                                     Warrants
TAIWAN -- 0.3%
  Hon Hai Precision Industry*               379         2,412
                                                 ------------
THAILAND -- 0.3%
  High Tech Computer*                       111         2,407
                                                  ------------
Total Equity Linked Warrants
  (Cost $3,761) ($ Thousands)                           4,819
                                                  ------------
CASH EQUIVALENT -- 0.2%
  SEI Daily Income Trust,
    Prime Obligations Fund,
    Cl A,4.39%** ++                   1,784,331         1,784
                                                  ------------
Total Cash Equivalents
  (Cost $1,784) ($ Thousands)                           1,784
                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
  FHLMC CMO STRIPS, Ser 232,
    Cl IO, IO
    5.000%, 08/01/35                      1,925           453
  FNMA CMO STRIPS, Ser 359,
    Cl 6, IO
    5.000%, 11/01/35                        661           158
  FNMA DN (K)
    4.634%, 07/19/06                        495           486
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $1,096) ($ Thousands)                           1,097
                                                  ------------
MASTER NOTES (C)(E)(H) -- 0.1%
  Bank of America
    4.633%, 03/01/06                        607           607


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


----------------------------------------------------------------
                                  Face Amount
                                 ($ Thousands)/   Value
Description                     Shares/Contracts  ($ Thousands)
----------------------------------------------------------------
  Bear Stearns
    4.683%, 03/01/06                     $  292   $       292
                                                  ------------
Total Master Notes
  (Cost $899) ($ Thousands)                               899
                                                  ------------
EXCHANGE TRADED FUNDS -- 0.1%
  iShares MSCI EAFE Index Fund            4,200           262
  iUnits S&P/TSX 60 Index Fund            2,800           164
                                                  ------------
Total Exchange Traded Funds
  (Cost $405) ($ Thousands)                               426
                                                  ------------

PURCHASED OPTIONS -- 0.0%
  120 Day Euro Futures Call,
    Expires 12/16/06, Strike
    Price $95                               100            81
                                                  ------------
Total Purchased Options
  (Cost $78) ($ Thousands)                                 81
                                                  ------------
RIGHTS -- 0.0%

TAIWAN -- 0.0%
                                    Number of
                                      Rights
    Eva Airways, Expires 03/10/05*        2,200             5
                                                  ------------
Total Rights
  (Cost $0) ($ Thousands)                                   5
                                                  ------------
REPURCHASE AGREEMENTS (C) (L) -- 0.4%
Barclays Capital
   4.560%, dated 02/28/06, to
  be repurchased on 03/01/06,
  repurchase price $283,846
  (collateralized by a U.S.
  Government Obligation, par
  value $296,121, 0.000%,
  08/15/06; with total market
  value $289,488)                           284           284
Deutsche Bank
   4.560%, dated 02/28/06, to
  be repurchased on 03/01/06,
  repurchase price $1,093,061
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value
  $6,023-$485,739,
  0.000%-5.600%,
  05/30/06-10/29/19; with total
  market value $1,114,784)                1,093         1,093
Lehman Brothers
   4.560%, dated 02/28/06, to
  be repurchased on 03/01/06,
  repurchase price $1,474,218
   (collateralized by various
  U.S. Government Obligations,
  ranging in par value
  $4,967-$609,481,
  0.000%-8.875%,
  04/25/07-03/23/28; with total
  market value $1,503,713)                1,474         1,474
                                                  ------------
Total Repurchase Agreements
  (Cost $2,851) ($ Thousands)                           2,851
                                                  ------------


----------------------------------------------------------------
                                                  Value
Description                         Contracts     ($ Thousands)
----------------------------------------------------------------
Total Investments -- 98.7%
  (Cost $712,535) ($ Thousands)++                 $   803,072
                                                  ============
WRITTEN OPTIONS -- 0.0%

UNITED STATES -- 0.0%
  120 Day Euro Futures Call,
     Expires 12/15/06, Strike
  Price $95                                (100)          (74)
                                                  ------------
Total Written Options
  (Premium received $70) ($ Thousands)            $       (74)
                                                  ============




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at February 28, 2006:

------------------------------------------------------------------------------------------------------------
                                                                                               Unrealized
                              Currency to              Currency to          Contract          Appreciation/
    Settlement                  Deliver                  Receive              Value          (Depreciation)
       Date                   (Thousands)              (Thousands)        ($ Thousands)       ($ Thousands)
------------------------------------------------------------------------------------------------------------
03/21/06             USD              5,447      AUD           7,371            $  5,471               $ 24
03/21/06             USD              8,011      CAD           9,269               8,150                139
03/21/06             USD              7,301      CHF           9,543               7,291                (10)
03/21/06             USD                842      DKK           5,275                 844                  2
03/21/06             USD             33,581      EUR          28,197              33,654                 73
03/21/06             USD             25,325      GBP          14,562              25,501                176
03/22/06             USD              1,345      HKD          10,430               1,345                 --
03/22/06             USD             27,485      JPY       3,226,768              27,937                452
03/21/06             USD                769      NOK           5,216                 774                  5
03/21/06             USD              2,386      SEK          18,775               2,375                (11)
03/21/06             USD                612      SGD           1,000                 617                  5
                                                                          ---------------      -------------
                                                                                $113,959               $855
                                                                          ===============      =============

CURRENCY LEGEND
AUD -- Australian Dollar     EUR -- Euro                        NOK -- Norwegian Krone
CAD -- Canadian Dollar       GBP -- British Pound Sterling      SEK -- Swedish Krona
CHF -- Swiss Franc           HKD -- Hong Kong Dollar            SGD -- Singapore Dollar
DKK -- Danish Krone          JPY -- Japanese Yen                USD -- U.S. Dollar




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


Futures -- A summary of the open futures contracts held by the Fund at February 28, 2006, is as follows:

----------------------------------------------------------------------------------------------------
                                                                                      Unrealized
                         Number of          Contract                                 Appreciation/
                         Contracts            Value          Expiration             (Depreciation)
Type of Contract        Long (Short)      ($ Thousands)         Date                 ($ Thousands)
----------------------------------------------------------------------------------------------------
90-Day Eurodollar                (2)      $       (476)         March 2006        $           --
90-Day Eurodollar                (2)              (475)         March 2007                     1
90-Day Eurodollar                (2)              (475)         March 2008                    --
90-Day Eurodollar                (2)              (475)         March 2009                    --
90-Day Eurodollar                (2)              (475)         March 2010                    --
90-Day Eurodollar                (2)              (475)          June 2006                    --
90-Day Eurodollar                (2)              (475)          June 2007                    --
90-Day Eurodollar                (2)              (475)          June 2008                    --
90-Day Eurodollar                (2)              (475)          June 2009                    --
90-Day Eurodollar                (2)              (475)          June 2010                    --
90-Day Eurodollar                (2)              (474)     September 2006                     1
90-Day Eurodollar                (2)              (475)     September 2007                    --
90-Day Eurodollar                (2)              (475)     September 2008                    --
90-Day Eurodollar                (2)              (475)     September 2009                    --
90-Day Eurodollar                (2)              (475)     September 2010                    --
90-Day Eurodollar                (2)              (475)      December 2006                     1
90-Day Eurodollar                (2)              (475)      December 2007                    --
90-Day Eurodollar                (2)              (475)      December 2008                    --
90-Day Eurodollar                (2)              (475)      December 2009                    --
90-Day Eurodollar                (2)              (475)      December 2010                    --
Amsterdam Index                  37              4,050          March 2006                    (9)
CAC40 10 Euro                   214             12,766          March 2006                   147
DAX Index                        52              8,996          March 2006                   463
DJ Euro Stoxx 50 Index           31              1,396          March 2006                    12
Euro-Bund                       (28)            (4,019)         March 2006                    12
FTSE 100 Index                  294             29,982          March 2006                   482
Hang Seng Index                  20              2,041          March 2006                    38
IBEX 35 Plus Index               29              4,069          March 2006                   130
MSCI Sing Index                  24                873          March 2006                    14
OMX Index                       414              5,197          March 2006                     1
S&P/TSE 60 Index                 82              9,506          March 2006                   187
S&P/MIB Index                    18              4,047          March 2006                   139
SPI 200 Index                    74              6,767          March 2006                   257
Topix Index                     220             31,492          March 2006                   267
U.S. 5 Year Treasury Note       (45)            (4,736)         March 2006                    15
U.S. 5 Year Treasury Note        (6)              (631)          June 2006                    (1)
U.S. 10 Year Treasury Note       16              1,727           June 2006                     2
                                                                                ------------------
                                                                                  $        2,159
                                                                                ==================




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


At February 28, 2006, the following Total Return Swap agreements were outstanding:

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Notional          Unrealized
                                                                                  Expiration       Amount          Appreciation
Description                                                                          Date       ($ Thousands)      ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Banc of America --
CMBS AAA10Yr Index plus 15 basis point times the notional amount.
The return on the spread is (the period starting spread minus the period ending spread) times duration times the notional amount divided
10000. (Counter party: Bank of America)                                            07/31/06        $25,000              $    29

Receive payment on the monthly reset spread from Lehman Brothers --
CMBS Aaa Index times the notional amount. The return on the spread is
(the period starting spread minus the period ending spread) times duration times the notional amount divided 10000.
(Counter party: Goldman Sachs)                                                     09/01/06         17,000                   --

Receive payment on the monthly reset spread from Swiss Market Index --
CHF 3M RTI Libor plus 27bps. The return on the spread is
(current Index Value / Base Index Value multiply by 100 plus
(Current Date -- Reset Date) / 365 x Dividend Yield.
(Counter party: JPMorgan Chase)                                                    01/17/07          9,619                  130
                                                                                                                      -----------
                                                                                                                        $   159
                                                                                                                      ===========




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
February 28, 2006


    Percentages are based on Net Assets of $813,355 ($ Thousands).

*   Non-Income Producing Security

**  Rate shown is the 7-day effective yield as of February 28, 2006.

+   Real Estate Investment Trusts.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at February 28, 2006. The total value of securities on loan at February 28, 2006 was $14,130 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2006 was $14,918 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2006.

(E) The rate reported is the effective yield at time of purchase.

(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(G) The date reported on the Schedule of Investments is the date in effect as of February 28, 2006.

(H) The date shown is the earlier of the reset date or the demand date.

(I) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2006. The coupon on a step bond changes on a specified date.

(J) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, may be sold only to dealers in that program or "accredited investors." As of February 28, 2006, the value of these securities amounted to $2,088
    ($ Thousands), representing 0.26% of the net assets of the Fund. These securities have been deemed liquid by the Board of Trustees.

(K) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(L) Tri-Party Repurchase Agreements.

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DN  -- Discount Note
EXL -- Extendable Maturity
FDR -- Fiduciary Depositary Receipt
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
NVDR -- Non-Voting Depositary Receipt
SEK -- Swedish Krona
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

Amounts designated as "--"are zero or have been rounded to zero.

++ At February 28, 2006, the tax basis cost of the Fund's investments was $712,535 ($ Thousands), and the unrealized appreciation and depreciation were $96,385 ($ Thousands) and $(5,848), respectively.

    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Emerging Markets Debt Fund
February 28, 2006


----------------------------------------------------------------
                                  Face Amount(1)   Value
Description                       (Thousands)      ($ Thousands)
----------------------------------------------------------------
GLOBAL BONDS -- 77.6%

ARGENTINA -- 4.5%
  Republic of Argentina
    3.970%, 12/31/33                      1,993    $    1,995
  Republic of Argentina (B)
    4.889%, 08/03/12                      4,280         3,512
  Republic of Argentina (B)
    2.790%, 12/31/33            ARS       1,580           679
  Republic of Argentina (B)
    10.155%, 12/15/35           EUR       1,325           117
  Republic of Argentina (I)
    1.330%, 12/31/38                     11,690         4,688
  Republic of Argentina (L)
    10.250%, 01/26/07           EUR         850           337
    9.000%, 11/19/08            EUR       1,000           187
    9.000%, 05/29/09            EUR       1,375           513
  Republic of Argentina MTN,
    Ser E (L)
    8.750%, 02/04/49            EUR       5,000         1,952
    8.000%, 10/30/09            EUR       2,000           375
    7.000%, 03/18/49            EUR       2,300           878
                                                  ------------
                                                       15,233
                                                  ------------
BRAZIL -- 16.6%
  Federal Republic of Brazil
    11.000%, 08/17/40                    10,150        13,464
    10.125%, 05/15/27                     1,500         2,059
    8.750%, 02/04/25                      3,200         3,864
    7.125%, 01/20/37                        310           329
  Federal Republic of Brazil (C)
    8.000%, 01/15/18                     21,545        24,120
    7.875%, 03/07/15                      1,240         1,386
  Federal Republic of Brazil
    12.500%, 01/05/16           BRL      10,300         5,016
  Federal Republic of Brazil,
    Ser 18YR (B)
    5.250%, 04/15/12                      6,366         6,358
                                                  ------------
                                                       56,596
                                                  ------------
BULGARIA -- 0.7%
  Republic of Bulgaria Registered
    8.250%, 01/15/15                      2,100         2,509
                                                  ------------
CHILE -- 1.0%
  Codelco
    5.500%, 10/15/13                        575           581
  Republic of Chile
    5.500%, 01/15/13                        950           969
  Republic of Chile (C)
    7.125%, 01/11/12                      1,800         1,971
                                                  ------------
                                                        3,521
                                                  ------------
CHINA -- 0.2%
  People's Republic of China (C)
    4.750%, 10/29/13                        800           783
                                                  ------------

COLOMBIA -- 4.5%
  Republic of Colombia
    11.750%, 02/25/20                     3,775         5,640
    8.250%, 12/22/14                        540           627
    8.125%, 05/21/24                      5,165         6,038
  Republic of Colombia (C)
    10.750%, 01/15/13                       200           256

----------------------------------------------------------------
                                  Face Amount(1)   Value
Description                       (Thousands)      ($ Thousands)
----------------------------------------------------------------
  10.375%, 01/28/33                       1,975   $     2,878
                                                  ------------
                                                       15,439
                                                  ------------
ECUADOR -- 0.6%
  Republic of Ecuador Registered (I)
    9.000%, 08/15/30                      2,175         2,151
                                                  ------------
EL SALVADOR -- 0.8%
  Republic of El Salvador
    8.250%, 04/10/32                        420           493
    7.750%, 01/24/23                      1,210         1,367
    7.750%, 01/24/23                        830           938
                                                  ------------
                                                        2,798
                                                  ------------
INDONESIA -- 0.6%
  Republic of Indonesia
    7.500%, 01/15/16                        650           681
  Republic of Indonesia (A)
    7.250%, 04/20/15                      1,350         1,392
                                                  ------------
                                                        2,073
                                                  ------------
LUXEMBOURG -- 0.3%
  Gaz Capital for Gazprom Registered
    8.625%, 04/28/34                        800         1,037
                                                  ------------
MALAYSIA -- 1.4%
  Government of Malaysia
    7.500%, 07/15/11                      3,275         3,623
  Petronas Capital
    7.875%, 05/22/22                        875         1,083
                                                  ------------
                                                        4,706
                                                  ------------
MEXICO -- 12.9%
  Mexican Bonos
    9.000%, 12/24/09            MXP      89,500         8,959
  Pemex Project Funding Master
    Trust (A) (C)
    9.500%, 09/15/27                      1,800         2,457
  Telefonos de Mexico
      8.750%, 01/31/16          MXP      10,000           956
  United Mexican States
    8.125%, 12/30/19                      3,000         3,712
    6.625%, 03/03/15                        275           298
  United Mexican States MTN
    8.300%, 08/15/31                      4,125         5,404
    6.375%, 01/16/13                     21,300        22,429
                                                  ------------
                                                       44,215
                                                  ------------
NIGERIA -- 0.3%
  TuranAlem Finance
    8.000%, 03/24/14                        450           469
  TuranAlem Finance (A)
    7.875%, 06/02/10                        400           418
                                                  ------------
                                                          887
                                                  ------------
PANAMA -- 1.5%
  Republic of Panama
    9.625%, 02/08/11                      1,800         2,106
    8.875%, 09/30/27                      1,125         1,409
    7.250%, 03/15/15                      1,200         1,290


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Emerging Markets Debt Fund
February 28, 2006


----------------------------------------------------------------
                                  Face Amount(1)  Value
Description                       (Thousands)     ($ Thousands)
----------------------------------------------------------------
  Republic of Panama, Ser 20YR (B)
    5.563%, 07/17/16                        258   $       255
                                                  ------------
                                                        5,060
                                                  ------------
PERU -- 3.1%
  Republic of Peru
    9.875%, 02/06/15                      1,305         1,618
    8.375%, 05/03/16                        310           358
    7.350%, 07/21/25                      4,885         5,166
  Republic of Peru FLIRB,
    Ser 20YR (B)
    5.000%, 03/07/17                        490           479
    5.000%, 03/07/17                      2,940         2,874
                                                  ------------
                                                       10,495
                                                  ------------
PHILIPPINES -- 4.6%
  Republic of Philippines
    10.625%, 03/16/25                     2,500         3,244
    8.875%, 03/17/15                        975         1,101
  Republic of Philippines (C)
    9.500%, 02/02/30                      8,200         9,820
    8.250%, 01/15/14                      1,350         1,456
                                                  ------------
                                                       15,621
                                                  ------------
POLAND -- 0.5%
  Government of Poland
    5.250%, 01/15/14                      1,750         1,761
                                                  ------------
RUSSIA -- 11.1%
  Russian Federation Registered
    12.750%, 06/24/28                     1,600         2,962
  Russian Federation Registered (I)
    5.000%, 03/31/30                     28,850        32,583
  Russian Ministry of Finance
    3.000%, 05/14/11                      2,600         2,321
                                                  ------------
                                                       37,866
                                                  ------------
SOUTH AFRICA -- 0.7%
  Republic of South Africa
    6.500%, 06/02/14                      2,290         2,470
                                                  ------------
THAILAND -- 0.6%
  Bangkok Land (L)
    3.125%, 03/31/01            CHF       5,300         2,182
                                                  ------------
TURKEY -- 3.6%
  Republic of Turkey
    9.500%, 01/15/14                        525           632
    7.375%, 02/05/25                        225           241
    7.250%, 03/15/15                      8,600         9,191
    7.000%, 06/05/20                         50            52
    6.875%, 03/17/36                         20            20
  Republic of Turkey (C)
    11.875%, 01/15/30                     1,380         2,187
                                                  ------------
                                                       12,323
                                                  ------------
UKRAINE -- 0.6%
  Government of Ukraine
    Registered (C)
    7.650%, 06/11/13                      1,800         1,936
                                                  ------------
URUGUAY -- 2.3%
  Republic of Uruguay
    9.250%, 05/17/17                      1,200         1,425
    8.000%, 11/18/22                        800           866
    7.500%, 03/15/15                      4,100         4,346

----------------------------------------------------------------
                                  Face Amount(1)  Value
Description                       (Thousands)     ($ Thousands)
----------------------------------------------------------------
  Republic of Uruguay PIK
    7.875%, 01/15/33                      1,000   $     1,072
                                                  ------------
                                                        7,709
                                                  ------------
VENEZUELA -- 4.6%
  Government of Venezuela
    10.750%, 09/19/13                     5,500         6,930
    9.375%, 01/13/34                        650           842
    9.250%, 09/15/27                      1,985         2,551
    8.500%, 10/08/14                      3,250         3,692
    7.650%, 04/21/25                        675           734
  Government of Venezuela
    Registered (C)
    5.375%, 08/07/10                        875           855
                                                  ------------
                                                       15,604
                                                  ------------
Total Global Bonds
  (Cost $255,758) ($ Thousands)                       264,975
                                                  ------------
CORPORATE OBLIGATIONS (D)(K) -- 6.8%

UNITED STATES -- 6.8%
  Allstate Life Global Funding II
    MTN (B) (F)
    4.590%, 03/15/07                        300           300
  American General Finance (B) (F)
    4.570%, 03/15/07                        945           945
  American General Finance MTN,
    Ser F
    3.939%, 07/14/06                         65            66
  Bear Stearns EXL (B)
    4.580%, 03/15/07                      1,160         1,160
  CIT Group MTN (B)
    4.750%, 05/12/06                      1,629         1,629
    4.617%, 04/19/06                        163           163
  Caterpillar Financial Services
    MTN, Ser F (B)
    4.680%, 07/10/06                        326           326
  Countrywide Financial Services
    MTN, Ser A (B)
    4.770%, 11/03/06                        684           684
    4.550%, 09/13/06                      1,206         1,206
  Dekabank (B) (F)
    4.614%, 02/16/07                      1,206         1,205
  Irish Life & Permanent MTN,
    Ser X (B) (F)
    4.598%, 03/21/07                        867           867
  Islandsbanki (B) (F)
    4.620%, 03/07/07                        977           977
    4.620%, 03/22/07                        554           554
  Jackson National Life Funding
    (B) (F)
    4.570%, 02/01/07                      1,434         1,434
  Kaupthing Bank MTN (B) (F)
    4.630%, 03/20/07                      1,629         1,629
  Landsbanki Islands (B) (F)
    4.650%, 01/16/07                      1,238         1,238
  Liberty Lighthouse US Capital
    MTN (B) (F)
    4.597%, 05/10/06                        652           651
  Morgan Stanley EXL (B)
    4.630%, 03/02/07                        228           228
  Morgan Stanley EXL, Ser S (B)
    4.595%, 03/02/07                        326           326
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Emerging Markets Debt Fund
February 28, 2006


----------------------------------------------------------------
                                  Face Amount(1)  Value
Description                       (Thousands)     ($ Thousands)
----------------------------------------------------------------
  Natexis Banques (B) (F)
    4.565%, 03/15/07                        635    $      635
  Nationwide Building Society (B) (F)
    4.577%, 09/28/06                        358           358
    4.570%, 02/07/07                        652           652
  Nordbank (B) (F)
    4.582%, 03/23/07                      1,108         1,108
  Northern Rock (B) (F)
    4.611%, 03/02/07                        671           671
  Pacific Life Global Funding (B) (F)
    4.590%, 03/13/07                        489           489
  Premium Asset Trust, Ser 2004-06
    (B) (F)
    4.639%, 06/30/06                        619           620
  Premium Asset Trust, Ser 2004-10
    (B) (F)
    4.580%, 03/15/07                        912           912
  SLM EXL, Ser S (B) (F)
    4.570%, 03/15/07                        717           717
  Sigma Finance MTN (F)
    4.680%, 11/09/06                        352           352
  Skandinav Enskilda Bank (B) (F)
    4.566%, 03/19/07                        717           717
  Witherspoon CDO (B) (F)
    4.596%, 03/15/06                        196           195
                                                  ------------
Total Corporate Obligations
  (Cost $23,014) ($ Thousands)                         23,014
                                                  ------------
LOAN TO COUNTERPARTY AS COLLATERAL FOR
SWAP CONTRACTS (H) -- 2.0%

UNITED STATES -- 2.0%
Loan to Credit Suisse First
  Boston as Collateral for Swap
  Contracts Outstanding
  0.000%, 01/20/16                        6,650         6,650
Loan to Credit Suisse First
  Boston as Collateral for Swap
  Contracts Outstanding
  0.000%, 01/20/16                           62            62
                                                  ------------
Total Loan to Counterparty as Collateral for
  Swap Contracts
  (Cost $6,712) ($ Thousands)                           6,712
                                                  ------------
ASSET-BACKED SECURITIES (B)(D)(F)(K) -- 1.2%

UNITED STATES -- 1.2%
  Cheyne High Grade, Ser 2004-1A, Cl AM1
    4.740%, 11/10/06                        326           326
  Commodore, Ser 2003-2A, Cl A1MM
    4.560%, 12/12/38                        300           300
  Duke Funding, Ser 2004-6B, Cl A1S1
    4.620%, 10/10/06                        489           489
  Harwood Street Funding II,
    Ser 2005-A1, Cl NOTE
    4.631%, 06/25/06                        651           651
  Orchard Structured Finance CDO,
    Ser 2003-1A, Cl A1MM
    4.920%, 05/18/06                        500           500


----------------------------------------------------------------
                                  Face Amount(1)  Value
Description                       (Thousands)     ($ Thousands)
----------------------------------------------------------------
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AM4
    4.621%, 05/25/06                        502    $      502
  RMAC, Ser 2004-NS3A, Cl A1
    4.570%, 09/12/06                        159           159
  Saturn Ventures II
    4.630%, 08/07/06                        608           608
  TIAA Real Estate, Ser 2003-1A, Cl A1
    4.635%, 09/28/06                        421           421
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    4.511%, 06/15/06                        163           163
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    4.511%, 09/15/06                         97            97
                                                  ------------
Total Asset-Backed Securities
  (Cost $4,216) ($ Thousands)                           4,216
                                                  ------------
COMMERCIAL PAPER (D)(E) -- 0.8%

UNITED STATES -- 0.8%
  Broadhollow Funding
    4.574%, 03/07/06                        489           488
  Carmel Mounting Funding
    4.575%, 03/10/06                        261           260
  Elysian Funding LLC
    4.725%, 04/10/06                        326           324
    4.666%, 03/27/06                        489           487
    4.628%, 03/15/06                        266           265
    4.620%, 03/01/06                        261           260
  Thornburg Mortgage Capital Resource
    4.595%, 03/27/06                        652           649
                                                  ------------
Total Commercial Paper
  (Cost $2,733) ($ Thousands)                           2,733
                                                  ------------
MASTER NOTES (B)(D)(J) -- 0.7%
  Bank of America
    4.633%, 03/01/06                      1,629         1,629
  Bear Stearns
    4.683%, 03/01/06                        782           782
                                                  ------------
Total Master Notes
  (Cost $2,411) ($ Thousands)                           2,411
                                                  ------------
WARRANTS -- 0.1%
                                     Number of
                                     Warrants
                                     ---------
MEXICO -- 0.1%
United Mexican States,
  Expires 09/01/2006*                     6,000           443
                                                  ------------
Total Warrants
  (Cost $472) ($ Thousands)                               443
                                                  ------------
OIL-LINKED PAYMENT OBLIGATION -- 0.0%

VENEZUELA -- 0.0%
Government of Venezuela Par,
  Expires 04/15/20*                           3           104
                                                  ------------
Total Oil-Linked Payment Obligation
  (Cost $102) ($ Thousands)                               104
                                                  ------------
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Emerging Markets Debt Fund
February 28, 2006


----------------------------------------------------------------
                                  Face Amount(1)  Value
Description                       (Thousands)     ($ Thousands)
----------------------------------------------------------------
REPURCHASE AGREEMENTS (D)(G) -- 2.2%
Barclays Capital
   4.560%, dated 02/28/06, to
  be repurchased on 03/01/06,
  repurchase price $761,620
  (collateralized by a U.S.
  Government Obligation, par
  value $794,557, 0.000%,
  08/15/06; with total market
  value $776,759)                           762    $      762
Deutsche Bank
  4.560%, dated 02/28/06, to
  be repurchased on 03/01/06,
  repurchase price $2,932,918
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value
  $16,161-$1,303,342,
  0.000%-5.600%,
  05/30/06-10/29/19; with total
  market value $2,991,203)                2,933         2,933
Lehman Brothers
  4.560%, dated 02/28/06, to
  be repurchased on 03/01/06,
  repurchase price $3,956,145
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value
  $13,327-$1,635,369,
  0.000%-8.875%,
  04/25/07-03/23/28; with total
  market value 4,034,784)                 3,956         3,956
                                                  ------------
Total Repurchase Agreements
  (Cost $7,651) ($ Thousands)                           7,651
                                                  ------------
Total Investments -- 91.4%
  (Cost $303,069) ($ Thousands)+                   $  312,259
                                                  ============




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Emerging Markets Debt Fund
February 28, 2006


Forward Foreign Currency Contracts --The following forward foreign currency contracts were outstanding at February 28, 2006:

----------------------------------------------------------------------------------------------------------------
                               Currency to                Currency to            Contract           Unrealized
    Settlement                    Deliver                     Receive               Value         Appreciation
       Date                    (Thousands)                (Thousands)        ($ Thousands)       ($ Thousands)
----------------------------------------------------------------------------------------------------------------
03/02/04-04/04/06    USD            14,366      BRL            30,988              $14,407                $ 41
08/08/06             USD               300      NGN            39,501                  307                   7
03/21/06             USD             1,500      PZL             4,806                1,518                  18
08/16/06-01/25/07    USD             4,300      RUB           123,531                4,409                 109
04/18/09-05/08/06    USD             6,524      TRL             8,827                6,637                 113
                                                                            ---------------       -------------
                                                                                   $27,278                $288
                                                                            ===============       =============

CURRENCY LEGEND
BRL -- Brazilian Real        RUB -- Russian Ruble
NGN -- Nigerian Naira        TRL -- New Turkish Lira
PZL -- Polish Zloty          USD -- U.S. Dollar




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Emerging Markets Debt Fund
February 28, 2006


--------------------------------------------------------------------------------------------------------------------------
Swaps -- At February 28, 2006, the following swap agreements were outstanding:
--------------------------------------------------------------------------------------------------------------------------

                                           Credit Default Swaps
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                                                                          Notional         Appreciation
                                                                       Expiration          Amount         (Depreciation)
Description                                                               Date          ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------------------------------------------------
Fund receives payment on termination date. Upon a defined credit event Fund pays notional amount and takes receipt of a defined
deliverable obligation. (Counter Party: Deutsche Bank)                  01/20/16            6,650              $  --
--------------------------------------------------------------------------------------------------------------------------

                                           Interest Rate Swaps
--------------------------------------------------------------------------------------------------------------------------
Fund receives fixed rate of 14.55% and pays floating rate based on Brazilian CDI. Payment is received or delivered on the
termination date. (Counter Party: JPMorgan Chase)                       01/02/10            1,900                 --

Fund receives fixed rate of 15.22% and pays floating rate based on Brazilian CDI.  Payment is received or delivered on the
termination date. (Counter Party: JPMorgan Chase)                       01/02/08            4,600                 --

Fund receives fixed rate of 15.11% and pays floating rate based on Brazilian CDI.  Payment is received or delivered on the
termination date. (Counter Party: JPMorgan Chase)                       01/02/08            2,800                 --
--------------------------------------------------------------------------------------------------------------------------

                                           Total Return Swaps
--------------------------------------------------------------------------------------------------------------------------
Fund incurs market exposure equivalent to that of the underlying
Nigerian Treasury Bond, 15.000%, 01/27/09 debt obligation.
Payment is received or delivered on the termination date.
(Counter Party: Citigroup)                                              01/30/09           25,471                 --

Fund incurs market exposure equivalent to that of the underlying
Nigerian Treasury Bill, 02/27/07 debt obligation.  Payment is received or delivered on the termination date.
(Counter Party: Citigroup)                                              02/07/07           28,621                 --

Fund incurs market exposure equivalent to that of the underlying
Nigerian Treasury Bill, 02/07/07 debt obligation.  Payment is received or delivered on the termination date.
(Counter Party: Standard Bank)                                          02/10/07           14,760                 --

Fund incurs market exposure equivalent to that of the underlying
Brazilian NTN, 6.000%, 08/15/10 debt obligation.  Payment is received or delivered on the termination date.
(Counter Party: JPMorgan Chase)                                         08/15/10              100                 --

Fund incurs market exposure equivalent to that of the underlying
Nigerian Treasury Bond, 17.000%, 12/16/08 debt obligation.
Payment is received or delivered on the termination date.
(Counter Party: Citigroup)                                              12/16/08           14,910                  4

                                                                                                              -------
                                                                                                              $    4
                                                                                                              =======




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED)


Emerging Markets Debt Fund
February 28, 2006


    Percentages are based on Net Assets of $341,664 ($ Thousands).

*   Non-Income Producing Security

(1) In U.S. dollars unless otherwise indicated.

(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of February 28, 2006, the total value of these securities was $4,267 ($ Thousands), representing 1.25% of the Fund's net assets. These securities have been deemed liquid by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2006.

(C) This security or a partial position of this security is on loan at February 28, 2006. The total value of securities on loan at February 28, 2006 was $38,889 ($ Thousands).

(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2006 was $40,025 ($ Thousands).

(E) The rate reported is the effective yield at time of purchase.

(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(G) Tri-Party Repurchase Agreements.

(H) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(I) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2006. The coupon on a step bond changes on a specified date.

(J) The date shown is the earlier of the reset date of the demand date.

(K) The date reported on the Schedule of Investments is the date in effect as of February 28, 2006.

(L) Security in default on interest payments.

ARS -- Argentina Peso
BRL -- Brazilian Real
CHF -- Swiss Franc
CDO -- Collateralized Debt Obligation
Cl -- Class
EUR -- Euro
EXL -- Extendable Maturity
FLIRB -- Front Loaded Interest Reduction Bond
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
MXP -- Mexican Peso
PIK -- Payment-in-Kind
Ser -- Series

    Amounts designated as "-" are either $0 or have been rounded to $0.

+ At February 28, 2006, the tax basis cost of the Fund's investments was $303,069 ($ Thousands), and the unrealized appreciation and depreciation were $9,302 ($ Thousands) and $(112) ($ Thousands), respectively.

    For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Institutional Investments Trust



By (Signature and Title)*              /s/ Robert A. Nesher
                                       -------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: April 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       -------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: April 27, 2006

By (Signature and Title)*              /s/ Stephen F. Panner
                                       -------------------------------
                                       Stephen F. Panner, Controller & CFO

Date: April 27, 2006

* Print the name and title of each signing officer under his or her signature.